                                                      Registration No. 2-91683
                                                             File No. 811-4054

                             SECURITIES AND EXCHANGE COMMISSION
                                    WASHINGTON, DC 20549

                                         FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                    [X]

Pre-Effective Amendment No. _____                                        [   ]

Post-Effective Amendment No. 35                                            [X]

                                           and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
ACT OF 1940                                                                [X]

Amendment No. 34                                                           [X]

                          OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS
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                     (Exact Name of Registrant as Specified in Charter)

                   6803 South Tucson Way, Centennial, Colorado 80112-3924
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                    (Address of Principal Executive Offices) (Zip Code)

                                       (303) 768-3200
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                    (Registrant's Telephone Number, including Area Code)

                                    Robert G. Zack, Esq.
                                   OppenheimerFunds, Inc.
                Two World Financial Center, 225 Liberty Street, 11th Floor,
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                                New York, New York 10281-1008
                          (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):
[   ] Immediately upon filing pursuant to paragraph (b)
[X ]  On December 28, 2007 pursuant to paragraph (b)
[   ] 60 days after filing pursuant to paragraph (a)(1)
[  ]  On _____________ pursuant to paragraph (a)(1)
[   ] 75 days after filing pursuant to paragraph (a)(2)
[   ] On _______________ pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[   ] This post-effective  amendment  designates a new effective date for a previously filed post-effective amendment.

Oppenheimer
AMT-Free New York Municipals
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Prospectus dated  December 28, 2007

                                              Oppenheimer AMT-Free New York
                                         Municipals (formerly "Oppenheimer New
                                         York Municipal Fund") is a mutual
                                         fund. It seeks the maximum current
                                         income exempt from federal, New York
                                         State and New York City income taxes

As with all mutual funds, the            for individual investors consistent
Securities and Exchange Commission has   with preservation of capital.
not approved or disapproved the Fund's
securities nor has it determined that          This prospectus contains
this prospectus is accurate or           important information about the Fund's
complete.  It is a criminal offense to   objective, its investment policies,
represent otherwise.                     principal investment strategies and
                                         risks. It also contains important
                                         information about how to buy and sell
                                         shares of the Fund and other account
                                         features. Please read this prospectus
                                         carefully before you invest and keep
                                         it for future reference about your
                                         account.

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                                                (logo) OppenheimerFunds
                                                The Right Way to Invest

CONTENTS

                  A B O U T  T H E  F U N D

                  The Fund's Investment Objective and Principal Investment
                  Strategies

                  Main Risks of Investing in the Fund

                  The Fund's Past Performance

                  Fees and Expenses of the Fund

                  About the Fund's Investments

                  How the Fund is Managed

                  A B O U T  Y O U R  A C C O U N T

                  How to Buy Shares
                  Class A Shares
                  Class B Shares
                  Class C Shares

                  Special Investor Services
                  AccountLink
                  PhoneLink
                  OppenheimerFunds Internet Website

                  How to Sell Shares
                  Checkwriting
                  By Mail
                  By Telephone

                  How to Exchange Shares

                  Shareholder Account Rules and Policies

                  Dividends, Capital Gains and Taxes

                  Financial Highlights

A B O U T  T H E  F U N D

The Fund's Investment Objective and Principal Investment
Strategies

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?  The Fund seeks the maximum current income exempt from federal, New York State and New York City income taxes for individual investors consistent with preservation of capital.

What is a Municipal Security?  A municipal security is essentially a loan by the buyer to the issuer of the security.  The issuer promises to pay back the principal amount of the loan and normally pays interest exempt from federal personal income tax.

What is a Municipal Security?  A municipal security is essentially a loan by the buyer to the issuer of the security.  The issuer promises to pay back the principal amount of the loan and normally pays interest exempt from federal personal income tax.

WHAT DOES THE FUND MAINLY INVEST IN?  The Fund invests mainly in New York municipal securities that pay interest that, in the opinion of counsel to the issuer of each security, is exempt from federal and New York personal income taxes.  These primarily include municipal bonds (which are long-term obligations), municipal notes (short-term obligations), and interests in municipal leases.  Most of the securities the Fund buys must be "investment grade" (rated in one of the four highest rating categories of national rating organizations, such as Standard & Poor's Rating Services ("S&P") or Moody's
Investors Service, Inc. ("Moody's")).

      Under normal market conditions the Fund attempts to invest 100% of its assets in municipal securities exempt from federal personal income taxes.  As a non-fundamental investment policy, the Fund will not invest in municipal securities the interest on which (and thus a proportionate share of the exempt-interest dividends paid by the Fund) would be subject to the federal alternative minimum tax on individuals and corporations.  As fundamental investment policies, the Fund invests:
   o  At least 80% of its net assets in municipal securities, and
   o  At least 80% of its net assets (plus borrowings for investment purposes) in New York municipal securities.

      The Fund's tax-exempt investments can include a wide variety of debt obligations (which are referred to as "New York municipal securities" in this prospectus), including securities issued by:

o     the State of New York or its political subdivisions (cities, towns and counties, for example),
o     agencies, public authorities and instrumentalities (these are state-chartered corporations) of the State of New York, and
o     territories, commonwealths and possessions of the United States (for example, Puerto Rico, Guam and the Virgin Islands) that pay interest that is exempt (in the opinion of the issuer's legal counsel when the security is issued) from federal income tax and New York State and New
      York City personal income taxes.

      The Fund does not limit its investments to securities of a particular maturity range, and may hold short-, intermediate-, and long-term securities.  However, it currently focuses on longer-term securities to seek higher yields. This portfolio strategy is subject to change. The Fund's investments are more fully explained in "About the Fund's Investments,"
below.

HOW DO THE  PORTFOLIO  MANAGERS  DECIDE  WHAT  SECURITIES  TO BUY OR SELL?  In
selecting  securities  for the Fund,  the portfolio  managers  look  primarily throughout New York for municipal securities,  using a variety of factors that may  change  over  time  and  may  vary in  particular  cases.  The  portfolio managers currently look for:
   o  Securities that provide high current triple tax-free income.
   o  A wide  range of  securities  of  different  issuers  within  the state,
      including   different   agencies  and   municipalities   for   portfolio
      diversification to help spread credit risks.
o     Primarily   investment-grade   securities   that   offer   high   income
      opportunities.
   o  Unrated bonds that might  provide high income and  securities of smaller issuers that might be overlooked by other investors and funds.

The  portfolio  managers  may  consider  selling  a  security  if any of these factors no longer applies to a security purchased by the Fund.

WHO IS THE FUND  DESIGNED FOR? The Fund is designed for  individual  investors who are seeking income exempt from federal (including the federal  alternative minimum  tax),  New York State and New York City personal  income  taxes.  The
Fund does not seek capital  gains or growth.  Because it invests in tax-exempt securities,  the Fund is not  appropriate  for retirement plan accounts or for investors  seeking  capital  growth.  The Fund is  intended  to be a long-term investment, but is not a complete investment program.

Main Risks of Investing in the Fund

      All investments have risks to some degree.  The Fund's investments are subject to changes in their value from a number of factors described below.
They include changes in general bond market movements, the change in value of particular bonds or the income they pay because of events affecting the issuer, or changes in interest rates that can affect bond prices overall.
There is also the risk that poor security selection by the Fund's investment manager, OppenheimerFunds, Inc. (the "Manager"), will cause the Fund to underperform other funds having a similar objective. The Fund's share prices and yields may change daily.

Municipal Securities Markets. While the Fund's fundamental policies do not allow it to concentrate its investments (that is, to invest 25% or more of its assets in a single industry), municipal securities are not considered an
"industry" under that policy. At times the Fund can have a relatively high portion of its portfolio holdings in particular segments of the municipal securities market, such as for example, general obligation bonds, tobacco settlement bonds, hospital/health care bonds or marine/aviation facilities, and therefore will be vulnerable to economic or legislative events that affect issuers in particular segments of the municipal securities market. The
Fund's investments in certain municipal securities with principal and interest payments that are made from the revenues of a specific project or facility and not general tax revenues may have increased risks.  Factors affecting the project or facility, such as local business or economic conditions, could have a significant impact on the project's ability to make payments of principal and interest on these securities.

CREDIT RISK.  Municipal securities are subject to credit risk.  Credit risk is the risk that the issuer of a municipal security might not make interest and principal payments on the security as they become due.  If the issuer fails to pay interest, the Fund's income may be reduced. If the issuer fails to repay principal, the value of that security and of the Fund's shares may be reduced. Because the Fund can invest as much as 25% of its total assets in municipal securities below investment grade to seek higher income, the Fund's credit risks are greater than those of funds that buy only investment-grade bonds.  A downgrade in an issuer's credit rating or other adverse news about an issuer can reduce the market value of that issuer's securities.

INTEREST RATE RISK.  Municipal securities are subject to changes in value when prevailing interest rates change.  When prevailing interest rates fall, the values of already-issued municipal securities generally rise. As a result, the income the Fund earns on its investments, and the Fund's distributions to shareholders, may decline. When prevailing interest rates rise, the values of already-issued municipal securities generally fall, and the securities may sell at a discount from their face amount. The magnitude of these price changes is generally greater for bonds having longer maturities.

      When the average maturity of the Fund's portfolio is longer, its share price may fluctuate more if interest rates change. The Fund currently focuses on longer-term securities to seek higher income. Therefore, its share prices may fluctuate more when interest rates change.

      Additionally, the Fund can buy variable rate obligations. When interest rates fall, the yields of these securities decline. Callable bonds that the
Fund buys are more likely to be called when interest rates fall, and the Fund might then have to reinvest the proceeds of the called instrument in other securities that have lower yields, reducing its income.

RISK OF FOCUSING INVESTMENTS IN NEW YORK MUNICIPAL SECURITIES.  The Fund is
"diversified" as to 75% of its assets (which means that, as to 75% of its assets, it cannot invest more than 5% of its total assets in securities of any one issuer), the Fund invests primarily in New York municipal securities.
Having a high percentage of its assets invested in the municipal securities of a single state and its municipal subdivisions could result in fluctuations in the Fund's share prices and income due to economic, regulatory or political conditions in New York.  The Statement of Additional Information
contains further information concerning special investment considerations for
New York municipal securities.

U.S. Territories, Commonwealths and Possessions
The  Fund  also  invests  in  obligations  of  the  governments  of  the  U.S.
Territories,  Commonwealths  and possessions such as the Virgin Islands,  Guam and Puerto  Rico to the extent  such  obligations  are exempt  from the income taxes of New  York.  These  investments  also are  considered  to be "New York municipal securities" for purposes of this prospectus.  Accordingly,  the Fund may be  adversely  affected by local  political  and economic  conditions  and developments  within these U.S.  Territories,  Commonwealths  and  possessions affecting the issuers of such obligations.

TOBACCO RELATED BONDS.  The Fund may invest in two types of tobacco related bonds:  (i) tobacco settlement revenue bonds, for which payments of interest and principal are made solely from a state's interest in the
Master Settlement Agreement ("MSA") described below, and (ii) tobacco bonds subject to a state's appropriation pledge, for which payments may come from both the MSA revenue and the applicable state's appropriation pledge.

o     Tobacco Settlement Revenue Bonds. The Fund may invest a significant portion of its assets in tobacco settlement revenue bonds. Tobacco settlement revenue bonds are secured by an issuing state's proportionate share in the MSA. The MSA is an agreement reached out of court in November 1998 between 46 states and six other U.S.
      jurisdictions (including Puerto Rico and Guam) and the four largest
      U.S. tobacco manufacturers (Philip Morris, RJ Reynolds, Brown &
      Williamson, and Lorillard). Subsequently, a number of smaller tobacco manufacturers signed on to the MSA, bringing the current combined market share of participating tobacco manufacturers to approximately
      92%.  The MSA provides for payments annually by the manufacturers to the states and jurisdictions in perpetuity, in exchange for releasing all claims against the manufacturers and a pledge of no further litigation. The MSA established a base payment schedule and a formula for adjusting payments each year. Tobacco manufacturers pay into a master escrow trust based on their market share and each state receives a fixed percentage of the payment as set forth in the MSA.

      A number of states have securitized the future flow of those payments by selling bonds pursuant to indentures, some through distinct governmental entities created for such purpose. The bonds are backed by the future revenue flow that is used for principal and interest payments on the bonds. Annual payments on the bonds, and thus the risk to the Fund, are highly dependent on the receipt of future settlement payments to the state or its governmental entity, as well as other factors. The actual amount of future settlement payments is dependent on many factors including, but not limited to, annual domestic cigarette shipments, cigarette consumption, inflation and the financial capability of participating tobacco companies. As a result, payments made by tobacco manufacturers could be reduced if the decrease in tobacco consumption is significantly greater than the forecasted decline.

      Because tobacco settlement bonds are backed by payments from the tobacco manufacturers, and generally not by the credit of the state or local government issuing the bonds, their creditworthiness depends on the ability of tobacco manufacturers to meet their obligations. A market share loss by the MSA companies to non-MSA participating tobacco manufacturers could cause a downward adjustment in the payment amounts.
      A participating manufacturer filing for bankruptcy also could cause delays or reductions in bond payments, which could affect the Fund's net asset value.

      The MSA and tobacco manufacturers have been and continue to be subject to various legal claims.  An adverse outcome to any litigation matters relating to the MSA or affecting tobacco manufacturers could adversely affect the payment streams associated with the MSA or cause delays or reductions in bond payments by tobacco manufacturers. The MSA itself has been subject to legal challenges and has, to date, withstood those challenges. The Statement of Additional Information contains more detailed information about the litigation related to the tobacco industry and the MSA.

o     "Subject to Appropriation" (STA) Tobacco Bonds. In addition to the tobacco settlement bonds discussed above, the Fund also may invest in tobacco related bonds that are subject to a state's appropriation pledge ("STA Tobacco Bonds").  STA Tobacco Bonds rely on both the revenue source from the MSA and a state appropriation pledge.

These STA Tobacco Bonds are part of a larger category of municipal bonds that are subject to state appropriation.  Although specific provisions may vary among states, "subject to appropriation bonds" (also referred to as
"appropriation debt") are typically payable from two distinct sources: (i) a dedicated revenue source such as a municipal enterprise, a special tax or, in the case of tobacco bonds, the MSA funds, and (ii) from the issuer's general funds.  Appropriation debt differs from a state's general obligation debt in that general obligation debt is backed by the state's full faith, credit and taxing power, while appropriation debt requires the state to pass a specific periodic appropriation to pay interest and/or principal on the bonds as the payments come due. The appropriation is usually made annually.  While STA
Tobacco Bonds offer an enhanced credit support feature, that feature is generally not an unconditional guarantee of payment by a state and states generally do not pledge the full faith, credit or taxing power of the state.
The Fund considers STA Tobacco Bonds to be "municipal securities" for purposes of its concentration policies.

INVERSE FLOATERS. The Fund may invest up to 20% of its total assets (which includes the effects of leverage) in "inverse floaters," to seek greater income and total return. An inverse floater typically is a derivative instrument created by a trust that divides a fixed-rate municipal security into two securities: a short-term tax free floating rate security and a long-term tax free floating rate security (the inverse floater) that pays interest at rates that move in the opposite direction of the yield on the short-term floating rate security. As short-term interest rates rise, inverse floaters produce less current income (and, in extreme cases, may pay no income) and as short-term interest rates fall, inverse floaters produce more current income.

Certain inverse floaters are created when the Fund purchases a fixed-rate municipal security and subsequently transfers it to a broker-dealer (the sponsor). The sponsor sells the municipal security to a trust. The trust creates the inverse floater, pursuant to an arrangement that enables the Fund to withdraw the underlying bond to collapse the inverse floater (upon the payment of the value of the short-term security and certain costs).
Additionally, the Fund may be able to purchase inverse floaters created by municipal issuers directly or by other parties depositing securities into a sponsored trust.

The Fund may also enter into "shortfall and forbearance" agreements with respect to inverse floaters. Under those agreements, on liquidation of the trust, the Fund is committed to pay the trust the difference between the liquidation value of the underlying municipal bond on which the inverse floater is based and the principal amount payable to the holders of the short-term floating rate security that is based on the same underlying municipal security. Although the Fund has the risk that it may be required to make such additional payment, these agreements may offer higher interest payments than a standard inverse floater.

The Fund's investments in inverse floaters may involve additional risks. The market value of inverse floaters can be more volatile than that of a conventional fixed-rate bond having similar credit quality, redemption provisions and maturity. Typically, inverse floaters tend to underperform fixed rate bonds in a rising long-term interest rate environment, but tend to outperform fixed rate bonds in a falling or stable long-term interest rate environment. Inverse floaters all entail some degree of leverage. An inverse floater that has a higher degree of leverage usually is more volatile with respect to its price and income than an inverse floater that has a lower degree of leverage. Some inverse floaters have a "cap," so that if interest rates rise above the "cap," the security pays additional interest income. If rates do not rise above the "cap," the Fund will have paid an additional amount for a feature that proved worthless.

Because  of the  accounting  treatment  for  inverse  floaters  created by the
Fund's  transfer  of  a  municipal  bond  to a  trust,  the  Fund's  financial statements reflect these  transactions as "secured  borrowings," which affects the Fund's  expense  ratios,  statements of income and assets and  liabilities and causes the Fund's  Statement  of  Investments  to include  the  underlying municipal bond.

BORROWING FOR LEVERAGE.  The Fund can borrow from banks to purchase additional securities, a technique referred to as "leverage," in amounts up to one third of its total assets (including the amount borrowed) less all liabilities and indebtedness other than borrowings. This use of "leverage"
will subject the Fund to greater costs than funds that do not borrow for leverage and may also make the Fund's share price more sensitive to interest rate changes. The interest on borrowed money is an expense that might reduce the Fund's yield.

TAXABILITY RISK. The Fund will invest in municipal securities in reliance at the time of purchase on an opinion of bond counsel to the issuer that the interest paid on those securities will be excludable from gross income for federal income tax purposes.  Subsequent to the Fund's acquisition of such a municipal security, however, the security may be determined to pay, or to have paid, taxable income.  As a result, the treatment of dividends previously paid or to be paid by the Fund as "exempt-interest dividends"
could be adversely affected, subjecting the Fund's shareholders to increased federal income tax liabilities.

      Under highly unusual circumstances, the Internal Revenue Service may determine that a municipal bond issued as tax-exempt should in fact be taxable. If the Fund held such a bond, it might have to distribute taxable ordinary income dividends or reclassify as taxable income previously distributed as exempt-interest dividends.

      On November 5, 2007, the U.S. Supreme Court (the "Court") heard arguments in its review of a Kentucky Court of Appeals decision that held that Kentucky's tax on interest income derived from bonds issued by states other than Kentucky unconstitutionally discriminates against interstate commerce. At issue in the case, Department of Revenue v. Davis, is a Kentucky statute that exempts from Kentucky state income taxes the interest income derived from bonds issued by the Commonwealth of Kentucky or its subdivisions but does not exempt the interest income derived from bonds issued by other states or their subdivisions.

      A decision is expected in the first part of 2008. It is not possible to predict what the Court will decide, but its decision could have a substantial impact on municipal finance, including the issuance and relative yields on municipal securities of particular states, and on mutual funds that focus on municipal investments. Among the possible outcomes of the case are the following:

      The Court may rule in favor of the Commonwealth of Kentucky, in which case the Kentucky statute would be deemed to be valid and the state's current rules governing the taxation of income derived from municipal bonds would not change.

      The Court may rule against the Commonwealth of Kentucky by upholding the ruling handed down by the Kentucky Court of Appeals and declaring the statute to be unconstitutional.  Because the case arises under the federal constitution, the Court's decision may be applied in other states that have similar statutes. Such a ruling would require Kentucky and such other states to treat income derived on in-state and out-of-state bonds equally by either exempting income derived from all out-of-state bonds from a state's income tax or taxing income derived from all municipal bonds.

      The Court may also remand the case to the Kentucky courts for further consideration consistent with instructions provided by the Court.

The case is not expected to affect the federal tax exemption for interest derived from municipal bonds.

HOW RISKY IS THE FUND OVERALL? The risks described above collectively form the overall risk profile of the Fund and can affect the value of the Fund's investments, its investment performance, and the prices of its shares.
Particular investments and investment strategies also have risks.  These risks mean that you can lose money by investing in the Fund. When you redeem your shares, they may be worth more or less than you paid for them.  There is no assurance that the Fund will achieve its investment objective.

      Because the Fund focuses its investments in New York municipal securities, it will be vulnerable to the effects of economic, regulatory and political events that affect issuers of New York State and its municipalities. Those changes can affect the value of the Fund's investments and its prices per share.  In the OppenheimerFunds spectrum, the Fund is more conservative than some types of municipal bond funds, such as high yield bond funds, but has greater risks than funds that invest only in investment-grade bonds or that are more diversified geographically.

An investment in the Fund is not a deposit of any bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund's Past Performance

The bar chart and table  below show one measure of the risks of  investing  in the Fund,  by  showing  changes  in the  Fund's  performance  (for its Class A shares)  from year to year for the last 10  calendar  years and by showing how the average annual total returns of the Fund's  shares,  both before and after taxes,  compared to those of a broad-based market index. The after-tax returns for the other classes of shares will vary.

The after-tax returns are shown for Class A shares only and are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown, and do not reflect the impact of state or local taxes.  In certain cases, the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. The after-tax returns are calculated based on certain assumptions mandated by regulation and your actual after-tax returns may differ from those shown, depending on your individual tax situation. The
Fund's past investment performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Annual Total Returns (Class A) (as of 12/31 each year)
[See appendix to prospectus for data in bar chart showing annual total returns]

Sales charges and taxes are not included in the calculations of return in this bar chart, and if those charges and taxes were included, the returns would be less than those shown.

For the period from 1/01/07 through 9/30/07,  the cumulative  return before taxes for Class A shares was -1.59%.

During  the  period  shown  in the  bar  chart,  the  highest  return  (not annualized)  before  taxes for a calendar  quarter  was 4.77% (3rd Qtr `06)
and  the  lowest  return  (not  annualized)  before  taxes  for a  calendar quarter was -4.20% (2ndQtr '04).

------------------------------------------------------------------------------
Average Annual Total Returns                                    10 Years
for the  periods  ended  December
31, 2006                            1 Year      5 Years
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Class  A  Shares   (inception
8/16/84)                             3.59%       5.88%           5.50%
  Return Before Taxes                3.58%       5.88%           5.50%
  Return After Taxes on
  Distributions                      3.98%       5.78%           5.45%
  Return   After   Taxes   on
  Distributions  and  Sale of
  Fund Shares
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Class   B    Shares    (inception    2.89%       5.78%           5.54%
3/01/93)
----------------------------------            --------------------------------
------------------------------------------------------------------------------
Class   C    Shares    (inception   6.91%        6.10%           5.21%
8/29/95)
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Lehman Brothers Municipal Bond
Index (reflects no deduction for     4.84%       5.53%           5.76%*
fees, expenses or taxes)
------------------------------------------------------------------------------
------------------------------------------------------------------------------

Consumer Price Index                 2.54%       2.69%           2.44%

------------------------------------------------------------------------------
*From 12/31/96.

The Fund's average annual total returns include applicable sales charges:  for
Class A, the current maximum  initial sales charge of 4.75%;  for Class B, the contingent  deferred  sales  charges of 5% (1-year) and 2%  (5-year);  and for
Class C, the 1%  contingent  deferred  sales  charge  for the  1-year  period.
Because  Class B shares  convert to Class A shares 72 months  after  purchase,
Class B "10 Years" performance does not include any contingent  deferred sales charge  and uses Class A  performance  for the period  after  conversion.  The returns measure the performance of a hypothetical  account and assume that all dividends and capital gains  distributions  have been reinvested in additional shares.  The  performance  of the  Fund's  shares is  compared  to the  Lehman
Brothers  Municipal  Bond  Index,  an  unmanaged  index  of a broad  range  of investment-grade  municipal bonds. The index performance includes reinvestment of income, but does not reflect  transaction  costs, fees,  expenses or taxes.
The Fund's  investments vary from those in the index.  The Fund's  performance also is compared to the Consumer  Price  Index,  a  non-securities  index that measures change in the inflation rate.

Fees and Expenses of the Fund

The following tables are meant to help you understand the fees and expenses you may pay if you buy and hold shares of the Fund.  The Fund pays a variety of expenses directly for management of its assets, administration, distribution of its shares and other services. Those expenses are subtracted from the Fund's assets to calculate the Fund's net asset values per share.
All shareholders therefore pay those expenses indirectly. Shareholders pay other expenses directly, such as sales charges and account transaction charges. The numbers below are based on the Fund's expenses during its fiscal year ended September 30, 2007.

Shareholder Fees (charges paid directly from your investment):
----------------------------------------------------------------------------------

                                 Class A Shares  Class B Shares   Class C Shares
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Maximum Sales Charge (Load) on
purchases (as % of offering           4.75%           None             None
price)
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Maximum Deferred Sales Charge
(Load) (as % of the lower of
the original offering price or                        5%(2)
redemption proceeds)                 None(1)                          1%(3)
----------------------------------------------------------------------------------

Annual Fund Operating Expenses (deducted from Fund assets):
(% of average daily net assets)
----------------------------------------------------------------------------------
                                Class A Shares                    Class C Shares
                                                 Class B Shares
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Management Fees                      0.45%           0.45%            0.45%

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Distribution and/or Service          0.24%           1.00%            1.00%
(12b-1) Fees

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Total Other Expenses                 0.82%           0.86%            0.83%

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
  Interest and Related

  Expenses from Inverse            0.69%           0.69%            0.69%

  Floaters(4)
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Other Expenses                     0.13%           0.17%            0.14%

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Total Annual Operating Expenses      1.51%           2.31%            2.28%

----------------------------------------------------------------------------------
Expenses may vary in future years. "Other Expenses" include transfer agent fees, custodial fees and accounting and legal expenses that the
Fund pays. The "Other Expenses" in the table are based on, among other things, the fees the Fund would have paid if the transfer agent had not waived a portion of its fee under a voluntary undertaking to the Fund to limit these fees to 0.35% of average daily net assets per fiscal year for all classes. That undertaking may be amended or withdrawn at any time.
1.    A contingent deferred sales charge may apply to redemptions of investments of $1 million or more of Class A shares.  See "How to Buy
   Shares" for details.
2.    Applies to redemptions in first year after purchase.  The contingent deferred sales charge gradually declines from 5% to 1% in years one through six and is eliminated after that.
3.    Applies to shares redeemed within 12 months of purchase.
4.    Interest and Related Expenses from Inverse Floaters include certain expenses and fees related to the Fund's investments in inverse floaters.
   Some of those expenses are liabilities with respect to interest paid on short-term floating rate notes issued by the trusts whose inverse floater certificates are held by the Fund. Under accounting rules, the Fund also recognizes additional income in an amount that directly corresponds to these expenses. Therefore, the Fund's net asset values per share and total returns have not been affected by these additional expenses. Those expenses affected the statement of the Fund's Total Other Expenses and
   Total Annual Operating Expenses in the table above and the Examples below.

EXAMPLES.  The following examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The examples assume that you invest $10,000 in a class of shares of the Fund for the time periods indicated, and reinvest your dividends and distributions.

      The first example assumes that you redeem all of your shares at the end of those periods. The second example assumes you keep your shares. Both examples also assume that your investment has a 5% return each year and that the class's operating expenses remain the same. Your actual costs may be higher or lower because expenses will vary over time. Based on these assumptions your expenses would be as follows:

----------------------------------------------------------------------------
If shares are redeemed:   1 Year      3 Years     5 Years      10 Years
----------------------------------------------------------------------------
----------------------------------------------------------------------------
Class A Shares            $622        $933        $1,265       $2,204
----------------------------------------------------------------------------
----------------------------------------------------------------------------
Class B Shares            $737        $1,030      $1,449       $2,285*
----------------------------------------------------------------------------
----------------------------------------------------------------------------

Class C Shares            $334        $720        $1,234       $2,645

----------------------------------------------------------------------------

----------------------------------------------------------------------------
If shares are not         1 Year      3 Years     5 Years      10 Years
redeemed:
----------------------------------------------------------------------------
----------------------------------------------------------------------------
Class A Shares            $622        $933        $1,265       $2,204
----------------------------------------------------------------------------
----------------------------------------------------------------------------
Class B Shares            $237        $730        $1,249       $2,285*
----------------------------------------------------------------------------
----------------------------------------------------------------------------

Class C Shares            $234        $720        $1,234       $2,645

----------------------------------------------------------------------------
In the first example, expenses include the initial sales charge for Class A and the applicable Class B or Class C contingent deferred sales charges. In the second example, the Class A expenses include the sales charge, but Class
B and Class C expenses do not include contingent deferred sales charges.
* Class B expenses for years 7 through 10 are based on Class A expenses since
Class B shares automatically convert to Class A shares 72 months after purchase.

About the Fund's Investments

THE FUND'S PRINCIPAL INVESTMENT POLICIES AND RISKS.  The allocation of the
Fund's portfolio among different investments will vary over time based on the
Manager's evaluation of economic and market trends. The Fund's portfolio might not always include all of the different types of investments described in this prospectus.

      The Manager tries to reduce risks by selecting a wide variety of New
York municipal investments and by carefully researching securities before they are purchased. However, changes in the overall market prices of municipal securities and the income they pay can occur at any time. The share prices and yield of the Fund can change daily based on changes in market prices of securities, interest rates and market conditions and in response to other economic events. The Statement of Additional Information contains more detailed information about the Fund's investment policies and risks.

Municipal  Securities.  The Fund buys municipal bonds and notes,  certificates of  participation  in  municipal  leases  and  other  debt  obligations.
      Municipal  securities  generally are classified as general obligation or revenue  obligation.  General  obligations  are secured by the  issuer's pledge of its full  faith,  credit and taxing  power for the  payment of principal and interest.  Revenue  obligations  are bonds whose  interest is payable only from the revenues derived from a particular  facility or class of facilities,  or a specific  excise tax or other revenue source.
      Additionally,  there are times  when an issuer  will  pledge  its taxing power to offer  additional  security to a revenue bond. These securities are called  "double-barreled  bonds."  See,  for  example,  "STA Tobacco
      Bonds", discussed earlier in the prospectus.

      The Fund invests mainly in New York municipal securities that pay interest that, in the opinion of counsel to the issuer of each security, is exempt from federal and New York personal income taxes.
      These are debt obligations issued by the State of New York and its political subdivisions (such as cities, towns, and counties), and their agencies, instrumentalities and authorities.  The term "New York municipal securities" may also include debt securities issued by the governments of other states and the District of Columbia, as well as their political subdivisions, authorities and agencies, and securities issued by any commonwealths, territories or possessions of the United
      States, or their respective agencies, instrumentalities or authorities,
      (such as, for example, Puerto Rico or Guam) if the interest paid on those securities is not subject to federal and New York personal income tax (in the opinion of bond counsel to the issuer at the time the security is issued)..

      Under highly unusual  circumstances,  the Internal  Revenue  Service may determine that a municipal  bond issued as tax-exempt  should in fact be taxable.  If the Fund  held  such a bond,  it might  have to  distribute taxable  ordinary  income  dividends  or  reclassify  as taxable  income previously distributed as exempt-interest dividends.

      Municipal  securities  are issued to raise money for a variety of public or private  purposes,  including  financing state or local  governments, specific projects or public facilities.  The Fund can buy both long-term and short-term  municipal  securities.  Long-term  municipal  securities
      (which are  generally  referred to as  "bonds")  have a maturity of more than one year when  issued.  The Fund  generally  focuses  on  long-term securities, to seek higher income.

   o  Municipal Lease Obligations.  Municipal leases are used by state and local governments to obtain funds to acquire land, equipment or facilities.  The Fund can invest in certificates of participation that represent a proportionate interest in payments made under municipal lease obligations.  Most municipal leases, while secured by the leased property, are not general obligations of the issuing municipality.
      They often contain "non-appropriation" clauses under which the municipal government has no obligation to make lease or installment payments in future years unless money is appropriated on a yearly basis.

      If the government stops making payments or transfers its payment obligations to a private entity, the obligation could lose value or become taxable. Although the obligation may be secured by the leased equipment or facilities, the disposition of the property in the event of non-appropriation or foreclosure might prove difficult, time consuming and costly, and may even result in a delay in recovery or failure to recover the original investment. Some lease obligations may not have an active trading market, making it difficult for the Fund to value and to sell them quickly at an acceptable price.

Ratings of Municipal Securities the Fund Buys.  Most of the municipal securities the Fund buys are "investment grade" at the time of purchase. The Fund limits its investments in municipal securities that at the time of purchase are not "investment-grade" to not more than 25%
      of its total assets.  "Investment grade" securities are those rated within the four highest rating categories of Moody's, S&P, Fitch, Inc.
      or another nationally recognized rating organization, or  (if unrated)
      judged by the Manager to be comparable to securities rated as investment grade. Rating categories are described in the Statement of
      Additional Information.  A reduction in the rating of a security after the Fund buys it will not automatically require the Fund to dispose of that security.

      The Manager relies to some extent on credit ratings by nationally recognized rating agencies in evaluating the credit risk of securities selected for the Fund's portfolio. It may also use its own research and analysis. Many factors affect an issuer's ability to make timely payments, and the credit risks of a particular security may change over time.

   o  Special Credit Risks of Lower-Grade Securities.  Municipal securities that are below investment grade (these are sometimes called "junk bonds") may be subject to greater price fluctuations and risks of loss of income and principal than investment-grade municipal securities.
      Securities that are (or that have fallen) below investment grade have a greater risk that the issuers might not meet their debt obligations.
      They also may not have an active trading market, which means they would be less liquid than investment-grade securities, making it harder for the Fund to sell them at an acceptable price.

CAN THE FUND'S INVESTMENT OBJECTIVE AND POLICIES CHANGE?  The Fund's Board of
Trustees can change non-fundamental policies without shareholder approval, although significant changes will be described in amendments to this prospectus.  Fundamental policies cannot be changed without the approval of a majority of the Fund's outstanding voting shares.  The Fund's investment objective is a fundamental policy.  Other investment policies that are fundamental policies are listed in the Statement of Additional Information.
An investment policy or technique is not fundamental unless this prospectus or the Statement of Additional Information says that it is.

OTHER INVESTMENT STRATEGIES.  To seek its objective, the Fund can also use the investment techniques and strategies described below.  The Manager might not always use all of them.  These techniques have risks, although some of them are designed to help reduce overall investment or market risks.

Floating Rate/Variable Rate Obligations.  Some municipal securities have variable or floating interest rates.  Variable rates are adjustable at stated periodic intervals.  Floating rates are automatically adjusted in relation to a specified market rate, such as the prime rate of a bank or the 91-day U.S. Treasury Bill rate. These obligations may be secured by bank letters of credit or other credit support arrangements and can include "participation interests" purchased from banks that give the Fund an undivided interest in a municipal obligation in proportion to its investment.
"When-Issued" and "Delayed-Delivery" Transactions. The Fund can purchase municipal securities on a "when-issued" basis and can purchase or sell securities on a "delayed- delivery" basis. Between the purchase and settlement, no payment is made for the security and no interest accrues to the buyer from the investment. There is a risk of loss to the Fund if the value of the when-issued security declines prior to the settlement date.
Puts and Stand-By Commitments.  The Fund can acquire "stand-by commitments"
      or "puts" with respect to municipal securities.  The Fund obtains the right to sell the securities at a set price on demand to the issuing broker-dealer or bank. However, this feature may result in a lower interest rate on the security. The Fund acquires stand-by commitments or puts solely to enhance portfolio liquidity.
Illiquid Securities.  Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. The Fund will not invest more than 15% of its net assets in illiquid securities. The Manager monitors holdings of illiquid securities on an ongoing basis to determine whether to sell any holdings to maintain adequate liquidity.

Portfolio Turnover. A change in the securities held by the Fund is known as
      "portfolio turnover." The Fund can engage in active and frequent trading to try to achieve its objective, and may have a high portfolio turnover rate (for example, over 100%). Increased portfolio turnover creates higher brokerage and transaction cost for the Fund (and may reduce performance). In most cases, however, the Fund does not pay brokerage commissions on debt securities it buys. If the Fund realizes capital gains when it sells its portfolio investments, it generally must pay those gains out to shareholders, increasing their taxable distributions.

Temporary, Defensive and Interim Investments.  In times of adverse or unstable market, economic or political conditions, the Fund can invest up to 100% of its total assets in temporary defensive investments that are inconsistent with the Fund's principal investment strategies.
      Generally, such investments would be high quality, short-term money market instruments such as U.S. government securities, highly rated commercial paper, short-term corporate debt obligations, bank deposits or repurchase agreements. The Fund can also hold these types of securities pending the investment of proceeds from the sale of Fund shares or portfolio securities or to meet anticipated redemptions of
      Fund shares. To the extent the Fund invests in these securities, such investments might be inconsistent with the Fund's investment objective.

PORTFOLIO HOLDINGS. The Fund's portfolio holdings are included in semi-annual and annual reports that are distributed to shareholders of the Fund within 60 days after the close of the period for which such report is being made. The Fund also discloses its portfolio holdings in its
      Statements of Investments on Form N-Q, which are filed with the
      Securities and Exchange Commission no later than 60 days after the close of its first and third fiscal quarters. These required filings are publicly available at the Securities and Exchange Commission.
      Therefore, portfolio holdings of the Fund are made publicly available no later than 60 days after the close of each of the Fund's fiscal quarters.

      A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio securities is available in the
      Fund's Statement of Additional Information.

How the Fund is Managed

THE MANAGER. OppenheimerFunds, Inc., the Manager, chooses the Fund's investments and handles its day-to-day business.  The Manager carries out its duties, subject to the policies established by the Fund's Board of Trustees, under an investment advisory agreement that states the Manager's responsibilities.  The agreement sets the fees the Fund pays to the Manager and describes the expenses that the Fund is responsible to pay to conduct its business.

      The Manager has been an investment adviser since January 1960.  The
Manager and its subsidiaries and controlled affiliates managed more than $260 billion in assets as of September 30, 2007, including other Oppenheimer funds, with more than 6 million shareholder accounts. The Manager is located at Two World Financial Center, 225 Liberty Street, 11th Floor, New York, New
York 10281-1008.

Advisory Fees.  Under the Investment Advisory Agreement, the Fund pays the
      Manager an advisory fee at an annual rate that declines as the Fund's assets grow: 0.60% of the first $200 million of average annual net assets, 0.55% of the next $100 million, 0.50% of the next $200 million,
      0.45% of the next $250 million, 0.40% of the next $250 million, and
      0.35% of average annual net assets in excess of $1 billion.  The Fund's advisory fee for its last fiscal year ended September 30, 2007, was
      0.45% of average annual net assets for each class of shares.

      A discussion  regarding the basis for the Board of Trustees' approval of the Fund's  investment  advisory  contract  is  available  in the Fund's
      Semi-Annual  Report to shareholders for the six-month period ended March
      31, 2007.

     Portfolio Managers. The Fund's portfolio is managed by a team of investment professionals, including Ronald H. Fielding, Daniel G.
     Loughran, Scott S. Cottier, Troy E. Willis, Mark R. DeMitry and Marcus
     V. Franz, who are primarily responsible for the day-to-day management of the Fund's investments.

     Mr. Fielding has been a Vice President and Senior Portfolio Manager of the Fund since July 2002.  Mr. Fielding has been a Senior Vice President of the Manager since January 1996.  He is the Chief Strategist, Senior
     Portfolio Manager, an officer and a trader for the Fund and other
     Oppenheimer funds.

     Mr. Loughran has been a Vice President of the Fund since October 2005 and a Senior Portfolio Manager of the Fund since July 2005.  Mr.
     Loughran was a Portfolio Manager of the Fund from July 2002 to June
     2005. He has been a Senior Vice President of the Manager since July 2007 and has been a portfolio manager with the Manager since 1999.  He is team leader, a Senior Portfolio Manager, an officer and trader for the
     Fund and other Oppenheimer funds.

     Mr. Cottier has been a Vice President of the Fund since October 2005 and a Senior Portfolio Manager of the Fund since 2002.  Mr. Cottier has been a Vice President of the Manager since 2002.  He is a Senior Portfolio
     Manager, an officer and trader for the Fund and other Oppenheimer funds.

     Mr. Willis has been a Vice President of the Fund since October 2005 and a Senior Portfolio Manager of the Fund since January 2006. He was a
     Portfolio Manager of the Fund from May 2003 to December 2005. Mr. Willis has been an Assistant Vice President of the Manager since July 2005 and
     Associate Portfolio Manager with the Manager since 2003.  Prior to joining the Manager in 2003, Mr. Willis was a Corporate Attorney for
     Southern Resource Group from 1999 to 2003.  He is a Senior Portfolio
     Manager, an officer and a trader for the Fund and other Oppenheimer funds.

     Mr. DeMitry has been an Associate Portfolio Manager of the Fund and of the Manager since September 2006. Mr. DeMitry was a Research Analyst of the Manager from June 2003 to August 2006. He was a Credit Analyst of the Manager from July 2001 to May 2003. He is an Associate Portfolio
     Manager and a trader for the Fund and other Oppenheimer funds.

     Mr. Franz has been an Associate Portfolio Manager of the Fund and of the
     Manager since September 2006. Mr. Franz was a Research Analyst of the
     Manager from June 2003 to August 2006.  He is an Associate Portfolio
     Manager and a trader for the Fund and other Oppenheimer funds.

     Additional information about the Fund's portfolio management team, regarding compensation, other accounts managed and their ownership of Fund shares, is provided in the Statement of Additional
     Information.

A B O U T  Y O U R  A C C O U N T

How to Buy Shares

You can buy shares several ways, as described below.  The Fund's  Distributor,
OppenheimerFunds  Distributor,  Inc., may appoint  servicing  agents to accept purchase (and redemption)  orders.  The  Distributor,  in its sole discretion, may reject any purchase order for the Fund's shares.

Buying Shares Through Your Dealer. You can buy shares through any dealer, broker or financial institution that has a sales agreement with the
      Distributor. Your dealer will place your order with the Distributor on your behalf. A broker or dealer may charge a processing fee for that service. Your account information will be shared with the dealer you designate as the dealer of record for the account.

Buying Shares Through the Distributor. Complete an OppenheimerFunds new
      account application and return it with a check payable to
      "OppenheimerFunds Distributor, Inc." Mail it to P.O. Box 5270, Denver,
      Colorado 80217. If you do not list a dealer on the application, Class A shares are your only purchase option. The Distributor will act as your agent in buying Class A shares. However, we recommend that you discuss your investment with a financial advisor before you make a purchase to be sure that the Fund is appropriate for you. Class B or Class C shares may not be purchased by a new investor directly from the Distributor without the investor designating another registered broker-dealer. If a current investor no longer has another broker-dealer of record for an existing Class B or Class C account, the Distributor is automatically designated as the broker-dealer of record, but solely for the purpose of acting as the investor's agent to purchase the shares.
o     Paying by Federal Funds Wire. Shares purchased through the Distributor may be paid for by Federal Funds wire. The minimum wire purchase is
   $2,500. Before sending a wire, call the Distributor's Wire Department at
   1.800.225.5677 to notify the Distributor of the wire and to receive further instructions.
o     Buying Shares Through OppenheimerFunds AccountLink. With AccountLink,
      you can pay for shares by electronic funds transfers from your bank account. Shares are purchased for your account by a transfer of money from your bank account through the Automated Clearing House (ACH)
      system. You can provide share purchase instructions automatically, under an Asset Builder Plan, described below, or by telephone instructions using OppenheimerFunds PhoneLink, also described below.
      Please refer to "AccountLink," below for more details.
o     Buying Shares Through Asset Builder Plans. You may purchase shares of the Fund automatically from your account at a bank or other financial institution under an Asset Builder Plan with AccountLink. Details are in the Asset Builder application and the Statement of Additional
      Information.

WHAT IS THE MINIMUM AMOUNT YOU MUST INVEST? In most cases, you can buy Fund shares with a minimum initial investment of $1,000 and make additional investments at any time with as little as $50. There are reduced minimums available under the following special investment plans:
o     By using an Asset Builder Plan or Automatic Exchange Plan (details are in the Statement of Additional Information), or government allotment plan, you can make an initial investment for as little as $500. The minimum subsequent investment is $50, except that for any account established under one of these plans prior to November 1, 2002, the minimum additional investment will remain $25.
o     A minimum initial investment of $250 applies to certain fee based programs that have an agreement with the Distributor. The minimum subsequent investment for those programs is $50.
o     The minimum investment requirement does not apply to reinvesting dividends from the Fund or other Oppenheimer funds (a list of them appears in the Statement of Additional Information, or you can ask your dealer or call the Transfer Agent), or reinvesting distributions from unit investment trusts that have made arrangements with the Distributor.

o     The minimum purchase amounts listed do not apply to omnibus accounts.

AT WHAT PRICE ARE SHARES SOLD? Shares are sold at their offering price which is the net asset value per share plus any initial sales charge that applies.
The offering price that applies to a purchase order is based on the next calculation of the net asset value per share that is made after the
Distributor receives the purchase order at its offices in Colorado, or after any agent appointed by the Distributor receives the order. Your financial advisor can provide you with more information regarding the time you must submit your purchase order and whether the advisor is an authorized agent for the receipt of purchase orders.

Net Asset Value. The Fund calculates the net asset value of each class of shares as of the close of the New York Stock Exchange (the "NYSE"), on each day the NYSE is open for trading (referred to in this prospectus as a "regular business day"). The NYSE normally closes at 4:00 p.m.,
      Eastern time, but may close earlier on some days. All references to time in this prospectus are to "Eastern time."

            The net asset value per share for a class of shares on a "regular business day" is determined by dividing the value of the Fund's net assets attributable to that class by the number of shares of that class outstanding on that day.  To determine net asset values, the Fund assets are valued primarily on the basis of current market quotations.
      If market quotations are not readily available or do not accurately reflect fair value for a security (in the Manager's judgment) or if a security's value has been materially affected by events occurring after the close of the market on which the security is principally traded, that security may be valued by another method that the Board of
      Trustees believes accurately reflects the fair value.

            The Board has adopted valuation procedures for the Fund and has delegated the day-to-day responsibility for fair value determinations to the Manager's Valuation Committee.  Fair value determinations by the
      Manager are subject to review, approval and ratification by the Board at its next scheduled meeting after the fair valuations are determined.
       In determining whether current market prices are readily available and reliable, the Manager monitors the information it receives in the ordinary course of its investment management responsibilities for significant events that it believes in good faith will affect the market prices of the securities of issuers held by the Fund. Those may include events affecting specific issuers (for example, a halt in trading of the securities of an issuer on an exchange during the trading day) or events affecting securities markets (for example, a securities market closes early because of a natural disaster). The Fund uses fair value pricing procedures to reflect what the Manager and the
      Board believe to be more accurate values for the Fund's portfolio securities, although it may not always be able to accurately determine such values.  There can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at the same time at which the Fund determines its net asset value per share.

            If, after the close of the principal market on which a security held by the Fund is traded and before the time as of which the Fund's net asset values are calculated that day, an event occurs that the
      Manager learns of and believes in the exercise of its judgment will cause a material change in the value of that security from the closing price of the security on the principal market on which it is traded, the Manager will use its best judgment to determine a fair value for that security.

The Offering  Price.  For you to receive the  offering  price for a particular day, the  Distributor or its  designated  agent must receive your order, in proper form as  described  in this  prospectus,  by the time the NYSE closes  that day.  If your order is  received  on a day when the NYSE is closed or after it has closed,  the order will receive the next offering price that is determined after your order is received.

Buying Through a Dealer. If you buy shares through an authorized dealer,  your dealer  must  receive  the  order  by the  close  of the NYSE for you to receive that day's  offering  price.  If your order is received on a day when the NYSE is closed or after it is closed,  the order  will  receive the next offering price that is determined.

------------------------------------------------------------------------------
WHAT CLASSES OF SHARES DOES THE FUND OFFER?  The Fund offers  investors  three different  classes  of  shares.  The  different  classes  of shares  represent investments in the same  portfolio of securities,  but the classes are subject to different  expenses and will likely have different  share prices.  When you buy  shares,  be sure to specify  the class of shares.  If you do not choose a class, your investment will be made in Class A shares.
------------------------------------------------------------------------------
------------------------------------------------------------------------------

------------------------------------------------------------------------------
------------------------------------------------------------------------------
Class A Shares.  If you buy Class A shares,  you pay an initial  sales  charge
      (on investments up to $1 million).  The amount of that sales charge will vary  depending  on the amount you invest.  The sales  charge  rates are listed in "How Can You Buy Class A Shares?" below.
------------------------------------------------------------------------------
Class B  Shares.  If you buy Class B  shares,  you pay no sales  charge at the time of purchase,  but you will pay an annual  asset-based sales charge.
      If you  sell  your  shares  within  6 years  of  buying  them,  you will normally  pay  a  contingent  deferred  sales  charge.  That  contingent deferred sales charge varies  depending on how long you own your shares, as described in "How Can You Buy Class B Shares?" below.
------------------------------------------------------------------------------
Class C  Shares.  If you buy Class C  shares,  you pay no sales  charge at the time of purchase,  but you will pay an annual  asset-based sales charge.
      If you sell your  shares  within 12  months  of  buying  them,  you will normally pay a contingent  deferred  sales charge of 1.0%,  as described in "How Can You Buy Class C Shares?" below.
------------------------------------------------------------------------------

WHICH CLASS OF SHARES SHOULD YOU CHOOSE? Once you decide that the Fund is an appropriate investment for you, the decision as to which class of shares is best suited to your needs depends on a number of factors that you should discuss with your financial advisor. Some factors to consider are how much you plan to invest and how long you plan to hold your investment. If your goals and objectives change over time and you plan to purchase additional shares, you should re-evaluate those factors to see if you should consider another class of shares. The Fund's operating costs that apply to a class of shares and the effect of the different types of sales charges on your investment will vary your investment results over time.

      The discussion below is not intended to be investment advice or a recommendation, because each investor's financial considerations are different. The discussion below assumes that you will purchase only one class of shares and not a combination of shares of different classes. Of course, these examples are based on approximations of the effects of current sales charges and expenses projected over time, and do not detail all of the considerations in selecting a class of shares. You should analyze your options carefully with your financial advisor before making that choice.

How Long Do You Expect to Hold Your Investment? While future financial needs cannot be predicted with certainty, knowing how long you expect to hold your investment will assist you in selecting the appropriate class of shares. Because of the effect of class-based expenses, your choice will also depend on how much you plan to invest. For example, the reduction in sales charges available for larger purchases of Class A shares may, over time, offset the effect of paying an initial sales charge on your investment, compared to the effect over time of higher class-based expenses on shares of Class B or Class C.

   o  Investing for the Shorter Term. While the Fund is meant to be a long-term investment, if you have a relatively short-term investment horizon (that is, you plan to hold your shares for not more than six years), you should most likely invest in Class A or Class C shares rather than Class B shares. That is because of the effect of the Class
      B contingent deferred sales charge if you redeem within six years, as well as the effect of the Class B asset-based sales charge on the investment return for that class in the short-term. Class C shares might be the appropriate choice (especially for investments of less than $100,000), because there is no initial sales charge on Class C shares, and the contingent deferred sales charge does not apply to amounts you sell after holding them one year.

      However, if you plan to invest more than $100,000 for the shorter term, then as your investment horizon increases toward six years, Class C shares might not be as advantageous as Class A shares. That is because the annual asset-based sales charge on Class C shares will have a greater impact on your account over the longer term than the reduced front-end sales charge available for larger purchases of Class A shares.

      If you invest $1 million or more, in most cases Class A shares will be the most advantageous choice, no matter how long you intend to hold your shares. The Distributor normally will not accept purchase orders of more than $100,000 for Class B shares or $1 million or more of Class
      C shares from a single investor. Dealers or other financial intermediaries purchasing shares for their customers in omnibus accounts are responsible for compliance with those limits.

o     Investing for the Longer Term.  If you are investing  less than $100,000 for the longer-term,  and do not expect to need access to your money for six years or more, Class B shares may be appropriate.

Are There Differences in Account Features That Matter to You? Some account features may not be available to Class B and Class C shareholders.
      Other features may not be advisable (because of the effect of the contingent deferred sales charge) for Class B and Class C shareholders.
      Therefore, you should carefully review how you plan to use your investment account before deciding which class of shares to buy.

      Additionally, the dividends payable to Class B and Class C shareholders will be reduced by the additional expenses borne by those classes that are not borne by Class A shares, such as the Class B and Class C asset-based sales charge described below and in the Statement of
      Additional Information. Also, checkwriting is not available on accounts subject to a contingent deferred sales charge.

How Do Share Classes Affect Payments to Your Broker? A financial advisor may receive different compensation for selling one class of shares than for selling another class. It is important to remember that Class B and
      Class C contingent deferred sales charges and asset-based sales charges have the same purpose as the front-end sales charge on sales of Class A shares: to compensate the Distributor for concessions and expenses it pays to dealers and financial institutions for selling shares. The
      Distributor may pay additional compensation from its own resources to securities dealers or financial institutions based upon the value of shares of the Fund held by the dealer or financial institution for its own account or for its customers.

HOW CAN YOU BUY CLASS A SHARES? Class A shares are sold at their offering price, which is normally net asset value plus an initial sales charge.
However, in some cases, described below, purchases are not subject to an initial sales charge, and the offering price will be the net asset value. In other cases, reduced sales charges may be available, as described below or in the Statement of Additional Information. Out of the amount you invest, the
Fund receives the net asset value to invest for your account.

      The sales charge varies depending on the amount of your purchase. A portion of the sales charge may be retained by the Distributor or allocated to your dealer as a concession. The Distributor reserves the right to reallow the entire concession to dealers. The current sales charge rates and concessions paid to dealers and brokers are as follows:

 ---------------------------------------------------------------------------
 Amount of Purchase       Front-End Sales  Front-End Sales   Concession As
                                           Charge As a
                          Charge As a      Percentage of
                          Percentage of    Net               Percentage of
                          Offering Price   Amount Invested   Offering Price
 ---------------------------------------------------------------------------
 ---------------------------------------------------------------------------
 Less than $50,000             4.75%             4.98%           4.00%
 ---------------------------------------------------------------------------
 ---------------------------------------------------------------------------
 $50,000 or more but           4.50%             4.71%           4.00%
 less than $100,000
 ---------------------------------------------------------------------------
 ---------------------------------------------------------------------------
 $100,000 or more but          3.50%             3.63%           3.00%
 less than $250,000
 ---------------------------------------------------------------------------
 ---------------------------------------------------------------------------
 $250,000 or more but          2.50%             2.56%           2.25%
 less than $500,000
 ---------------------------------------------------------------------------
 ---------------------------------------------------------------------------
 $500,000 or more but          2.00%             2.04%           1.80%
 less than $1 million
 ---------------------------------------------------------------------------
Due to rounding,  the actual sales charge for a particular  transaction may be higher or lower than the rates listed above.

SPECIAL SALES CHARGE ARRANGEMENTS AND WAIVERS. Appendix B to the Statement of
Additional Information details the conditions for the waiver of sales charges that apply in certain cases and the special sales charge rates that apply to purchases of shares of the Fund by certain groups, or in other special types of transactions. To receive a waiver or special sales charge rate, you must advise the Distributor when purchasing shares or the Transfer Agent when redeeming shares that a special condition applies.

Can You Reduce Class A Sales Charges?  You and your spouse may be eligible to buy Class A shares of the Fund at reduced sales charge rates set forth in the table above under the Fund's "Right of Accumulation" or a "Letter of Intent."
The Fund reserves the right to modify or to cease offering these programs at any time
o     Right of Accumulation. To qualify for the reduced Class A sales charge that would apply to a larger purchase than you are currently making
         (as shown in the table above), you can add the value of any Class A,
         Class B or, Class C shares of the Fund or other Oppenheimer funds that you or your spouse currently own, or are currently purchasing, to the value of your Class A share purchase. Your Class A shares of
         Oppenheimer Money Market Fund, Inc. or Oppenheimer Cash Reserves on
         which you have not paid a sales charge will not be counted for this purpose. In totaling your holdings, you may count shares held in your individual accounts (including IRAs, 403(b) plans and advisor sold Section 529 plans), your joint accounts with your spouse, or accounts you or your spouse hold as trustees or custodians on behalf of your children who are minors. A fiduciary can count all shares purchased for a trust, estate or other fiduciary account that has multiple accounts (including employee benefit plans for the same employer and Single K Plans for the benefit of a sole proprietor).
         If you are buying shares directly from the Fund, you must inform the
         Distributor of your eligibility and holdings at the time of your purchase in order to qualify for the Right of Accumulation. If you are buying shares through your financial intermediary you must notify your intermediary of your eligibility for the Right of
         Accumulation at the time of your purchase

            To count shares of eligible Oppenheimer funds held in accounts at other intermediaries under this Right of Accumulation, you may be requested to provide the Distributor or your current intermediary with a copy of all account statements showing your current holdings of the Fund or other eligible Oppenheimer funds, including statements for accounts held by you and your spouse or in retirement plans or trust or custodial accounts for minor children as described above. The Distributor or intermediary through which you are buying shares will calculate the value of your eligible Oppenheimer fund shares, based on the current offering price, to determine which
         Class A sales charge rate you qualify for on your current purchase.

            Beginning on January 1, 2008, investors may also count Class A,
         Class B, Class C, Class G and Class H  unit purchases in advisor sold Section 529 plans, for which the Manager or the Distributor serves as the Program Manager or Program Distributor respectively, to determine which Class A sales charge will apply to a current
         Class A share purchase. You must notify the Distributor or your current intermediary of any qualifying 529 plan holdings.

o     Letters of Intent. You may also qualify for reduced Class A sales charges by submitting a Letter of Intent to the Distributor. A Letter of Intent is a written statement of your intention to purchase a specified value of qualified shares of Class A, Class B or Class C of the Fund or other Oppenheimer funds during a 13-month period. Purchases of Class N or Class Y shares, purchases made by reinvestment of dividends or capital gains distributions from other Oppenheimer funds, purchases of Class A shares with redemption proceeds under the
      "reinvestment privilege" (described below), and purchases of Class A shares of Oppenheimer Money Market Fund, Inc. or Oppenheimer Cash
      Reserves on which a sales charge has not been paid do not count as
      "qualified shares" for satisfying the terms of a Letter. Submitting a
      Letter of Intent does not obligate you to purchase the specified amount of shares.

         The total amount of your intended purchases will determine the reduced sales charge rate that will apply to your Class A share purchases during the 13-month period. If you do not complete the purchases outlined in the Letter of Intent, the front-end sales charge you paid on your purchases will be recalculated to reflect the actual value of shares you purchased. A certain portion of your shares will be held in escrow by the Fund's Transfer Agent for this purpose. Please refer to "How to Buy Shares - Letters of Intent" in the Fund's
      Statement of Additional Information for more complete information. You may also be able to apply the Right of Accumulation to those purchases.

         Beginning on January 1, 2008, investors may also count Class A,
      Class B, Class C, Class G and Class H unit purchases in advisor sold
      Section 529 plans, for which the Manager or the Distributor serves as the Program Manager or Program Distributor, to your share purchases that qualify for a Letter of Intent. You must notify the Distributor or your current intermediary of any qualifying 529 plan holdings.

Other Special Sales Charge Arrangements and Waivers.  The Fund and the
Distributor offer other opportunities to purchase shares without front-end or contingent deferred sales charges under the programs described below. The
Fund reserves the right to amend or discontinue these programs at any time without prior notice.
o     Dividend Reinvestment.  Dividends and/or capital gains distributions received by a shareholder from the Fund may be reinvested in shares of the Fund or any of the other Oppenheimer funds into which shares of the Fund may be exchanged without a sales charge, at the net asset value per share in effect on the payable date. You must notify the Transfer Agent to elect this option and must have an existing account in the fund selected for reinvestment.

o     Exchanges of Shares.  Shares of the Fund may be exchanged for shares of certain other Oppenheimer funds at net asset value per share at the time of exchange, without sales charge, and shares of the Fund can be purchased by exchange of shares of certain other Oppenheimer funds on the same basis. Please refer to "How to Exchange Shares" in this prospectus and in the Statement of Additional Information for
         more details, including a discussion of circumstances in which sales charges may apply on exchanges.
o     Reinvestment Privilege.  Within six months of a redemption of certain
         Class A and Class B shares, the proceeds may be reinvested in Class
         A shares of the Fund, or any of the other Oppenheimer funds into which shares of the Fund may be exchanged, without a sales charge.
         This privilege applies to redemptions of Class A shares that were subject to an initial sales charge or Class A or Class B shares that were subject to a contingent deferred sales charge when redeemed.
         The investor must ask the Transfer Agent or his or her financial intermediary for that privilege at the time of reinvestment and must identify the account from which the redemption was made. This reinvestment privilege does not apply to reinvestment purchases made through automatic investment options.
o     Other Special Reductions and Waivers. The Fund and the Distributor
         offer additional arrangements to reduce or eliminate front-end sales charges or to waive contingent deferred sales charges for certain types of transactions and for certain categories  of investors.
         These are described in greater detail in Appendix B to the Statement of Additional Information may be ordered by calling 800.225.5677 or may be accessed through the OppenheimerFunds website, at
         www.oppenheimerfunds.com (under the heading "I Want To," follow the hyperlink  "Access Fund Documents" and click on the icon in the column "SAI" next to the Fund's name).  A description of these waivers and special sales charge arrangements is also available for viewing on the OppenheimerFunds website (under the heading "Fund
         Information," click on the hyperlink "Sales Charge Waivers").  To receive a waiver or special sales charge rate under these programs, the purchaser must notify the Distributor (or other financial intermediary through which shares are being purchased) at the time of purchase, or must notify the Transfer Agent at the time of redeeming shares for waivers that apply to contingent deferred sales charges.

Class A Contingent Deferred Sales Charge. There is no initial sales charge on
      Class A share purchases totaling $1 million or more of one or more of the Oppenheimer funds. However, Class A shares of the Fund purchased on or after October 22, 2007 may be subject to a 0.75% contingent deferred sales charge if they are redeemed within an 18-month "holding period"
      measured from the beginning of the calendar month of their purchase.
      That sales charge will be calculated on the lesser of the original net asset value of the redeemed shares or the aggregate net asset value of the redeemed shares at the time of redemption.

o     The Class A contingent deferred sales charge does not apply to shares purchased by the reinvestment of dividends or capital gain distributions and will not exceed the amount of the concessions the
     Distributor paid on your purchases of the Fund's Class A shares.

     The Distributor pays a concession from its own resources on certain purchases of Class A shares of one or more of the
     Oppenheimer funds that, in the aggregate, total $1 million or more. As of October 22, 2007, if purchases of the Fund's Class A shares are included in any such purchase, the Distributor will pay the concession on those Fund shares at the rate of 0.75% of their net asset value. A concession will not be paid on shares purchased by exchange or shares that were previously subject to a front-end sales charge and dealer concession.

     Letters of Intent submitted prior to October 22, 2007 will be subject to the contingent deferred sales charge that was in effect at the time the
     Letter of Intent was submitted and the Distributor will pay the concession that was applicable to those shares at that time. Unless otherwise agreed to by the Distributor, the terms of any Letter of
     Intent submitted prior to October 22, 2007 will continue until its completion.

HOW CAN YOU BUY CLASS B SHARES? Class B shares are sold at net asset value per share without an initial sales charge. However, if Class B shares are redeemed within six years from the beginning of the calendar month of their purchase, a contingent deferred sales charge will be deducted from the redemption proceeds. The Class B contingent deferred sales charge is paid to compensate the Distributor for its expenses of providing distribution-related services to the Fund in connection with the sale of Class B shares.

      The amount of the  contingent  deferred  sales charge will depend on the number of years  since you  invested  and the dollar  amount  being  redeemed, according to the following schedule for the Class B contingent  deferred sales charge holding period:

--------------------------------------------------------------------------------
Years Since Beginning of Month in    Contingent Deferred Sales Charge on
Which Purchase Order was Accepted    Redemptions in That Year (As % of Amount
                                     Subject to Charge)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
0 - 1                                5.0%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
1 - 2                                4.0%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
2 - 3                                3.0%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
3 - 4                                3.0%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
4 - 5                                2.0%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
5 - 6                                1.0%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
More than 6                          None
--------------------------------------------------------------------------------
In the table, a "year" is a 12-month period. In applying the contingent deferred sales charge, all purchases are considered to have been made on the first regular business day of the month in which the purchase was made.

Automatic Conversion of Class B Shares. Class B shares automatically convert to Class A shares 72 months after you purchase them. This conversion feature relieves Class B shareholders of the asset-based sales charge that applies to Class B shares under the Class B Distribution and
      Service Plan, described below. The conversion is based on the relative net asset value of the two classes, and no sales load or other charge is imposed. When any Class B shares that you hold convert, any other
      Class B shares that were acquired by reinvesting dividends and distributions on the converted shares will also convert to Class A shares. For further information on the conversion feature and its tax implications, see "Class B Conversion" in the Statement of Additional
      Information.

HOW CAN YOU BUY CLASS C SHARES? Class C shares are sold at net asset value per share without an initial sales charge. However, if Class C shares are redeemed within a holding period of 12 months from the beginning of the calendar month of their purchase, a contingent deferred sales charge of 1.0%
will be deducted from the redemption proceeds. The Class C contingent deferred sales charge is paid to compensate the Distributor for its expenses of providing distribution-related services to the Fund in connection with the sale of Class C shares.

DISTRIBUTION AND SERVICE (12b-1) PLANS.

Service Plan for Class A Shares. The Fund has adopted a Service Plan for
      Class A shares that reimburses the Distributor for a portion of the costs of providing services to Class A shareholder accounts. The Fund makes these payments quarterly, based on an annual rate of up to 0.25%
      of the average annual net assets of Class A shares of the Fund. The
      Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions for providing personal service and maintenance of accounts of their customers that hold Class A shares.

Distribution and Service Plans for Class B and Class C Shares. The Fund has
      adopted Distribution and Service Plans for Class B and Class C shares to pay the Distributor for its services and costs in distributing Class
      B and Class C shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% per year on Class B shares and on Class C shares. The Distributor also receives a service fee of up to 0.25% per year under each plan.

      The asset-based sales charge and service fees increase Class B and
      Class C expenses by 1.00% of the net assets per year of the respective class. Because these fees are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges.

      The Distributor uses the service fees to compensate dealers for providing personal services for accounts that hold Class B or Class C shares. The Distributor normally pays the 0.25% service fees to dealers in advance for the first year after the shares are sold by the dealer.
      After the shares have been held for a year, the Distributor pays the service fees to dealers periodically.

      The  Distributor  currently  pays a sales  concession  of  3.75%  of the purchase  price of Class B shares to dealers  from its own  resources at the time of sale.  Including  the advance of the service  fee, the total amount  paid by the  Distributor  to the  dealer  at the time of sale of
      Class  B  shares  is  therefore  4.00%  of  the  purchase   price.   The
      Distributor  normally retains the Class B asset-based sales charge.  See the Statement of Additional Information for exceptions.

      The Distributor currently pays a sales concession of 0.75% of the purchase price of Class C shares to dealers from its own resources at the time of sale. Including the advance of the service fee, the total amount paid by the Distributor to the dealer at the time of sale of
      Class C shares is therefore 1.00% of the purchase price. The
      Distributor pays the asset-based sales charge as an ongoing concession to the dealer on Class C shares that have been outstanding for a year or more. The Distributor normally retains the Class C asset-based sales charge during the first year after Class C shares are purchased. See the Statement of Additional Information for exceptions.

      Under certain circumstances, the Distributor may pay the full Class B or Class C asset-based sales charge and the service fee to the dealer beginning in the first year after purchase of such shares in lieu of paying the dealer the sales concession and the advance of the first year's service fee at the time of purchase, if there is a special agreement between the dealer and the Distributor. In those circumstances, the sales concession will not be paid to the dealer.

OTHER PAYMENTS TO FINANCIAL INTERMEDIARIES AND SERVICE PROVIDERS. The Manager
and the Distributor, in their discretion, also may pay dealers or other financial intermediaries and service providers for distribution and/or shareholder servicing activities. These payments are made out of the
Manager's and/or the Distributor's own resources, including from the profits derived from the advisory fees the Manager receives from the Fund. These cash payments, which may be substantial, are paid to many firms having business relationships with the Manager and Distributor. These payments are in addition to any distribution fees, servicing fees, or transfer agency fees paid directly or indirectly by the Fund to these financial intermediaries and any commissions the Distributor pays to these firms out of the sales charges paid by investors. These payments by the Manager or Distributor from their own resources are not reflected in the tables in the section called "Fees and
Expenses of the Fund" in this prospectus because they are not paid by the
Fund.

     "Financial intermediaries" are firms that offer and sell Fund shares to their clients, or provide shareholder services to the Fund, or both, and receive compensation for doing so. Your securities dealer or financial advisor, for example, is a financial intermediary, and there are other types of financial intermediaries that receive payments relating to the sale or servicing of the Fund's shares. In addition to dealers, the financial intermediaries that may receive payments include sponsors of fund
"supermarkets," sponsors of fee-based advisory or wrap fee programs, sponsors of college and retirement savings programs, banks and trust companies offering products that hold Fund shares, and insurance companies that offer variable annuity or variable life insurance products.

     In general, these payments to financial intermediaries can be categorized as "distribution-related" or "servicing" payments. Payments for distribution-related expenses, such as marketing or promotional expenses, are often referred to as "revenue sharing." Revenue sharing payments may be made on the basis of the sales of shares attributable to that dealer, the average net assets of the Fund and other Oppenheimer funds attributable to the accounts of that dealer and its clients, negotiated lump sum payments for distribution services provided, or sales support fees. In some circumstances, revenue sharing payments may create an incentive for a dealer or financial intermediary or its representatives to recommend or offer shares of the Fund or other Oppenheimer funds to its customers. These payments also may give an intermediary an incentive to cooperate with the Distributor's marketing efforts. A revenue sharing payment may, for example, qualify the Fund for preferred status with the intermediary receiving the payment or provide representatives of the Distributor with access to representatives of the intermediary's sales force, in some cases on a preferential basis over funds of competitors. Additionally, as firm support, the Manager or Distributor may reimburse expenses related to educational seminars and "due diligence" or training meetings (to the extent permitted by applicable laws or the rules of the Financial Industry Regulatory Authority (FINRA), formerly known as the
NASD) designed to increase sales representatives' awareness about Oppenheimer funds, including travel and lodging expenditures. However, the Manager does not consider a financial intermediary's sale of shares of the Fund or other
Oppenheimer funds when selecting brokers or dealers to effect portfolio transactions for the funds.

     Various factors are used to determine whether to make revenue sharing payments. Possible considerations include, without limitation, the types of services provided by the intermediary, sales of Fund shares, the redemption rates on accounts of clients of the intermediary or overall asset levels of
Oppenheimer funds held for or by clients of the intermediary, the willingness of the intermediary to allow the Distributor to provide educational and training support for the intermediary's sales personnel relating to the
Oppenheimer funds, the availability of the Oppenheimer funds on the intermediary's sales system, as well as the overall quality of the services provided by the intermediary and the Manager or Distributor's relationship with the intermediary. The Manager and Distributor have adopted guidelines for assessing and implementing each prospective revenue sharing arrangement.
To the extent that financial intermediaries receiving distribution-related payments from the Manager or Distributor sell more shares of the Oppenheimer funds or retain more shares of the funds in their client accounts, the
Manager and Distributor benefit from the incremental management and other fees they receive with respect to those assets.

     Payments may also be made by the Manager, the Distributor or the
Transfer Agent to financial intermediaries to compensate or reimburse them for administrative or other client services provided such as sub-transfer agency services for shareholders or retirement plan participants, omnibus accounting or sub-accounting, participation in networking arrangements, account set-up, recordkeeping and other shareholder services. Payments may also be made for administrative services related to the distribution of Fund shares through the intermediary. Firms that may receive servicing fees include retirement plan administrators, qualified tuition program sponsors, banks and trust companies, and others. These fees may be used by the service provider to offset or reduce fees that would otherwise be paid directly to them by certain account holders, such as retirement plans.

     The Statement of Additional Information contains more information about revenue sharing and service payments made by the Manager or the Distributor.
Your dealer may charge you fees or commissions in addition to those disclosed in this prospectus. You should ask your dealer or financial intermediary for details about any such payments it receives from the Manager or the
Distributor and their affiliates, or any other fees or expenses it charges.

Special Investor Services

ACCOUNTLINK. You can use our AccountLink feature to link your Fund account with an account at a U.S. bank or other financial institution. It must be an
Automated Clearing House (ACH) member. AccountLink lets you:
    o transmit funds electronically to purchase shares by telephone (through a service representative or by PhoneLink) or automatically under Asset
      Builder Plans, or
    o have the Transfer Agent send redemption proceeds or transmit dividends and distributions directly to your bank account. Please call the
      Transfer Agent for more information.
      You may purchase shares by telephone only after your account has been established. To purchase shares in amounts up to $250,000 through a telephone representative, call the Distributor at 1.800.225.5677. The purchase payment will be debited from your bank account.

      AccountLink privileges should be requested on your Application or your dealer's settlement instructions if you buy your shares through a dealer.
After your account is established, you can request AccountLink privileges by sending signature-guaranteed instructions and proper documentation to the
Transfer Agent. AccountLink privileges will apply to each shareholder listed in the registration on your account as well as to your dealer representative of record unless and until the Transfer Agent receives written instructions terminating or changing those privileges. After you establish AccountLink for your account, any change you make to the bank account information must be made by signature-guaranteed instructions to the Transfer Agent signed by all shareholders who own the account.

PHONELINK. PhoneLink is the OppenheimerFunds automated telephone system that enables shareholders to perform a number of account transactions automatically using a touch-tone phone. PhoneLink may be used on already-established Fund accounts after you obtain a Personal Identification
Number (PIN), by calling the PhoneLink number, 1.800.225.5677.
Purchasing Shares. You may purchase shares in amounts up to $100,000 by phone, by calling 1.800.225.5677. You must have established AccountLink privileges to link your bank account with the Fund to pay for these purchases.
Exchanging Shares. With the OppenheimerFunds Exchange Privilege, described below, you can exchange shares automatically by phone from your Fund account to another OppenheimerFunds account you have already established by calling the special PhoneLink number.
Selling Shares.  You can redeem shares by telephone  automatically  by calling the  PhoneLink  number and the Fund will send the  proceeds  directly to your  AccountLink  bank  account.  Please refer to "How to Sell Shares,"
      below for details.

CAN YOU SUBMIT TRANSACTION REQUESTS BY FAX? You may send requests for certain types of account transactions to the Transfer Agent by fax (telecopier).
Please call 1.800.225.5677 for information about which transactions may be handled this way. Transaction requests submitted by fax are subject to the same rules and restrictions as written and telephone requests described in this prospectus.

OPPENHEIMERFUNDS INTERNET WEBSITE. You can obtain information about the Fund, as well as your account balance, on the OppenheimerFunds Internet website, at
www.oppenheimerfunds.com. Additionally, shareholders listed in the account registration (and the dealer of record) may request certain account transactions through a special section of that website. To perform account transactions or obtain account information online, you must first obtain a user I.D. and password on that website. If you do not want to have Internet account transaction capability for your account, please call the Transfer
Agent at 1.800.225.5677. At times, the website may be inaccessible or its transaction features may be unavailable.

AUTOMATIC WITHDRAWAL AND EXCHANGE PLANS. The Fund has several plans that enable you to sell shares automatically or exchange them to another
OppenheimerFunds account on a regular basis. Please call the Transfer Agent or consult the Statement of Additional Information for details.

How to Sell Shares

You can sell (redeem) some or all of your shares on any regular business day.
Your shares will be sold at the next net asset value calculated after your order is received by the Distributor or your authorized financial intermediary, in proper form (which means that it must comply with the procedures described below) and is accepted by the Transfer Agent. The Fund lets you sell your shares by writing a letter, by wire, by using the Fund's checkwriting privilege, or by telephone. You can also set up Automatic
Withdrawal Plans to redeem shares on a regular basis. If you have questions about any of these procedures, and especially if you are redeeming shares in a special situation, such as due to the death of the owner, please call the
Transfer Agent first, at 1.800.225.5677, for assistance.

Certain Requests Require a Signature Guarantee. To protect you and the Fund from fraud, the following redemption requests must be in writing and must include a signature guarantee (although there may be other situations that also require a signature guarantee):
   o  You wish to redeem more than $100,000 and receive a check.
   o  The redemption check is not payable to all shareholders listed on the account statement.
   o  The redemption check is not sent to the address of record on your account statement.
   o  Shares are being transferred to a Fund account with a different owner or name.
   o  Shares are being redeemed by someone (such as an Executor) other than the owners.

Where Can You Have Your Signature Guaranteed? The Transfer Agent will accept a guarantee of your signature by a number of financial institutions, including:
o     a U.S. bank, trust company, credit union or savings association,
o     a foreign bank that has a U.S. correspondent bank,
o     a U.S. registered dealer or broker in securities, municipal securities or government securities, or
o     a U.S. national securities exchange, a registered securities association or a clearing agency.
      If you are signing on behalf of a corporation, partnership or other business or as a fiduciary, you must also include your title in the signature.

Receiving Redemption Proceeds by Wire. While the Fund normally sends your money by check, you can arrange to have the proceeds of shares you sell sent by Federal Funds wire to a bank account you designate. It must be a commercial bank that is a member of the Federal Reserve wire system.
      The minimum redemption you can have sent by wire is $2,500. There is a
      $10 fee for each request. To find out how to set up this feature on your account or to arrange a wire, call the Transfer Agent at
      1.800.225.5677.

CHECKWRITING. To write checks against your Fund account, request that privilege on your account application, or contact the Transfer Agent for signature cards. They must be signed (with a signature guarantee) by all owners of the account and returned to the Transfer Agent so that checks can be sent to you to use. Shareholders with joint accounts can elect in writing to have checks paid over the signature of one owner. If you previously signed a signature card to establish checkwriting in another Oppenheimer fund, simply call 1.800.225.5677 to request checkwriting for an account in this
Fund with the same registration as the other account.

o     Checks can be written to the order of whomever you wish, but may not be cashed at the bank the checks are payable through or the Fund's custodian bank.
o     Checkwriting privileges are not available for accounts holding shares that are subject to a contingent deferred sales charge.

   All checks must be written for at least $500. Checks will not be accepted if they are written for less than $500, including existing checks that indicate a $100 minimum.

o     Checks cannot be paid if they are written for more than your account value. Remember, your shares fluctuate in value and you should not write a check close to the total account value.
o     You may not write a check that would require the Fund to redeem shares that were purchased by check or Asset Builder Plan payments within the prior 10 days.
o     Don't use your checks if you changed your Fund account number, until you receive new checks.

HOW DO YOU SELL SHARES BY MAIL? Write a letter of instruction that includes:
   o  Your name,
   o  The Fund's name,
   o  Your Fund account number (from your account statement),
   o  The dollar amount or number of shares to be redeemed,
   o  Any special payment instructions,
   o  Any share certificates for the shares you are selling,
   o  The signatures of all registered owners exactly as the account is registered, and
   o  Any special  documents  requested by the Transfer Agent to assure proper authorization of the person asking to sell the shares.

Use the following address for            Send courier or express mail
requests by mail:                        requests to:
OppenheimerFunds Services                OppenheimerFunds Services
P.O. Box 5270                            10200 E. Girard Avenue, Building D
Denver, Colorado 80217                   Denver, Colorado 80231

HOW DO YOU SELL SHARES BY TELEPHONE? You and your dealer representative of record may also sell your shares by telephone. To receive the redemption price calculated on a particular regular business day, your call must be received by the Transfer Agent by the close of the NYSE that day, which is normally 4:00 p.m. Eastern time, but may be earlier on some days. You may not redeem shares under a share certificate by telephone.
   o  To redeem shares through a service representative or automatically on
      PhoneLink, call 1.800.225.5677.

Whichever method you use, you may have a check sent to the address on the account statement, or, if you have linked your Fund account to your bank account on AccountLink, you may have the proceeds sent to that bank account.

Are There Limits on Amounts Redeemed by Telephone?
Telephone  Redemptions  Paid by  Check.  Up to  $100,000  may be  redeemed  by telephone  in any  seven-day  period.  The check  must be payable to all owners of record of the  shares  and must be sent to the  address on the account  statement.  This  service  is not  available  within 30 days of changing the address on an account.

Telephone Redemptions Through AccountLink or by Wire. There are no dollar limits on telephone redemption proceeds sent to a bank account designated when you establish AccountLink. Normally the ACH transfer to your bank is initiated on the business day after the redemption. You do not receive dividends on the proceeds of the shares you redeemed while they are waiting to be transferred.

      If you have requested Federal Funds wire privileges for your account, the wire of the redemption proceeds will normally be transmitted on the next bank business day after the shares are redeemed. There is a possibility that the wire may be delayed up to seven days to enable the
      Fund to sell securities to pay the redemption proceeds. No dividends are accrued or paid on the proceeds of shares that have been redeemed and are awaiting transmittal by wire.

CAN YOU SELL SHARES THROUGH YOUR DEALER? The Distributor has made arrangements to repurchase Fund shares from dealers and brokers on behalf of their customers. Brokers or dealers may charge a processing fee for that service. If your shares are held in the name of your dealer, you must redeem them through your dealer.

HOW CONTINGENT DEFERRED SALES CHARGES AFFECT REDEMPTIONS. If you purchase shares subject to a Class A, Class B or Class C contingent deferred sales charge and redeem any of those shares during the applicable holding period for the class of shares, the contingent deferred sales charge will be deducted from the redemption proceeds (unless you are eligible for a waiver of that sales charge based on the categories listed in Appendix B to the
Statement of Additional Information and you advise the Transfer Agent or your financial intermediary of your eligibility for the waiver when you place your redemption request.)

      A  contingent  deferred  sales charge will be based on the lesser of the net  asset  value of the  redeemed  shares  at the time of  redemption  or the original net asset value.  A contingent  deferred  sales charge is not imposed on:
o     the amount of your account value represented by an increase in net asset value over the initial purchase price,
o     shares  purchased by the  reinvestment  of  dividends  or capital  gains distributions, or
o     shares redeemed in the special circumstances described in Appendix B to the Statement of Additional Information.

      To determine whether a contingent deferred sales charge applies to a redemption, the Fund redeems shares in the following order:
   1. shares acquired by reinvestment of dividends and capital gains distributions,
   2. shares held for the holding period that applies to the class, and
   3. shares held the longest during the holding period.

      Contingent deferred sales charges are not charged when you exchange shares of the Fund for shares of other Oppenheimer funds. However, if you exchange them within the applicable contingent deferred sales charge holding period, the holding period will carry over to the fund whose shares you acquire. Similarly, if you acquire shares of this Fund by exchanging shares of another Oppenheimer fund that are still subject to a contingent deferred sales charge holding period, that holding period will carry over to this Fund.

How to Exchange Shares

If you want to change all or part of your investment from one Oppenheimer fund to another, you can exchange your shares for shares of the same class of another Oppenheimer fund that offers the exchange privilege. For example, you can exchange Class A shares of the Fund only for Class A shares of another fund. To exchange shares, you must meet several conditions:

   o  Shares of the fund selected for exchange must be available for sale in your state of residence.
   o  The selected fund must offer the exchange privilege.
   o  You must meet the minimum purchase requirements for the selected fund.
   o  Generally, exchanges may be made only between identically registered accounts, unless all account owners send written exchange instructions with a signature guarantee.
   o  Before exchanging into a fund, you must obtain its prospectus and should read it carefully.

      For tax purposes, an exchange of shares of the Fund is considered a sale of those shares and a purchase of the shares of the fund into which you are exchanging. An exchange may result in a capital gain or loss.

      You can find a list of the Oppenheimer funds that are currently available for exchanges in the Statement of Additional Information or you can obtain a list by calling a service representative at
      1.800.225.5677. The funds available for exchange can change from time to time.

      A contingent deferred sales charge (CDSC) is not charged when you exchange shares of the Fund for shares of another Oppenheimer fund.
      However, if you exchange your shares during the applicable CDSC holding period, the holding period will carry over to the fund shares that you acquire. Similarly, if you acquire shares of the Fund in exchange for shares of another Oppenheimer fund that are subject to a CDSC holding period, that holding period will carry over to the acquired shares of the Fund. In either of these situations, a CDSC may be imposed if the acquired shares are redeemed before the end of the CDSC holding period that applied to the exchanged shares.

      There are a number of other special conditions and limitations that apply to certain types of exchanges. These conditions and circumstances are described in detail in the "How to Exchange Shares" section in the
      Statement of Additional Information.

HOW DO YOU SUBMIT EXCHANGE REQUESTS? Exchanges may be requested in writing, by telephone or internet, or by establishing an Automatic Exchange Plan.

Written Exchange Requests. Send a request letter, signed by all owners of the account, to the Transfer Agent at the address on the back cover.
      Exchanges of shares for which share certificates have been issued cannot be processed unless the Transfer Agent receives the certificates with the request letter.

Telephone and Internet Exchange Requests. Telephone exchange requests may be made either by calling a service representative or by using PhoneLink by calling 1.800.225.5677. You may submit internet exchange requests on the OppenheimerFunds internet website, at www.oppenheimerfunds.com. You must have obtained a user I.D. and password to make transactions on that website. Telephone and/or internet exchanges may be made only between accounts that are registered with the same name(s) and address.
      Shares for which share certificates have been issued may not be exchanged by telephone or the internet.

Automatic Exchange Plan. Shareholders can authorize the Transfer Agent to exchange a pre-determined amount of shares automatically on a monthly, quarterly, semi-annual or annual basis.

Please refer to "How to Exchange Shares" in the Statement of Additional
Information for more details.

ARE THERE LIMITATIONS ON FREQUENT PURCHASES, REDEMPTIONS AND EXCHANGES?

Risks from Excessive Purchase, Redemption and Short-Term Exchange Activity.
      The OppenheimerFunds exchange privilege affords investors the ability to switch their investments among Oppenheimer funds if their investment needs change. However, there are limits on that privilege. Frequent purchases, redemptions and exchanges of Fund shares may interfere with the Manager's ability to manage the Fund's investments efficiently, increase the Fund's transaction and administrative costs and/or affect the Fund's performance, depending on various factors, such as the size of the Fund, the nature of its investments, the amount of Fund assets the portfolio manager maintains in cash or cash equivalents, the aggregate dollar amount and the number and frequency of trades. If large dollar amounts are involved in exchange and/or redemption transactions, the Fund might be required to sell portfolio securities at unfavorable times to meet redemption or exchange requests, and the
      Fund's brokerage or administrative expenses might be increased.

      Therefore, the Manager and the Fund's Board of Trustees have adopted the following policies and procedures to detect and prevent frequent and/or excessive exchanges, and/or purchase and redemption activity, while balancing the needs of investors who seek liquidity from their investment and the ability to exchange shares as investment needs change. There is no guarantee that the policies and procedures described below will be sufficient to identify and deter excessive short-term trading.

o     Timing of Exchanges. Exchanged shares are normally redeemed from one fund and the proceeds are reinvested in the fund selected for exchange on the same regular business day on which the Transfer
         Agent or its agent (such as a financial intermediary holding the investor's shares in an "omnibus" or "street name" account) receives an exchange request that conforms to these policies. The request must be received by the close of the NYSE that day, which is normally 4:00 p.m. Eastern time, but may be earlier on some days, in order to receive that day's net asset value on the exchanged shares.
         Exchange requests received after the close of the NYSE will receive the next net asset value calculated after the request is received.
         However, the Transfer Agent may delay transmitting the proceeds from an exchange for up to five business days if it determines, in its discretion, that an earlier transmittal of the redemption proceeds to the receiving fund would be detrimental to either the fund from which the exchange is being made or the fund into which the exchange is being made. The proceeds will be invested in the fund into which the exchange is being made at the next net asset value calculated after the proceeds are received. In the event that such a delay in the reinvestment of proceeds occurs, the Transfer Agent will notify you or your financial representative.

o     Limits on Disruptive Activity. The Transfer Agent may, in its
         discretion, limit or terminate trading activity by any person, group or account that it believes would be disruptive, even if the activity has not exceeded the policy outlined in this prospectus.
         The Transfer Agent may review and consider the history of frequent trading activity in all accounts in the Oppenheimer funds known to be under common ownership or control as part of the Transfer Agent's procedures to detect and deter excessive trading activity.

o     Exchanges of Client Accounts by Financial Advisors. The Fund and the
         Transfer Agent permit dealers and financial intermediaries to submit exchange requests on behalf of their customers (unless that authority has been revoked). A fund or the Transfer Agent may limit or refuse exchange requests submitted by financial intermediaries if, in the Transfer Agent's judgment, exercised in its discretion, the exchanges would be disruptive to any of the funds involved in the transaction.

o     Redemptions of Shares. These exchange policy limits do not apply to redemptions of shares. Shareholders are permitted to redeem their shares on any regular business day, subject to the terms of this prospectus. Further details are provided under "How to Sell Shares."

o     Right to Refuse Exchange and Purchase Orders. The Distributor and/or
         the Transfer Agent may refuse any purchase or exchange order in their discretion and are not obligated to provide notice before rejecting an order. The Fund may amend, suspend or terminate the exchange privilege at any time. You will receive 60 days' notice of any material change in the exchange privilege unless applicable law allows otherwise.

o     Right to Terminate or Suspend Account Privileges. The Transfer Agent
         may send a written warning to direct shareholders that the Transfer
         Agent believes may be engaging in excessive purchases, redemptions and/or exchange activity and reserves the right to suspend or terminate the ability to purchase shares and/or exchange privileges for any account that the Transfer Agent determines, in carrying out these policies and in the exercise of its discretion, has engaged in disruptive or excessive trading activity, with or without such warning.

o     Omnibus Accounts. If you hold your shares of the Fund through a financial intermediary such as a broker-dealer, a bank, an insurance company separate account, an investment adviser, an administrator or trustee of a retirement plan or 529 plan, that holds your shares in an account under its name (these are sometimes referred to as
         "omnibus" or "street name" accounts), that financial intermediary may impose its own restrictions or limitations to discourage short-term or excessive trading. You should consult your financial intermediary to find out what trading restrictions, including limitations on exchanges, may apply.

         While the Fund, the Distributor, the Manager and the Transfer Agent
         encourage financial intermediaries to apply the Fund's policies to their customers who invest indirectly in the Fund, the Transfer
         Agent may not be able to detect excessive short term trading activity facilitated by, or in accounts maintained in, the "omnibus"
         or "street name" accounts of a financial intermediary. Therefore the
         Transfer Agent might not be able to apply this policy to accounts such as (a) accounts held in omnibus form in the name of a broker-dealer or other financial institution, or (b) omnibus accounts held in the name of a retirement plan or 529 plan trustee or administrator, or (c) accounts held in the name of an insurance company for its separate account(s), or (d) other accounts having multiple underlying owners but registered in a manner such that the underlying beneficial owners are not identified to the Transfer
         Agent.

         However, the Transfer Agent will attempt to monitor overall purchase and redemption activity in those accounts to seek to identify patterns that may suggest excessive trading by the underlying owners. If evidence of possible excessive trading activity is observed by the Transfer Agent, the financial intermediary that is the registered owner will be asked to review account activity, and to confirm to the Transfer Agent and the Fund that appropriate action has been taken to curtail any excessive trading activity.
         However, the Transfer Agent's ability to monitor and deter excessive short-term trading in omnibus or street name accounts ultimately depends on the capability and cooperation of the financial intermediaries controlling those accounts.

Additional Policies and Procedures. The Fund's Board has adopted the following additional policies and procedures to detect and prevent frequent and/or excessive exchanges and purchase and redemption activity:

o     30-Day Limit.  A direct shareholder may exchange some or all of the shares of the Fund held in his or her account to another eligible
         Oppenheimer fund once in a 30 calendar-day period. When shares are exchanged into a fund account, that account will be "blocked" from further exchanges into another fund for a period of 30 calendar days from the date of the exchange. The block will apply to the full account balance and not just to the amount exchanged into the account. For example, if a shareholder exchanged $1,000 from one fund into another fund in which the shareholder already owned shares worth $10,000, then, following the exchange, the full account balance ($11,000 in this example) would be blocked from further exchanges into another fund for a period of 30 calendar days. A
         "direct shareholder" is one whose account is registered on the
         Fund's books showing the name, address and tax ID number of the beneficial owner.

o     Exchanges Into Money Market Funds.  A direct shareholder will be permitted to exchange shares of a stock or bond fund for shares of a money market fund that offers an exchange privilege at any time, even if the shareholder has exchanged shares into the stock or bond fund during the prior 30 days. However, all of the shares held in that money market fund would then be blocked from further exchanges into another fund for 30 calendar days.

o     Dividend Reinvestments/B Share Conversions. Reinvestment of dividends or distributions from one fund to purchase shares of another fund and the conversion of Class B shares into Class A shares will not be considered exchanges for purposes of imposing the 30-day limit.

o     Asset Allocation. Third-party asset allocation and rebalancing programs will be subject to the 30-day limit described above. Asset allocation firms that want to exchange shares held in accounts on behalf of their customers must identify themselves to the Transfer
         Agent and execute an acknowledgement and agreement to abide by these policies with respect to their customers' accounts. "On-demand"
         exchanges outside the parameters of portfolio rebalancing programs will be subject to the 30-day limit. However, investment programs by other Oppenheimer "funds-of-funds" that entail rebalancing of investments in underlying Oppenheimer funds will not be subject to these limits.

o     Automatic Exchange Plans. Accounts that receive exchange proceeds through automatic or systematic exchange plans that are established through the Transfer Agent will not be subject to the 30-day block as a result of those automatic or systematic exchanges (but may be blocked from exchanges, under the 30-day limit, if they receive proceeds from other exchanges).

Shareholder Account Rules and Policies

More information about the Fund's policies and procedures for buying, selling and exchanging shares is contained in the Statement of Additional Information.
A $12 annual "Minimum Balance Fee" is assessed on each Fund account with a value of less than $500. The fee is automatically deducted from each applicable Fund account annually in September.  See the Statement of
      Additional Information to learn how you can avoid this fee and for circumstances under which this fee will not be assessed.
The offering of shares may be suspended during any period in which the determination of net asset value is suspended, and the offering may be suspended by the Board of Trustees at any time the Board believes it is in the Fund's best interest to do so.
Telephone transaction privileges for purchases, redemptions or exchanges may be modified, suspended or terminated by the Fund at any time. The Fund will provide you notice whenever it is required to do so by applicable law. If an account has more than one owner, the Fund and the Transfer
      Agent may rely on the instructions of any one owner. Telephone privileges apply to each owner of the account and the dealer representative of record for the account unless the Transfer Agent receives cancellation instructions from an owner of the account.
The Transfer Agent will record any telephone calls to verify data concerning transactions and has adopted other procedures to confirm that telephone instructions are genuine, by requiring callers to provide tax identification numbers and other account data or by using PINs, and by confirming such transactions in writing. The Transfer Agent and the
      Fund will not be liable for losses or expenses arising out of telephone instructions reasonably believed to be genuine.

Redemption or transfer requests will not be honored until the Transfer Agent receives all required documents in proper form. From time to time, the
      Transfer Agent in its discretion may waive certain of the requirements for redemptions stated in this prospectus.

Dealers that perform account transactions for their clients by participating in NETWORKING through the National Securities Clearing Corporation are responsible for obtaining their clients' permission to perform those transactions, and are responsible to their clients who are shareholders of the Fund if the dealer performs any transaction erroneously or improperly.
The redemption price for shares will vary from day to day because the value of the securities in the Fund's portfolio fluctuates. The redemption price, which is the net asset value per share, will normally differ for each class of shares. The redemption value of your shares may be more or less than their original cost.
Payment for redeemed shares ordinarily is made in cash. It is forwarded by check, or through AccountLink or by Federal Funds wire (as elected by the shareholder) within seven days after the Transfer Agent receives redemption instructions in proper form. However, under unusual circumstances determined by the Securities and Exchange Commission, payment may be delayed or suspended. For accounts registered in the name of a broker-dealer, payment will normally be forwarded within three business days after redemption.
The Transfer Agent may delay processing any type of redemption payment as described under "How to Sell Shares" for recently purchased shares, but only until the purchase payment has cleared. That delay may be as much as 10 days from the date the shares were purchased. That delay may be avoided if you purchase shares by Federal Funds wire or certified check.
Involuntary redemptions of small accounts may be made by the Fund if the account value has fallen below $200 for reasons other than the fact that the market value of shares has dropped. In some cases, involuntary redemptions may be made to repay the Distributor for losses from the cancellation of share purchase orders.
Shares may be "redeemed in kind" under unusual circumstances (such as a lack of liquidity in the Fund's portfolio to meet redemptions). This means that the redemption proceeds will be paid with liquid securities from the Fund's portfolio. If the Fund redeems your shares in kind, you may bear transaction costs and will bear market risks until such time as such securities are converted into cash.
Federal regulations may require the Fund to obtain your name, your date of birth (for a natural person), your residential street address or principal place of business and your Social Security Number, Employer
      Identification Number or other government issued identification when you open an account. Additional information may be required in certain circumstances or to open corporate accounts. The Fund or the Transfer
      Agent may use this information to attempt to verify your identity. The
      Fund may not be able to establish an account if the necessary information is not received. The Fund may also place limits on account transactions while it is in the process of attempting to verify your identity. Additionally, if the Fund is unable to verify your identity after your account is established, the Fund may be required to redeem your shares and close your account.
"Backup withholding" of federal income tax may be applied against taxable dividends, distributions and redemption proceeds (including exchanges)
      if you fail to furnish the Fund your correct, certified Social Security or Employer Identification Number when you sign your application, or if you under-report your income to the Internal Revenue Service.
To avoid sending duplicate copies of materials to households, the Fund will mail only one copy of each prospectus, annual and semi-annual report and annual notice of the Fund's privacy policy to shareholders having the same last name and address on the Fund's records. The consolidation of these mailings, called householding, benefits the Fund through reduced mailing expense.

      If you want to receive multiple copies of these materials, you may call the Transfer Agent at 1.800.225.5677. You may also notify the Transfer
      Agent in writing. Individual copies of prospectuses, reports and privacy notices will be sent to you commencing 30 days after the
      Transfer Agent receives your request to stop householding.

Dividends, Capital Gains and Taxes

DIVIDENDS. The Fund intends to declare dividends separately for each class of shares from net tax-exempt income and/or net taxable investment income each regular business day and to pay those dividends monthly. Daily dividends will not be declared or paid on newly-purchased shares until Federal Funds are available to the Fund from the purchase payment for such shares.

       The Fund attempts to pay dividends on Class A shares at a constant level. There is no assurance that it will be able to do so. The Board of
Trustees may change the targeted dividend level at any time, without prior notice to shareholders. The amount of those dividends and any other distributions paid on other classes of shares may vary over time, depending on market conditions, the composition of the Fund's portfolio, and expenses borne by the particular class of shares. Dividends and other distributions paid on Class A shares will generally be higher than dividends for Class B and Class C shares, which normally have higher expenses than Class A. The
Fund cannot guarantee that it will pay any dividends or other distributions.

CAPITAL GAINS. Although the Fund does not seek capital gains, it may realize capital gains on the sale of portfolio securities. If it does, it may make distributions out of any net short-term or long-term capital gains annually.
The Fund may make supplemental distributions of ordinary income and exempt-interest dividends and capital gains following the end of its fiscal year. There can be no assurance that the Fund will pay any capital gains distributions in a particular year. Long-term capital gains will be separately identified in the tax information the Fund sends you after the end of the calendar year.

WHAT CHOICES DO YOU HAVE FOR RECEIVING DISTRIBUTIONS? When you open your account, specify on your application how you want to receive your dividends and distributions. You have four options:
Reinvest All Distributions in the Fund. You can elect to reinvest all dividends and capital gains distributions in additional shares of the
      Fund.
Reinvest Dividends or Capital Gains. You can elect to reinvest some distributions (dividends, short-term capital gains or long-term capital gains distributions) in the Fund while receiving the other types of distributions by check or having them sent to your bank account through
      AccountLink.
Receive All Distributions in Cash. You can elect to receive a check for all dividends and capital gains distributions or have them sent to your bank through AccountLink.
Reinvest Your Distributions in Another OppenheimerFunds Account. You can
      reinvest all distributions in the same class of shares of another
      OppenheimerFunds account you have established.

TAXES. Dividends paid from net investment income earned by the Fund on municipal securities will be excludable from gross income for federal income tax purposes. All or a portion of the dividends paid by the Fund that are derived from interest paid on certain "private activity bonds" may be an item of tax preference if you are subject to the federal alternative minimum tax.
The portion of the Fund's exempt-interest dividends that was a tax preference item for the most recent calendar year, is available on the OppenheimerFunds website at www.oppenheimerfunds.com. Under the heading "I Want To," clink on the link "Access the Tax Center" and under the drop down menu for "Tax
Preparation Information," click the link "Municipal Income/Tax Preference
Percentage Tables." You'll find a link to the Oppenheimer Municipal Fund AMT
Tax Percentages at the end of that page. This amount will vary from year to year.

      Dividends and capital gains distributions may be subject to federal, state or local taxes. Any short-term capital gain distributions are taxable to you as ordinary income. Any long-term capital gain distributions are taxable to you as long-term capital gains, no matter how long you have owned shares in the Fund. The Fund may derive gains in part from municipal obligations the Fund purchased below their principal or face values. All or a portion of these gains may be taxable to you as ordinary income rather than capital gains. Whether you reinvest your distributions in additional shares or take them in cash, the tax treatment is the same.

      Exempt-interest dividends earned by residents of New York should not be subject to federal, state, or local income taxes. The portion of the Fund's dividends that are attributable to income earned on other obligations (not
New York municipal securities) will normally be subject to New York State and
City personal income tax. The Supreme Court's pending decision in the
Department of Revenue v. Davis case (see the section titled "Taxability Risk"
in this prospectus) may impact the current tax treatment of income earned on in-state municipal securities versus out of state municipal securities or may impact the treatment of private activity bonds. Furthermore, legislation affecting tax-exempt municipal securities is considered by the United States
Congress from time to time, and legislation affecting the exemption of interest or other income thereon for purposes of taxation by a state may be considered by a State's legislature.  Court proceedings may also be filed, the outcome of which could modify the tax treatment of a state's municipal securities.  There can be no assurance that legislation enacted or proposed, or actions by a court, after the date of issuance of a municipal security will not have an adverse effect on the tax status of interest or other income or the market value of that municipal security.  Please consult your tax advisor regarding pending or proposed federal and state tax legislation, the
Davis case and other court proceedings and other tax considerations.

     Every year the Fund will send you and the Internal Revenue Service a statement showing the amount of any taxable distribution you received in the previous year. The Fund will also send you a separate statement summarizing the total distributions paid by the Fund.

     It is possible that, because of events occurring after the date of its issuance, a municipal security owned by the Fund will be determined to pay interest that is includable in gross income for purposes of the federal income tax, and that the determination could be retroactive to the date of issuance.  Such a determination may cause a portion of prior distributions to shareholders to be taxable to shareholders in the year of receipt.

     The Fund intends each year to qualify as a "regulated investment company" under the Internal Revenue Code, but reserves the right not to qualify. It qualified during its last fiscal year. The Fund, as a regulated investment company, will not be subject to federal income taxes on any of its income, provided that it satisfies certain income, diversification and distribution requirements.

Remember, There May be Taxes on Transactions. Because the Fund's share prices fluctuate, you may have a capital gain or loss when you sell or exchange your shares. A capital gain or loss is the difference between the price you paid for the shares (including reinvested dividends) and the price you receive when you sell them. Any capital gain is subject to capital gains tax.
Returns of Capital Can Occur. In certain cases, distributions made by the
      Fund may be considered a non-taxable return of capital to shareholders.
      If that occurs, it will be identified in notices to shareholders

      This information is only a summary of certain federal income tax information about your investment. You should consult with your tax advisor about the effect of an investment in the Fund on your particular tax situation.

Financial Highlights

The Financial Highlights Table is presented to help you understand the Fund's financial performance for the past five fiscal years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).
This information has been audited by KPMG LLP, the Fund's independent registered public accounting firm, whose report, along with the Fund's financial statements, is included in the Statement of Additional Information, which is available upon request.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

CLASS A    YEAR ENDED SEPTEMBER 30,                         2007            2006          2005          2004        2003
-------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                 $     13.22     $     12.91     $   12.45     $   12.31   $   12.75
-------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                        .57 1           .61 1         .66 1         .72         .71
Net realized and unrealized gain (loss)                     (.55)            .34           .49           .11        (.44)
                                                     --------------------------------------------------------------------
Total from investment operations                             .02             .95          1.15           .83         .27
-------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                        (.56)           (.64)         (.69)         (.69)       (.71)
Distributions from net realized gain                          -- 2            --            --            --          --
                                                     --------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                             (.56)           (.64)         (.69)         (.69)       (.71)
-------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $     12.68     $     13.22     $   12.91     $   12.45   $   12.31
                                                     ====================================================================

-------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                          0.15%           7.61%         9.41%         6.91%       2.07%
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)             $ 1,275,590     $ 1,005,912     $ 659,975     $ 539,834   $ 533,563
-------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                    $ 1,181,757     $   824,276     $ 580,413     $ 536,613   $ 531,977
-------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                       4.35%           4.76%         5.17%         5.84%       5.57%
Expenses excluding interest and fees on
short-term floating rate notes issued                       0.82%           0.90%         0.93%         0.91%       0.93%
Interest and fees on short-term floating
rate notes issued 5                                         0.69%           0.61%         0.43%         0.26%       0.26%
                                                     --------------------------------------------------------------------
Total expenses                                              1.51%           1.51%         1.36%         1.17%       1.19%
Expenses after payments, waivers and/or
reimbursements and reduction to
custodian expenses                                          1.51%           1.51%         1.36%         1.14%       1.19%
-------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                       26%             36%            8%            5%         45%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Less than $0.005 per share.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Interest and fee expense relates to the Fund's liability for short-term floating rate notes issued in conjuction with inverse floating rate security transactions. See Note 1 of accompanying Notes.

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS B    YEAR ENDED SEPTEMBER 30,                         2007            2006          2005          2004        2003
-------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                 $     13.22     $     12.91     $   12.45     $   12.32   $   12.75
-------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                        .47 1           .51 1         .56 1         .62         .60
Net realized and unrealized gain (loss)                     (.55)            .34           .49           .10        (.42)
                                                     --------------------------------------------------------------------
Total from investment operations                            (.08)            .85          1.05           .72         .18
-------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                        (.46)           (.54)         (.59)         (.59)       (.61)
Distributions from net realized gain                          -- 2            --            --            --          --
                                                     --------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                             (.46)           (.54)         (.59)         (.59)       (.61)
-------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $     12.68     $     13.22     $   12.91     $   12.45   $   12.32
                                                     ====================================================================

-------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                         (0.65)%          6.76%         8.55%         5.99%       1.36%
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)             $    30,982     $    32,793     $  26,680     $  27,555   $  32,851
-------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                    $    32,663     $    29,544     $  26,977     $  30,212   $  36,000
-------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                       3.55%           3.99%         4.41%         5.05%       4.77%
Expenses excluding interest and fees on
short-term floating rate notes issued                       1.62%           1.70%         1.71%         1.69%       1.71%
Interest and fees on short-term floating
rate notes issued 5                                         0.69%           0.61%         0.43%         0.26%       0.26%
                                                     --------------------------------------------------------------------
Total expenses                                              2.31%           2.31%         2.14%         1.95%       1.97%
Expenses after payments, waivers and/or
reimbursements and reduction
to custodian expenses                                       2.31%           2.30%         2.14%         1.92%       1.97%
-------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                       26%             36%            8%            5%         45%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Less than $0.005 per share.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Interest and fee expense relates to the Fund's liability for short-term floating rate notes issued in conjuction with inverse floating rate security transactions. See Note 1 of accompanying Notes.

CLASS C    YEAR ENDED SEPTEMBER 30,                         2007            2006          2005          2004        2003
-------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                 $     13.22     $     12.91     $   12.45     $   12.32   $   12.75
-------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                        .47 1           .50 1         .55 1         .62         .60
Net realized and unrealized gain (loss)                     (.55)            .35           .50           .10        (.42)
                                                     --------------------------------------------------------------------
Total from investment operations                            (.08)            .85          1.05           .72         .18
-------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                        (.46)           (.54)         (.59)         (.59)       (.61)
Distributions from net realized gain                          -- 2            --            --            --          --
                                                     --------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                             (.46)           (.54)         (.59)         (.59)       (.61)
-------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $     12.68     $     13.22     $   12.91     $   12.45   $   12.32
                                                     ====================================================================

-------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                         (0.62)%          6.78%         8.55%         5.99%       1.35%
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)             $   163,976     $   106,663     $  31,119     $  15,723   $  13,080
-------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                    $   142,905     $    64,991     $  20,347     $  14,598   $  11,852
-------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                       3.58%           3.89%         4.32%         5.04%       4.78%
Expenses excluding interest and fees on
short-term floating rate notes issued                       1.59%           1.66%         1.70%         1.69%       1.72%
Interest and fees on short-term floating
rate notes issued 5                                         0.69%           0.61%         0.43%         0.26%       0.26%
                                                     --------------------------------------------------------------------
Total expenses                                              2.28%           2.27%         2.13%         1.95%       1.98%
Expenses after payments, waivers and/or
reimbursements and reduction
to custodian expenses                                       2.28%           2.27%         2.13%         1.92%       1.98%
-------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                       26%             36%            8%            5%         45%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Less than $0.005 per share.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Interest and fee expense relates to the Fund's liability for short-term floating rate notes issued in conjuction with inverse floating rate security transactions. See Note 1 of accompanying Notes.

INFORMATION AND SERVICES

For More Information on Oppenheimer AMT-Free New York Municipals

The following additional information about the Fund is available without charge upon request:

STATEMENT OF ADDITIONAL INFORMATION. This document includes additional information about the Fund's investment policies, risks, and operations. It is incorporated by reference into this prospectus (which means it is legally part of this prospectus).

ANNUAL AND SEMI-ANNUAL REPORTS. Additional information about the Fund's investments and performance is available in the Fund's Annual and Semi-Annual
Reports to shareholders. The Annual Report includes a discussion of market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

How to Get More Information
You can request the Statement of Additional Information, the Annual and
Semi-Annual Reports, the notice explaining the Fund's privacy policy and other information about the Fund or your account:

------------------------------------------------------------------------------
By Telephone:                 Call OppenheimerFunds Services toll-free:
                              1.800.CALL OPP (225.5677)
------------------------------------------------------------------------------
------------------------------------------------------------------------------
By Mail:                      Write to:
                              OppenheimerFunds Services
                              P.O. Box 5270
                              Denver, Colorado 80217-5270
------------------------------------------------------------------------------
------------------------------------------------------------------------------
On the Internet:              You can request these documents by e-mail or
                              through the OppenheimerFunds website.  You may
                              also read or download certain documents on the
                              OppenheimerFunds website at:
                              www.oppenheimerfunds.com
------------------------------------------------------------------------------

Information about the Fund including the Statement of Additional Information can be reviewed and copied at the Securities and Exchange Commission's Public
Reference Room in Washington, D.C. Information on the operation of the Public
Reference Room may be obtained by calling the Securities and Exchange
Commission at 1.202.551.8090.  Reports and other information about the Fund are available on the EDGAR database on the Securities and Exchange
Commission's Internet website at www.sec.gov. Copies may be obtained after payment of a duplicating fee by electronic request at the Securities and
Exchange Commission's e-mail address: publicinfo@sec.gov or by writing to the
Securities and Exchange Commission's Public Reference Section, Washington,
D.C. 20549-0102.

No one has been authorized to provide any information about the Fund or to make any representations about the Fund other than what is contained in this prospectus. This prospectus is not an offer to sell shares of the Fund, nor a solicitation of an offer to buy shares of the Fund, to any person in any state or other jurisdiction where it is unlawful to make such an offer.

The Fund's shares are distributed by:                [logo]   OppenheimerFunds
Distributor, Inc.
The Fund's SEC File No. 811-4054

PR0360.001.1207
Printed on recycled paper

                        APPENDIX TO THE PROSPECTUS OF
                   OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

      Graphic material included in the prospectus of Oppenheimer AMT-Free New
York Municipals ("the Fund") "Annual Total Returns (Class A) (as of 12/31
each year)":

      A bar chart will be included in the prospectus of the Fund depicting the annual total returns of a hypothetical investment in Class A shares of the Fund for each of the ten most recent calendar years, without deducting sales charges or taxes.  Set forth below are the relevant data points that will appear in the bar chart:

--------------------------------------------------------------------
      Calendar Year Ended:              Annual Total Returns
--------------------------------------------------------------------
--------------------------------------------------------------------
12/31/97                                       9.16%
--------------------------------------------------------------------
--------------------------------------------------------------------
12/31/98                                       5.83%
--------------------------------------------------------------------
--------------------------------------------------------------------
12/31/99                                       -4.46%
--------------------------------------------------------------------
--------------------------------------------------------------------
12/31/00                                       11.35%
--------------------------------------------------------------------
--------------------------------------------------------------------
12/31/01                                       4.46%
--------------------------------------------------------------------
--------------------------------------------------------------------
12/31/02                                       6.44%
--------------------------------------------------------------------
--------------------------------------------------------------------
12/31/03                                       6.95%
--------------------------------------------------------------------
--------------------------------------------------------------------
12/31/04                                       4.38%
--------------------------------------------------------------------
--------------------------------------------------------------------
12/31/05                                       8.08%
--------------------------------------------------------------------
--------------------------------------------------------------------
12/31/06                                       8.76%
--------------------------------------------------------------------

------------------------------------------------------------------------------
Oppenheimer AMT-Free New York Municipals
------------------------------------------------------------------------------

6803 S. Tucson Way, Centennial, Colorado 80112-3924
1.800.CALL OPP (225.5677)

Statement of Additional Information dated December 28, 2007

      This Statement of Additional Information ("SAI") is not a Prospectus.
This document contains additional information about the Fund and supplements information in the Prospectus dated December 28, 2007.  It should be read together with the Prospectus, which may be obtained by writing to the Fund's transfer agent, OppenheimerFunds Services, at P.O. Box 5270, Denver, Colorado
80217 (the "Transfer Agent") or, by calling the Transfer Agent at the toll-free number shown above or by downloading it from the OppenheimerFunds Internet website at www.oppenheimerfunds.com.

Contents
                                                                          Page
About the Fund
Additional Information About the Fund's Investment Policies and Risks.........
     The Fund's Investment Policies...........................................
     Municipal Securities.....................................................
     Other Investment Techniques and Strategies...............................
     Other Investment Restrictions............................................
     Disclosure of Portfolio Holdings.........................................
How the Fund is Managed.......................................................
     Organization and History.................................................
     Board of Trustees and Oversight Committees...............................
     Trustees and Officers of the Fund  ......................................
     The Manager .............................................................
Brokerage Policies of the Fund................................................
Distribution and Service Plans................................................
Payments to Fund Intermediaries...............................................
Performance of the Fund.......................................................

About Your Account

How To Buy Shares.............................................................
How To Sell Shares............................................................
How to Exchange Shares........................................................
Dividends, Capital Gains and Taxes............................................
Additional Information About the Fund.........................................
Financial Information About the Fund
Report of the Independent Registered Public Accounting Firm...................
Financial Statements .........................................................
Appendix A: Municipal Bond Ratings Definitions.............................A-1
Appendix B: OppenheimerFunds Special Sales Charge Arrangements and Waivers.B-1

A B O U T  T H E  F U N D

Additional Information About the Fund's Investment Policies and Risks

      The investment objective, the principal investment policies and the main risks of the Fund are described in the Prospectus.  This SAI contains supplemental information about those policies and risks and the types of securities that the Fund's investment manager, OppenheimerFunds, Inc., (the
"Manager") can select for the Fund. Additional information is also provided about the strategies that the Fund may use to try to achieve its objective.

The Fund's Investment Policies.  The composition of the Fund's portfolio and the techniques and strategies that the Fund's Manager may use in selecting portfolio securities will vary over time.  The Fund is not required to use all of the investment techniques and strategies described in this SAI in seeking its objective. It may use some of the special investment techniques and strategies at some times or not at all.

      The values of the securities held by the Fund may be affected by changes in general interest rates and other factors prior to their maturity. Because the current value of debt securities varies inversely with changes in prevailing interest rates, if interest rates increase after a security is purchased, that security will normally decline in value.  Conversely, should interest rates decrease after a security is purchased, normally its value will rise.

      However, those fluctuations in value will not generally result in realized gains or losses to the Fund unless the Fund sells the security prior to maturity.
A debt security held to maturity is redeemable by its issuer at full principal value plus accrued interest. The Fund does not usually intend to dispose of securities prior to their maturity, but may do so for liquidity purposes, or because of other factors affecting the issuer that cause the Manager to sell the particular security. In that case, the Fund could realize a capital gain or loss on the sale.

      There are variations in the credit quality of municipal securities, both within a particular rating classification and between classifications. These variations depend on numerous factors. The yields of municipal securities depend on a number of factors, including general conditions in the municipal securities market, the size of a particular offering, the maturity of the obligation and rating (if any) of the issue. These factors are discussed in greater detail below.

Municipal Securities.  The types of municipal securities in which the Fund may invest are described in the Prospectus under "About the Fund's Investments." The
Fund may from time to time invest in municipal securities other than New York municipal securities. For example, to seek a higher yield, the Fund may invest in municipal securities issued by other states and their respective political subdivisions. Although any interest from these securities generally would be exempt from federal income tax, any such interest may be subject to New York State and New York City personal income tax. Nonetheless, the Fund does not expect to invest a significant portion of its assets in securities other than New York municipal securities.

      |X|   Municipal Bonds.  Long-term municipal securities which have a maturity of more than one year (when issued) are classified as "municipal bonds."
The principal classifications of long-term municipal bonds are "general obligation" and "revenue" (including "industrial development" and "private activity" bonds) bonds. They may have fixed, variable or floating rates of interest or may be "zero-coupon" bonds as described below.

      Some bonds may be "callable," allowing the issuer to redeem them before their maturity date.  To protect bondholders, callable bonds may be issued with provisions that prevent them from being called for a period of time.  Typically, that is 5 to 10 years from the issuance date.  When interest rates decline, if the call protection on a bond has expired, it is more likely that the issuer may call the bond.  If that occurs, the Fund might have to reinvest the proceeds of the called bond in bonds that pay a lower rate of return.

         |_|      General Obligation Bonds.  The basic security behind general obligation bonds is the issuer's pledge of its full faith and credit and taxing, if any, power for the repayment of principal and the payment of interest. Issuers of general obligation bonds include states, counties, cities, towns, and regional districts.  The proceeds of these obligations are used to fund a wide range of public projects, including construction or improvement of schools, highways and roads, and water and sewer systems. The rate of taxes that can be levied for the payment of debt service on these bonds may be limited or unlimited. Additionally, there may be limits as to the rate or amount of special assessments that can be levied to meet these obligations.

         |_|      Revenue Bonds.  The principal security for a revenue bond is generally the net revenues derived from a particular facility, group of facilities, or, in some cases, the proceeds of a special excise tax or other specific revenue source such as a state's or local government's proportionate share of the tobacco master settlement agreement, as described in the section titled "Tobacco Related Bonds". Revenue bonds are issued to finance a wide variety of capital projects. Examples include electric, gas, water and sewer systems; highways, bridges, and tunnels; port and airport facilities; colleges and universities; and hospitals.

      Although the principal security for these types of bonds may vary from bond to bond, many provide additional security in the form of a debt service reserve fund that may be used to make principal and interest payments on the issuer's obligations.  Housing finance authorities have a wide range of security, including partially or fully insured mortgages, rent subsidized and/or collateralized mortgages, and/or the net revenues from housing or other public projects.  Some authorities provide further security in the form of a state's ability (without obligation) to make up deficiencies in the debt service reserve fund.

         |_|      Private Activity Bonds.  The Tax Reform Act of 1986 amended and reorganized, under the Internal Revenue Code of 1986, as amended (the
"Internal Revenue Code"), the rules governing tax-exemption for interest on certain types of municipal securities known as "private activity bonds" (or,
"industrial development bonds" as they were referred to under pre-1986 law), the proceeds of which are used to finance various non-governmental privately owned and/or operated facilities.  Under the Internal Revenue Code, interest on private activity bonds is excludable from gross income for federal income tax purposes if the financed activities fall into one of seven categories of
"qualified private activity bonds," consisting of mortgage bonds, veterans mortgage bonds, small issue bonds, student loan bonds, redevelopment bonds, exempt facility bonds and 501(c)(3) bonds, and certain tests are met.  The types of facilities that may be financed with exempt facility bonds include airports, docks and wharves, water furnishing facilities, sewage facilities, solid waste disposal facilities, qualified residential rental projects, hazardous waste facilities and high speed intercity rail facilities.  The types of facilities that may be financed with 501(c)(3) bonds include hospitals and educational facilities that are owned by 501(c)(3)
organizations.

     Whether a municipal security is a private activity bond (the interest on which is taxable unless it is a qualified private activity bond) depends on whether (i) more than a certain percentage (generally 10%) of (a) the proceeds of the security are used in a trade or business carried on by a non-governmental person and (b) the payment of principal or interest on the security is directly or indirectly derived from such private use, or is secured by privately used property or payments in respect of such property, or (ii) more than the lesser of 5% of the issue or $5 million is used to make or finance loans to non-governmental persons.

      Moreover, a private activity bond of certain types that would otherwise be a qualified tax-exempt private activity bond will not, under Internal
Revenue Code Section 147(a), be a qualified bond for any period during which it is held by a person who is a "substantial user" of the facilities financed by the bond, or a "related person" of such a substantial user.  A
"substantial user" is a non-exempt person who regularly uses part of a facility in a trade or business.

     Thus, certain municipal securities could lose their tax-exempt status retroactively if the issuer or user fails to meet certain continuing requirements, for the entire period during which the securities are outstanding, as to the use and operation of the bond-financed facilities and the use and expenditure of the proceeds of such securities.  The Fund makes no independent investigation into the use of such facilities or the expenditure of such proceeds.  If the Fund should hold a bond that loses its tax-exempt status retroactively, there might be an adjustment to the tax-exempt income previously distributed to shareholders.

     The payment of the principal and interest on such qualified private activity bonds is solely on the ability of the facility's user to meet its financial obligations, generally from the revenues derived from the operation of the financed facility, and the pledge, if any, of real and personal property financed by the bond as security for those payments.

     Limitations on the amount of private activity bonds that each state may issue may reduce the supply of such bonds.  The value of the Fund's portfolio could be affected by these limitations if they reduce the availability of such bonds.

      Interest on certain qualified private activity bonds that is tax-exempt may nonetheless be treated as a tax preference item subject to the alternative minimum tax to which certain taxpayers are subject.  If such qualified private activity bonds were held by the Fund, a proportionate share of the exempt-interest dividends paid by the Fund would constitute an item of tax preference to such shareholders.  The Fund will not invest in municipal securities that pay interest that would be an item of tax preference under the federal alternative minimum tax.

      |X|   Municipal Notes.  Municipal securities having a maturity (when the security is issued) of less than one year are generally known as municipal notes.
Municipal notes generally are used to provide for short-term working capital needs. Some of the types of municipal notes the Fund can invest in are described below.

         |_|      Tax Anticipation Notes.  These are issued to finance working capital needs of municipalities.  Generally, they are issued in anticipation of various seasonal tax revenue, such as income, sales, use or other business taxes, and are payable from these specific future taxes.

         |_|      Revenue Anticipation Notes.  These are notes issued in
expectation of receipt of other types of revenue, such as federal revenues available under federal revenue-sharing programs.

         |_|      Bond Anticipation Notes.  Bond anticipation notes are issued to provide interim financing until long-term financing can be arranged.  The long-term bonds that are issued typically also provide the money for the repayment of the notes.

         |_|      Construction Loan Notes.  These are sold to provide project construction financing until permanent financing can be secured.  After successful completion and acceptance of the project, it may receive permanent financing through public agencies, such as the Federal Housing Administration.

      |X|   Tax-Exempt Commercial Paper.  This type of short-term obligation
(usually having a maturity of 270 days or less) is issued by a municipality to meet current working capital needs.

      |X|   Municipal Lease Obligations.  The Fund's investments in municipal lease obligations may be through certificates of participation that are offered to investors by public entities. Municipal leases may take the form of a lease or an installment purchase contract issued by a state or local government authority to obtain funds to acquire a wide variety of equipment and facilities.

      Some municipal lease securities may be deemed to be "illiquid" securities.
As a result, their purchase by the Fund would be limited as described below in
"Illiquid Securities." The Fund also invests in municipal lease obligations that the Manager has determined to be liquid under guidelines set by the Board of
Trustees. Those guidelines require the Manager to evaluate, among other things:

      o  the frequency of trades and price quotations for such securities;
      o  the number of dealers or other potential buyers willing to purchase or sell such securities;
      o  the availability of market-makers; and
      o  the nature of the trades for such securities.

            Municipal leases have special risk considerations. Although lease obligations do not constitute general obligations of the municipality for which the municipality's taxing power is pledged, a lease obligation is ordinarily backed by the municipality's covenant to budget for, appropriate and make the payments due under the lease obligation.  However, certain lease obligations contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for that purpose on a yearly basis.  While the obligation might be secured by the lease, it might be difficult to dispose of that property in case of a default.

      Projects financed with certificates of participation generally are not subject to state constitutional debt limitations or other statutory requirements that may apply to other municipal securities.  Payments by the public entity on the obligation underlying the certificates are derived from available revenue sources.  That revenue might be diverted to the funding of other municipal service projects.  Payments of interest and/or principal with respect to the certificates are not guaranteed and do not constitute an obligation of a state or any of its political subdivisions.

      Municipal leases may also be subject to "abatement risk." The leases underlying certain municipal lease obligations may state that lease payments are subject to partial or full abatement. That abatement might occur, for example, if material damage to or destruction of the leased property interferes with the lessee's use of the property. However, in some cases that risk might be reduced by insurance covering the leased property, or by the use of credit enhancements such as letters of credit to back lease payments, or perhaps by the lessee's maintenance of reserve monies for lease payments.

      In addition to the risk of "non-appropriation," municipal lease securities do not have as highly liquid a market as conventional municipal bonds.  Municipal leases, like other municipal debt obligations, are subject to the risk of non-payment of interest or repayment of principal by the issuer. The ability of issuers of municipal leases to make timely lease payments may be adversely affected in general economic downturns and as relative governmental cost burdens are reallocated among federal, state and local governmental units.  A default in payment of income would result in a reduction of income to the Fund.  It could also result in a reduction in the value of the municipal lease and that, as well as a default in repayment of principal, could result in a decrease in the net asset value of the Fund.  While the Fund holds such securities, the Manager will also evaluate the likelihood of a continuing market for these securities and their credit quality.

TOBACCO RELATED BONDS.  The Fund may invest in two types of tobacco related bonds:  (i) tobacco settlement revenue bonds, for which payments of interest and principal are made solely from a state's interest in the Master
Settlement Agreement ("MSA") described below, and (ii) tobacco bonds subject to a state's appropriation pledge, for which payments may come from both the
MSA revenue and the applicable state's appropriation pledge.

Tobacco Settlement Revenue Bonds. The Fund may invest a significant portion of its assets in tobacco settlement revenue bonds. Tobacco settlement revenue bonds are secured by an issuing state's proportionate share in the MSA. The
MSA is an agreement reached out of court in November 1998 between 46 states and six other U.S. jurisdictions (including Puerto Rico and Guam) and the four largest U.S. tobacco manufacturers (Philip Morris, RJ Reynolds, Brown &
Williamson, and Lorillard). Subsequently, a number of smaller tobacco manufacturers signed on to the MSA, bringing the current combined market share of participating tobacco manufacturers to approximately 92%. The MSA provides for payments annually by the manufacturers to the states and jurisdictions in perpetuity, in exchange for releasing all claims against the manufacturers and a pledge of no further litigation. The MSA established a base payment schedule and a formula for adjusting payments each year. Tobacco manufacturers pay into a master escrow trust based on their market share and each state receives a fixed percentage of the payment as set forth in the
MSA.

      A number of states have securitized the future flow of those payments by selling bonds pursuant to indentures, some through distinct governmental entities created for such purpose. The bonds are backed by the future revenue flow that is used for principal and interest payments on the bonds. Annual payments on the bonds, and thus risk to the Fund, are highly dependent on the receipt of future settlement payments by the state or its governmental entity, as well several as other factors. The actual amount of future settlement payments is dependent on many factors, including, but not limited to, annual domestic cigarette shipments, cigarette consumption, inflation and the financial capability of participating tobacco companies. As a result, payments made by tobacco manufacturers could be reduced if the decrease in tobacco consumption is significantly greater than the forecasted decline.

      Because tobacco settlement bonds are backed by payments from the tobacco manufacturers, and generally not by the credit of the state or local government issuing the bonds, their creditworthiness depends on the ability of tobacco manufacturers to meet their obligations. A market share loss by the MSA companies to non-MSA participating tobacco manufacturers could also cause a downward adjustment in the payment amounts. A participating manufacturer filing for bankruptcy also could cause delays or reductions in bond payments, which could affect the Fund's net asset value.

      The MSA and tobacco manufacturers have been and continue to be subject to various legal claims. An adverse outcome to any litigation matters relating to the MSA or affecting tobacco manufacturers could adversely affect the payment streams associated with the MSA or cause delays or reductions in bond payments by tobacco manufacturers. The MSA itself has been subject to legal challenges and has, to date, withstood those challenges.

Tobacco Bonds Subject to Appropriation (STA) Bonds. In addition to the tobacco settlement bonds discussed above, the Fund also may invest in tobacco related bonds that are subject to a state's appropriation pledge ("STA
Tobacco Bonds"). STA Tobacco Bonds rely on both the revenue source from the
MSA and a state appropriation pledge.

      These STA Tobacco Bonds are part of a larger category of municipal bonds that are subject to state appropriation.  Although specific provisions may vary among states, "subject to appropriation bonds" (also referred to as
"appropriation debt") are typically payable from two distinct sources: (i) a dedicated revenue source such as a municipal enterprise, a special tax or, in the case of tobacco bonds, the MSA funds, and (ii) from the issuer's general funds.  Appropriation debt differs from a state's general obligation debt in that general obligation debt is backed by the state's full faith, credit and taxing power, while appropriation debt requires the state to pass a specific periodic appropriation to pay interest and/or principal on the bonds as the payments come due. The appropriation is usually made annually.  While STA
Tobacco Bonds offer an enhanced credit support feature, that feature is generally not an unconditional guarantee of payment by a state and states generally do not pledge the full faith, credit or taxing power of the state.
The Fund considers the STA Tobacco Bonds to be "municipal securities" for purposes of their concentration policies.

      Litigation Challenging the MSA.  The participating manufacturers and states in the MSA are subject to several pending lawsuits challenging the MSA and/or related state legislation or statutes adopted by the states to implement the MSA (referred to herein as the "MSA-related legislation"). One or more of the lawsuits allege, among other things, that the MSA and/or the states' MSA-related legislation are void or unenforceable under the Commerce
Clause and certain other provisions of the U.S. Constitution, the federal antitrust laws, federal civil rights laws, state constitutions, consumer protection laws and unfair competition laws.

      To date, challenges to the MSA or the states' MSA-related legislation have not been ultimately successful, although three such challenges have survived initial appellate review of motions to dismiss. Two of these three challenges (referred to herein as Grand River and Freedom Holdings) are pending in the U.S. District Court for the Southern District of New York and
have proceeded to a stage of litigation where the ultimate outcome may be determined by, among other things, findings of fact based on extrinsic evidence as to the operation and impact of the MSA and the states'
MSA-related legislation. In these two cases, certain decisions by the U.S.
Court of Appeals for the Second Circuit have created heightened uncertainty as a result of that court's interpretation of federal antitrust immunity and
Commerce Clause doctrines as applied to the MSA and the states' MSA-related legislation. That Court's interpretation appears to conflict with interpretations by other courts, that have rejected challenges to the MSA and the states' MSA-related legislation. Prior decisions rejecting such challenges have concluded that the MSA and the MSA-related legislation do not violate the Commerce Clause of the U.S. Constitution and are protected from antitrust challenges based on established antitrust immunity doctrines.  Such a conflict may result in significant uncertainty regarding the validity and enforceability of the MSA and/or the states' related MSA-legislation and could adversely affect payment streams associated with the MSA and the bonds.
The existence of a conflict as to the rulings of different federal courts on these issues, especially between Circuit Courts of Appeals, is one factor that the U.S. Supreme Court may take into account when deciding whether to exercise its discretion in agreeing to hear an appeal. No assurance can be given that the U.S. Supreme Court would choose to hear and determine any appeal relating to the substantive merits of the cases challenging the MSA or the states' MSA-related legislation.

      Grand River and Freedom Holdings.   Both cases are pending in the U.S.
District Court for the Southern District of New York and seek to enjoin the enforcement of states' MSA-related legislation. The Grand River case is pending against the attorneys general of 31 states.  The plaintiffs seek to enjoin the enforcement of the states' MSA-related legislation, and allege, among other things, (a) violations of federal antitrust law, the accompanying state legislation enacted pursuant to the MSA mandates or authorizes such violations and is thus preempted by federal law and that (b) the MSA and related statutes are invalid or unenforceable under the Commerce Clause of the U.S. Constitution. Grand River was remanded and remains pending in the
Southern District and the parties have engaged in discovery with respect to the antitrust and Commerce Clause claims.

      The Freedom Holdings case is pending against the attorney general and the commissioner of taxation and finance of the State of New York and is based on the same purported claims as the Grand River case.  On February 10,
2006, plaintiffs filed an amended complaint seeking (1) a declaratory judgment that the operation of the MSA and New York's MSA-related legislation implements an illegal per se output cartel in violation of the federal antitrust laws and is preempted thereby, (2) a declaratory judgment that New
York's MSA-related legislation, together with the similar legislation of other states, regulates interstate commerce in violation of the Commerce
Clause of the U.S. Constitution and (3) an injunction permanently enjoining the enforcement of New York's MSA-related legislation.

      To date, the Second Circuit is the only federal court that has sustained a Commerce Clause challenge to the MSA and MSA-related legislation after reviewing a motion to dismiss.  A final decision in these cases by the
District Court would be subject to appeal to the Second Circuit and would likely be further appealed to the U.S. Supreme Court.  A Supreme Court decision to affirm or to decline to review a Second Circuit ruling that is adverse to the participating manufacturers and states, challenging validity or enforceability of MSA or the states' MSA-related legislation, could potentially lead to invalidation of the MSA and states' MSA-related legislation in their entirety, materially affect the payment streams under the MSA and/or result in the complete loss of the Fund's outstanding investment.

      A third case challenging the MSA (Xcaliber v. Ieyoub) in federal court in Louisiana (Fifth Circuit) also has survived appellate review of motions to dismiss.  Certain non-participating manufacturers are alleging, among other things, that certain provisions of Louisiana's MSA-related legislation violate various provisions of the U.S. Constitution and the Louisiana constitution.  On March 1, 2006, the U.S. Court of Appeals for the Fifth
Circuit vacated the district court's dismissal of the plaintiffs' complaint and remanded the case for reconsideration. In addition to the three cases identified above, proceedings are pending in federal courts that challenge the MSA and/or the states' MSA-related legislation in California, Louisiana,
Oklahoma, Kansas, Kentucky, Tennessee and Arkansas. The issues raised in
Freedom Holdings or Grand River are also raised in many of these other cases.  The MSA and states' MSA-related legislation may also continue to be challenged in the future. A determination that the MSA or states' MSA-related legislation is void or unenforceable would have a material adverse effect on the payments made by the participating manufacturers under the MSA.

      Litigation Seeking Monetary Relief from Tobacco Industry Participants.
The tobacco industry has been the target of litigation for many years. Both individual and class action lawsuits have been brought by or on behalf of smokers alleging that smoking has been injurious to their health, and by non-smokers alleging harm from environmental tobacco smoke, also known as
"secondhand smoke."  Plaintiffs seek various forms of relief, including compensatory and punitive damages aggregating billions of dollars, treble/multiple damages and other statutory damages and penalties, creation of medical monitoring and smoking cessation funds, disgorgement of profits, legal fees, and injunctive and equitable relief.

      The MSA does not release participating manufacturers from liability in either individual or class action cases.  Healthcare cost recovery cases have also been brought by governmental and non-governmental healthcare providers seeking, among other things, reimbursement for healthcare expenditures incurred in connection with the treatment of medical conditions allegedly caused by smoking. The participating manufacturers are also exposed to liability in these cases, because the MSA only settled healthcare cost recovery claims of the participating states. Litigation has also been brought against certain participating manufacturers and their affiliates in foreign countries.

     The ultimate outcome of any pending or future lawsuit is uncertain.
Verdicts of substantial magnitude that are enforceable as to one or more participating manufacturers, if they occur, could encourage commencement of additional litigation, or could negatively affect perceptions of potential triers of fact with respect to the tobacco industry, possibly to the detriment of pending litigation. An unfavorable outcome or settlement or one or more adverse judgments could result in a decision by the affected participating manufacturers to substantially increase cigarette prices, thereby reducing cigarette consumption beyond the forecasts under the MSA.
In addition, the financial condition of any or all of the participating manufacturer defendants could be materially and adversely affected by the ultimate outcome of pending litigation, including bonding and litigation costs or a verdict or verdicts awarding substantial compensatory or punitive damages. Depending upon the magnitude of any such negative financial impact
(and irrespective of whether the participating manufacturer is thereby rendered insolvent), an adverse outcome in one or more of the lawsuits could substantially impair the affected participating manufacturer's ability to make payments under the MSA.

      |X|   Credit Ratings of Municipal Securities.  Ratings by ratings organizations such as Moody's Investors Service, Inc. ("Moody's"), Standard &
Poor's Ratings Services, a division of the McGraw-Hill Company, Inc. ("S&P") and
Fitch Ratings Ltd ("Fitch") represent the respective rating agency's opinions of the credit quality of the municipal securities they undertake to rate. However, their ratings are general opinions and are not guarantees of quality. Municipal securities that have the same maturity, coupon and rating may have different yields, while other municipal securities that have the same maturity and coupon but different ratings may have the same yield.

      After the Fund buys a municipal security, the security may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund.  Neither event requires the Fund to sell the security, but the
Manager will consider such events in determining whether the Fund should continue to hold the security.  To the extent that ratings given by Moody's,
S&P's, or Fitch change as a result of changes in those rating organizations or their rating systems, the Fund will attempt to use comparable ratings as standards for investments in accordance with the Fund's investment policies.

      The Fund may buy municipal securities that are "pre-refunded." The issuer's obligation to repay the principal value of the security is generally collateralized with U.S. government securities placed in an escrow account.  This causes the pre-refunded security to have essentially the same risks of default as a AAA-rated security.

      A list of the rating definitions of Moody's, S&P, and Fitch for municipal securities is contained in Appendix A to this SAI. The Fund also purchases securities that are unrated by nationally recognized rating organizations. The
Manager will make its own assessment of the credit quality of unrated issues the
Fund buys. The Manager will use criteria similar to those used by the rating agencies, and assign a rating category to a security that is comparable to what the Manager believes a rating agency would assign to that security.  However, the
Manager's rating does not constitute a guarantee of the quality of a particular issue.

         |_|      Special Risks of Lower-Grade Securities. The Fund may invest in municipal securities rated below investment grade up to the limits described in the prospectus. Lower grade securities may have a higher yield than securities rated in the higher rating categories. In addition to having a greater risk of default than higher-grade securities, there may be less of a market for these securities. As a result they may be harder to sell at an acceptable price. The additional risks mean that the Fund may not receive the anticipated level of income from these securities, and the Fund's net asset value may be affected by declines in the value of lower-grade securities. However, because the added risk of lower quality securities might not be consistent with the Fund's policy of preservation of capital, the Fund limits its investments in lower quality securities.

      While securities rated "Baa" by Moody's or "BBB" by S&P are investment grade, they may be subject to special risks and have some speculative characteristics.

Special Investment Considerations - New York Municipal Securities.  As
explained in the Prospectus, the Fund's investments are highly sensitive to the fiscal stability of New York State (referred to in this section as the
"State") and its subdivisions, agencies, instrumentalities or authorities, including New York City (the "City"), which issue the municipal securities in which the Fund invests.  The following information on risk factors in concentrating in New York municipal securities is only a summary, based on the publicly-available official statements relating to offerings by issuers of New York municipal securities on or prior to November 15, 2007 with respect to offerings of New York State, and on or prior to November 16, 2007 with respect to offerings by the City.  No representation is made as to the accuracy of this information.

     New York State (referred to herein as "state" or "New York") ended its
2006-2007 fiscal year on March 31, 2007 in balance on a cash basis, with a reported closing balance in the General Fund of $3.0 billion. The Governor's
Executive Budget for the 2007-2008 fiscal year projected ending the 2007-2008 fiscal year in balance on a cash basis, with a closing balance in the General
Fund of $3.0 billion, and projected gaps of $2.3 billion in fiscal year
2008-2009, $4.5 billion in fiscal year 2009-2010, and $6.3 billion in fiscal year 2010-2011, assuming that all of the Governor's Executive Budget savings proposals were implemented. The State Legislature completed action on the budget for the 2007-2008 fiscal year on April 1, 2007 (the  "Enacted
Budget ").

     New York released its Annual Information Statement on May 8, 2007 (the
 "Annual Information Statement "), which reflected the State Legislature's modifications to the Governor's Executive Budget for the 2007-2008 fiscal year, and revisions to spending estimates in the Enacted Budget through April
19, 2007, the date of the state financial plan. In the Annual Information
Statement, the New York Division of the Budget ("DOB") noted that the Enacted
Budget, similar to the Governor's Executive Budget, also projected ending the
2007-2008 fiscal year in balance on a cash basis, but that the Enacted Budget projected a closing balance in the General Fund of $3.0 billion and projected gaps of approximately $3.1 billion in fiscal year 2008-2009, $4.8 billion in fiscal year 2009-2010 and $6.6 billion in fiscal year 2010-2011.

     New York updates the Annual Information Statement quarterly, and released updates to the Annual Information Statement dated August 3, 2007
(the "August AIS Update") and November 15, 2007 (the  "November AIS
Update "). The November AIS Update contains information regarding changes to the Enacted Budget, revisions to the state financial plan projections for fiscal years 2007-2008 through 2010-2011, operating results for the first half of fiscal year 2007-2008, an updated economic forecast for the nation and State, GAAP basis projections for fiscal year 2007-2008, a summary on debt and capital management, a discussion of special considerations related to the state financial plan for fiscal year 2007-2008, a summary of
GAAP-basis results for the 2006-2007 fiscal year, state retirement system information, updated information on the activities of certain public authorities and localities and the status of certain litigation with the potential to adversely affect the state's finances. The November AIS Update also contains extracts from the Mid-Year Update to the 2007-2008 Financial
Plan (the  "Mid-Year Financial Plan Update ") which the state issued on
October 30, 2007. The Mid-Year Financial Plan Update projects ending fiscal year 2007-2008 in balance on a cash basis, with a closing balance in the
General Fund of $2.8 billion, and projected gaps of $4.3 billion in fiscal year 2008-2009, $6.2 billion in fiscal year 2009-2010 and $7.9 billion in fiscal year 2010-2011.

     The Annual Information Statement, the August AIS Update, the November
AIS Update and the Mid-Year Financial Plan Update identify a number of risks inherent in the implementation of the Enacted Budget and the state financial plan. Such risks include court actions affecting the receipts and disbursements included in the Enacted Budget; costs that could materialize as a result of adverse rulings in pending litigation; federal disallowances or other federal actions that could produce adverse effects on the state's projections of receipts and disbursements; costs that may materialize in connection with the state's negotiation of future collective bargaining agreements with the state's employee unions and salary increases to the judiciary and other elected officials; potential lower lottery revenue estimates and risks relating to the national and local economies that can increase the demand for means-tested programs like Medicaid and welfare, including large increases in energy prices, national security concerns and financial sector performances.

     In any year, the state financial plan is subject to risks that, if they were to materialize, could affect operating results. Many complex political, social, and economic forces influence the state's economy and finances. Such forces may affect the state financial plan unpredictably from fiscal year to fiscal year. For example, the financial plan is necessarily based on forecasts of national and state economic activity. Economic forecasts have frequently failed to accurately predict the timing and magnitude of specific and cyclical changes to the national and state economies. The Mid-Year
Financial Year Update also relies on estimates and assumptions concerning
Federal aid, law changes, and audit activity.

     The November AIS Update identified the following as the most significant risks to the state financial plan:

     The most significant short-term risks include the potential cost of collective bargaining agreements for state employees (each 1 percent increase is valued at $93 million in the General Fund and $135 million in All Funds, which includes both state and Federal Funds) and salary increases for the
Judiciary (and possibly other elected officials) in 2007-2008 and beyond;
potential Federal disallowances arising from audits related to Medicaid claims under the School Supportive Health Services program; proposed Federal rule changes concerning Medicaid payments; and underperformance of the national and state economies that can affect state revenues and increase the demand for means-tested programs such as Medicaid and welfare.

     Although the profile of risks has not changed materially since the
August AIS Update, there have been some changes in risks associated with
Video Lottery Terminal ("VLT") revenues discussed below. In addition, the
Mid-Year Financial Plan Update estimates now incorporate a prior risk by assuming that Belmont will open in 2010-2011 and has removed revenues from new facilities that have not yet been authorized by the Legislature.

     New York's four-year financial plan includes VLT revenue estimates from currently operating gaming facilities. The Mid-Year Financial Plan Update counts on VLT revenues from existing facilities of $475 million in 2007-2008 and $514 million in 2008-2009. Revenues are projected to increase to $644 million in 2009-2010 and $850 million in 2010-2011, reflecting the expected opening of the Aqueduct facility in 2009-2010 and the Belmont facility in
2010-2011. VLT revenues support K-12 education spending and any shortfall is expected to be covered by the General Fund.

In addition, the most significant risks to the revised revenue forecast are as follows:

   o  A significant downside risk remains with respect to the performance of financial sector firms. Continued poor performance in fourth quarter results for Wall Street companies could reduce bonus payouts more than expected.

   o   The housing market could become a more significant drag on the economy, especially if the foreclosure rate on subprime mortgages is higher than expected. This could erode consumer confidence leading to reduced consumption on taxable goods.

   o  A reduction in the number of large commercial real estate transactions in New York City presents the risk of a loss in real estate related tax receipts that have fueled a significant portion of the large growth in receipts over the past three fiscal years.

   o  A large portion of the growth in the estimated revenue base is dependent on loophole closing actions put in place with the 2007-2008
      Budget. There are preliminary indications that these changes are not producing the receipts anticipated at the time of the Enacted Budget.

   o  The cigarette tax collections could be significantly impacted by changes in the Federal cigarette tax associated with State Children's
      Health Insurance Program funding.

   o  Both the cigarette and motor fuel taxes are impacted by Native American enforcement efforts. The 2007-2008 estimates have been reduced to reflect enforcement delays.

   The November AIS Update also identified the certain special considerations noting that many complex political, social, and economic forces influence the state's economy and finances. Such forces may affect the state financial plan unpredictably from fiscal year to fiscal year. For example, the financial plan is necessarily based on forecasts of national and state economic activity. Economic forecasts have frequently failed to accurately predict the timing and magnitude of specific and cyclical changes to the national and state economies. The state financial plan also relies on estimates and assumptions concerning Federal aid, law changes and audit activity.

   Budget Process Reform: Chapter 1 of the Laws of 2007, enacted in January
2007, reinstituted and expanded the "quick start" budget process to require each house of the Legislature, the State Comptroller, and the Executive to
separately prepare detailed reports containing multi-year cash projections of receipts and disbursements by November 5 of each year. The reports must include, at a minimum, detailed projections of state receipts (for major tax categories, lottery receipts, and miscellaneous receipts) and disbursements for major program areas (for Medicaid, public assistance, and school aid) for the current year and ensuing fiscal years, as well as a description of the underlying factors and data assumptions. The Executive, Legislature and State
Comptroller are then required to meet publicly shortly thereafter to discuss their reports. By November 15, the Executive and the Legislature must issue a joint report on the actual, estimated and projected state receipts and disbursements for all funds of the state of the prior, current and ensuing fiscal years.

   From November 7 through November 12, meetings were held among the parties to review the reports and identify and evaluate differences. This effort was followed by a public meeting on the reports that took place on November 13, and a joint report was released to the public on November 15 and is available on the DOB website at www.budget.state.ny.us. The joint report reflects a consensus of the anticipated slowdown in national economic growth as well as the considerable economic uncertainties surrounding credit conditions, the housing market, employment growth, Federal monetary policy and oil prices.
Estimates by the various parties of total receipts and spending for major program areas resulted in a narrow range around Executive estimates and are explained in greater detail in the joint report available on the DOB website.
The current DOB estimated budget gap of $4.3 billion in 2008-2009 is in the middle of a narrow range of budget gap estimates made public during the
"quick start" process by the Senate Minority ($4.0 billion) and the Assembly
Minority ($4.8 billion).

   Davis v. Kentucky (this Supreme Court case is discussed in the prospectus).  On November 5, 2007, the Supreme Court heard oral arguments in the Davis case.

     If the Kentucky decision is affirmed by the United States Supreme Court, a state, including New York, could be required to eliminate any disparity between the tax treatment of obligations issued by such state and its political subdivisions or instrumentalities and the tax treatment of obligations issued by other states and their respective political subdivisions or instrumentalities. The Supreme Court decision could result in an estimated potential impact of up to $200 million in claims for tax refunds arising out of income tax payments made in prior years. The preliminary estimate of the financial impact on the state of discontinuing the practice of subjecting extraterritorially-issued municipal bonds to state income taxation is approximately $70 million of lost tax revenues annually.

     Governmental Accounting Standards Board Statement No. 45: The net
positive asset condition is before the state reflects the impact of
Governmental Accounting Standards Board Statement No. 45 "Accounting and
Financial Reporting by Employers for Post-employment Benefits Other than
Pensions" ("GASBS 45"). GASBS 45 requires state and local governments to reflect the value of post-employment benefits, predominantly health care, for current employees and retirees beginning with the financial statements for the 2007-2008 fiscal year.

     New York used an independent actuarial consulting firm to calculate retiree health care liabilities.  Assuming there is no pre-funding of this liability, the analysis indicates that the present value of the actuarial accrued total liability for benefits as of April 1, 2006 would be roughly
$49.7 billion, using the level percentage of projected payroll approach under the Frozen Entry Age actuarial cost method. This is the actuarial methodology recommended to be used to implement GASBS 45.  The actuarial accrued liability was calculated using a 4.2 percent annual discount rate.

     New York's total unfunded liability will be disclosed in the 2007-2008 basic financial statements. While the total liability is substantial,
Governmental Accounting Standards Board ("GASB") rules indicate it may be amortized over a 30-year period; therefore, only the annual amortized liability above the current pay-as-you-go costs would be recognized in the financial statements. Assuming no pre-funding, the 2007-2008 liability would total roughly $3.8 billion under the Frozen Entry Age actuarial cost method amortized based on a level percent of salary, or roughly $2.9 billion above the current pay-as-you-go retiree costs. This difference between the state's pay-as-you-go costs and the actuarially determined required annual contribution under GASBS 45 would reduce the state's currently positive net asset condition of roughly $49 billion at the end of 2006-2007.

     GASB does not require the additional costs to be funded on the state's budgetary basis, and no funding is assumed for this purpose in the state financial plan. On a budgetary (cash) basis, the state continues to finance these costs, along with all other employee health care expenses, on a pay-as-you-go basis.

     As noted, the Mid-Year Financial Plan Update does not assume pre-funding of the GASBS 45 liability. If such liability were pre-funded at this time, the additional cost above the pay-as-you-go amounts would be lowered. The
State's Health Insurance Council, which consists of the Governor's Office of
Employee Relations, Civil Service, and DOB will continue to review this matter, seek input from the State Comptroller, the legislative fiscal committees and other outside parties.

     The Debt Reform Act of 2000 imposed statutory limitations which restricted the issuance of state-supported debt to capital purposes only and established a maximum term of 30 years for such debt. The statute also imposed phased-in caps that ultimately limit the amount of new state-supported debt to 4 percent of state personal income and new state-supported debt service costs to 5 percent of All Funds receipts. The restrictions apply to all new state-supported debt issued on and after April
1, 2000.

     The Debt Reform Act requires that the limitations on the amount of state-supported debt and debt service costs be calculated by October 31 of each year and reported in the Mid-Year Financial Plan Update. If the actual new state-supported debt outstanding and debt service costs are below the caps at this time, state-supported debt may continue to be issued. However, if either the debt outstanding or the debt service cap is met or exceeded, the state would be precluded from issuing new state-supported debt until the next annual cap calculation is made and debt is found to be within the applicable limitations.

     For the 2006-2007 fiscal year, the cumulative debt outstanding and debt service caps are 2.98 percent each. In the Mid-Year Financial Plan Update,
DOB reported that the actual level of debt outstanding and debt service costs continue to remain below the statutory caps. From April 1, 2000 through March
31, 2007 the state has issued new debt resulting in $17.8 billion of debt outstanding applicable to the debt reform cap. This is $7.5 billion below the statutory debt outstanding limitation. In addition, the debt service costs on this new debt totaled $1.4 billion in 2006-2007 - or roughly $1.9 billion below the statutory debt service limitation.

     Current projections estimate that debt outstanding and debt service costs will continue to remain below the limits imposed by the Debt Reform Act throughout the current capital plan period. However, the amount of "room"
permitted under the cap is projected to decline beginning after 2009-2010.

     Public authorities are not subject to the constitutional restrictions on the incurrence of debt that apply to the state itself and may issue bonds and notes within the amounts and restrictions set forth in legislative authorization. The state's access to the public credit markets could be impaired and the market price of its outstanding debt may be materially and adversely affected if certain of its public authorities were to default on their respective obligations, particularly those issuing state-supported or state-related debt. As of December 31, 2006, the 19 public authorities with outstanding debt of $100 million or more had aggregate outstanding debt, including refunding bonds, of approximately $129 billion, only a portion of which constitutes state-supported or state-related debt.

     The state has numerous public authorities with various responsibilities, including those which finance, construct and/or operate revenue-producing public facilities. Public authorities generally pay their operating expenses and debt service costs from revenues generated by the projects they finance or operate, such as tolls charged for the use of highways, bridges or tunnels, charges for public power, electric and gas utility services, rentals charged for housing units, and charges for occupancy at medical care facilities.

     Also, there are statutory arrangements providing for state local assistance payments otherwise payable to localities to be made under certain circumstances to public authorities. Although the state has no obligation to provide additional assistance to localities whose local assistance payments have been paid to public authorities under these arrangements, the affected localities may seek additional state assistance if local assistance payments are diverted. Some authorities also receive moneys from state appropriations to pay for the operating costs of certain of their programs.

     For the 2007 fiscal year, the City's General Fund had an operating surplus of $4.67 billion, before discretionary and other transfers, and achieved balanced operating results in accordance with GAAP, after discretionary and other transfers. The 2007 fiscal year is the twenty-seventh consecutive year that the City has achieved balanced operating results when reported in accordance with GAAP.

     The City's expense and capital budgets for the 2008 fiscal year were adopted on June 15, 2007. The June Financial Plan, submitted to the New York
State Financial Control Board (the "Control Board") on June 20, 2007 (the
"June Financial Plan") which was consistent with the City's expense and capital budgets as adopted for the 2008 fiscal year, projected revenues and expenditures for the 2008 fiscal year balanced in accordance with GAAP, and projected gaps of $1.6 billion, $3.4 billion and $4.4 billion in fiscal years
2009 through 2011, respectively.

     On October 26, 2007, the City submitted to the Control Board
Modification No. 08-1 to the June Financial Plan (the June Financial Plan as
so modified, the "Financial Plan") and projects revenues and expenses for the
2008 fiscal year balanced in accordance with GAAP, and projects gaps of $2.7 billion, $4.8 billion and $6.5 billion in fiscal years 2009 through 2011, respectively.

     The Financial Plan reflects decreases in projected net revenues since the June Financial Plan totaling $138 million, $577 million, $638 million and
$852 million in fiscal years 2008 through 2011, respectively. The decreases reflect the projected impact of recent developments in the financial markets that are adversely affecting securities industry profitability and the number and value of real estate transactions that are consummated, resulting in reductions in real property transfer and personal and business income tax revenues. They also reflect a reduction in long-term economic growth forecasts for the United States and the City. Changes in projected tax revenues include (i) decreases in real property related transaction tax revenues of $256 million, $181 million, $226 million and $306 million in fiscal years 2008 through 2011, respectively; (ii) decreases in personal income tax revenues of $22 million, $272 million, $281 million and $426 million in fiscal years 2008 through 2011, respectively; (iii) decreases in business income tax revenues of $75 million, $142 million, $105 million and
$90 million in fiscal years 2008 through 2011, respectively; (iv) increases in sales tax revenues of $92 million in fiscal year 2008 and decreases in sales tax revenues of $6 million, $52 million and $58 million in fiscal years
2009 through 2011, respectively; (v) increases of $100 million in tax audit revenues in fiscal year 2008; and (vi) increases in hotel and all other non-property tax revenues of $22 million, $25 million, $25 million and $27 million in fiscal years 2008 through 2011, respectively.

     The Financial Plan also reflects, since the June Financial Plan, increases in projected net expenditures totaling $158 million, $307 million,
$786 million and $1.2 billion in fiscal years 2008 through 2011, respectively. Changes in projected expenditures include: (i) increases in labor costs totaling $90 million, $436 million, $1.1 billion and $1.6 billion in fiscal years 2008 through 2011, respectively, reflecting settlements of labor negotiations and the provision for similar increases for collective bargaining units not yet settled; (ii) increases in agency spending of $64 million, $28 million, $29 million and $30 million in fiscal years 2008 through 2011, respectively; (iii) an increase in debt service costs of $4 million in fiscal year 2008 and decreases in debt service costs of $32 million, $75 million and $50 million in fiscal years 2009 through 2011, respectively; and (iv) decreases in pension contributions of $125 million,
$240 million and $350 million in fiscal years 2009 through 2011, respectively, as a result of higher-than-assumed rates of return on the investment of pension assets.

     The Financial Plan also reflects the enactment of some of the tax programs previously reflected in the tax reduction program in the June
Financial Plan, reducing tax revenues by $222 million, $268 million, $292 million and $333 million in fiscal years 2008 through 2011, respectively. The enacted programs include (i) a childcare tax credit with an estimated cost of
$42 million, $43 million, $44 million and $45 million in fiscal years 2008 through 2011, respectively, (ii) personal and small business income tax credits and reductions with an estimated cost of $70 million, $108 million,
$109 million and $166 million in fiscal years 2008 through 2011, respectively; and (iii) the City sales tax exemption for clothing and footwear purchases with an estimated cost of $110 million, $117 million, $119 million and $122 million in fiscal years 2008 through 2011, respectively.

     On July 1, 2008, the local sales tax, which is currently imposed by the
State at the rate of 4%, will expire and, absent legislative action, a 3%
local sales tax imposed by the City would be in effect. The Financial Plan assumes that the City will receive the legislative authorization to continue the local sales tax at the rate of 4%. If the City did not receive such authorization, sales tax revenues would be reduced by approximately $1.19 billion, $1.25 billion and $1.31 billion in fiscal years 2009 through 2011, respectively.

     The Financial Plan also does not reflect additional expense budget costs that would be incurred, unless there is a change in applicable law, as a result of Statement No. 49 of the GASB, which becomes effective on July 1,
2008 relating to the accounting treatment of pollution remediation costs.
Currently, many of these costs are included in the City's capital budget and financed through the issuance of bonds. Preliminary estimates indicate that such additional expense budget costs could be approximately $500 million annually.

     On October 30, 2007, the Director of Management and Budget of the City
directed City agencies to submit spending reduction programs of 2.5% for fiscal year 2008 and 5% for fiscal year 2009 in controllable City-funded spending, in order to provide overall City budget relief of $500 million in fiscal year 2008 and $1 billion in fiscal year 2009. All City-funded hiring, other than hiring necessary for public health and safety, was frozen until such spending reduction programs are approved.

          Implementation of the Financial Plan is dependent upon the City's ability to market its securities successfully. Implementation of the
Financial Plan is also dependent upon the ability to market the securities of other financing entities, including the New York City Municipal Water Finance
Authority (the  "Water Authority ") and the New York City Transitional
Finance Authority (the "TFA"). In addition, the City may issue revenue and tax anticipation notes to finance its seasonal working capital requirements.
The success of projected public sales of City, Water Authority, TFA and other bonds and notes will be subject to prevailing market conditions. Future developments concerning the City and public discussion of such developments, as well as prevailing market conditions, may affect the market for outstanding City general obligation bonds and notes.

Other  Investment  Techniques and Strategies.  In seeking its objective,  the Fund may from time to time employ the types of investment  strategies  and  investments described  below.  The Fund is not required to use all of these  strategies at all times, and at times may not use them.

      |X|   Floating Rate and Variable Rate Obligations.  Variable rate demand obligations, a form of derivative investments, may have a demand feature that allows the Fund to tender the obligation to the issuer or a third party prior to its maturity.  The tender may be at par value plus accrued interest, according to the terms of the obligations.

      The interest rate on a floating rate demand note is based on a stated
prevailing market rate, such as a bank's prime rate, the 91-day U.S. Treasury
Bill rate, or some other standard, and is adjusted automatically each time such rate is adjusted. The interest rate on a variable rate demand note is also based on a stated prevailing market rate but is adjusted automatically at specified intervals of not less than one year.  Generally, the changes in the interest rate on such securities reduce the fluctuation in their market value.  As interest rates decrease or increase, the potential for capital appreciation or depreciation is less than that for fixed-rate obligations of the same maturity.

      The Manager may determine that an unrated floating rate or variable rate demand obligation meets the Fund's quality standards by reason of being backed by a letter of credit or guarantee issued by a bank that meets those quality standards.

      Floating rate and variable rate demand notes that have a stated maturity in excess of one (1) year may have features that permit the holder to recover the principal amount of the underlying security at specified intervals not exceeding one (1) year and upon no more than  thirty (30) days' notice.  The issuer of that type of note normally has a corresponding right in its discretion, after a given period, to prepay the outstanding principal amount of the note plus accrued interest. Generally the issuer must provide a specified number of days' notice to the holder. Floating rate or variable rate obligations that do not provide for the recovery of principal and interest within 7 days are subject to the Fund's limitations on investments in illiquid securities.

|X|  |X| Inverse Floaters. The Fund invests in "inverse floaters" which are derivative instruments that pay interest at rates that move in the opposite direction of yields on short-term securities. As short-term interest rates rise, the interest rate on inverse floaters falls and they produce less current income. As short-term interest rates fall, the interest rates on the inverse floaters increase and they pay more current income. Their market value can be more volatile than that of a conventional fixed-rate security having similar credit quality, redemption provisions and maturity. The Fund can invest up to 20% of its total assets in inverse floaters, which includes the effects of leverage.

     Most of the inverse floaters the Fund buys are created when the Fund purchases a fixed-rate municipal security and subsequently transfers it to a trust created by a broker-dealer. The trust divides the fixed-rate security into two floating rate securities: (i) a short-term tax-free floating rate security paying interest at rates that usually reset daily or weekly, typically with the option to be tendered for par value on each reset date, and (ii) a residual interest (the "inverse floater") that is a long-term tax-free floating rate security, sometimes also referred to as a "residual interest certificate." The inverse floater pays interest at rates that move in the opposite direction of the yield on the short-term floating rate security. The terms of the inverse floaters in which the Fund invests grant the Fund the right to  require a tender of the short-term floating rate securities, upon payment of the principal amount due to the holders of the short-term floating rate notes issued by the trust and certain other fees.
The Fund may then require the trust to exchange the underlying fixed-rate security for the short-term floating rate security and the inverse floater that the Fund owns.

     The Fund may also purchase inverse floaters created when another party transfers a fixed-rate municipal security to a trust. The trust then issues short-term floating rate notes to third parties and sells the inverse floater to the Fund. Under some circumstances, the Manager might acquire both portions of that type of offering, to reduce the effect of the volatility of the individual securities. This provides the Manager with a flexible portfolio management tool to vary the degree of investment leverage efficiently under different market conditions.

     Additionally, the Fund may be able to purchase inverse floaters created by municipal issuers directly. To provide investment leverage, a municipal issuer might issue two variable rate obligations instead of a single long-term, fixed-rate security. For example, the interest rate on one obligation reflecting short-term interest rates and the interest rate on the other instrument, the inverse floater, reflecting the approximate rate the issuer would have paid on a fixed-rate security, multiplied by a factor of two, minus the rate paid on the short-term instrument.

      Inverse floaters may offer relatively high current income, reflecting the spread between long-term and short-term tax exempt interest rates. As long as the municipal yield curve remains positively sloped, and short-term rates remain low relative to long-term rates, owners of inverse floaters will have the opportunity to earn interest at above-market rates. If the yield curve flattens and shifts upward, an inverse floater will lose value more quickly than a conventional long-term security having similar credit quality, redemption provisions and maturity.

      Some inverse floaters have a feature known as an interest rate "cap" as part of the terms of the investment. Investing in inverse floaters that have interest rate caps might be part of a portfolio strategy to try to maintain a high current yield for the Fund when the Fund has invested in inverse floaters that expose the Fund to the risk of short-term interest rate fluctuations. "Embedded" caps can be used to hedge a portion of the Fund's exposure to rising interest rates. When interest rates exceed a pre-determined rate, the cap generates additional cash flows that offset the decline in interest rates on the inverse floater. However, the Fund bears the risk that if interest rates do not rise above the pre-determined rate, the cap (which is purchased for additional cost) will not provide additional cash flows and will expire worthless.

      The Fund may enter into a "shortfall and forbearance" agreement with the sponsor of an inverse floater held by the Fund. Under such an agreement, on liquidation of the trust, the Fund would be committed to pay the trust the difference between the liquidation value of the underlying security on which the inverse floater is based and the principal amount payable to the holders of the short-term floating rate security that is based on the same underlying security. The Fund would not be required to make such a payment under the standard terms of a more typical inverse floater. Although entering into a
"shortfall and forbearance" agreement would expose the Fund to the risk that it may be required to make the payment described above, the Fund may receive higher interest payments than under a typical inverse floater.

      An investment in inverse floaters may involve greater risk than an investment in a fixed-rate municipal security. All inverse floaters entail some degree of leverage. The interest rate on inverse floaters varies inversely at a pre-set multiple of the change in short-term rates. An inverse floater that has a higher multiple, and therefore more leverage, will be more volatile with respect to both price and income than an inverse floater with a lower degree of leverage or than the underlying security.

          Under applicable financial accounting standards, inverse floater transactions in which the Fund has transferred a municipal security it owned to a trust are considered a form of secured borrowing for financial reporting purposes. This accounting treatment does not apply to inverse floaters acquired by the Fund that were created by a third-party's transfer of a municipal security to the issuing trust.

      |X|   "When-Issued" and "Delayed-Delivery" Transactions.  The Fund may
purchase securities on a "when-issued" basis, and may purchase or sell such securities on a "delayed-delivery" (or "forward commitment") basis.
"When-issued" or "delayed delivery" refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery.

      When such transactions are negotiated, the price (which is generally expressed in yield terms) is fixed at the time the commitment is made.
Delivery and payment for the securities take place at a later date.  Normally the settlement date is within six months of the purchase of municipal bonds and notes.  However, the Fund may, from time to time, purchase municipal securities having a settlement date more than six months and possibly as long as two years or more after the trade date. The securities are subject to change in value from market fluctuation during the settlement period. The value at delivery may be less than the purchase price. For example, changes in interest rates in a direction other than that expected by the Manager before settlement will affect the value of such securities and may cause loss to the Fund. No income begins to accrue to the Fund on a when-issued security until the Fund receives the security at settlement of the trade.

      The Fund will engage in when-issued transactions in order to secure what is considered to be an advantageous price and yield at the time of entering into the obligation.  When the Fund engages in when-issued or delayed-delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction.  Its failure to do so may cause the Fund to lose the opportunity to obtain the security at a price and yield it considers advantageous.

      When the Fund engages in when-issued and delayed-delivery transactions, it does so for the purpose of acquiring or selling securities consistent with its investment objective and policies or for delivery pursuant to options contracts it has entered into, and not for the purpose of investment leverage. Although the Fund will enter into when-issued or delayed-delivery purchase transactions to acquire securities, the Fund may dispose of a commitment prior to settlement.  If the Fund chooses to dispose of the right to acquire a when-issued security prior to its acquisition or to dispose of its right to deliver or receive against a forward commitment, it may incur a gain or loss.

      At the time the Fund makes a commitment to purchase or sell a security on a when-issued or forward commitment basis, it records the transaction on its books and reflects the value of the security purchased. In a sale transaction, it records the proceeds to be received, in determining its net asset value. In a purchase transaction, the Fund will identify on its books liquid securities of any type with a value at least equal to the purchase commitments until the Fund pays for the investment.

      When-issued transactions and forward commitments can be used by the
Fund as a defensive technique to hedge against anticipated changes in interest rates and prices.  For instance, in periods of rising interest rates and falling prices, the Fund might sell securities in its portfolio on a forward commitment basis to attempt to limit its exposure to anticipated falling prices.  In periods of falling interest rates and rising prices, the
Fund might sell portfolio securities and purchase the same or similar securities on a when-issued or forward commitment basis, to obtain the benefit of currently higher cash yields.

      |X|   Zero-Coupon Securities.  The Fund may buy zero-coupon and delayed interest municipal securities.  Zero-coupon securities do not make periodic interest payments and are sold at a deep discount from their face value.  The buyer recognizes a rate of return determined by the gradual appreciation of the security, which is redeemed at face value on a specified maturity date.
This discount depends on the time remaining until maturity, as well as prevailing interest rates, the liquidity of the security and the credit quality of the issuer.  In the absence of threats to the issuer's credit quality, the discount typically decreases as the maturity date approaches.
Some zero-coupon securities are convertible, in that they are zero-coupon securities until a predetermined date, at which time they convert to a security with a specified coupon rate.

      Because zero-coupon securities pay no interest and compound semi-annually at the rate fixed at the time of their issuance, their value is generally more volatile than the value of other debt securities.  Their value may fall more dramatically than the value of interest-bearing securities when interest rates rise.  When prevailing interest rates fall, zero-coupon securities tend to rise more rapidly in value because they have a fixed rate of return.

      The Fund's investment in zero-coupon securities may cause the Fund to recognize income and be required to make distributions to shareholders before it receives any cash payments on the zero-coupon investment.  To generate cash to satisfy those distribution requirements, the Fund may have to sell portfolio securities that it otherwise might have continued to hold or to use cash flows from other sources such as the sale of Fund shares.

      |X|   Puts and Standby Commitments.  The Fund may acquire "stand-by commitments" or "puts" with respect to municipal securities to enhance portfolio liquidity and to try to reduce the average effective portfolio maturity. These arrangements give the Fund the right to sell the securities at a set price on demand to the issuing broker-dealer or bank. However, securities having this feature may have a relatively lower interest rate.

      When the Fund buys a municipal security subject to a standby commitment to repurchase the security, the Fund is entitled to same-day settlement from the purchaser. The Fund receives an exercise price equal to the amortized cost of the underlying security plus any accrued interest at the time of exercise. A put purchased in conjunction with a municipal security enables the Fund to sell the underlying security within a specified period of time at a fixed exercise price.

      The Fund might purchase a standby commitment or put separately in cash or it might acquire the security subject to the standby commitment or put (at a price that reflects that additional feature). The Fund will enter into these transactions only with banks and securities dealers that, in the
Manager's opinion, present minimal credit risks. The Fund's ability to exercise a put or standby commitment will depend on the ability of the bank or dealer to pay for the securities if the put or standby commitment is exercised. If the bank or dealer should default on its obligation, the Fund might not be able to recover all or a portion of any loss sustained from having to sell the security elsewhere.

      Puts and standby commitments are not transferable by the Fund. They terminate if the Fund sells the underlying security to a third party. The
Fund intends to enter into these arrangements to facilitate portfolio liquidity, although such arrangements might enable the Fund to sell a security at a pre-arranged price that may be higher than the prevailing market price at the time the put or standby commitment is exercised. However, the Fund might refrain from exercising a put or standby commitment if the exercise price is significantly higher than the prevailing market price, to avoid imposing a loss on the seller that could jeopardize the Fund's business relationships with the seller.

      A put or standby commitment increases the cost of the security and reduces the yield otherwise available from the security. Any consideration paid by the Fund for the put or standby commitment will be reflected on the
Fund's books as unrealized depreciation while the put or standby commitment is held, and a realized gain or loss when the put or commitment is exercised or expires. Interest income received by the Fund from municipal securities subject to puts or stand-by commitments may not qualify as tax exempt in its hands if the terms of the put or stand-by commitment cause the Fund not to be treated as the tax owner of the underlying municipal securities.

      |X|   Repurchase Agreements.  The Fund may acquire securities subject to repurchase agreements. It may do so for liquidity purposes to meet anticipated redemptions of Fund shares, or pending the investment of the proceeds from sales of Fund shares, or pending the settlement of portfolio securities. In a repurchase transaction, the Fund acquires a security from, and simultaneously resells it to an approved vendor for delivery on an agreed upon future date. The resale price exceeds the purchase price by an amount that reflects an agreed-upon interest rate effective for the period during which the repurchase agreement is in effect. Approved vendors include U.S.
commercial banks, U.S. branches of foreign banks or broker-dealers that have been designated as primary dealers in government securities. They must meet the credit requirements set by the Fund's Manager from time to time. The
Manager will monitor the vendor's creditworthiness to confirm that the vendor is financially sound and will continuously monitor the collateral's value.
They must credit requirements set by the Manager from time to time.

      The majority of these transactions run from day to day. Delivery pursuant to resale typically will occur within one to five days of the purchase. Repurchase agreements having a maturity beyond seven days are subject to the Fund's limits on holding illiquid investments. The Fund cannot invest more than 20% of its total assets in taxable repurchase agreements offering taxable income.

      Repurchase agreements, considered "loans" under the Investment Company
Act of 1940, as amended (the "Investment Company Act"), are collateralized by the underlying security. The Fund's repurchase agreements require that at all times while the repurchase agreement is in effect, the collateral's value must equal or exceed the repurchase price to fully collateralize the repayment obligation. However, if the vendor fails to pay the resale price on the delivery date, the Fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so.

      Pursuant to an Exemptive Order issued by the Securities and Exchange
Commission (the "SEC"), the Fund, along with the affiliated entities managed by the Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements secured by U.S. government securities. Securities that are pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each joint repurchase arrangement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

|X|  Illiquid Securities.  The Fund has percentage limitations that apply to purchases of illiquid securities, as stated in the Prospectus. The Manager determines the liquidity of certain of the Fund's investments and monitors holdings of illiquid securities on an ongoing basis to determine whether to sell any holdings to meet percentage restrictions or maintain adequate liquidity. The
Manager takes into account the trading activity for such securities and the availability of reliable pricing information, among other factors. Illiquid securities include repurchase agreements maturing in more than seven days.

      As a fundamental policy, the Fund cannot purchase any securities that are subject to restrictions on resale. Those restrictions do not limit purchases of restricted securities that are eligible for sale to qualified institutional purchasers under Rule 144A of the Securities Act of 1933, if those securities have been determined to be liquid by the Manager under Board-approved guidelines.
Those guidelines take into account the trading activity for such securities and the availability of reliable pricing information, among other factors.  If there is a lack of trading interest in a particular Rule 144A security, the Fund's holdings of that security may be considered to be illiquid.

   Borrowing for Leverage.  The Fund has the ability to invest borrowed funds in portfolio securities. This speculative investment technique is known as
"leverage". Under its fundamental policies, the Fund may not borrow money, except to the extent permitted under the Investment Company Act, the rules or regulations thereunder or any exemption therefrom that is applicable to the
Fund, as such statutes, rules or regulations may be amended or interpreted from time to time.  Currently, under the Investment Company Act, a mutual fund may borrow only from banks and the maximum amount it may borrow is up to one-third of its total assets (including the amount borrowed) less its liabilities, other than borrowings, except that a fund may borrow up to 5% of its total assets for temporary purposes from any person. Under the Investment
Company Act, there is a rebuttable presumption that a loan is temporary if it is repaid within 60 days and not extended or renewed. The Fund may borrow for temporary or emergency purposes only to the extent necessary in emergency situations to meet redemption requests after using all cash held by the Fund to meet such redemption requests, other than cash necessary to pay Fund fees and expenses. If the value of the Fund's assets fails to meet this 300% asset coverage requirement, the Fund is required, within three days to reduce its bank to the extent necessary to meet such requirement and may have to sell a portion of its investments at a time when independent investment judgment would not dictate such sale.

      The Fund will pay interest on these loans, and that interest expense will raise the overall expenses of the Fund and reduce its returns. If it does borrow, its expenses will be greater than comparable funds that do not borrow for leverage. The interest on the loan might be more (or less) than the yield on the securities purchased with the loan proceeds. Additionally, the Fund's net asset value per share might fluctuate more than that of funds that do not borrow.

      In addition, pursuant to an exemptive order issued by the SEC to
Citicorp North America, Inc. ("Citicorp"), the Fund also has the ability to borrow, subject to the limits established by its investment policies, from commercial paper and medium-term note conduits administered by Citicorp that issue promissory notes to fund loans to investment companies such as the
Fund. These loans may be secured by assets of the Fund, so long as the Fund's policies permit it to pledge its assets to secure a debt. Liquidity support for these loans will be provided by banks obligated to make loans to the Fund in the event the conduit or conduits are unable or unwilling to make such loans. The Fund will have the right to prepay such loans and terminate its participation in the conduit loan facility at any time upon prior notice. As a borrower under a conduit loan facility, the Fund maintains rights and remedies under state and federal law comparable to those it would maintain with respect to a loan from a bank.

|X|  Loans of Portfolio Securities.  To attempt to raise income or raise cash for liquidity purposes, the Fund may lend its portfolio securities to brokers, dealers and other financial institutions approved by the Fund's
Board of Trustees.  These loans are limited to not more than 25% of the value of the Fund's total assets. Income from securities loans does not constitute exempt-interest income for the purpose of paying tax-exempt dividends.

      There are risks in connection with securities lending.  The Fund might experience a delay in receiving additional collateral to secure a loan, or a delay in recovery of the loaned securities. The Fund must receive collateral for a loan. Under current applicable regulatory requirements (which are subject to change), on each business day the loan collateral must be at least equal to the value of the loaned securities.  It must consist of cash, bank letters of credit, securities of the U.S. government or its agencies or instrumentalities, or other cash equivalents in which the Fund is permitted to invest.  To be acceptable as collateral, letters of credit must obligate a bank to pay amounts demanded by the Fund if the demand meets the terms of the letter.  The terms of the letter of credit and the issuing bank both must be satisfactory to the Fund.

      When it lends securities, the Fund receives amounts equal to the dividends or interest on the loaned securities.  It also receives one or more of (a)
negotiated loan fees, (b) interest on securities used as collateral, and (c)
interest on short-term debt securities purchased with the loan collateral. Either type of interest may be shared with the borrower.  The Fund may pay reasonable finder's, custodian and administrative or other fees in connection with these loans.  The terms of the Fund's loans must meet applicable tests under the
Internal Revenue Code and must permit the Fund to reacquire loaned securities on five days' notice or in time to vote on any important matter.

      |X|   Other Derivative Investments. The Fund can invest in other municipal derivative instruments that pay interest that depends on the change in value of an underlying asset, interest rate, credit event or index.
Examples include, but are not limited to interest rate or credit related or credit default swaps, or municipal bond or swap indices.  Certain derivatives, such as options, futures, index securities and entering into swap agreements, can be used to increase or decrease the Fund's exposure to changing security prices, interest rates or other factors that affect the value of securities. However, these techniques could result in losses to the
Fund, if the Manager judges market conditions incorrectly or employs a strategy that does not correlate well with the Fund's other investments.
These techniques can cause losses if the counterparty does not perform its promises. An additional risk of investing in municipal securities that are derivative investments is that their market value could be expected to vary to a much greater extent than the market value of municipal securities that are not derivative investments but have similar credit quality, redemption provisions and maturities.

|X|  Hedging.  The Fund may use hedging to attempt to protect against declines in the market value of its portfolio, to permit the Fund to retain unrealized gains in the value of portfolio securities that have appreciated, or to facilitate selling securities for investment reasons. To do so, the Fund may:

      o  sell interest rate futures or municipal bond index futures,
      o  buy puts on such futures or securities, or
      o  write covered calls on securities, municipal bond indices, interest rate futures or municipal bond index futures.

     Covered calls may also be written on debt securities to attempt to increase the Fund's income, but that income would not be tax-exempt. Therefore it is unlikely that the Fund would write covered calls for that purpose.

      The Fund may also use hedging to establish a position in the debt securities market as a temporary substitute for purchasing individual debt securities. In that case the Fund will normally seek to purchase the securities, and then terminate that hedging position. For this type of hedging, the Fund may:

      o  buy interest rate futures or municipal bond index futures, or
      o  buy calls on such futures or on securities.

      The Fund is not obligated to use hedging instruments, even though it is permitted to use them in the Manager's discretion, as described below.  The
Fund's strategy of hedging with futures and options on futures will be incidental to the Fund's investment activities in the underlying cash market.
The particular hedging instruments the Fund can use are described below. The
Fund may employ new hedging instruments and strategies when they are developed, if those investment methods are consistent with the Fund's investment objective and are permissible under applicable regulations governing the Fund.

|_|  Futures.  The Fund may buy and sell futures contracts relating to debt securities (these are called "interest rate futures") and municipal bond indices (these are referred to as "municipal bond index futures").  As a fundamental policy, these are the only futures contracts the Fund can buy and sell.

      An interest rate future obligates the seller to deliver (and the purchaser to take) cash or a specific type of debt security to settle the futures transaction. Either party could also enter into an offsetting contract to close out the futures position.

      A "municipal bond index" assigns relative values to the municipal bonds in the index, and is used as the basis for trading long-term municipal bond futures contracts.  Municipal bond index futures are similar to interest rate futures except that settlement is made only in cash.  The obligation under the contract may also be satisfied by entering into an offsetting contract.
The strategies which the Fund employs in using municipal bond index futures are similar to those with regard to interest rate futures.

      No money is paid or received by the Fund on the purchase or sale of a future.  Upon entering into a futures transaction, the Fund will be required to deposit an initial margin payment in cash or U.S. government securities with the futures commission merchant (the "futures broker").  Initial margin payments will be deposited with the Fund's custodian bank in an account registered in the futures broker's name. However, the futures broker can gain access to that account only under certain specified conditions.  As the future is marked to market (that is, its value on the Fund's books is changed) to reflect changes in its market value, subsequent margin payments, called variation margin, will be paid to or by the futures broker daily.

      At any time prior to the expiration of the future, the Fund can elect to close out its position by taking an opposite position at which time a final determination of variation margin is made and additional cash is required to be paid by or released to the Fund.  Any gain or loss is then realized by the Fund on the future for tax purposes.  Although interest rate futures by their terms call for settlement by the delivery of debt securities, in most cases the obligation is fulfilled without such delivery by entering into an offsetting transaction.  All futures transactions are effected through a clearing house associated with the exchange on which the contracts are traded.

      The Fund may concurrently buy and sell futures contracts in a strategy anticipating that the future the Fund purchased will perform better than the future the Fund sold.  For example, the Fund might buy municipal bond futures and concurrently sell U.S. Treasury Bond futures (a type of interest rate future).  The Fund would benefit if municipal bonds outperform U.S. Treasury
Bonds on a duration-adjusted basis.

      Duration is a volatility measure that refers to the expected percentage change in the value of a bond resulting from a change in general interest rates (measured by each 1% change in the rates on U.S. Treasury securities).
For example, if a bond has an effective duration of three years, a 1%
increase in general interest rates would be expected to cause the value of the bond to decline about 3%.  There are risks that this type of futures strategy will not be successful. U.S. Treasury bonds might perform better on a duration-adjusted basis than municipal bonds, and the assumptions about duration that were used might be incorrect (in this case, the duration of municipal bonds relative to U.S. Treasury Bonds might have been greater than anticipated).

|_|  Put and Call Options.  The Fund can buy and sell certain kinds of put options (puts) and call options (calls). These strategies are described below.

|_|  Writing Covered Call Options.  The Fund can write (that is, sell) call options. The Fund's call writing is subject to a number of restrictions:
(1)  After the Fund writes a call, not more than 25% of the Fund's total assets may be subject to calls.
(2)  Calls the Fund sells must be listed on a securities or commodities exchange or quoted on NASDAQ(R), the automated quotation system of The
    NASDAQ(R)Stock Market, Inc. or traded in the over-the-counter market.
(3)  Each call the Fund writes must be "covered" while it is outstanding.
    That means the Fund must own the investment on which the call was written.
(4)  The Fund may write calls on futures contracts whether or not it owns them.

      When the Fund writes a call on a security, it receives cash (a premium).  The Fund agrees to sell the underlying investment to a purchaser of a corresponding call on the same security during the call period at a fixed exercise price regardless of market price changes during the call period.  The call period is usually not more than nine months.  The exercise price may differ from the market price of the underlying security.  The Fund has retained the risk of loss that the price of the underlying security may decline during the call period.  That risk may be offset to some extent by the premium the Fund receives.  If the value of the investment does not rise above the call price, it is likely that the call will lapse without being exercised.  In that case the Fund would keep the cash premium and the investment.

      When the Fund writes a call on an index, it receives cash (a premium).
If the buyer of the call exercises it, the Fund will settle the transaction by paying an amount of cash equal to the difference between the closing price of the call and the exercise price, multiplied by a specified multiple that determines the total value of the call for each point of difference.  If the value of the underlying investment does not rise above the call price, it is likely that the call will lapse without being exercised.  In that case the
Fund would keep the cash premium.

      The Fund's custodian bank, or a securities depository acting for the custodian bank, will act as the Fund's escrow agent through the facilities of the Options Clearing Corporation ("OCC"), as to the investments on which the
Fund has written calls traded on exchanges, or as to other acceptable escrow securities.  In that way, no margin will be required for such transactions.
OCC will release the securities on the expiration of the calls or upon the
Fund's entering into a closing purchase transaction.

      When the Fund writes an over-the-counter ("OTC") option, it will enter into an arrangement with a primary U.S. government securities dealer which will establish a formula price at which the Fund will have the absolute right to repurchase that OTC option.  The formula price would generally be based on a multiple of the premium received for the option, plus the amount by which the option is exercisable below the market price of the underlying security
(that is, the option is "in-the-money").  When the Fund writes an OTC option, it will treat as illiquid (for purposes of its restriction on illiquid securities) the mark-to-market value of any OTC option held by it, unless the option is subject to a buy-back agreement by the executing broker.  The SEC is evaluating whether OTC options should be considered liquid securities. The procedure described above could be affected by the outcome of that evaluation.

      To terminate its obligation on a call it has written, the Fund may purchase a corresponding call in a "closing purchase transaction."  The Fund will then realize a profit or loss, depending upon whether the net of the amount of the option transaction costs and the premium received on the call the Fund wrote was more or less than the price of the call the Fund purchased to close out the transaction.  A profit may also be realized if the call lapses unexercised, because the Fund retains the underlying investment and the premium received.  Any such profits are considered short-term capital gains for federal tax purposes, as are premiums on lapsed calls. When distributed by the Fund they are taxable as ordinary income.

|_|  Writing Uncovered Call Options on Futures Contracts. The Fund may also write calls on futures contracts without owning the futures contract or securities deliverable under the contract. To do so, at the time the call is written, the Fund must cover the call by segregating in escrow an equivalent dollar value of liquid assets. The Fund will identify additional liquid assets on its books if the value of the escrowed assets drops below 100% of the current value of the future.  Because of this escrow requirement, in no circumstances would the Fund's receipt of an exercise notice as to that future put the Fund in a "short" futures position.

|_|  Purchasing Calls and Puts.  The Fund may buy calls only on securities, broadly-based municipal bond indices, municipal bond index futures and interest rate futures. It may also buy calls to close out a call it has written, as discussed above. Calls the Fund buys must be listed on a securities or commodities exchange, or quoted on NASDAQ(R), or traded in the over-the-counter market. A call or put option may not be purchased if the purchase would cause the value of all the Fund's put and call options to exceed 5% of its total assets.

      When the Fund purchases a call (other than in a closing purchase transaction), it pays a premium. For calls on securities that the Fund buys, it has the right to buy the underlying investment from a seller of a corresponding call on the same investment during the call period at a fixed exercise price. The
Fund benefits only if (1) the call is sold at a profit or (2) the call is exercised when the market price of the underlying investment is above the sum of the exercise price plus the transaction costs and premium paid for the call.  If the call is not either exercised or sold (whether or not at a profit), it will become worthless at its expiration date.

      In that case the Fund will lose its premium payment and the right to purchase the underlying investment. Calls on municipal bond indices, interest rate futures and municipal bond index futures are settled in cash rather than by delivering the underlying investment. Gain or loss depends on changes in the securities included in the index in question (and thus on price movements in the debt securities market generally) rather than on changes in price of the individual futures contract.

      The Fund may buy only those puts that relate to securities that the Fund owns, broadly-based municipal bond indices, municipal bond index futures or interest rate futures (whether or not the Fund owns the futures). The Fund may not sell puts other than puts it has previously purchased.

      Buying a put on an investment the Fund does not own (such as an index or future) permits the Fund to resell the put or to buy the underlying investment and sell it at the exercise price. The resale price will vary inversely to the price of the underlying investment. If the market price of the underlying investment is above the exercise price and, as a result, the put is not exercised, the put will become worthless on its expiration date.

      When the Fund purchases a put, it pays a premium. The Fund then has the right to sell the underlying investment to a seller of a corresponding put on the same investment during the put period at a fixed exercise price. Puts on municipal bond indices are settled in cash. Buying a put on a debt security, interest rate future or municipal bond index future the Fund owns enables it to protect itself during the put period against a decline in the value of the underlying investment below the exercise price.  If the market price of the underlying investment is equal to or above the exercise price and as a result the put is not exercised or resold, the put will become worthless at its expiration date. In that case the Fund will lose its premium payment and the right to sell the underlying investment.  A put may be sold prior to expiration (whether or not at a profit).

|_|  Risks of Hedging with Options and Futures.  The use of hedging instruments requires special skills and knowledge of investment techniques that are different than what is required for normal portfolio management. If the Manager uses a hedging instrument at the wrong time or judges market conditions incorrectly, hedging strategies may reduce the Fund's returns. The
Fund could also experience losses if the prices of its futures and options positions were not correlated with its other investments.

      The Fund's option activities could affect its portfolio turnover rate and brokerage commissions.  The exercise of calls written by the Fund might cause the Fund to sell related portfolio securities, thus increasing its turnover rate.  The exercise by the Fund of puts on securities will cause the sale of underlying investments, increasing portfolio turnover.  Although the decision whether to exercise a put it holds is within the Fund's control, holding a put might cause the Fund to sell the related investments for reasons that would not exist in the absence of the put.

      The Fund could pay a brokerage commission each time it buys a call or put, sells a call or put, or buys or sells an underlying investment in connection with the exercise of a call or put.  Such commissions might be higher on a relative basis than the commissions for direct purchases or sales of the underlying investments.  Premiums paid for options are small in relation to the market value of the underlying investments. Consequently, put and call options offer large amounts of leverage. The leverage offered by trading in options could result in the Fund's net asset value being more sensitive to changes in the value of the underlying investment.

      If a covered call written by the Fund is exercised on an investment that has increased in value, the Fund will be required to sell the investment at the call price. It will not be able to realize any profit if the investment has increased in value above the call price.

      There is a risk in using short hedging by selling interest rate futures and municipal bond index futures or purchasing puts on municipal bond indices or futures to attempt to protect against declines in the value of the Fund's securities.  The risk is that the prices of such futures or the applicable index will correlate imperfectly with the behavior of the cash (that is, market) prices of the Fund's securities. It is possible, for example, that while the Fund has used hedging instruments in a short hedge, the market might advance and the value of debt securities held in the Fund's portfolio might decline.  If that occurred, the Fund would lose money on the hedging instruments and also experience a decline in value of its debt securities.
However, while this could occur over a brief period or to a very small degree, over time the value of a diversified portfolio of debt securities will tend to move in the same direction as the indices upon which the hedging instruments are based.

      The risk of imperfect correlation increases as the composition of the
Fund's portfolio diverges from the securities included in the applicable index.  To compensate for the imperfect correlation of movements in the price of debt securities being hedged and movements in the price of the hedging instruments, the Fund might use hedging instruments in a greater dollar amount than the dollar amount of debt securities being hedged. It might do so if the historical volatility of the prices of the debt securities being hedged is greater than the historical volatility of the applicable index.

      The ordinary spreads between prices in the cash and futures markets are subject to distortions due to differences in the natures of those markets.
All participants in the futures markets are subject to margin deposit and maintenance requirements.  Rather than meeting additional margin deposit requirements, investors may close out futures contracts through offsetting transactions which could distort the normal relationship between the cash and futures markets. From the point of view of speculators, the deposit requirements in the futures markets are less onerous than margin requirements in the securities markets.  Therefore, increased participation by speculators in the futures markets may cause temporary price distortions.

      The Fund may use hedging instruments to establish a position in the municipal securities markets as a temporary substitute for the purchase of individual securities (long hedging). It is possible that the market may decline.  If the Fund then does not invest in such securities because of concerns that there might be further market decline or for other reasons, the
Fund will realize a loss on the hedging instruments that is not offset by a reduction in the purchase price of the securities.

      An option position may be closed out only on a market that provides secondary trading for options of the same series. There is no assurance that a liquid secondary market will exist for a particular option.  If the Fund could not effect a closing purchase transaction due to a lack of a market, it would have to hold the callable investment until the call lapsed or was exercised and could incur losses. The Fund might experience losses if it could not close out a position because of an illiquid market for a future or option.

|_|  Interest Rate Swap Transactions.  In an interest rate swap, the Fund and another party exchange their right to receive or their obligation to pay interest on a security.  For example, they may swap a right to receive floating rate payments for fixed rate payments.  The Fund may not enter into swaps with respect to more than 25% of its total assets.  Also, the Fund will identify liquid assets on its books (such as cash or U.S. government securities) to cover any amounts it could owe under swaps that exceed the amounts it is entitled to receive, and it will adjust that amount daily, as needed.  Income from interest rate swaps may be taxable.

      Swap agreements entail both interest rate risk and credit risk.  There is a risk that, based on movements of interest rates in the future, the payments made by the Fund under a swap agreement will have been greater than those received by it.  Credit risk arises from the possibility that the counterparty will default.  If the counterparty to an interest rate swap defaults, the Fund's loss will consist of the net amount of contractual interest payments that the Fund has not yet received.  The Manager will monitor the creditworthiness of counterparties to the Fund's interest rate swap transactions on an ongoing basis.

      The Fund can enter into swap transactions with appropriate counterparties pursuant to master netting agreements. A master netting agreement provides that all swaps done between the Fund and that counterparty under the master agreement shall be regarded as parts of an integral agreement. If on any date amounts are payable under one or more swap transactions, the net amount payable on that date shall be paid. In addition, the master netting agreement may provide that if one party defaults generally or on one swap, the counterparty may terminate the swaps with that party.
Under master netting agreements, if there is a default resulting in a loss to one party, that party's damages are calculated by reference to the average cost of a replacement swap with respect to each swap. The gains and losses on all swaps are then netted, and the result is the counterparty's gain or loss on termination. The termination of all swaps and the netting of gains and losses on termination is generally referred to as "aggregation."

|_|  Regulatory Aspects of Hedging Instruments.  The Commodity Futures
 Trading Commission ("CFTC") recently eliminated limitations on futures trading by certain regulated entities including registered investment companies. Consequently registered investment companies may engage in unlimited futures transactions and options thereon provided that the Fund claims an exclusion from regulation as a commodity pool operator.  The Fund has claimed such an exclusion from registration as a commodity pool operator under the Commodity Exchange Act ("CEA"). The Fund may use futures and options for hedging and non-hedging purposes to the extent consistent with its investment objective, internal risk management guidelines adopted by the
 Manager (as they may be amended from time to time), and as otherwise set forth in the Fund's Prospectus or this SAI.

      Transactions in options by the Fund are subject to limitations established by the option exchanges. The exchanges limit the maximum number of options that may be written or held by a single investor or group of investors acting in concert. Those limits apply regardless of whether the options were written or purchased on the same or different exchanges, or are held in one or more accounts or through one or more different exchanges or through one or more brokers.  Thus, the number of options that the Fund may write or hold may be affected by options written or held by other entities, including other investment companies having the same adviser as the Fund (or an adviser that is an affiliate of the Fund's adviser).  The exchanges also impose position limits on futures transactions.  An exchange may order the liquidation of positions found to be in violation of those limits and may impose certain other sanctions.

      Under interpretations of staff members of the SEC regarding applicable provisions of the Investment Company Act, when the Fund purchases an interest rate future or municipal bond index future, it must segregate cash or readily marketable short-term debt instruments in an amount equal to the purchase price of the future, less the margin deposit applicable to it.

|X|  Temporary Defensive and Interim Investments.  The securities the Fund can invest in for temporary defensive purposes include the following:
o    short-term municipal securities;
o    obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities;
o    corporate debt securities rated within the three highest grades by a nationally recognized rating agency;
o    commercial paper rated "A-1" by S&P, or having a comparable rating by another nationally-recognized rating agency; and
o    certificates of deposit of domestic banks with assets of $1 billion or more.

      The Fund might also hold these types of securities pending the investment of proceeds from the sale of portfolio securities or to meet anticipated redemptions of Fund shares. The income from some of the temporary defensive or interim investments may not be tax-exempt. Therefore, when making those investments, the Fund might not achieve its objective.

|X|  Taxable Investments.  While the Fund can invest up to 20% of its net assets (plus borrowings for investment purposes) in investments that generate income subject to income taxes, it does not anticipate investing substantial amounts of its assets in taxable investments under normal market conditions or as part of its normal trading strategies and policies. Taxable investments include, for example, hedging instruments, repurchase agreements, and many of the types of securities the Fund would buy for temporary defensive purposes.
Small amounts of taxable income are earned when tax-exempt bonds purchased at a market discount are sold at a gain.

      At times, in connection with the restructuring of a municipal bond issuer either outside of bankruptcy court in a negotiated workout or in the context of bankruptcy proceedings, a Fund may determine or be required to accept equity securities form the issuer in exchange for all or a portion of the Fund's holdings in the municipal security. Although the Manager will attempt to sell the equity security as soon as reasonably practicable in most cases, depending upon, among other things, the Manager's valuation of the potential value of such securities in relation to the price that could be obtained by the Fund at any given time upon sale thereof, the Fund may determine to hold such securities in its portfolio for limited period of time in order to liquidate the equity securities in a manner that maximizes their value to the Fund.

|X|  Portfolio Turnover.  A change in the securities held by the Fund from buying and selling investments is known as "portfolio turnover." Short-term trading increases the rate of portfolio turnover and could increase the
Fund's transaction costs. However, the Fund ordinarily incurs little or no brokerage expense because most of the Fund's portfolio transactions are principal trades that do not require payment of brokerage commissions.

      The Fund ordinarily does not trade securities to achieve short-term capital gains, because such gains would not be tax-exempt income. To a limited degree, the Fund may engage in short-term trading to attempt to take advantage of short-term market variations. It may also do so to dispose of a portfolio security prior to its maturity. That might be done if, on the basis of a revised credit evaluation of the issuer or other considerations, the
Fund believes such disposition advisable or it needs to generate cash to satisfy requests to redeem Fund shares. In those cases, the Fund may realize a capital gain or loss on its investments. The Fund's annual portfolio turnover rate normally is not expected to exceed 100%. The Financial
Highlights table at the end of the Prospectus shows the Fund's portfolio turnover rates during the past five fiscal years.

Other Investment Restrictions

|X|  What Are "Fundamental Policies?"  Fundamental policies are those policies that the Fund has adopted to govern its investments that can be changed only by the vote of a "majority" of the Fund's outstanding voting securities.  Under the Investment Company Act, such a "majority" vote is defined as the vote of the holders of the lesser of:
      o  67% or more of the  shares  present  or  represented  by  proxy  at a shareholder  meeting,  if  the  holders  of  more  than  50%  of  the outstanding shares are present or represented by proxy, or
      o  more than 50% of the outstanding shares.

      The Fund's investment objective is a fundamental policy. Other policies described in the Prospectus or this SAI are "fundamental" only if they are identified as such. The Fund's Board of Trustees can change non-fundamental policies without shareholder approval. However, significant changes to investment policies will be described in supplements or updates to the
Prospectus or this SAI, as appropriate. The Fund's most significant investment policies are described in the Prospectus.

|_|  Does the Fund Have Additional Fundamental Policies?  The following investment restrictions are fundamental policies of the Fund:

o    The Fund cannot make loans, except to the extent permitted under the
Investment Company Act, the rules or regulations thereunder or any exemption therefrom that is applicable to the Fund, as such statute, rules or regulations may be amended or interpreted from time to time.

o    The Fund may not borrow money, except to the extent permitted under the
Investment Company Act, the rules or regulations thereunder or any exemption therefrom that is applicable to the Fund, as such statute, rules or regulations may be amended or interpreted from time to time.

o    The Fund cannot buy securities or other instruments issued or guaranteed by any one issuer if more than 5% of its total assets would be invested in securities or other instruments of that issuer or if it would then own more than 10% of that issuer's voting securities.  This limitation applies to 75%
of the Fund's total assets.  The limit does not apply to securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or securities of other investment companies.

o    The Fund cannot invest 25% or more of its total assets in any industry.
That limit does not apply to securities issued or guaranteed by the U.S.
government or its agencies and instrumentalities or securities issued by investment companies. Nor does that limit apply to municipal securities in general or to New York municipal securities.

o    The Fund cannot invest in real estate, physical commodities or commodity contracts, except to the extent permitted under the Investment Company Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

o    The Fund may not underwrite securities issued by others, except to the extent that the Fund may be considered an underwriter within the meaning of the Securities Act of 1933, as amended, when reselling securities held in its own portfolio.

o    The Fund cannot issue senior securities, except to the extent permitted under the Investment Company Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulation may be amended or interpreted from time to time.

o    The Fund cannot purchase any securities that are subject to restrictions on resale.

      Additionally, as a non-fundamental investment policy, the Fund cannot invest in securities of other investment companies, except to the extent permitted under the Investment Company Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

      Unless the Prospectus or SAI states that a percentage restriction applies on an ongoing basis, it applies only at the time the Fund makes an investment (except in the case of borrowing and investments in illiquid securities). In that case the Fund need not sell securities to meet the percentage limits if the value of the investment increases in proportion to the size of the Fund.

Diversification.  The Fund intends to be "diversified" as defined in the
Investment Company Act and to satisfy the restrictions against investing too much of its assets in any "issuer" as set forth in the restrictions above.
In implementing this policy, the identification of the issuer of a municipal security depends on the terms and conditions of the security.  When the assets and revenues of an agency, authority, instrumentality or other political subdivision are separate from those of the government creating it and the security is backed only by the assets and revenues of the subdivision, agency, authority or instrumentality, the latter would be deemed to be the sole issuer.  Similarly, if a private activity bond is backed only by the assets and revenues of the non-governmental user, then that user would be deemed to be the sole issuer.  However, if in either case the creating government or some other entity guarantees a security, the guarantee would be considered a separate security and would be treated as an issue of that government or other entity.

Concentration. In implementing the Fund's policy not to concentrate its investments, the Manager will consider a non-governmental user of facilities financed by private activity bonds as being in a particular industry. That is done even though the bonds are municipal securities, as to which the Fund has no concentration limitation. The Manager categorizes tobacco industry related municipal bonds as either tobacco settlement revenue bonds or tobacco bonds that are subject to appropriation ("STA Bonds"). For purposes of the Fund's industry concentration policies, STA Bonds are considered to be "municipal"
bonds, as distinguished from "tobacco settlement" bonds.  As municipal bonds,
STA Bonds are not within any industry and are not subject to the Fund's industry concentration policies.

Disclosure of Portfolio Holdings.  The Fund has adopted policies and procedures concerning the dissemination of information about its portfolio holdings by employees, officers and/or directors of the Manager, Distributor and Transfer Agent. These policies are designed to assure that non-public information about portfolio securities is distributed only for a legitimate business purpose, and is done in a manner that (a) conforms to applicable laws and regulations and (b) is designed to prevent that information from being used in a way that could negatively affect the Fund's investment program or enable third parties to use that information in a manner that is harmful to the Fund.

o    Public Disclosure. The Fund's portfolio holdings are made publicly available no later than 60 days after the close of each of the
            Fund's fiscal quarters in its semi-annual report to shareholders, its annual reports to shareholders or its Statements of
            Investments on Form N-Q. Those documents are publicly available at the SEC. In addition, the top 20 month-end holdings may be posted on the OppenheimerFunds' website at
            www.oppenheimerfunds.com (select the Fund's name under the "View
            Fund Information for:" menu) with a 15-day lag.  The Fund may release a more restrictive list of holdings (e.g., the top five or top 10 portfolio holdings) or may release no holdings if that is in the best interests of the Fund and its shareholders.  Other general information about the Fund's portfolio investments, such as portfolio composition by asset class, industry, country, currency, credit rating or maturity, may also be posted.

          Until publicly disclosed, the Fund's portfolio holdings are proprietary, confidential business information. While recognizing the importance of providing Fund shareholders with information about their
    Fund's investments and providing portfolio information to a variety of third parties to assist with the management, distribution and administrative process, the need for transparency must be balanced against the risk that third parties who gain access to the Fund's portfolio holdings information could attempt to use that information to trade ahead of or against the Fund, which could negatively affect the prices the Fund is able to obtain in portfolio transactions or the availability of the securities that portfolio managers are trading on the
    Fund's behalf.

    The Manager and its subsidiaries and affiliates, employees, officers, and directors, shall neither solicit nor accept any compensation or other consideration (including any agreement to maintain assets in the Fund or in other investment companies or accounts managed by the Manager or any affiliated person of the Manager) in connection with the disclosure of the Fund's non-public portfolio holdings. The receipt of investment advisory fees or other fees and compensation paid to the Manager and its subsidiaries pursuant to agreements approved by the Fund's Board shall not be deemed to be "compensation" or "consideration" for these purposes.
    It is a violation of the Code of Ethics for any covered person to release holdings in contravention of portfolio holdings disclosure policies and procedures adopted by the Fund.

    A list of the top 20 portfolio securities holdings (based on invested assets), listed by security or by issuer, as of the end of each month may be disclosed to third parties (subject to the procedures below) no sooner than 15 days after month-end.

    Except under special limited circumstances discussed below, month-end lists of the Fund's complete portfolio holdings may be disclosed no sooner than 30-days after the relevant month-end, subject to the procedures below. If the Fund's complete portfolio holdings have not been disclosed publicly, they may be disclosed pursuant to special requests for legitimate business reasons, provided that:

o    The third-party recipient must first submit a request for release of
            Fund portfolio holdings, explaining the business reason for the request;
o    Senior officers (a Senior Vice President or above) in the Manager's
            Portfolio and Legal departments must approve the completed request for release of Fund portfolio holdings; and
o    The third-party recipient must sign the Manager's portfolio holdings non-disclosure agreement before receiving the data, agreeing to keep information that is not publicly available regarding the
            Fund's holdings confidential and agreeing not to trade directly or indirectly based on the information.

    The Fund's complete portfolio holdings positions may be released to the following categories of entities or individuals on an ongoing basis, provided that such entity or individual either (1) has signed an agreement to keep such information confidential and not trade on the basis of such information or (2) is subject to fiduciary obligations, as a member of the Fund's Board, or as an employee, officer and/or director of the Manager, Distributor, or Transfer Agent, or their respective legal counsel, not to disclose such information except in conformity with these policies and procedures and not to trade for his/her personal account on the basis of such information:

o    Employees of the Fund's Manager, Distributor and Transfer Agent who need to have access to such information (as determined by senior officers of such entity),
o    The Fund's independent registered public accounting firm,
o    Members of the Fund's Board and the Board's legal counsel,
o    The Fund's custodian bank,
o    A proxy voting service designated by the Fund and its Board,
o    Rating/ranking organizations (such as Lipper and Morningstar),
o    Portfolio pricing services retained by the Manager to provide portfolio security prices, and
o    Dealers, to obtain bids (price quotations if securities are not priced by the Fund's regular pricing services).

    Portfolio holdings information of the Fund may be provided, under limited circumstances, to brokers and/or dealers with whom the Fund trades and/or entities that provide investment coverage and/or analytical information regarding the Fund's portfolio, provided that there is a legitimate investment reason for providing the information to the broker, dealer or other entity. Month-end portfolio holdings information may, under this procedure, be provided to vendors providing research information and/or analytics to the fund, with at least a 15-day delay after the month end, but in certain cases may be provided to a broker or analytical vendor with a 1-2 day lag to facilitate the provision of requested investment information to the manager to facilitate a particular trade or the portfolio manager's investment process for the Fund. Any third party receiving such information must first sign the Manager's portfolio holdings non-disclosure agreement as a pre-condition to receiving this information.

    Portfolio holdings information (which may include information on individual securities positions or multiple securities) may be provided to the entities listed below (1) by portfolio traders employed by the
    Manager in connection with portfolio trading, and (2) by the members of the Manager's Securities Valuation Group and Accounting Departments in
    connection with portfolio pricing or other portfolio evaluation purposes:

o    Brokers and dealers in connection with portfolio transactions (purchases and sales)
o    Brokers and dealers to obtain bids or bid and asked prices (if securities held by the Fund are not priced by the fund's regular pricing services)
o    Dealers to obtain price quotations where the fund is not identified as the owner.

    Portfolio holdings information (which may include information on the
    Fund's entire portfolio or individual securities therein) may be provided by senior officers of the Manager or attorneys on the legal staff of the
    Manager, Distributor, or Transfer Agent, in the following circumstances:

o    Response to legal process in litigation matters, such as responses to subpoenas or in class action matters where the Fund may be part of the plaintiff class (and seeks recovery for losses on a security) or a defendant,

o    Response to regulatory requests for information (the SEC, Financial
            Industry Regulatory Authority ("FINRA"), formerly known as the
            NASD, state securities regulators, and/or foreign securities authorities, including without limitation requests for
            information in inspections or for position reporting purposes),

o    To potential sub-advisers of portfolios (pursuant to confidentiality agreements),
o    To consultants for retirement plans for plan sponsors/discussions at due diligence meetings (pursuant to confidentiality agreements),
o    Investment bankers in connection with merger discussions (pursuant to confidentiality agreements).

          Portfolio managers and analysts may, subject to the Manager's policies on communications with the press and other media, discuss portfolio information in interviews with members of the media, or in due diligence or similar meetings with clients or prospective purchasers of
    Fund shares or their financial intermediary representatives.

    The Fund's shareholders may, under unusual circumstances (such as a lack of liquidity in the Fund's portfolio to meet redemptions), receive redemption proceeds of their Fund shares paid as pro rata shares of securities held in the Fund's portfolio. In such circumstances, disclosure of the Fund's portfolio holdings may be made to such shareholders.

    Any permitted release of otherwise non-public portfolio holdings information must be in accordance with the Fund's then-current policy on approved methods for communicating confidential information, including but not limited to the Fund's policy as to use of secure e-mail technology.

    The Chief Compliance Officer (the "CCO") of the Fund and the Manager,
    Distributor, and Transfer Agent shall oversee the compliance by the
    Manager, Distributor, Transfer Agent, and their personnel with these policies and procedures. At least annually, the CCO shall report to the
    Fund's Board on such compliance oversight and on the categories of entities and individuals to which disclosure of portfolio holdings of the
    Fund has been made during the preceding year pursuant to these policies.
    The CCO shall report to the Fund's Board any material violation of these policies and procedures and shall make recommendations to the Board as to any amendments that the CCO believes are necessary and desirable to carry out or improve these policies and procedures.

    The Manager and/or the Fund have entered into ongoing arrangements to make available information about the Fund's portfolio holdings. One or more of the Oppenheimer funds may currently disclose portfolio holdings information based on ongoing arrangements to the following parties:

ABG Securities              Fortis Securities         Pacific Crest Securities
ABN AMRO                    Fox-Pitt, Kelton          Pacific Growth Equities
AG Edwards                  Friedman, Billing, Ramsey Petrie Parkman
American Technology ResearchFulcrum Global Partners   Pictet
Auerbach Grayson            Garp Research             Piper Jaffray Inc.
Banc of America Securities  George K Baum & Co.       Prager Sealy & Co.
Barclays                    Goldman Sachs             Prudential Securities
Bear Stearns                HSBC                      Ramirez & Co.
Belle Haven                 ING Barings               Raymond James
Bloomberg                   ISI Group                 RBC Capital Markets
BNP Paribas                 ITG                       RBC Dain Rauscher
BS Financial Services       Janney Montgomery         Research Direct
Buckingham Research Group   Jefferies                 Reuters
Caris & Co.                 JP Morgan Securities      Robert W. Baird
CIBC World Markets          JPP Eurosecurities        Roosevelt & Cross
Citigroup Global Markets    Keefe, Bruyette & Woods   Russell
Collins Stewart             Keijser Securities        Ryan Beck & Co.
Craig-Hallum Capital Group LKempen & Co. USA Inc.     Sanford C. Bernstein
Credit Agricole  Cheuvreux NKepler  Equities/Julius  BScotia Capital Markets
Inc.                        Sec
Credit Suisse               KeyBanc Capital Markets   Societe Generale
Cowen & Company             Leerink Swan              Soleil Securities Group
Daiwa Securities            Lehman Brothers           Standard & Poors
Davy                        Loop Capital Markets      Stifel Nicolaus
Deutsche Bank Securities    MainFirst Bank AG         Stone & Youngberg
Dresdner Kleinwort WassersteMakinson Cowell US Ltd    SWS Group
Emmet & Co                  Maxcor Financial          Taylor Rafferty
Empirical Research          Merrill Lynch             Think Equity Partners
Enskilda Securities         Midwest Research          Thomson Financial
Essex Capital Markets       Mizuho Securities         Thomas Weisel Partners
Exane BNP Paribas           Morgan Stanley            UBS
Factset                     Morningstar               Wachovia Securities
Fidelity Capital Markets    Natexis Bleichroeder      Wescott Financial
Fimat USA Inc.              Ned Davis Research Group  William Blair
First Albany                Nomura Securities         Yieldbook
Fixed Income Securities

How the Fund Is Managed

Organization  and  History.  The  Fund  is  an  open-end,  diversified  management investment  company with an unlimited  number of  authorized  shares of beneficial interest.  The Fund was organized as a  Massachusetts  business trust in May 1984.
The  Fund's  name  was  changed  from  "Oppenheimer  New York  Municipal  Fund" to
"Oppenheimer AMT-Fee New York Municipals" on January 22, 2003.

      Classes of Shares. The Trustees are authorized, without shareholder approval, to create new series and classes of shares, to reclassify unissued shares into additional series or classes and to divide or combine the shares of a class into a greater or lesser number of shares without changing the proportionate beneficial interest of a shareholder in the Fund.  Shares do not have cumulative voting rights or preemptive or subscription rights.  Shares may be voted in person or by proxy at shareholder meetings.

      The Fund currently has three classes of shares: Class A, Class B and Class
C.  All classes invest in the same investment portfolio.  Each class of shares:
o    has its own dividends and distributions,
o    pays certain expenses which may be different for the different classes,
o    will generally have a different net asset value,
o    will generally have separate voting rights on matters in which interests of one class are different from interests of another class, and
o    votes as a class on matters that affect that class alone.

      Shares are freely transferable, and each share of each class has one vote at shareholder meetings, with fractional shares voting proportionally on matters submitted to the vote of shareholders.  Each share of the Fund represents an interest in the Fund proportionately equal to the interest of each other share of the same class.

      Meetings of Shareholders.  As a Massachusetts business trust, the Fund is not required to hold, and does not plan to hold, regular annual meetings of shareholders, but may hold regular shareholder meetings from time to time on important matters or when required to do so by the Investment Company Act or other applicable law. Shareholders have the right, upon a vote or declaration in writing of two-thirds of the outstanding shares of the Fund, to remove a Trustee or to take other action described in the Fund's Declaration of Trust.

      The Trustees will call a meeting of shareholders to vote on the removal of a Trustee upon the written request of the record holders of 10% of its outstanding shares.  If the Trustees receive a request from at least 10 shareholders stating that they wish to communicate with other shareholders to request a meeting to remove a Trustee, the Trustees will then either make the
Fund's shareholder list available to the applicants or mail their communication to all other shareholders at the applicants' expense. The shareholders making the request must have been shareholders for at least six months and must hold shares of the Fund valued at $25,000 or more or constituting at least 1% of the Fund's outstanding shares. The Trustees may also take other action as permitted by the
Investment Company Act.

      Shareholder and Trustee Liability.  The Fund's Declaration of Trust
contains an express disclaimer of shareholder or Trustee liability for the Fund's obligations. It also provides for indemnification and reimbursement of expenses out of the Fund's property for any shareholder held personally liable for its obligations.  The Declaration of Trust also states that upon request, the Fund shall assume the defense of any claim made against a shareholder for any act or obligation of the Fund and shall satisfy any judgment on that claim.
Massachusetts law permits a shareholder of a business trust (such as the Fund) to be held personally liable as a "partner" under certain circumstances. However, the risk that a Fund shareholder will incur financial loss from being held liable as a "partner" of the Fund is limited to the relatively remote circumstances in which the Fund would be unable to meet its obligations.

      The Fund's contractual arrangements state that any person doing business with the Fund (and each shareholder of the Fund) agrees under its Declaration of
Trust to look solely to the assets of the Fund for satisfaction of any claim or demand that may arise out of any dealings with the Fund. Additionally, the
Trustees shall have no personal liability to any such person, to the extent permitted by law.

Board of Trustees and Oversight Committees. The Fund is governed by a Board of
Trustees, which is responsible for protecting the interests of shareholders under
Massachusetts law. The Trustees meet periodically throughout the year to oversee the Fund's activities, review its performance, and review the actions of the
Manager.

      The Board of Trustees has an Audit Committee, a Regulatory & Oversight
Committee and a Governance Committee. Each committee is comprised solely of
Trustees who are not "interested persons" under the Investment Company Act
(the "Independent Trustees"). The members of the Audit Committee are David K.
Downes (Chairman), Phillip A. Griffiths, Mary F. Miller, Russell S. Reynolds,
Jr., Joseph M. Wikler and Peter I. Wold. The Audit Committee held 5 meetings during the Fund's fiscal year ended September 30, 2007. The Audit Committee furnishes the Board with recommendations regarding the selection of the
Fund's independent registered public accounting firm (also referred to as the
"Independent Auditors"). Other main functions of the Audit Committee outlined in the Audit Committee Charter, include, but are not limited to:
(i) reviewing the scope and results of financial statement audits and the audit fees charged; (ii) reviewing reports from the Fund's independent
Auditors regarding the Fund's internal accounting procedures and controls;
(iii) reviewing reports from the Manager's Internal Audit Department;
(iv) maintaining a separate line of communication between the Fund's independent Auditors and the Independent Trustees; (v) reviewing the independence of the Fund's independent Auditors; and (vi) pre-approving the provision of any audit or non-audit services by the Fund's independent
Auditors, including tax services, that are not prohibited by the
Sarbanes-Oxley Act, to the Fund, the Manager and certain affiliates of the
Manager.

      The members of the Regulatory & Oversight Committee are Robert G. Galli
(Chairman), David K. Downes, Matthew P. Fink, Phillip A. Griffiths, Joel W.
Motley and Joseph M. Wikler. The Regulatory & Oversight Committee held 6 meetings during the Fund's fiscal year ended September 30, 2007. The
Regulatory & Oversight Committee evaluates and reports to the Board on the
Fund's contractual arrangements, including the Investment Advisory and
Distribution Agreements, transfer agency and shareholder service agreements and custodian agreements as well as the policies and procedures adopted by the Fund to comply with the Investment Company Act and other applicable law, among other duties as set forth in the Regulatory & Oversight Committee's
Charter.

      The members of the Governance Committee are Joel W. Motley (Chairman),
Matthew P. Fink, Robert G. Galli, Mary F. Miller, Russell S. Reynolds, Jr.
and Peter I. Wold. The Governance Committee held 7 meetings during the Fund's fiscal year ended September 30, 2007. The Governance Committee reviews the
Fund's governance guidelines, the adequacy of the Fund's Codes of Ethics, and develops qualification criteria for Board members consistent with the Fund's governance guidelines, provides the Board with recommendations for voting portfolio securities held by the Fund, and monitors the Fund's proxy voting, among other duties set forth in the Governance Committee's Charter.

      The Governance Committee's functions also include the selection and nomination of Trustees, including Independent Trustees for election. The
Governance Committee may, but need not, consider the advice and recommendation of the Manager and its affiliates in selecting nominees. The full Board elects new Trustees except for those instances when a shareholder vote is required.

      To date, the Governance Committee has been able to identify from its own resources an ample number of qualified candidates. Nonetheless, under the current policy of the Board, if the Board determines that a vacancy exists or is likely to exist on the Board, the Governance Committee will consider candidates for Board membership including those recommended by the Fund's shareholders. The Governance Committee will consider nominees recommended by
Independent Board members or recommended by any other Board members including
Board members affiliated with the Fund's Manager. The Governance Committee may, upon Board approval, retain an executive search firm to assist in screening potential candidates. Upon Board approval, the Governance Committee may also use the services of legal, financial, or other external counsel that it deems necessary or desirable in the screening process. Shareholders wishing to submit a nominee for election to the Board may do so by mailing their submission to the offices of OppenheimerFunds, Inc., Two World
Financial Center, 225 Liberty Street, 11th Floor, New York, New York
10281-1008, to the attention of the Board of Trustees of Oppenheimer AMT-Free
New York Municipals, c/o the Secretary of the Fund.

      Submissions should, at a minimum, be accompanied by the following: (1)
the name, address, and business, educational, and/or other pertinent background of the person being recommended; (2) a statement concerning whether the person is an "interested person" as defined in the Investment
Company Act; (3) any other information that the Fund would be required to include in a proxy statement concerning the person if he or she was nominated; and (4) the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares. Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Manager) would be deemed an "interested person" under the
Investment Company Act. In addition, certain other relationships with
Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds' outside legal counsel may cause a person to be deemed an "interested person."

The Governance Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the
Governance Committee considers, among other things, an individual's background, skills, and experience; whether the individual is an "interested person" as defined in the Investment Company Act; and whether the individual would be deemed an "audit committee financial expert" within the meaning of applicable SEC rules.
The Governance Committee also considers whether the individual's background, skills, and experience will complement the background, skills, and experience of other Trustees and will contribute to the Board. There are no differences in the manner in which the Governance Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder. Candidates are expected to provide a mix of attributes, experience, perspective and skills necessary to effectively advance the interests of shareholders.

Trustees and Officers of the Fund. Except for Mr. Murphy, each of the Trustees is an Independent Trustee.  All of the Trustees are also Trustees of the following
Oppenheimer funds (referred to as "Board I Funds"):

Oppenheimer Absolute Return Fund              Oppenheimer Multi-State Municipal Trust
Oppenheimer AMT-Free Municipals               Oppenheimer Portfolio Series
Oppenheimer AMT-Free New York Municipals      Oppenheimer Real Estate Fund
Oppenheimer Balanced Fund                     Oppenheimer Rochester Arizona Municipal Fund
Oppenheimer Baring China Fund                 Oppenheimer Rochester Maryland Municipal Fund
                                              Oppenheimer Rochester  Massachusetts Municipal
Oppenheimer Baring Japan Fund                 Fund
Oppenheimer Baring SMA International Fund     Oppenheimer Rochester Michigan Municipal Fund
Oppenheimer California Municipal Fund         Oppenheimer Rochester Minnesota Municipal Fund
                                              Oppenheimer     Rochester    North    Carolina
Oppenheimer Capital Appreciation Fund         Municipal Fund
Oppenheimer Developing Markets Fund           Oppenheimer Rochester Ohio Municipal Fund
Oppenheimer Discovery Fund                    Oppenheimer Rochester Virginia Municipal Fund
Oppenheimer Dividend Growth Fund              Oppenheimer Select Value Fund
Oppenheimer Emerging Growth Fund              Oppenheimer Series Fund, Inc.
Oppenheimer Global Fund                       Oppenheimer SMA Core Bond Fund
Oppenheimer Global Opportunities Fund         Oppenheimer SMA International Bond Fund
Oppenheimer Global Value Fund                 Oppenheimer Transition 2010 Fund
Oppenheimer Gold & Special Minerals Fund      Oppenheimer Transition 2015 Fund
Oppenheimer International Diversified Fund    Oppenheimer Transition 2020 Fund
Oppenheimer International Growth Fund         Oppenheimer Transition 2030 Fund
Oppenheimer International Small Company Fund  OFI Tremont Core Strategies Hedge Fund
Oppenheimer International Value Fund          OFI Tremont Market Neutral Hedge Fund
                                              ncOppenheimer  Tremont Market Neutral Fund
Oppenheimer Institutional Money Market Fund, ILLC
Oppenheimer  Limited  Term  California  Munici
Fund                                          Oppenheimer Tremont Opportunity Fund LLC
Oppenheimer Money Market Fund, Inc.           Oppenheimer U.S. Government Trust

      In addition to being a Board member of each of the Board I Funds, Messrs.
Downes, Galli and Wruble are also a directors or trustees of ten other portfolios in the Oppenheimer fund complex.

      Present or former officers, directors, trustees and employees (and their immediate family members) of the Fund, the Manager and its affiliates, and retirement plans established by them for their employees are permitted to purchase Class A shares of the Fund and the other Oppenheimer funds at net asset value without sales charge. The sales charge on Class A shares is waived for that group because of the reduced sales efforts realized by the Distributor.

     Messrs. Fielding, Loughran, Cottier, Willis, Gillespie, Murphy, Petersen,
Szilagyi, Vandehey, Wixted and Zack and Mss. Bloomberg and Ives who are officers of the Fund, hold the same offices with one or more of the other Board I Funds.
As of December 7, 2007 the Trustees and officers of the Fund, as a group, owned of record or beneficially 1.84% of the Fund's Class A shares. The Trustees and officers of the Fund as a group, did not own more than 1% of the equity securities of any other share class or of the Fund as a whole The foregoing statement does not reflect ownership of shares held of record by an employee benefit plan for employees of the Manager, other than the shares beneficially owned under that plan by the officers of the Fund listed above. In addition, none of the Independent Trustees (nor any of their immediate family members) owns securities of either the Manager or the Distributor of the Board I Funds or of
any entity directly or indirectly controlling, controlled by or under common control with the Manager or the Distributor.

      Biographical Information. The Trustees and officers, their positions with the Fund, length of service in such position(s) and principal occupations and business affiliations during at least the past five years are listed in the charts below. The charts also include information about each Trustee's beneficial share ownership in the Fund and in all of the registered investment companies that the Trustee oversees in the Oppenheimer family of funds ("Supervised
Funds"). The address of each Trustee in the chart below is 6803 S. Tucson Way,
Centennial, Colorado 80112-3924. Each Trustee serves for an indefinite term, or until his or her resignation, retirement, death or removal.
 ------------------------------------------------------------------------------------------
                                   Independent Trustees
 ------------------------------------------------------------------------------------------
 ------------------------------------------------------------------------------------------
 Name, Position(s)  Principal Occupation(s) During the Past 5     Dollar      Aggregate
                                                                             Dollar Range
                                                                 Range of     Of Shares
                                                                  Shares     Beneficially
 Held with the      Years; Other Trusteeships/Directorships    Beneficially    Owned in
 Fund, Length of    Held; Number of Portfolios in the Fund       Owned in     Supervised
 Service, Age       Complex Currently Overseen                   the Fund       Funds
 ------------------------------------------------------------------------------------------
 ------------------------------------------------------------------------------------------
                                                                 As of December 31, 2006
 ------------------------------------------------------------------------------------------
 ------------------------------------------------------------------------------------------
 Brian F. Wruble,   General Partner of Odyssey Partners, L.P.  $10,001-$50,0Over $100,000
 Chairman of the    (hedge fund) (since September 1995);
 Board of Trustees  Director of Special Value Opportunities
 since 2007,        Fund, LLC (registered investment company)

 Trustee since 2005 (since September 2004); Member of Zurich
 Age: 64            Financial Investment Advisory Board
                    (insurance) (since October 2004); Board
                    of Governing Trustees of The Jackson
                    Laboratory (non-profit) (since August
                    1991); Chairman, The Jackson Laboratory
                    Board of Trustees (since August 2007);
                    Trustee of the Institute for Advanced
                    Study (non-profit educational institute)
                    (since May 1992); Special Limited Partner
                    of Odyssey Investment Partners, LLC
                    (private equity investment) (January
                    1999-September 2004); Trustee of Research
                    Foundation of AIMR (investment research,
                    non-profit) (2000-2002); Governor, Jerome
                    Levy Economics Institute of Bard College
                    (economics research) (August
                    1990-September 2001); Director of Ray &
                    Berendtson, Inc. (executive search firm)
                    (May 2000-April 2002). Oversees 64
                    portfolios in the OppenheimerFunds
                    complex.

 ------------------------------------------------------------------------------------------
 ------------------------------------------------------------------------------------------

 David K. Downes,   President, Chief Executive Officer and     None         Over $100,000
 Trustee since 2007 Board Member of CRAFund Advisors, Inc.
 Age: 67            (investment management company) (since
                    January 2004); President of The Community
                    Reinvestment Act Qualified Investment
                    Fund (investment management company)
                    (since January 2004); Independent
                    Chairman of the Board of Trustees of
                    Quaker Investment Trust (registered
                    investment company) (since January 2004);
                    Director of Internet Capital Group
                    (information technology company) (since
                    October 2003); Chief Operating Officer
                    and Chief Financial Officer of Lincoln
                    National Investment Companies, Inc.
                    (subsidiary of Lincoln National
                    Corporation, a publicly traded company)
                    and Delaware Investments U.S., Inc.
                    (investment management subsidiary of
                    Lincoln National Corporation)
                    (1993-2003); President, Chief Executive
                    Officer and Trustee of Delaware
                    Investment Family of Funds (1993-2003);
                    President and Board Member of Lincoln
                    National Convertible Securities Funds,
                    Inc. and the Lincoln National Income
                    Funds, TDC (1993-2003); Chairman and
                    Chief Executive Officer of Retirement
                    Financial Services, Inc. (registered
                    transfer agent and investment adviser and
                    subsidiary of Delaware Investments U.S.,
                    Inc.) (1993-2003); President and Chief
                    Executive Officer of Delaware Service
                    Company, Inc. (1995-2003); Chief
                    Administrative Officer, Chief Financial
                    Officer, Vice Chairman and Director of
                    Equitable Capital Management Corporation
                    (investment subsidiary of Equitable Life
                    Assurance Society) (1985-1992); Corporate
                    Controller of Merrill Lynch & Company
                    (financial services holding company)
                    (1977-1985); held the following positions
                    at the Colonial Penn Group, Inc.
                    (insurance company): Corporate Budget
                    Director (1974-1977), Assistant Treasurer
                    (1972-1974) and Director of Corporate
                    Taxes (1969-1972); held the following
                    positions at Price Waterhouse & Company
                    (financial services firm): Tax Manager
                    (1967-1969), Tax Senior (1965-1967) and
                    Staff Accountant (1963-1965); United
                    States Marine Corps (1957-1959). Oversees
                    64 portfolios in the OppenheimerFunds
                    complex.

 ------------------------------------------------------------------------------------------
 ------------------------------------------------------------------------------------------
 Matthew P. Fink,   Trustee of the Committee for Economic      $0           Over $100,000
 Trustee since 2005 Development (policy research foundation)
 Age: 66            (since 2005); Director of ICI Education

                    Foundation (education foundation)
                    (October 1991-August 2006); President of
                    the Investment Company Institute (trade
                    association) (October 1991-June 2004);
                    Director of ICI Mutual Insurance Company
                    (insurance company) (October 1991-June
                    2004). Oversees 54 portfolios in the
                    OppenheimerFunds complex.

 ------------------------------------------------------------------------------------------
 ------------------------------------------------------------------------------------------

 Robert G. Galli    A director or trustee of other             $0           Over $100,000
 Trustee since 1993 Oppenheimer funds. Oversees 64 portfolios
 Age: 74            in the OppenheimerFunds complex.

 ------------------------------------------------------------------------------------------
 ------------------------------------------------------------------------------------------

 Phillip A.         Distinguished Presidential Fellow for      $0           Over $100,000
 Griffiths,         International Affairs (since 2002) and
 Trustee since 1999 Member (since 1979) of the National
 Age: 69            Academy of Sciences; Council on Foreign
                    Relations (since 2002); Director of GSI
                    Lumonics Inc. (precision medical
                    equipment supplier) (since 2001); Senior
                    Advisor of The Andrew W. Mellon
                    Foundation (since 2001); Chair of Science
                    Initiative Group (since 1999); Member of
                    the American Philosophical Society (since
                    1996); Trustee of Woodward Academy (since
                    1983); Foreign Associate of Third World
                    Academy of Sciences; Director of the
                    Institute for Advanced Study (1991-2004);
                    Director of Bankers Trust New York
                    Corporation (1994-1999); Provost at Duke
                    University (1983-1991). Oversees 54
                    portfolios in the OppenheimerFunds
                    complex.

 ------------------------------------------------------------------------------------------
 ------------------------------------------------------------------------------------------

 Mary F. Miller,    Trustee of the American Symphony           $0           Over $100,000
 Trustee since 2004 Orchestra (not-for-profit) (since October
 Age: 65            1998); and Senior Vice President and

                    General Auditor of American Express

                    Company (financial services company)
                    (July 1998-February 2003). Oversees 54
                    portfolios in the OppenheimerFunds
                    complex.

 ------------------------------------------------------------------------------------------
 ------------------------------------------------------------------------------------------

 Joel W. Motley,    Managing Director of Public Capital        $0           Over $100,000
 Trustee since 2002 Advisors, LLC (privately held financial
 Age: 55            advisor) (since January 2006).  Director
                    of Columbia Equity Financial Corp.
                    (privately-held financial advisor) (since
                    2002); Managing Director of Carmona
                    Motley, Inc. (privately-held financial
                    advisor) (since January 2002); Managing
                    Director of Carmona Motley Hoffman Inc.
                    (privately-held financial advisor)
                    (January 1998-December 2001); Member of
                    the Finance and Budget Committee of the
                    Council on Foreign Relations, Member of
                    the Investment Committee of the Episcopal
                    Church of America, Member of the
                    Investment Committee and Board of Human
                    Rights Watch and Member of the Investment
                    Committee of Historic Hudson Valley.
                    Oversees 54 portfolios in the
                    OppenheimerFunds complex.

 ------------------------------------------------------------------------------------------
 ------------------------------------------------------------------------------------------

 Russell S.         Chairman of RSR Partners (formerly "The    $0           Over $100,000
 Reynolds, Jr.,     Directorship Search Group, Inc.")
 Trustee since 1989 (corporate governance consulting and
 Age: 76            executive recruiting) (since 1993); Life
                    Trustee of International House
                    (non-profit educational organization);
                    Former Trustee of The Historical Society
                    of the Town of Greenwich; Former Director
                    of Greenwich Hospital Association.
                    Oversees 54 portfolios in the
                    OppenheimerFunds complex.

 ------------------------------------------------------------------------------------------
 ------------------------------------------------------------------------------------------

 Joseph M. Wikler,  Director of the following medical device   $0           Over $100,000
 Trustee since 2005 companies: Medintec (since 1992) and
 Age: 66            Cathco (since 1996); Director of Lakes
                    Environmental Association (environmental
                    protection organization) (since 1996);
                    Member of the Investment Committee of the
                    Associated Jewish Charities of Baltimore
                    (since 1994); Director of Fortis/Hartford
                    mutual funds (1994-December 2001).
                    Director of C-TASC (a privately held
                    bio-statistics company) (since May 2007).
                    Oversees 54 portfolios in the
                    OppenheimerFunds complex.

 ------------------------------------------------------------------------------------------
 ------------------------------------------------------------------------------------------

 Peter I. Wold,     President of Wold Oil Properties, Inc.     $0           Over $100,000
 Trustee since 2005 (oil and gas exploration and production
 Age: 59            company) (since 1994); Vice President of
                    American Talc Company, Inc. (talc mining
                    and milling) (since 1999); Managing
                    Member of Hole-in-the-Wall Ranch (cattle
                    ranching) (since 1979); Vice President,
                    Secretary and Treasurer of Wold Trona
                    Company, Inc. (soda ash processing and
                    production) (1996 - 2006); Director and
                    Chairman of the Denver Branch of the
                    Federal Reserve Bank of Kansas City
                    (1993-1999); and Director of PacifiCorp.
                    (electric utility) (1995-1999). Oversees
                    54 portfolios in the OppenheimerFunds
                    complex.

 ------------------------------------------------------------------------------------------
 ------------------------------------------------------------------------------------------

 ------------------------------------------------------------------------------------------

      Mr. Murphy is an "Interested Trustee" because he is affiliated with the
Manager by virtue of his positions as an officer and director of the Manager and as a shareholder of its parent company. The address of Mr. Murphy is Two World
Financial Center, 225 Liberty Street, 11th Floor, New York, New York 10281-1008.
Mr. Murphy serves as Trustee and officer for an indefinite term, or until his resignation, retirement, death or removal.
-----------------------------------------------------------------------------------------
                             Interested Trustee and Officer
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Name, Position(s)  Principal Occupation(s) During the Past 5     Dollar      Aggregate
                                                                           Dollar Range
                                                                Range of     Of Shares
                                                                 Shares    Beneficially
Held with Fund,    Years; Other Trusteeships/Directorships     Beneficially  Owned in
Length of          Held; Number of Portfolios in the Fund       Owned in    Supervised
Service, Age       Complex Currently Overseen                   the Fund       Funds
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
                                                                As of December 31, 2006
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------

John V. Murphy,    Chairman, Chief Executive Officer and       $0          Over $100,000
President and      Director of the Manager since June 2001;
Principal          President of the Manager (September
Executive Officer  2000-March 2007); President and a director
since 2001 and     or trustee of other Oppenheimer funds;
Trustee since 2001 President and Director of Oppenheimer
Age: 58            Acquisition Corp. ("OAC") (the Manager's
                   parent holding company) and of Oppenheimer
                   Partnership Holdings, Inc. (holding
                   company subsidiary of the Manager) (since
                   July 2001); Director of OppenheimerFunds
                   Distributor, Inc. (subsidiary of the
                   Manager) (November 2001-December 2006);
                   Chairman and Director of Shareholder
                   Services, Inc. and of Shareholder
                   Financial Services, Inc. (transfer agent
                   subsidiaries of the Manager) (since July
                   2001); President and Director of
                   OppenheimerFunds Legacy Program
                   (charitable trust program established by
                   the Manager) (since July 2001); Director
                   of the following investment advisory
                   subsidiaries of the Manager: OFI
                   Institutional Asset Management, Inc.,
                   Centennial Asset Management Corporation,
                   Trinity Investment Management Corporation
                   and Tremont Capital Management, Inc.
                   (since November 2001), HarbourView Asset
                   Management Corporation and OFI Private
                   Investments, Inc. (since July 2001);
                   President (since November 1, 2001) and
                   Director (since July 2001) of Oppenheimer
                   Real Asset Management, Inc.; Executive
                   Vice President of Massachusetts Mutual
                   Life Insurance Company (OAC's parent
                   company) (since February 1997); Director
                   of DLB Acquisition Corporation (holding
                   company parent of Babson Capital
                   Management LLC) (since June 1995); Member
                   of the Investment Company Institute's
                   Board of Governors (since October , 2003);
                   Chairman of the Investment Company's
                   Institute's Board of Governors (since
                   October 2007). Oversees 102 portfolios in
                   the OppenheimerFunds complex.

-----------------------------------------------------------------------------------------

     The addresses of the officers in the chart below are as follows: for Messrs.
Fielding, Loughran, Cottier, Willis, Gillespie and Zack and Ms. Bloomberg, Two
World Financial Center, 225 Liberty Street, 11th Floor, New York, New York
10281-1008, for Messrs. Petersen, Szilagyi, Vandehey and Wixted and Ms. Ives,
6803 S. Tucson Way, Centennial, Colorado 80112-3924 and for Each Officer serves for an indefinite term or until his or her resignation, retirement, death or removal.

------------------------------------------------------------------------------------
                               Officers of the Fund
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Name, Address, Age,     Principal Occupation(s) During Past 5 Years
Position(s) Held with
Fund and Length of
Service
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------

Ronald H. Fielding,     Senior Vice President of the Manager and Chairman of the
Vice President and      Rochester Division of the Manager since January 1996.
Senior Portfolio        Chief Strategist, Senior Portfolio Manager and a trader
Manager since 2002      for the Fund and other Oppenheimer funds. A Portfolio
Age: 58                 Manager and officer of 18 portfolios in the

                        OppenheimerFunds complex.
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------

Daniel G. Loughran,     Vice President of the Manager since April 2001. Vice
Vice President since    President of the Rochester Division of the Manager (since
October 2005 and        January 1996). Team leader, a Senior Portfolio Manager and
Senior Portfolio        a trader for the Fund and other Oppenheimer funds. A
Manager since 2006      Portfolio Manager and officer of 18 portfolios in the
Age: 44                 OppenheimerFunds complex.

------------------------------------------------------------------------------------
------------------------------------------------------------------------------------

Scott S. Cottier,       Vice President of the Manager since 2002. Vice President
Vice President since    of the Fund since 2002. Senior Portfolio Manager and
October 2005 and        trader for the Fund and other Oppenheimer funds. An
Senior Portfolio        officer of 18 portfolios in the OppenheimerFunds complex.
Manager since 2006
Age: 36

------------------------------------------------------------------------------------
------------------------------------------------------------------------------------

Troy E. Willis,         Assistant Vice President of the Manager since July 2005;
Vice President since    Associate Portfolio Manager of the Manager since 2003. A
October 2005 and        Portfolio Manager and officer of 18 portfolios in the
Senior Portfolio        OppenheimerFunds complex.
Manager since 2006
Age: 35

------------------------------------------------------------------------------------
------------------------------------------------------------------------------------

Richard Stein           Vice President of the Manager since 1997; Director of the
Vice President since    Rochester Credit Analysis team since 2003, Head of
2007                    Rochester's Credit Analysis team since 1993.

------------------------------------------------------------------------------------
------------------------------------------------------------------------------------

Mark S. Vandehey,       Senior Vice President and Chief Compliance Officer of the
Vice President and      Manager (since March 2004); Chief Compliance Officer of
Chief Compliance        the Manager, OppenheimerFunds Distributor, Inc.,
Officer since 2004      Centennial Asset Management and Shareholder Services, Inc.
Age: 57                 (Since March 2004) Vice President of OppenheimerFunds
                        Distributor, Inc., Centennial Asset Management Corporation
                        and Shareholder Services, Inc. (since June 1983). Former
                        Vice President and Director of Internal Audit of the
                        Manager (1997-February 2004). An officer of 102 portfolios in the OppenheimerFunds complex.

------------------------------------------------------------------------------------
------------------------------------------------------------------------------------

Brian W. Wixted,        Senior Vice President and Treasurer of the Manager (since
Treasurer and           March 1999); Treasurer of the following: HarbourView Asset
Principal Financial &   Management Corporation, Shareholder Financial Services,
Accounting Officer      Inc., Shareholder Services, Inc., Oppenheimer Real Asset
since 2004              Management, Inc., and Oppenheimer Partnership Holdings,
Age: 48                 Inc. (since March 1999), OFI Private Investments, Inc.
                        (since March 2000), OppenheimerFunds International Ltd.
                        (since May 2000), OppenheimerFunds plc (since May 2000),
                        OFI Institutional Asset Management, Inc. (since November
                        2000), and OppenheimerFunds Legacy Program (charitable
                        trust program established by the Manager) (since June
                        2003); Treasurer and Chief Financial Officer of OFI Trust
                        Company (trust company subsidiary of the Manager) (since
                        May 2000); Assistant Treasurer of the following: OAC
                        (since March 1999),Centennial Asset Management Corporation
                        (March 1999-October 2003) and OppenheimerFunds Legacy
                        Program (April 2000-June 2003). An officer of 102
                        portfolios in the OppenheimerFunds complex.

------------------------------------------------------------------------------------
------------------------------------------------------------------------------------

Brian Petersen,         Vice President of the Manager (since February 2007);
Assistant Treasurer     Assistant Vice President of the Manager (August
since 2004              2002-February 2007). An officer of 102 portfolios in the
Age: 37                 OppenheimerFunds complex.

------------------------------------------------------------------------------------
------------------------------------------------------------------------------------

Brian C. Szilagyi       Assistant Vice President of the Manager (since July 2004);
Assistant Treasurer     Director of Financial Reporting and Compliance of First
since 2005              Data Corporation (April 2003-July 2004); Manager of
Age: 37                 Compliance of Berger Financial Group LLC (May 2001-March
                        2003). An officer of 102 portfolios in the
                        OppenheimerFunds complex.

------------------------------------------------------------------------------------
------------------------------------------------------------------------------------

Robert G. Zack,         Executive Vice President (since January 2004) and General
Vice President and      Counsel (since March 2002) of the Manager; General Counsel
Secretary since 2001    and Director of the Distributor (since December 2001);
Age: 59                 General Counsel of Centennial Asset Management Corporation
                        (since December 2001); Senior Vice President and General
                        Counsel of HarbourView Asset Management Corporation (since
                        December 2001); Secretary and General Counsel of OAC
                        (since November 2001); Assistant Secretary (since
                        September 1997) and Director (since November 2001) of
                        OppenheimerFunds International Ltd. and OppenheimerFunds
                        plc; Vice President and Director of Oppenheimer
                        Partnership Holdings, Inc. (since December 2002); Director of Oppenheimer Real Asset Management, Inc. (since November
                        2001); Senior Vice President, General Counsel and Director
                        of Shareholder Financial Services, Inc. and Shareholder
                        Services, Inc. (since December 2001); Senior Vice
                        President, General Counsel and Director of OFI Private
                        Investments, Inc. and OFI Trust Company (since November
                        2001); Vice President of OppenheimerFunds Legacy Program
                        (since June 2003); Senior Vice President and General
                        Counsel of OFI Institutional Asset Management, Inc. (since
                        November 2001); Director of OppenheimerFunds International
                        Distributor Limited (since December 2003); Senior Vice
                        President (May 1985-December 2003). An officer of 102
                        portfolios in the OppenheimerFunds complex.

------------------------------------------------------------------------------------
------------------------------------------------------------------------------------

Kathleen T. Ives,       Vice President (since June 1998) and Senior Counsel and
Assistant Secretary     Assistant Secretary (since October 2003) of the Manager;
since 2001              Vice President (since 1999) and Assistant Secretary (since
Age: 42                 October 2003) of the Distributor; Assistant Secretary of
                        Centennial Asset Management Corporation (since October
                        2003); Vice President and Assistant Secretary of
                        Shareholder Services, Inc. (since 1999); Assistant
                        Secretary of OppenheimerFunds Legacy Program and
                        Shareholder Financial Services, Inc. (since December
                        2001); Assistant Counsel of the Manager (August
                        1994-October 2003). An officer of 102 portfolios in the
                        OppenheimerFunds complex.

------------------------------------------------------------------------------------
------------------------------------------------------------------------------------

Lisa I. Bloomberg,      Vice President and Associate Counsel of the Manager (since
Assistant Secretary     May 2004); First Vice President (April 2001-April 2004),
since 2004              Associate General Counsel (December 2000-April 2004). An
Age: 39                 officer of 102 portfolios in the OppenheimerFunds complex.

------------------------------------------------------------------------------------
------------------------------------------------------------------------------------

Phillip S. Gillespie,   Senior Vice President and Deputy General Counsel of the
Assistant Secretary     Manager (since September 2004); First Vice President
since 2004              (2001-September 2004) and Director (2000-September 2004)
Age: 43                 and Vice President (1998-2000) of Merrill Lynch Investment
                        Management: An officer of 102 portfolios in the
                        OppenheimerFunds complex.

------------------------------------------------------------------------------------

|X|  Remuneration of the Officers and Trustees. The officers and the interested Trustee of the Fund, who are affiliated with the Manager, receive no salary or fee from the Fund. The Independent Trustees' compensation from the
Fund, shown below, is for serving as a Trustee and member of a committee (if applicable), with respect to the Fund's fiscal year ended September 30, 2007. The total compensation from the Fund and fund complex represents compensation, including accrued retirement benefits, for serving as a Trustee and member of a committee (if applicable) of the Boards of the Fund and other funds in the
OppenheimerFunds complex during the calendar year ended December 31, 2006.

--------------------------------------------------------------------------------------
Name and Other Fund      Aggregate     Retirement      Estimated          Total
                                        Benefits
                       Compensation    Accrued as       Annual        Compensation
Position(s) (as          From the     Part of Fund   Benefits Upon    From the Fund
applicable)               Fund(1)       Expenses     Retirement(2)  and Fund Complex
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
                       Fiscal year ended September                     Year ended

                                 30, 2007                           December 31, 2006

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

Brian F. Wruble(3)       $3,143(4)       $1,288       $81,942(5)     $241,260 ((7))
Chairman of the Board                                    ((6))

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

David K. Downes((8))       $422            $0        $45,913((9))   $146,668((1)(0))
Audit        Committee
Chairman           and
Regulatory           &
Oversight    Committee
Member

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

Matthew P. Fink
Governance Committee
Member and Regulatory     $2,482         $1,410     $56,034((1)(1))     $113,472
& Oversight Committee
Member

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

Robert G. Galli

Regulatory &

Oversight Committee       $3,065         $2,153     $574,819((1)(1)) $264,812 (1(3))
Chairman & Governance                                  ((1)(2))
Committee Member

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

Phillip A. Griffiths   $3,187((1)(4))    $5,309      $327,278((6))      $150,760
Audit Committee
Member and Regulatory
& Oversight Committee
Member

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

Mary F. Miller

Audit Committee

Member and Governance  $2,456(1(5))       $880       $66,814((6))       $106,792
Committee Member

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

Joel W. Motley         $2,749((1)(6))    $1,982      $97,539((6))       $150,760
Governance Committee
Chairman and
Regulatory &
Oversight Committee
Member

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

Kenneth A.                $1,870        $10,528      $67,138((19))      $134,080
Randall((17))

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

Russell S. Reynolds,      $2,469         $4,279      $59,739((19))      $110,120
Jr.
Audit Committee
Member and Governance
Committee Member

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

Joseph M. Wikler
Audit Committee
Member and Regulatory  $2,426((19))      $4,485      $159,825((6))       $99,080
& Oversight Committee
Member

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

Peter I. Wold          $2,426((2)(0))    $3,393      $108,941((6))       $99,080
Audit Committee
Member and Governance
Committee Member

--------------------------------------------------------------------

1.   "Aggregate Compensation From the Fund" includes fees and deferred compensation, if any.

2.   "Estimated Annual Benefits Upon Retirement" is based on a straight life payment election with the assumption that  Trustee will retire at the age of 75 and is eligible (after 7 years of service) to receive retirement plan benefits with respect to certain Board I Funds. Although the Trustees of the Fund and other Board I Funds are no longer accruing benefits, plan participants will receive previously accrued benefits as described below under "Retirement Plan for Trustees." Plan Participants have each elected a distribution method with respect to their benefits under the Plan.
3.   Mr. Wruble became Chairman of the Board I Funds on January 1, 2007.
Includes $3,143 deferred by Mr. Wruble under the "Compensation Deferral Plan"
   described below
5.   Includes $45,544 estimated benefits to be paid to Mr. Wruble for serving as a director or trustee of 10 other Oppenheimer funds that are not Board
   I Funds.
6.   Received a lump-sum roll-over to the Compensation Deferral Plan in lieu of Retirement Plan benefits as of December 31, 2006.

7.   Includes $135,500 paid to Mr. Wruble for serving as a director or trustee of 10 other Oppenheimer funds (at December 31, 2006) that are not
   Board I Funds.

8. Mr. Downes was appointed as Trustee to the Board I funds on August 1, 2007
9.   Estimated benefits to be paid to Mr. Downes for serving as a director or trustee of 10 other Oppenheimer Funds that are not Board I Funds.
10.  Compensation paid to Mr. Downes for serving as a director or trustee of
   10 other Oppenheimer Funds that are not Board I Funds.
11.  Elected to receive a lump-sum payout in lieu of Retirement Plan benefits as of December 31, 2006.

12.  Includes $49,811 estimated benefits to be paid to Mr. Galli for serving as a director or trustee of 10 other Oppenheimer funds that are not Board
   I Funds.
13.  Includes $135,500 paid to Mr. Galli for serving as a director or trustee of 10 other Oppenheimer funds (at December 31, 2006) that are not Board I
   Funds.

14.  Includes $2,782 deferred by Mr. Griffiths under the "Compensation
   Deferral Plan" described below.
15.  Includes $1,228 deferred by Ms. Miller under the "Compensation Deferral
   Plan" described below
16.  Includes $1,375 deferred by Mr. Motley under the "Compensation Deferral
   Plan" described below.
Mr. Randall retired from the Board I Funds effective June 30, 2007.
18.  Mr. Randall and Mr. Reynolds have elected to receive Joint Survival
   Annuity benefits payments based on the value of their Retirement Plan benefits as of December 31, 2006.
19.  Includes $1,213 deferred by Mr. Wikler under the "Compensation Deferral
   Plan" described below.
20.  Includes $2,426 deferred by Mr. Wold under the "Compensation Deferral
   Plan" described below.

Retirement Plan for Trustees. The Board I Funds have adopted a retirement plan that provides for payments to retired Independent Trustees. Payments are up to
80% of the average compensation paid during a Trustee's five years of service in which the highest compensation was received. A Trustee must serve as director or trustee for any of the Board I Funds for at least seven years to be eligible for retirement plan benefits and must serve for at least 15 years to be eligible for the maximum benefit. The Board has frozen the retirement plan with respect to new accruals as of December 31, 2006 (the "Freeze Date").  Each Trustee continuing to serve on the Board of any of the Board I Funds after the Freeze Date (each such
Trustee a "Continuing Board Member") may elect to have his accrued benefit as of that date (i.e., an amount equivalent to the actuarial present value of his benefit under the retirement plan as of the Freeze Date) (i) paid at once or over time, (ii) rolled into the Compensation Deferral Plan described below, or (iii)
in the case of Continuing Board Members having at least 7 years of service as of the Freeze Date paid in the form of an annual benefit or joint and survivor annual benefit.  The Board determined to freeze the retirement plan after considering a recent trend among corporate boards of directors to forego retirement plan payments in favor of current compensation.

|X|  Compensation Deferral Plan.  The Board of Trustees has adopted a
Compensation Deferral Plan for Independent Trustees that enables them to elect to defer receipt of all or a portion of the annual fees they are entitled to receive from certain Board I Funds. Under the plan, the compensation deferred by a
Trustee is periodically adjusted as though an equivalent amount had been invested in shares of one or more Oppenheimer funds selected by the Trustee. The amount paid to the Trustees under the plan is determined based upon the amount of compensation deferred and the performance of the selected funds.

      Deferral of Trustees' fees under the plan will not materially affect the
Fund's assets, liabilities or net income per share. The plan will not obligate the Fund to retain the services of any Trustee or to pay any particular level of compensation to any Trustee. Pursuant to an Order issued by the SEC, a Fund may invest in the funds selected by the Trustee under the plan without shareholder approval for the limited purpose of determining the value of the Trustee's deferred compensation account.

|X|  Major Shareholders.  As of December 7, 2007, the only persons or entities who owned of record or who were known by the Fund to own beneficially 5%
or more of the Fund's outstanding securities of any class were the following:

     Citigroup Global Mkts Inc., 7th Fl, 333 West 34th Street, New York, NY
10001-2483, which owned 11,391,612.505 Class A shares (11.29% of the Class A shares then outstanding) for the benefit of its customers .

      MLPF&S For the sole benefit of its customers, 4800 Deer Lake Dr E, Fl
3, Jacksonville, FL  32246-6484, which owned 5,531,973.516 Class A shares
(5.48% of the Class A shares then outstanding) for the benefit of its customers.

      Citigroup Global Mkts Inc., 7th Fl, 333 West 34th Street, New York, NY
10001-2483, which owned 484,620.951 Class B shares (20.67% of the Class B shares then outstanding) for the benefit of its customers.

      MLPF&S For the sole benefit of its customers, 4800 Deer Lake Dr E, Fl
3, Jacksonville, FL  32246-6484, which owned 212,154.689 Class B shares
(9.04% of the Class B shares then outstanding) for the benefit of its customers.

      Morgan Stanley & Co., Attn: Mutual Fund Operations, Harborside
Financial Center, Plaza Two 2nd Floor, Jersey City, NJ 07311, which owned
120.208.751 Class B shares (5.12% of the Class B shares then outstanding for the benefit of its customers.

      MLPF&S For the sole benefit of its customers, 4800 Deer Lake Dr E, Fl
3, Jacksonville, FL  32246-6484, which owned 3,247,921.748 Class C shares
(24.64% of the Class C shares then outstanding) for the benefit of its customers.

      Citigroup Global Mkts Inc., 7th Fl, 333 West 34th Street, New York, NY
10001-2483, which owned 2,110,065.756 Class C shares (16.00% of the Class C shares then outstanding) for the benefit of its customers.

The Manager. The Manager is wholly-owned by Oppenheimer Acquisition Corp., a holding company controlled by Massachusetts Mutual Life Insurance Company, a global, diversified insurance and financial services organization.

      |X|   Code of Ethics. The Fund, the Manager and the Distributor have a
Code of Ethics. It is designed to detect and prevent improper personal trading by certain employees, including portfolio managers, that would compete with or take advantage of the Fund's portfolio transactions. Covered persons include persons with knowledge of the investments and investment intentions of the Fund and other funds advised by the Manager. The Code of
Ethics does permit personnel subject to the Code to invest in securities, including securities that may be purchased or held by the Fund, subject to a number of restrictions and controls. Compliance with the Code of Ethics is carefully monitored and enforced by the Manager.

     The Code of Ethics is an exhibit to the Fund's registration statement filed with the SEC and can be reviewed and copied at the SEC's Public Reference Room in
Washington, D.C. You can obtain information about the hours of operation of the
Public Reference Room by calling the SEC at 1.202.551.8090. The Code of Ethics can also be viewed as part of the Fund's registration statement on the SEC's
EDGAR database at the SEC's Internet website at www.sec.gov. Copies may be obtained, after paying a duplicating fee, by electronic request at the following
E-mail address: publicinfo@sec.gov., or by writing to the SEC's Public Reference
Section, Washington, D.C. 20549-0102.

|X|  Portfolio Proxy Voting.  The Fund has adopted Portfolio Proxy Voting
Policies and Procedures, which include Proxy Voting Guidelines, under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. The Fund's primary consideration in voting portfolio proxies is the financial interests of the Fund and its shareholders. The Fund has retained an unaffiliated third-party as its agent to vote portfolio proxies in accordance with the Fund's Proxy Voting Guidelines and to maintain records of such portfolio proxy voting. The Portfolio Proxy Voting Policies and
Procedures include provisions to address conflicts of interest that may arise between the Fund and the Manager or the Manager's affiliates or business relationships. Such a conflict of interest may arise, for example, where the
Manager or an affiliate of the Manager manages or administers the assets of a pension plan or other investment account of the portfolio company soliciting the proxy or seeks to serve in that capacity. The Manager and its affiliates generally seek to avoid such conflicts by maintaining separate investment decision making processes to prevent the sharing of business objectives with respect to proposed or actual actions regarding portfolio proxy voting decisions. Additionally, the Manager employs the following two procedures:
(1) if the proposal that gives rise to the conflict is specifically addressed in the Proxy Voting Guidelines, the Manager will vote the portfolio proxy in accordance with the Proxy Voting Guidelines, provided that they do not provide discretion to the Manager on how to vote on the matter; and (2) if such proposal is not specifically addressed in the Proxy Voting Guidelines or the Proxy Voting Guidelines provide discretion to the Manager on how to vote, the Manager will vote in accordance with the third-party proxy voting agent's general recommended guidelines on the proposal provided that the Manager has reasonably determined that there is no conflict of interest on the part of the proxy voting agent. If neither of the previous two procedures provides an appropriate voting recommendation, the Manager may retain an independent fiduciary to advise the Manager on how to vote the proposal or may abstain from voting. The Proxy Voting Guidelines' provisions with respect to certain routine and non-routine proxy proposals are summarized below:
o    The Fund generally votes with the recommendation of the issuer's management on routine matters, including ratification of the independent registered public accounting firm, unless circumstances indicate otherwise.
o    The Fund evaluates nominees for director nominated by management on a case-by-case basis, examining the following factors, among others:
         Composition of the board and key board committees, attendance at board meetings, corporate governance provisions and takeover activity, long-term company performance and the nominee's investment in the company.
o    In general, the Fund opposes anti-takeover proposals and supports the elimination, or the ability of shareholders to vote on the preservation or elimination, of anti-takeover proposals, absent unusual circumstances.
o    The Fund supports shareholder proposals to reduce a super-majority vote requirement, and opposes management proposals to add a
         super-majority vote requirement.
o    The Fund opposes proposals to classify the board of directors.
o    The Fund supports proposals to eliminate cumulative voting.
o    The Fund opposes re-pricing of stock options without shareholder approval.
o    The Fund generally considers executive compensation questions such as stock option plans and bonus plans to be ordinary business activity.
         The Fund analyzes stock option plans, paying particular attention to their dilutive effect. While the Fund generally supports management proposals, the Fund opposes plans it considers to be excessive.

     The Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year.
The Fund's Form N-PX filing is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048 and (ii) on the SEC's website at
www.sec.gov.

      |X|   The Investment Advisory Agreement. The Manager provides
investment advisory and management services to the Fund under an investment advisory agreement between the Manager and the Fund. The Manager selects securities for the Fund's portfolio and handles its day-to-day business. That agreement requires the Manager, at its expense, to provide the Fund with adequate office space, facilities and equipment. It also requires the Manager to provide and supervise the activities of all administrative and clerical personnel required to provide effective corporate administration for the
Fund. Those responsibilities include the compilation and maintenance of records with respect to the Fund's operations, the preparation and filing of specified reports, and the composition of proxy materials and registration statements for continuous public sale of shares of the Fund.

      The Fund pays expenses not expressly assumed by the Manager under its advisory agreement. The investment advisory agreement lists examples of expenses paid by the Fund. The major categories relate to interest, taxes, fees to
Independent Trustees, legal and audit expenses, custodian and transfer agent expenses, share issuance costs, certain printing and registration costs, brokerage commissions, and non-recurring expenses, including litigation cost. The management fees paid by the Fund to the Manager are calculated at the rates described in the Prospectus, which are applied to the assets of the Fund as a whole. The fees are allocated to each class of shares based upon the relative proportion of the Fund's net assets represented by that class. The management fees paid by the Fund to the Manager during its last three fiscal years are listed below.

----------------------------------------------------------------------------
 Fiscal Year Ended 9/30     Management Fee Paid to OppenheimerFunds, Inc.
----------------------------------------------------------------------------
----------------------------------------------------------------------------
          2005                               $3,321,017
----------------------------------------------------------------------------
----------------------------------------------------------------------------
          2006                               $4,531,889
----------------------------------------------------------------------------
----------------------------------------------------------------------------

          2007                               $6,122,540

----------------------------------------------------------------------------

      The investment advisory agreement states that in the absence of willful misfeasance, bad faith, gross negligence in the performance of its duties, or reckless disregard of its obligations and duties under the investment advisory agreement, the Manager is not liable for any loss the Fund sustains in connection with matters to which the agreement relates.

      The agreement permits the Manager to act as investment adviser for any other person, firm or corporation and to use the name "Oppenheimer" in connection with other investment companies for which it may act as investment adviser or general distributor. If the Manager shall no longer act as investment adviser to the Fund, the Manager may withdraw the Fund's right to use the name "Oppenheimer"
as part of its name.

 Portfolio Managers. The Fund's portfolio is managed by a team of investment professionals including Ronald H. Fielding, Daniel G. Loughran, Scott S.
Cottier, Troy E. Willis, Mark R. DeMitry and Marcus V. Franz (each is referred to as a "Portfolio Manager" and collectively they are referred to as the "Portfolio Managers") who are responsible for the day-to-day management of the Fund's investments.

       Other Accounts Managed.  In addition to managing the Fund's investment portfolio, Messrs. Fielding, Loughran, Cottier, Willis, DeMitry
and Franz also manage other investment portfolios and other accounts on behalf of the Manager or its affiliates. The following table provides information regarding the other portfolios and accounts managed by the
Portfolio Managers as of September 30, 2007.  No account has a performance-based advisory fee:

   -------------------------------------------------------------------------------
   Portfolio Manager RegisteredTotal      Other        Total    Other   Total
                                                     Assets in
                               Assets in               Other
                               Registered Pooled      Pooled             Assets
                     InvestmentInvestment InvestmentInvestment          in Other
                     Companies Companies  Vehicles   Vehicles   AccountsAccounts
                      Managed  Managed(1)  Managed  Managed(1)  Managed Managed(2)
   -------------------------------------------------------------------------------
   -------------------------------------------------------------------------------

    Ronald  H.          18      $32,495     None      None       None    None
    Fielding

   -------------------------------------------------------------------------------
   -------------------------------------------------------------------------------

    Daniel G.           18      $32,495     None      None       None    None
    Loughran

   -------------------------------------------------------------------------------
   -------------------------------------------------------------------------------

    Scott S. Cottier    18      $32,495     None      None       None    None

   -------------------------------------------------------------------------------
   -------------------------------------------------------------------------------

    Troy E. Willis      18      $32,495     None      None       None    None

   -------------------------------------------------------------------------------
   -------------------------------------------------------------------------------

    Mark R. DeMitry     18      $32,495     None      None       None    None

   -------------------------------------------------------------------------------
   -------------------------------------------------------------------------------

    Marcus V. Franz     18      $32,495     None      None       None    None

   -------------------------------------------------------------------------------

      1. In millions.
      2. Does not include personal accounts of portfolio managers and their families, which are subject to the Code of Ethics.

     As indicated  above,  the  Portfolio  Managers  also manage other funds and accounts.  Potentially, at times, those responsibilities could conflict with the interests of the Fund.  That may occur  whether the  investment  objectives  and strategies  of the other funds and accounts are the same as, or different  from, the Fund's  investment  objectives  and  strategies.  For example the  Portfolio
Managers  may need to  allocate  investment  opportunities  between the Fund and another fund or account  having similar  objectives or  strategies,  or they may need to execute  transactions  for  another  fund or  account  that could have a negative  impact on the value of securities  held by the Fund. Not all funds and accounts  advised by the Manager have the same management fee. If the management fee  structure  of another fund or account is more  advantageous  to the Manager than the fee structure of the Fund, the Manager could have an incentive to favor the other fund or account. However, the Manager's compliance procedures and Code of Ethics  recognize  the  Manager's  fiduciary  obligation  to treat all of its clients,  including the Fund, fairly and equitably, and are designed to preclude the Portfolio Managers from favoring one client over another. It is possible, of course,  that those compliance  procedures and the Code of Ethics may not always be adequate to do so. At  different  times,  the Fund's  Portfolio  Managers may manage other funds or accounts with investment objectives and strategies similar to those of the  Fund,  or they may  manage  funds or  accounts  with  different investment objectives and strategies.

     Compensation of the Portfolio  Managers.  The Fund's Portfolio Managers are
employed and  compensated  by the  Manager,  not the Fund.  Under the  Manager's
compensation  program for its portfolio managers and portfolio  analysts,  their compensation  is based  primarily on the investment  performance  results of the funds and accounts  they  manage,  rather than on the  financial  success of the
Manager.  This is  intended  to align  the  portfolio  managers'  and  analysts'
interests  with the success of the funds and accounts and their  investors.  The
Manager's  compensation  structure  is  designed  to attract  and retain  highly qualified investment management  professionals and to reward individual and team contributions  toward creating  shareholder value. As of September 30, 2007, the
Portfolio Managers'  compensation consisted of three elements: a base salary, an annual discretionary bonus and eligibility to participate in long-term awards of options and  appreciation  rights in regard to the common stock of the Manager's holding  company  parent.  Senior  portfolio  managers  may also be  eligible to participate in the Manager's deferred compensation plan.

     The base pay component of each portfolio  manager is reviewed  regularly to ensure that it reflects the performance of the individual,  is commensurate with the requirements of the particular  portfolio,  reflects any specific competence or specialty of the individual manager, and is competitive with other comparable
positions,   to  help  the  Manager  attract  and  retain  talent.   The  annual
discretionary  bonus is  determined  by senior  management of the Manager and is based on a number of factors, including a fund's pre-tax performance for periods of up to five  years,  measured  against an  appropriate  benchmark  selected by management.  The Lipper  benchmark with respect to the Fund is Lipper - New York
Municipal Debt Funds category. Other factors include management quality (such as style  consistency,  risk  management,  sector  coverage,  team  leadership  and coaching) and organizational  development.  The Portfolio Managers' compensation is not based on the total value of the Fund's  portfolio  assets,  although  the
Fund's  investment  performance  may increase  those  assets.  The  compensation structure  is also  intended  to be  internally  equitable  and  serve to reduce potential  conflicts of interest between the Fund and other funds managed by the
Portfolio Managers. The compensation structure of the other funds managed by the
Portfolio  Managers  is the  same as the  compensation  structure  of the  Fund, described above.

     Ownership of Fund Shares. As of September 30, 2007, the Portfolio  Managers
beneficially owned shares of the Fund as follows:

   -------------------------------------------------------------------------------
   Portfolio Manager                       Range of Shares Beneficially Owned in the Fund
   -------------------------------------------------------------------------------
            ----------------------------------------------------------
            Ronald H. Fielding                  Over $1,000,000
            ----------------------------------------------------------
            ----------------------------------------------------------

            Daniel G. Loughran                 $100,001-$500,000

            ----------------------------------------------------------
            ----------------------------------------------------------
            Scott S. Cottier                           $0
            ----------------------------------------------------------
            ----------------------------------------------------------

            Troy E. Willis                         $1-$10,000

            ----------------------------------------------------------
            ----------------------------------------------------------
            Marcus V. Franz                            $0
            ----------------------------------------------------------
            ----------------------------------------------------------
            Mark R. DeMitry                            $0
            ----------------------------------------------------------
            ----------------------------------------------------------

            ----------------------------------------------------------

----------------------------------------------------------------------------------
Brokerage Policies of the Fund

Brokerage Provisions of the Investment Advisory Agreement. One of the duties of the Manager under the investment advisory agreement is to arrange the portfolio transactions for the Fund. The advisory agreement contains provisions relating to the employment of broker-dealers to effect the Fund's portfolio transactions. The Manager is authorized by the advisory agreement to employ broker-dealers, including "affiliated brokers," as that term is defined in the Investment Company Act, that the Manager thinks, in its best judgment based on all relevant factors, will implement the policy of the Fund to obtain, at reasonable expense, the "best execution" of the Fund's portfolio transactions. "Best execution" means prompt and reliable execution at the most favorable price obtainable for the services provided. The Manager need not seek competitive commission bidding. However, it is expected to be aware of the current rates of eligible brokers and to minimize the commissions paid to the extent consistent with the interests and policies of the Fund as established by its Board of Trustees.

      Under the investment advisory agreement, in choosing brokers to execute portfolio transactions for the Fund, the Manager may select brokers (other than affiliates) that provide both brokerage and research services to the
Fund. The commissions paid to those brokers may be higher than another qualified broker would charge, if the Manager makes a good faith determination that the commission is fair and reasonable in relation to the services provided.

Brokerage Practices Followed by the Manager. The Manager allocates brokerage for each Fund subject to the provisions of the investment advisory agreement and other applicable rules and procedures described below.  The Manager's portfolio managers directly place trades and allocate brokerage based upon their judgment as to the execution capability of the broker or dealer. The
Manager's executive officers supervise the allocation of brokerage.

     Most securities purchases made by a Fund are in principal transactions at net prices (i.e., without commissions). Each Fund usually deals directly with the selling or purchasing principal or market maker without incurring charges for the services of a broker on its behalf. Portfolio securities purchased from underwriters include a commission or concession paid by the issuer to the underwriter in the price of the security. Portfolio securities purchased from dealers include a spread between the bid and asked price.
Therefore, a Fund generally does not incur substantial brokerage costs. On occasion, however, the Manager may determine that a better price or execution may be obtained by using the services of a broker on an agency basis.  In that situation, a Fund would incur a brokerage commission.

     Other funds advised by the Manager have investments policies similar to those of the Funds. Those other funds may purchase or sell the same securities as the Funds at the same time as the Funds, which could affect the supply and price of the securities. When possible, the Manager tries to combine concurrent orders to purchase or sell the same security by more than one of the funds managed by the Manager or its affiliates. The transactions under those combined orders are generally allocated on a pro rata basis based on the fund's respective net asset size and other factors, including the fund's cash flow requirements, investment policies and guidelines and capacity.

      Rule 12b-1 under the Investment Company Act prohibits any fund from compensating a broker or dealer for promoting or selling the fund's shares by
(1) directing to that broker or dealer any of the fund's portfolio transactions, or (2) directing any other remuneration to that broker or dealer, such as commissions, mark-ups, mark downs or other fees from the fund's portfolio transactions, that were effected by another broker or dealer
(these latter arrangements are considered to be a type of "step-out"
transaction). In other words, a fund and its investment adviser cannot use the fund's brokerage for the purpose of rewarding broker-dealers for selling the fund's shares.

      However, the Rule permits funds to effect brokerage transactions through firms that also sell fund shares, provided that certain procedures are adopted to prevent a quid pro quo with respect to portfolio brokerage allocations. As permitted by the Rule, the Manager has adopted procedures
(and the Funds' Board of Trustees has approved those procedures) that permit the Funds to direct portfolio securities transactions to brokers or dealers that also promote or sell shares of the Funds, subject to the "best execution" considerations discussed above. Those procedures are designed to prevent: (1) the Manager's personnel who effect each Fund's portfolio transactions from taking into account a broker's or dealer's promotion or sales of Fund shares when allocating each Fund's portfolio transactions, and
(2) a Fund, the Manager and the Distributor from entering into agreements or understandings under which the Manager directs or is expected to direct a
Fund's brokerage directly, or through a "step-out" arrangement, to any broker or dealer in consideration of that broker's or dealer's promotion or sale of the Fund's shares or the shares of any of the other Oppenheimer funds.

      The investment advisory agreement permits the Manager to allocate brokerage for research services. The research services provided by a particular broker may be useful both to a Fund and to one or more of the advisory accounts of the Manager or its affiliates. Investment research may be supplied to the Manager by the broker or by a third party at the instance of a broker through which trades are placed.

      Investment research services include information and analyses on particular companies and industries as well as market or economic trends and portfolio strategy, market quotations for portfolio evaluations, analytical software and similar products and services. If a research service also assists the Manager in a non-research capacity (such as bookkeeping or other administrative functions), then only the percentage or component that provides assistance to the Manager in the investment decision-making process may be paid in commission dollars.

      Although the Manager currently does not do so, the Board of Trustees may permit the Manager to use stated commissions on secondary fixed-income agency trades to obtain research if the broker represents to the Manager that: (i) the trade is not from or for the broker's own inventory, (ii) the trade was executed by the broker on an agency basis at the stated commission, and (iii) the trade is not a riskless principal transaction. The Board of
Trustees may also permit the Manager to use commissions on fixed-price offerings to obtain research, in the same manner as is permitted for agency transactions.

The research services provided by brokers broaden the scope and supplement the research activities of the Manager. That research provides additional views and comparisons for consideration and helps the Manager to obtain market information for the valuation of securities that are either held in each Fund's portfolio or are being considered for purchase. The Manager provides information to the Board of the Funds about the commissions paid to brokers furnishing such services, together with the Manager's representation that the amount of such commissions was reasonably related to the value or benefit of such services.

During the fiscal year ended September 30, 2005, 2006 and 2007, the Fund executed no transactions and paid no commissions to firms that provide research services.

------------------------------------------------------------------------------
 Fiscal Year Ended 9/30:     Total Brokerage Commissions Paid by the Fund*
------------------------------------------------------------------------------
------------------------------------------------------------------------------
           2005                                    $0
------------------------------------------------------------------------------
------------------------------------------------------------------------------
           2006                                    $0
------------------------------------------------------------------------------
------------------------------------------------------------------------------

           2007                                    $0

------------------------------------------------------------------------------
* Amounts do not include spreads or commissions on principal transactions on a net trade basis.

Distribution and Service Plans

The Distributor. Under its General Distributor's Agreement with the Fund, the
Distributor acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares. The Distributor bears the expenses normally attributable to sales, including advertising and the cost of printing and mailing prospectuses, other than those furnished to existing shareholders. The Distributor is not obligated to sell a specific number of shares.

      The sales charges and concessions paid to, or retained by, the Distributor from the sale of shares and the contingent deferred sales charges retained by the
Distributor on the redemption of shares during the Fund's three most recent fiscal years are shown in the tables below.

 ------------------------------------------------------------------------------
 Fiscal   Aggregate     Class A       Concessions   Concessions  Concessions
          Front-End     Front-End
          Sales         Sales         on Class A    on Class B   on Class C

 Years    Charges on    Charges       Shares        Shares       Shares

 Ended    Class A       Retained by   Advanced by   Advanced by  Advanced by
 9/30:    Shares        Distributor(1)Distributor(2)Distributor(2Distributor(2)
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
   2005    $1,432,737     $210,101      $249,505      $124,334     $155,018
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
   2006    $3,625,809     $367,494      $743,335      $276,861     $728,343
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------

   2007    $3,814,851     $491,454      $987,030      $258,650     $577,009

 ------------------------------------------------------------------------------
1.   Includes  amounts  retained by a broker-dealer  that is an affiliate or a parent of the distributor.
2.   The Distributor advances concession payments to financial  intermediaries for  certain  sales of Class A shares  and for sales of Class B and Class C shares from its own resources at the time of sale.

 ------------------------------------------------------------------------------

    Fiscal Years      Class A Contingent  Class B Contingent      Class C

                                                                Contingent
                                            Deferred Sales    Deferred Sales
                        Deferred Sales     Charges Retained  Charges Retained
                     Charges Retained by          by                by
     Ended 9/30:         Distributor         Distributor        Distributor
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
        2005                $3,673             $60,350            $3,947
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
        2006               $10,135             $176,030           $31,646
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------

        2007               $116,249            $39,975            72,059

 ------------------------------------------------------------------------------

Distribution and Service Plans. The Fund has adopted a Service Plan for Class
A shares and Distribution and Service Plans for Class B and Class C shares under Rule 12b-1 of the Investment Company Act. Under those plans the Fund pays the Distributor for all or a portion of its costs incurred in connection with the distribution and/or servicing of the shares of the particular class.
Each plan has been approved by a vote of the Board of Trustees, including a majority of the Independent Trustees(1), cast in person at a meeting called for the purpose of voting on that plan.

Under the Plans, the Manager and the Distributor may make payments to affiliates.  In their sole discretion, they may also from time to time make substantial payments from their own resources, which include the profits the
Manager derives from the advisory fees it receives from the Fund, to compensate brokers, dealers, financial institutions and other intermediaries for providing distribution assistance and/or administrative services or that otherwise promote sales of the Fund's shares.  These payments, some of which may be referred to as "revenue sharing," may relate to the Fund's inclusion on a financial intermediary's preferred list of funds offered to its clients.

      Unless a plan is terminated as described below, the plan continues in effect from year to year but only if the Fund's Board of Trustees and its
Independent Trustees specifically vote annually to approve its continuance.
Approval must be by a vote cast in person at a meeting called for the purpose of voting on continuing the plan. A plan may be terminated at any time by the vote of a majority of the Independent Trustees or by the vote of the holders of a "majority" (as defined in the Investment Company Act) of the outstanding shares of that class.

      The Board of Trustees and the Independent Trustees must approve all material amendments to a plan. An amendment to increase materially the amount of payments to be made under a plan must be approved by shareholders of the class affected by the amendment. Because Class B shares of the Fund automatically convert into Class A shares 72 months after purchase, the Fund must obtain the approval of both Class A and Class B shareholders for a proposed material amendment to the Class A plan that would materially increase payments under the plan. That approval must be by a majority of the shares of each class, voting separately by class.

      While the plans are in effect, the Treasurer of the Fund shall provide separate written reports on the plans to the Board of Trustees at least quarterly for its review. The reports shall detail the amount of all payments made under a plan, and the purpose for which the payments were made. Those reports are subject to the review and approval of the Independent Trustees.

      Each plan states that while it is in effect, the selection and nomination of those Trustees of the Fund who are not "interested persons" of the Fund is committed to the discretion of the Independent Trustees. This does not prevent the involvement of others in the selection and nomination process as long as the final decision as to selection or nomination is approved by a majority of the Independent Trustees.

      Under the plans for a class, no payment will be made to any recipient in any period in which the aggregate net asset value of all Fund shares of that class held by the recipient for itself and its customers does not exceed a minimum amount, if any, that may be set from time to time by a majority of the
Independent Trustees.

|X|  Class A Service Plan Fees. Under the Class A service plan, the
Distributor currently uses the fees it receives from the Fund to pay brokers, dealers and other financial institutions (they are referred to as
"recipients") for personal services and account maintenance services they provide for their customers who hold Class A shares. The services include, among others, answering customer inquiries about the Fund, assisting in establishing and maintaining accounts in the Fund, making the Fund's investment plans available and providing other services at the request of the
Fund or the Distributor. The Class A service plan permits reimbursements to the Distributor at a rate of up to 0.25% of average annual net assets of
Class A shares. The Board has set the rate at that level. The Distributor makes payments to recipients periodically at an annual rate not to exceed
0.25% of the average annual Class A share net assets held in the accounts of the recipients or their customers.

The Distributor does not receive or retain the service fee on Class A shares in accounts for which the Distributor has been listed as the broker-dealer of record. While the plan permits the Board to authorize payments to the
Distributor to reimburse itself for services under the plan, the Board has not yet done so, except in the case of shares purchased prior to March 1,
2007 with respect to certain group retirement plans that were established prior to March 1, 2001 ("grandfathered retirement plans"). Prior to March 1,
2007, the Distributor paid the 0.25% service fee for grandfathered retirement plans in advance for the first year and retained the first year's service fee paid by the Fund with respect to those shares. After the shares were held for a year, the Distributor paid the ongoing service fees to recipients on a periodic basis. Such shares are subject to a contingent deferred sales charge if they are redeemed within 18 months. If Class A shares purchased in a grandfathered retirement plan prior to March 1, 2007 are redeemed within the first year after their purchase, the recipient of the service fees on those shares will be obligated to repay the Distributor a pro rata portion of the advance payment of those fees. For Class A shares purchased in grandfathered retirement plans on or after March 1, 2007, the Distributor does not make any payment in advance and does not retain the service fee for the first year.
Such shares are not subject to the contingent deferred sales charge.

For the fiscal year ended September 30, 2007 payments under the Class A plan totaled $2,816,506, of which $84 was retained by the Distributor under the arrangement described above, regarding grandfathered retirement accounts, and included $31,403 paid to an affiliate of the Distributor's parent company. Any unreimbursed expenses the Distributor incurs with respect to Class A shares for any fiscal year may not be recovered in subsequent years. The Distributor may not use payments received under the Class A plan to pay any of its interest expenses, carrying charges, other financial costs, or allocation of overhead.

      |X|   Class B and Class C Distribution and Service Plan Fees. Under
each plan, distribution and service fees are computed on the average of the net asset value of shares in the respective class, determined as of the close of each regular business day during the period. Each plan provides for the
Distributor to be compensated at a flat rate, whether the Distributor's distribution expenses are more or less than the amounts paid by the Fund under the plan during the period for which the fee is paid. The types of services that recipients provide are similar to the services provided under the Class A service plan, described above.

      Each plan permits the Distributor to retain both the asset-based sales charges and the service fee on shares or to pay recipients the service fee on a periodic basis, without payment in advance. However, the Distributor currently intends to pay the service fee to recipients in advance for the first year after Class B and Class C shares are purchased. After the first year shares are outstanding, after their purchase, the Distributor makes service fee payments periodically on those shares. The advance payment is based on the net asset value of shares sold. Shares purchased by exchange do not qualify for the advance service fee payment. If Class B or Class C shares are redeemed during the first year after their purchase, the recipient of the service fees on those shares will be obligated to repay the Distributor a pro rata portion of the advance payment made on those shares. Class B or Class C shares may not be purchased by a new investor directly from the Distributor without the investor designating another registered broker-dealer.  If the investor no longer has another broker-dealer of record for an existing account, the Distributor is automatically designated as the broker-dealer of record, but solely for the purpose of acting as the investor's agent to purchase the shares.  In those cases, the Distributor retains the asset-based sales charge paid on Class B and Class C shares, but does not retain any service fees as to the assets represented by that account.

      The asset-based sales charge and service fees increase Class B and
Class C expenses by 1.00% of the net assets per year of the respective classes.

      The Distributor retains the asset-based sales charge on Class B shares.
The Distributor retains the asset-based sales charge on Class C shares during the first year the shares are outstanding. It pays the asset-based sales charge as an ongoing concession to the recipient on Class C shares outstanding for a year or more. If a dealer has a special agreement with the
Distributor, the Distributor will pay the Class B and/or Class C service fee and the asset-based sales charge to the dealer periodically in lieu of paying the sales concession and service fee in advance at the time of purchase.

      The asset-based sales charge on Class B and Class C shares allows investors to buy shares without a front-end sales charge while allowing the
Distributor to compensate dealers that sell those shares. The Fund pays the asset-based sales charge to the Distributor for its services rendered in distributing Class B and Class C shares. The payments are made to the
Distributor in recognition that the Distributor:

o    pays sales concessions to authorized brokers and dealers at the time of sale and pays service fees as described above,
o    may finance payment of sales concessions and/or the advance of the service fee payment to recipients under the plans, or may provide such financing from its own resources or from the resources of an affiliate,
o    employs personnel to support distribution of Class B and Class C shares,
o    bears the costs of sales literature, advertising and prospectuses (other than those furnished to current shareholders) and state "blue sky"
         registration fees and certain other distribution expenses, may not be able to adequately compensate dealers that sell Class B and
         Class C shares without receiving payment under the plans and therefore may not be able to offer such Classes for sale absent the plans,
      receives payments under the plans consistent with the service fees and asset-based sales charges paid by other non-proprietary funds that charge 12b-1 fees,
      may use the payments under the plan to include the Fund in various third-party distribution programs that may increase sales of Fund shares,
      may experience increased difficulty selling the Fund's shares if payments under the plan are discontinued because most competitor funds have plans that pay dealers for rendering distribution services as much or more than the amounts currently being paid by the Fund, and
      may not be able to continue providing, at the same or at a lesser cost, the same quality distribution sales efforts and services, or to obtain such services from brokers and dealers, if the plan payments were to be discontinued.

      During a calendar year, the Distributor's actual expenses in selling
Class B and Class C shares may be more than the payments it receives from the contingent deferred sales charges collected on redeemed shares and from the asset-based sales charges paid to the Distributor by the Fund under the distribution and service plans. Those excess expenses are carried over on the
Distributor's books and may be recouped from asset-based sales charge payments from the Fund in future years. However, the Distributor has voluntarily agreed to cap the amount of expenses under the plans that may be carried over from year to year and recouped that relate to (i) expenses the
Distributor has incurred that represent compensation and expenses of its sales personnel and (ii) other direct distribution costs it has incurred, such as sales literature, state registration fees, advertising and prospectuses used to offer Fund shares. The cap on the carry-over of those categories of expenses is set at 0.70% of annual gross sales of shares of the
Fund. If those categories of expenses exceed the capped amount, the
Distributor bears the excess costs. If the Class B or Class C plan were to be terminated by the Fund, the Fund's Board of Trustees may allow the Fund to continue payments of the asset-based sales charge to the Distributor for distributing shares prior to the termination of the plan.

 -------------------------------------------------------------------------------
   Distribution and Service Fees Paid to the Distributor for the Fiscal Year

                                 Ended 9/30/07

 -------------------------------------------------------------------------------
 -------------------------------------------------------------------------------
 Class:            Total     Amount Retained   Distributor's    Distributor's
                                                 Aggregate       Unreimbursed
                                                Unreimbursed    Expenses as %
                 Payments                      Expenses Under   of Net Assets
                Under Plan    by Distributor        Plan           of Class
 -------------------------------------------------------------------------------
 -------------------------------------------------------------------------------

 Class B Plan   $326,361(1)      $257,359        $1,809,039         5.84%

 -------------------------------------------------------------------------------
 -------------------------------------------------------------------------------

 Class C Plan  $1,426,604(2)     $753,912        $1,962,651         1.20%

 -------------------------------------------------------------------------------

   (1)      Includes $820 paid to an affiliate of the Distributor's parent company.
   (2)      Includes $5,906 paid to an affiliate of the Distributor's parent company.

   All payments under the plans are subject to the limitations imposed by the
Conduct Rules of the NASD on payments of asset-based sales charges and service fees.

Payments to Fund Intermediaries

      Financial intermediaries may receive various forms of compensation or reimbursement from the Fund in the form of 12b-1 plan payments as described in the preceding section of this SAI. They may also receive payments or concessions from the Distributor, derived from sales charges paid by the clients of the financial intermediary, also as described in this SAI.
Additionally, the Manager and/or the Distributor (including their affiliates)
may make payments to financial intermediaries in connection with their offering and selling shares of the Fund and other Oppenheimer funds, providing marketing or promotional support, transaction processing and/or administrative services. Among the financial intermediaries that may receive these payments are brokers and dealers who sell and/or hold shares of the
Fund, banks (including bank trust departments), registered investment advisers, insurance companies, retirement plan and qualified tuition program administrators, third party administrators, and other institutions that have selling, servicing or similar arrangements with the Manager or Distributor.
The payments to intermediaries vary by the types of product sold, the features of the Fund share class and the role played by the intermediary.

      Possible types of payments to financial intermediaries include, without limitation, those discussed below.

o    Payments made by the Fund, or by an investor buying or selling shares of the Fund may include:

o    depending on the share class that the investor selects, contingent deferred sales charges or initial front-end sales charges, all or a portion of which front-end sales charges are payable by the Distributor to financial intermediaries (see "About Your
              Account" in the Prospectus);
o    ongoing asset-based payments attributable to the share class selected, including fees payable under the Fund's distribution and/or service plans adopted under Rule 12b-1 under the Investment
              Company Act, which are paid from the Fund's assets and
              allocated to the class of shares to which the plan relates (see
              "About the Fund -- Distribution and Service Plans" above);
o    shareholder servicing payments for providing omnibus accounting, recordkeeping, networking, sub-transfer agency or other
              administrative or shareholder services, including retirement plan and 529 plan administrative services fees, which are paid from the assets of a Fund as reimbursement to the Manager or
              Distributor for expenses they incur on behalf of the Fund.

o    Payments made by the Manager or Distributor out of their respective resources and assets, which may include profits the Manager derives from investment advisory fees paid by the Fund. These payments are made at the discretion of the Manager and/or the Distributor. These payments, often referred to as "revenue sharing" payments, may be in addition to the payments by the Fund listed above.

o    These types of payments may reflect compensation for marketing support, support provided in offering the Fund or other Oppenheimer funds through certain trading platforms and programs,
              transaction processing or other services;

o    The Manager and Distributor each may also pay other compensation to the extent the payment is not prohibited by law or by any
              self-regulatory agency, such as the FINRA. Payments are made based on the guidelines established by the Manager and
              Distributor, subject to applicable law.

      These payments may provide an incentive to financial intermediaries to actively market or promote the sale of shares of the Fund or other
Oppenheimer funds, or to support the marketing or promotional efforts of the
Distributor in offering shares of the Fund or other Oppenheimer funds. In addition, some types of payments may provide a financial intermediary with an incentive to recommend the Fund or a particular share class. Financial intermediaries may earn profits on these payments, since the amount of the payment may exceed the cost of providing the service. Certain of these payments are subject to limitations under applicable law. Financial intermediaries may categorize and disclose these arrangements to their clients and to members of the public in a manner different from the disclosures in the Fund's Prospectus and this SAI. You should ask your financial intermediary for information about any payments it receives from the Fund, the Manager or the Distributor and any services it provides, as well as the fees and commissions it charges.

      Although brokers or dealers that sell Fund shares may also act as a broker or dealer in connection with the execution of the purchase or sale of portfolio securities by the Fund or other Oppenheimer funds, a financial intermediary's sales of shares of the Fund or such other Oppenheimer funds is not a consideration for the Manager when choosing brokers or dealers to effect portfolio transactions for the Fund or such other Oppenheimer funds.

      Revenue sharing payments can pay for distribution-related or asset retention items including, without limitation,

o    transactional support, one-time charges for setting up access for the
         Fund or other Oppenheimer funds on particular trading systems, and paying the intermediary's networking fees;
o    program support, such as expenses related to including the Oppenheimer funds in retirement plans, college savings plans, fee-based advisory or wrap fee programs, fund "supermarkets", bank or trust company products or insurance companies' variable annuity or variable life insurance products;
o    placement on the dealer's list of offered funds and providing representatives of the Distributor with access to a financial intermediary's sales meetings, sales representatives and management representatives.

      Additionally, the Manager or Distributor may make payments for firm support, such as business planning assistance, advertising, and educating a financial intermediary's sales personnel about the Oppenheimer funds and shareholder financial planning needs.

     For the year ended December 31, 2006, the following financial intermediaries that are broker-dealers offering shares of the Oppenheimer funds, and/or their respective affiliates, received revenue sharing or similar distribution-related payments from the Manager or Distributor for marketing or program support:

1st Global Capital Co.                   Advantage Capital Corporation /
                                        FSC
 Aegon                                   Aetna Life Ins & Annuity Co.
 AG Edwards                              AIG Financial Advisors
 AIG Life                                Allianz Life Insurance Company
 Allstate Life                           American Enterprise Life
                                        Insurance
 American General Annuity                American Portfolios
 Ameriprise                              Ameritas
 Annuity Investors Life                  Associated Securities
 AXA Advisors                            AXA Equitable Life Insurance
 Banc One Securities Corporation         BNY Investment Center
 Cadaret Grant & Co, Inc.                Chase Investment Services
 Citicorp Investment Services, Inc.      Citigroup Global Markets Inc
                                        (SSB)
 CitiStreet                              Citizen's Bank of Rhode Island
 Columbus Life                           Commonwealth Financial Network
 CUNA Brokerage Services, Inc.           CUSO Financial Services, L.P.
 Edward D Jones & Co.                    Federal Kemper
 Financial Network (ING)                 GE Financial Assurance
 GE Life & Annuity                       Genworth Financial
 GlenBrook Life and Annuity Co.          Great West Life
 Hartford Life Insurance Co.             HD Vest Investment Services
 Hewitt Associates                       IFMG Securities, Inc.
 ING Financial Advisers                  ING Financial Partners
 Jefferson Pilot Securities Co.          Kemper Investors Life Insurance
                                        Co.
 Legend Equities Co.                     Legg Mason Wood Walker
 Lincoln Benefit National Life           Lincoln Financial
 Lincoln Investment Planning, Inc.       Linsco Private Ledger Financial
 Mass Mutual                             McDonald Investments, Inc.
 Merrill Lynch                           Minnesota Life
 Mony Life                               Morgan Stanley Dean Witter
 Multifinancial (ING)                    Mutual Service Co.
 National Planning Co.                   Nationwide
 NFP                                     Park Avenue Securities LLC
 PFS Investments, Inc.                   Phoenix Life Insurance Co.
 Plan Member Securities                  Prime Capital Services, Inc.
 Primevest Financial Services, Inc.      Protective Life Insurance Co.
 Provident Mutual Life & Annuity         Prudential
 Raymond James & Associates, Inc.        RBC Daine Rauscher
 Royal Alliance                          Securities America, Inc.
 Security Benefit                        Security First-Metlife
 Signator Investments                    Sun Life Insurance Co.
 Sun Trust Securities, Inc.              Thrivent Financial
 Travelers Life & Annuity Co.            UBS Financial Services, Inc.
 Union Central                           United Planners
 Wachovia                                Walnut Street Securities (Met
                                        Life)
 Waterstone Financial Group              Wells Fargo

     For the year ended December 31, 2006, the following firms, which in some cases are broker-dealers, received payments from the Manager or Distributor for administrative or other services provided (other than revenue sharing arrangements), as described above:

1st Global Capital Co.                   Advantage Capital Corporation /
                                        FSC
 Aegon                                   Aetna Life Ins & Annuity Co.
 AG Edwards                              AIG Financial Advisors
 AIG Life                                Allianz Life Insurance Company
 Allstate Life                           American Enterprise Life
                                        Insurance
 American General Annuity                American Portfolios
 Ameriprise                              Ameritas
 Annuity Investors Life                  Associated Securities
 AXA Advisors                            AXA Equitable Life Insurance
 Banc One Securities Corporation         BNY Investment Center
 Cadaret Grant & Co, Inc.                Chase Investment Services
 Citicorp Investment Services, Inc.      Citigroup Global Markets Inc
                                        (SSB)
 CitiStreet                              Citizen's Bank of Rhode Island
 Columbus Life                           Commonwealth Financial Network
 CUNA Brokerage Services, Inc.           CUSO Financial Services, L.P.
 Edward D Jones & Co.                    Federal Kemper
 Financial Network (ING)                 GE Financial Assurance
 GE Life & Annuity                       Genworth Financial
 GlenBrook Life and Annuity Co.          Great West Life
 Hartford Life Insurance Co.             HD Vest Investment Services
 Hewitt Associates                       IFMG Securities, Inc.
 ING Financial Advisers                  ING Financial Partners
 Jefferson Pilot Securities Co.          Kemper Investors Life Insurance
                                        Co.
 Legend Equities Co.                     Legg Mason Wood Walker
 Lincoln Benefit National Life           Lincoln Financial
 Lincoln Investment Planning, Inc.       Linsco Private Ledger Financial
 Mass Mutual                             McDonald Investments, Inc.
 Merrill Lynch                           Minnesota Life
 Mony Life                               Morgan Stanley Dean Witter
 Multifinancial (ING)                    Mutual Service Co.
 National Planning Co.                   Nationwide
 NFP                                     Park Avenue Securities LLC
 PFS Investments, Inc.                   Phoenix Life Insurance Co.
 Plan Member Securities                  Prime Capital Services, Inc.
 Primevest Financial Services, Inc.      Protective Life Insurance Co.
 Provident Mutual Life & Annuity         Prudential
 Raymond James & Associates, Inc.        RBC Daine Rauscher
 Royal Alliance                          Securities America, Inc.
 Security Benefit                        Security First-Metlife
 Signator Investments                    Sun Life Insurance Co.
 Sun Trust Securities, Inc.              Thrivent Financial
 Travelers Life & Annuity Co.            UBS Financial Services, Inc.
 Union Central                           United Planners
 Wachovia                                Walnut Street Securities (Met
                                        Life)
 Waterstone Financial Group              Wells Fargo

Performance of the Fund

Explanation of Performance Terminology. The Fund uses a variety of terms to illustrate its performance. These terms include "standardized yield,"
"tax-equivalent yield," "dividend yield," "average annual total return,"
"cumulative total return," "average annual total return at net asset value" and
"total return at net asset value." An explanation of how yields and total returns are calculated is set forth below. The charts below show the Fund's performance as of the Fund's most recent fiscal year end. You can obtain current performance information by calling the Fund's Transfer Agent at 1.800.225.5677 or by visiting the OppenheimerFunds Internet website at www.oppenheimerfunds.com.

      The Fund's illustrations of its performance data in advertisements must comply with rules of the SEC. Those rules describe the types of performance data that may be used and how it is to be calculated. In general, any advertisement by the Fund of its performance data must include the average annual total returns for the advertised class of shares of the Fund.

      Use of standardized performance calculations enables an investor to compare the Fund's performance to the performance of other funds for the same periods. However, a number of factors should be considered before using the
Fund's performance information as a basis for comparison with other investments:
o    Yields and total returns measure the performance of a hypothetical account in the Fund over various periods and do not show the performance of each shareholder's account. Your account's
         performance will vary from the model performance data if your dividends are received in cash, or you buy or sell shares during the period, or you bought your shares at a different time and price than the shares used in the model.
o    The Fund's performance returns may not reflect the effect of taxes on dividends and capital gains distributions.
o    An investment in the Fund is not insured by the FDIC or any other government agency.
o    The principal value of the Fund's shares, and its yields and total returns are not guaranteed and normally will fluctuate on a daily basis.
o    When an investor's shares are redeemed, they may be worth more or less than their original cost.
o    Yields and total returns for any given past period represent historical performance information and are not, and should not be considered, a prediction of future yields or returns.

      The performance of each class of shares is shown separately, because the performance of each class of shares will usually be different. That is because of the different kinds of expenses each class bears. The yields and total returns of each class of shares of the Fund are affected by market conditions, the quality of the Fund's investments, the maturity of those investments, the types of investments the Fund holds, and its operating expenses that are allocated to the particular class.

|X|  Yields. The Fund uses a variety of different yields to illustrate its current returns. Each class of shares calculates its yield separately because of the different expenses that affect each class.

o    Standardized Yield. The "standardized yield" (sometimes referred to just as "yield") is shown for a class of shares for a stated 30-day period. It is not based on actual distributions paid by the Fund to shareholders in the
30-day period, but is a hypothetical yield based upon the net investment income from the Fund's portfolio investments for that period. It may therefore differ from the "dividend yield" for the same class of shares, described below.

      Standardized yield is calculated using the following formula set forth in rules adopted by the SEC, designed to assure uniformity in the way that all funds calculate their yields:

 Standardized Yield = 2a-b +1)(6) -1]
                     [(cd

      The symbols above represent the following factors:
      a =  dividends and interest earned during the 30-day period.
      b =  expenses accrued for the period (net of any expense assumptions).
      c =  the average daily number of shares of that class outstanding during the 30-day period that were entitled to receive dividends.
      d =  the maximum offering price per share of that class on the last day of the period, adjusted for undistributed net investment income.

      The standardized yield for a particular 30-day period may differ from the yield for other periods. The SEC formula assumes that the standardized yield for a 30-day period occurs at a constant rate for a six-month period and is annualized at the end of the six-month period. Additionally, because each class of shares is subject to different expenses, it is likely that the standardized yields of the Fund's classes of shares will differ for any 30-day period.

o    Dividend Yield. The Fund may quote a "dividend yield" for each class of its shares. Dividend yield is based on the dividends paid on a class of shares during the actual dividend period. To calculate dividend yield, the dividends of a class declared during a stated period are added together, and the sum is multiplied by 12 (to annualize the yield) and divided by the maximum offering price on the last day of the dividend period. The formula is shown below:

  Dividend Yield = dividends paid x 12/maximum offering price (payment date)

      The maximum offering price for Class A shares includes the current maximum initial sales charge. The maximum offering price for Class B and Class C shares is the net asset value per share, without considering the effect of contingent deferred sales charges. The Class A dividend yield may also be quoted without deducting the maximum initial sales charge.

o    Tax-Equivalent Yield. The "tax-equivalent yield" of a class of shares is the equivalent yield that would have to be earned on a taxable investment to achieve the after-tax results represented by the Fund's tax-equivalent yield. It adjusts the Fund's standardized yield, as calculated above, by a stated tax rate. Using different tax rates to show different tax equivalent yields shows investors in different tax brackets the tax equivalent yield of the Fund based on their own tax bracket.

      The tax-equivalent yield is based on a 30-day period, and is computed by dividing the tax-exempt portion of the Fund's current yield (as calculated above)
by one minus a stated income tax rate. The result is added to the portion (if any) of the Fund's current yield that is not tax-exempt.

      The  tax-equivalent  yield may be used to compare  the tax effects of income derived  from the Fund  with  income  from  taxable  investments  at the tax rates stated.  Your tax bracket is determined  by your federal and state taxable  income
(the net amount  subject  to federal  and state  income tax after  deductions  and exemptions).

--------------------------------------------------------------------------------

            The Fund's Yields for the 30-Day Periods Ended 9/30/07

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Class of   Standardized   Dividend Yield    Tax-Equivalent     Tax-Equivalent
                                            Yield (39.45%      Yield (41.82%

                                               Combined      Combined Federal,
Shares                                     Federal/New York   State & City Tax
               Yield                         Tax Bracket)         Bracket)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
          Without After   Without After   Without  After
                                                             Without
                                                             Sales    After
          Sales   Sales   Sales   Sales   Sales    Sales      Charge  Sales
          Charge  Charge  Charge  Charge   Charge   Charge             Charge
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Class A    4.55%   4.33%   4.45%   4.24%   7.15%     7.51%    7.44%     7.82%

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Class B    3.74%    N/A    3.71%    N/A    6.18%      N/A     6.43%      N/A

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Class C    3.78%    N/A    3.74%    N/A    6.24%      N/A     6.50%      N/A

--------------------------------------------------------------------------------

      |X|   Total Return Information. There are different types of "total returns" to measure the Fund's performance. Total return is the change in value of a hypothetical investment in the Fund over a given period, assuming that all dividends and capital gains distributions are reinvested in additional shares and that the investment is redeemed at the end of the period. Because of differences in expenses for each class of shares, the total returns for each class are separately measured. The cumulative total return measures the change in value over the entire period (for example, 10 years). An average annual total return shows the average rate of return for each year in a period that would produce the cumulative total return over the entire period. However, average annual total returns do not show actual year-by-year performance. The Fund uses standardized calculations for its total returns as prescribed by the SEC. The methodology is discussed below.

      In calculating total returns for Class A shares, the current maximum sales charge of 4.75% (as a percentage of the offering price) is deducted from the initial investment ("P" in the formula below) (unless the return is shown without sales charge, as described below). For Class B shares, payment of the applicable contingent deferred sales charge is applied, depending on the period for which the return is shown: 5.0% in the first year, 4.0% in the second year, 3.0% in the third and fourth years, 2.0% in the fifth year, 1.0% in the sixth year and none thereafter. For Class C shares, the 1.0% contingent deferred sales charge is deducted for returns for the one-year period.

o    Average Annual Total Return. The "average annual total return" of each class is an average annual compounded rate of return for each year in a specified number of years. It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 ("P" in the formula below) held for a number of years ("n" in the formula) to achieve an Ending Redeemable Value ("ERV"
in the formula) of that investment, according to the following formula:

      ERV      - 1  Average Annual Total
            l/n     Return
      ------
       P

o    Average Annual Total Return (After Taxes on Distributions). The "average annual total return (after taxes on distributions)" of Class A shares is an average annual compounded rate of return for each year in a specified number of years, adjusted to show the effect of federal taxes (calculated using the highest individual marginal federal income tax rates in effect on any reinvestment date)
on any distributions made by the Fund during the specified period. It is the rate of return based on the change in value of a hypothetical initial investment of
$1,000 ("P" in the formula below) held for a number of years ("n" in the formula)
to achieve an ending value ("ATVD" in the formula) of that investment, after taking into account the effect of taxes on Fund distributions, but not on the redemption of Fund shares, according to the following formula:

           - 1 = Average Annual Total Return (After Taxes on
ATVD   l/n     Distributions)
  P

o    Average Annual Total Return (After Taxes on Distributions and
Redemptions).  The "average annual total return (after taxes on distributions and redemptions)" of Class A shares is an average annual compounded rate of return for each year in a specified number of years, adjusted to show the effect of federal taxes (calculated using the highest individual marginal federal income tax rates in effect on any reinvestment date) on any distributions made by the
Fund during the specified period and the effect of capital gains taxes or capital loss tax benefits (each calculated using the highest federal individual capital gains tax rate in effect on the redemption date) resulting from the redemption of the shares at the end of the period. It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 ("P" in the formula below) held for a number of years ("n" in the formula) to achieve an ending value
("ATVDR" in the formula) of that investment, after taking into account the effect of taxes on fund distributions and on the redemption of Fund shares, according to the following formula:

ATVDR       - 1  = Average Annual Total Return (After Taxes on Distributions
l/n              and Redemptions)
  P

o    Cumulative Total Return. The "cumulative total return" calculation measures the change in value of a hypothetical investment of $1,000 over an entire period of years. Its calculation uses some of the same factors as average annual total return, but it does not average the rate of return on an annual basis. Cumulative total return is determined as follows:

  ERV - P   = Total Return
------------
     P

o    Total Returns at Net Asset Value. From time to time the Fund may also quote a cumulative or an average annual total return "at net asset value"
(without deducting sales charges) for each class of shares. Each is based on the difference in net asset value per share at the beginning and the end of the period for a hypothetical investment in that class of shares (without considering front-end or contingent deferred sales charges) and takes into consideration the reinvestment of dividends and capital gains distributions.

---------------------------------------------------------------------------------

             The Fund's Total Returns for the Periods Ended 9/30/07

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
           Cumulative Total             Average Annual Total Returns

Class of
Shares         Returns
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
                                  1-Year          5-Years          10-Years
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
          After     Without  After   Without  After    Without After    Without
          Sales     Sales    Sales   Sales    Sales    Sales   Sales    Sales
           Charge    Charge  Charge   Charge   Charge  Charge   Charge   Charge
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Class A   58.24%(1) 66.12%(1)-4.61%   0.15%    4.15%    5.17%   4.70%    5.21%

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Class B   58.76%(2) 58.76%(2)-5.45%   -0.65%   4.01%    4.34%   4.73%    4.73%

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Class C   53.78%(3) 53.78%(3)-1.58%   -0.62%   4.35%    4.35%   4.40%    4.40%

---------------------------------------------------------------------------------
1.          Inception of Class A:   8/16/84.
2.   Inception of Class B:    3/1/93.
3.          Inception of Class C:   8/29/95.

---------------------------------------------------------------------------------
         Average Annual Total Returns for Class A Shares (After Taxes)

                         For the Periods Ended 9/30/07

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
                                 1-Year           5-Years          10-Years
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

After Taxes on Distributions     -4.62%            4.15%             4.70%

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

After Taxes on                   -1.55%            4.29%             4.75%

Distributions and
Redemption of Fund Shares
---------------------------------------------------------------------------------
..

Other Performance Comparisons. The Fund compares its performance annually to that of an appropriate broadly-based market index in its Annual Report to shareholders. You can obtain that information by contacting the Transfer Agent at the addresses or telephone numbers shown on the cover of this SAI. The Fund may also compare its performance to that of other investments, including other mutual funds, or use rankings of its performance by independent ranking entities.
Examples of these performance comparisons are set forth below.

      |X|   Lipper Rankings. From time to time the Fund may publish the ranking of the performance of its classes of shares by Lipper, Inc.
("Lipper"). Lipper is a widely-recognized independent mutual fund monitoring service. Lipper monitors the performance of regulated investment companies, including the Fund, and ranks their performance for various periods in categories based on investment styles. The Lipper performance rankings are based on total returns that include the reinvestment of capital gain distributions and income dividends but do not take sales charges or taxes into consideration. Lipper also publishes "peer-group" indices of the performance of all mutual funds in a category that it monitors and averages of the performance of the funds in particular categories.

|X|  Morningstar Ratings. From time to time the Fund may publish the star rating of the performance of its classes of shares by Morningstar, Inc., an independent mutual fund monitoring service. Morningstar rates and ranks mutual funds in their specialized market sector. The Fund is rated among the Municipal
New York bond category.

      Morningstar proprietary star ratings reflect historical risk-adjusted total investment return. For each fund with at least a three-year history, Morningstar calculates a Morningstar Rating(TM)based on a Morningstar Risk-Adjusted Return measure that accounts for variation in a fund's monthly performance (including the effects of sales charges, loads, and redemption fees), placing more emphasis
on downward variations and rewarding consistent performance.   The top 10% of
funds in each category receive 5 stars, the next 22.5% receive 4 stars, the next
35% receive 3 stars, the next 22.5% receive 2 stars, and the bottom 10% receive 1 star.  (Each share class is counted as a fraction of one fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) The Overall Morningstar Rating for a fund is derived from a weighted average of the performance figures associated with its three-, five-and ten-year (if applicable) Morningstar Rating metrics.

      |X|   Performance Rankings and Comparisons by Other Entities and
Publications. From time to time the Fund may include in its advertisements and sales literature performance information about the Fund cited in newspapers and other periodicals such as The New York Times, The Wall Street Journal, Barron's,
or similar publications. That information may include performance quotations from other sources, including Lipper and Morningstar. The performance of the Fund's classes of shares may be compared in publications to the performance of various market indices or other investments, and averages, performance rankings or other benchmarks prepared by recognized mutual fund statistical services.

      Investors may also wish to compare the returns on the Fund's share classes to the return on fixed-income investments available from banks and thrift institutions. Those include certificates of deposit, ordinary interest-paying checking and savings accounts, and other forms of fixed or variable time deposits, and various other instruments such as Treasury bills. However, the
Fund's returns and share price are not guaranteed or insured by the FDIC or any other agency and will fluctuate daily, while bank depository obligations may be insured by the FDIC and may provide fixed rates of return. Repayment of principal and payment of interest on Treasury securities is backed by the full faith and credit of the U.S. government.

      From time to time, the Fund may publish rankings or ratings of the Manager or Transfer Agent, and of the investor services provided by them to shareholders of the Oppenheimer funds, other than performance rankings of the Oppenheimer funds themselves.  Those ratings or rankings of shareholder and investor services by third parties may include comparisons of their services to those provided by other mutual fund families selected by the rating or ranking services. They may be based upon the opinions of the rating or ranking service itself, using its research or judgment, or based upon surveys of investors, brokers, shareholders or others.

      From time to time the Fund may include in its advertisements and sales literature the total return performance of a hypothetical investment account that includes shares of the Fund and other Oppenheimer funds. The combined account may be part of an illustration of an asset allocation model or similar presentation. The account performance may combine total return performance of the Fund and the total return performance of other Oppenheimer funds included in the account. Additionally, from time to time, the Fund's advertisements and sales literature may include, for illustrative or comparative purposes, statistical data or other information about general or specific market and economic conditions. That may include, for example,
o    information about the performance of certain securities or commodities markets or segments of those markets,
o    information about the performance of the economies of particular countries or regions,
o    the earnings of companies included in segments of particular industries, sectors, securities markets, countries or regions,
o    the availability of different types of securities or offerings of securities,
o    information relating to the gross national or gross domestic product of the United States or other countries or regions,
o    comparisons of various market sectors or indices to demonstrate performance, risk, or other characteristics of the Fund.

ABOUT YOUR ACCOUNT

How to Buy Shares

Additional information is presented below about the methods that can be used to buy shares of the Fund. Appendix B contains more information about the special sales charge arrangements offered by the Fund, and the circumstances in which sales charges may be reduced or waived for certain classes of investors.

When you purchase shares of the Fund, your ownership interest in the shares of the Fund will be recorded as a book entry on the records of the Fund.  The
Fund will not issue or re-register physical share certificates.

AccountLink. When shares are purchased through AccountLink, each purchase must be at least $50 and shareholders must invest at least $500 before an
Asset Builder Plan (described below) can be established on a new account.
Accounts established prior to November 1, 2002 will remain at $25 for additional purchases. Shares will be purchased on the regular business day the Distributor is instructed to initiate the Automated Clearing House
("ACH") transfer to buy the shares. Dividends will begin to accrue on shares purchased with the proceeds of ACH transfers on the business day the Fund receives Federal Funds for the purchase through the ACH system before the close of the New York Stock Exchange (the "NYSE"). The NYSE normally closes at 4:00 p.m., but may close earlier on certain days. If Federal Funds are received on a business day after the close of the NYSE, the shares will be purchased and dividends will begin to accrue on the next regular business day. The proceeds of ACH transfers are normally received by the Fund three days after the transfers are initiated. If the proceeds of the ACH transfer are not received on a timely basis, the Distributor reserves the right to cancel the purchase order. The Distributor and the Fund are not responsible for any delays in purchasing shares resulting from delays in ACH transmissions.

Reduced Sales Charges. As discussed in the Prospectus, a reduced sales charge rate may be obtained for Class A shares under Right of Accumulation and Letters of Intent because of the economies of sales efforts and reduction in expenses realized by the Distributor, dealers and brokers making such sales. No sales charge is imposed in certain other circumstances described in Appendix B to this
SAI because the Distributor or dealer or broker incurs little or no selling expenses.

|X|  The Oppenheimer Funds. The Oppenheimer funds are those mutual funds for which the Distributor acts as the distributor and currently include the following:

Oppenheimer AMT-Free Municipals       Oppenheimer New Jersey Municipal Fund
Oppenheimer AMT-Free New York MunicipaOppenheimer Pennsylvania Municipal Fund
Oppenheimer Balanced Fund             Oppenheimer Portfolio Series:
Oppenheimer Baring China Fund           Conservative Investor Fund
Oppenheimer Baring Japan Fund           Moderate Investor Fund
Oppenheimer Baring SMA International FunEquity Investor Fund
Oppenheimer Core Bond Fund              Active Allocation Fund
                                      Oppenheimer Portfolio Series Fixed Income Active
Oppenheimer California Municipal Fund Allocation Fund
Oppenheimer Capital Appreciation Fund Oppenheimer Principal Protected Main Street Fund
                                      Oppe                                         und
Oppenheimer Capital Income Fund       II  nheimer Principal Protected Main Street F
                                      Oppe                                         und
Oppenheimer Champion Income Fund      III nheimer Principal Protected Main Street F
Oppenheimer Commodity Strategy Total
Return Fund                           Oppenheimer Quest Balanced Fund
Oppenheimer Convertible Securities FunOppenheimer Quest International Value Fund, Inc.
Oppenheimer Developing Markets Fund   Oppenheimer Quest Opportunity Value Fund
Oppenheimer Discovery Fund            Oppenheimer Real Estate Fund
Oppenheimer Dividend Growth Fund      Oppenheimer Rising Dividends Fund, Inc.
Oppenheimer Emerging Growth Fund      Oppenheimer Rochester Arizona Municipal Fund
Oppenheimer Equity Fund, Inc.         Oppenheimer Rochester Maryland Municipal Fund
Oppenheimer Equity Income Fund, Inc.  Oppenheimer Rochester Massachusetts Municipal Fund
Oppenheimer Global Fund               Oppenheimer Rochester Michigan Municipal Fund
Oppenheimer Global Opportunities Fund Oppenheimer Rochester Minnesota Municipal Fund
Oppenheimer Global Value Fund         Oppenheimer Rochester National Municipals

                                      Oppe                                         l

Oppenheimer Gold & Special Minerals FuFundnheimer Rochester North Carolina Municipa
Oppenheimer International Bond Fund   Oppenheimer Rochester Ohio Municipal Fund
Oppenheimer International Diversified
Fund                                  Oppenheimer Rochester Virginia Municipal Fund
Oppenheimer International Growth Fund Oppenheimer Select Value Fund
Oppenheimer International Small Compan
Fund                                  Oppenheimer Senior Floating Rate Fund
Oppenheimer International Value Fund  Oppenheimer Small- & Mid- Cap Value Fund
Oppenheimer Limited Term California
Municipal Fund                        Oppenheimer SMA Core Bond Fund
Oppenheimer Limited-Term Government FuOppenheimer SMA International Bond Fund
Oppenheimer Limited Term Municipal FunOppenheimer Strategic Income Fund
Oppenheimer Main Street Fund          Oppenheimer U.S. Government Trust
Oppenheimer Main Street Opportunity FuOppenheimer Value Fund
Oppenheimer Main Street Small Cap FundLimited-Term New York Municipal Fund
Oppenheimer MidCap Fund               Rochester Fund Municipals

LifeCycle Funds
  Oppenheimer Transition 2010 Fund
  Oppenheimer Transition 2015 Fund
  Oppenheimer Transition 2020 Fund
  Oppenheimer Transition 2030 Fund

And the following money market funds:

Oppenheimer Cash Reserves             Centennial Government Trust
Oppenheimer Institutional Money Market
Fund                                  Centennial Money Market Trust
Oppenheimer Money Market Fund, Inc.   Centennial New York Tax Exempt Trust
Centennial California Tax Exempt TrustCentennial Tax Exempt Trust

      There is an initial sales charge on the purchase of Class A shares of each of the Oppenheimer funds described above except the money market funds. Under certain circumstances described in this SAI, redemption proceeds of certain money market fund shares may be subject to a contingent deferred sales charge.

     Letters of Intent. Under a Letter of Intent (a "Letter"), you may
     be able to reduce the sales charge rate that applies to your purchases of Class A shares if you purchase Class A, Class B or
     Class C shares of the Fund or other Oppenheimer funds. A Letter is an investor's statement in writing to the Distributor of his or her intention to purchase a specified value of Class A, Class B and
     Class C shares of the Fund or other Oppenheimer funds during a
     13-month period (the "Letter period"), which begins on the date of the investor's first share purchase following the establishment of the Letter. The sales charge on each purchase of Class A shares during the Letter period will be at the rate that would apply to a single lump-sum purchase of shares in the amount intended to be purchased under the Letter. In submitting a Letter, the investor makes no commitment to purchase shares. However, if the investor does not fulfill the terms of the Letter within the Letter period, he or she agrees to pay the additional sales charges that would have been applicable to the purchases that were made. The investor agrees that shares equal in value to 2% of the intended purchase amount will be held in escrow by the Transfer Agent for that purpose, as describe in "Terms of Escrow" below. It is the responsibility of the dealer of record and/or the investor to advise the Distributor about the Letter when placing purchase orders during the Letter period.

        To determine whether an investor has fulfilled the terms of a
     Letter, the Transfer Agent will count purchases of "qualified shares" of Class A, Class B and Class C during the Letter period.
     Purchases of Class N or Class Y shares, purchases made by
     reinvestment of dividends or capital gains distributions from the
     Fund or other Oppenheimer funds, purchases of Class A shares with redemption proceeds under the Reinvestment Privilege (described below), and purchases of Class A shares of Oppenheimer Money Market
     Fund, Inc. or Oppenheimer Cash Reserves on which a sales charge has not been paid do not count as "qualified shares"" for satisfying the terms of a Letter. In addition, the investor will be considered to have fulfilled the Letter if the value of the investor's total holdings of qualified shares on the last day of the Letter period, calculated at the net asset value on that day, equals or exceeds the intended purchase amount.

        Beginning on January 1, 2008, investors may also count Class A,
     Class B, Class C, Class G and Class H  units purchases in advisor sold Section 529 plans, for which the Manager or the Distributor serves as the Program Manager or Program Distributor, to your share purchases that qualify for a Letter of Intent. You must notify the
     Distributor or your current intermediary of any qualifying 529 plan holdings.

        If the terms of the Letter are not fulfilled within the Letter period, the concessions previously paid to the dealer of record for the account and the amount of sales charge retained by the
     Distributor will be adjusted on the first business day following the expiration of the Letter period to reflect the sales charge rates that apply to the actual total purchases. If total eligible purchases during the Letter period exceed the intended purchase amount and exceed the amount needed to qualify for the next sales charge rate reduction set forth in the Prospectus, the sales charges paid may be adjusted to the lower rate. That adjustment will only be made if and when the dealer returns to the Distributor the excess of the amount of concessions allowed or paid to the dealer over the amount of concessions that apply to the actual amount of purchases. The reduced sales charge adjustment will be made by adding to the investors account the number of additional shares that would have been purchased if the lower sales charge rate had been used. Those additional shares will be determined using the net asset value per share in effect on the date of such adjustment.

         By establishing a Letter, the investor agrees to be bound by the terms of the Prospectus, this Statement of Additional Information and the application used for a Letter, and if those terms are amended to be bound by the amended terms and that any amendments by the Fund will apply automatically to existing Letters. Group retirement plans qualified under section 401(a) of the Internal Revenue Code may not establish a Letter, however defined benefit plans and single K sole proprietor plans may do so.

      |X|   Terms of Escrow That Apply to Letters of Intent.

      1. Out of the initial purchase, or out of subsequent purchases if necessary, the Transfer Agent will hold in escrow Fund shares equal to
 2% of the intended purchase amount specified in the Letter. For example, if the intended purchase amount is $50,000, the escrow amount would be shares valued at $1,000 (computed at the offering price for a
 $50,000 share purchase). Any dividends and capital gains distributions on the escrowed shares will be credited to the investor's account.

      2. If the Letter applies to more than one fund account, the investor can designate the fund from which shares will be escrowed. If no fund is selected, the Transfer Agent will escrow shares in the fund account that has the highest dollar balance on the date of the first purchase under the
Letter. If there are not sufficient shares to cover the escrow amount, the
Transfer Agent will escrow shares in the fund account(s) with the next highest balance(s). If there are not sufficient shares in the accounts to which the Letter applies, the Transfer Agent may escrow shares in other accounts that are linked for Right of Accumulation purposes. Additionally, if there are not sufficient shares available for escrow at the time of the first purchase under the Letter, the Transfer Agent will escrow future purchases until the escrow amount is met.

      3. If, during the Letter period, an investor exchanges shares of the
Fund for shares of another fund (as described in the Prospectus section titled "How to Exchange Shares"), the Fund shares held in escrow will automatically be exchanged for shares of the other fund and the escrow obligations will also be transferred to that fund..

      4. If the total purchases under the Letter are less than the intended purchases specified, on the first business day after the end of the Letter period the Distributor will redeem escrowed shares equal in value to the difference between the dollar amount of sales charges actually paid and the amount of sales charges which would have been paid if the total purchases had been made at a single time. Any shares remaining after such redemption will be released from escrow.

      5. If the terms of the Letter are fulfilled, the escrowed shares will be promptly released to the investor at the end of the Letter period.

      6. By signing the Letter, the investor irrevocably constitutes and appoints the Transfer Agent as attorney-in-fact to surrender for redemption any or all escrowed shares.

Asset Builder Plans. As explained in the Prospectus, you must initially establish your account with $500. Subsequently, you can establish an Asset
Builder Plan to automatically purchase additional shares directly from a bank account for as little as $50. For those accounts established prior to
November 1, 2002 and which have previously established Asset Builder Plans, additional purchases will remain at $25. Shares purchased by Asset Builder
Plan payments from bank accounts are subject to the redemption restrictions for recent purchases described in the Prospectus. Asset Builder Plans are available only if your bank is an ACH member. Asset Builder Plans may not be used to buy shares for OppenheimerFunds employer-sponsored qualified retirement accounts.

      If you make payments from your bank account to purchase shares of the
Fund, your bank account will be debited automatically. Normally the debit will be made two business days prior to the investment dates you selected on your application. Neither the Distributor, the Transfer Agent or the Fund
shall be responsible for any delays in purchasing shares that result from delays in ACH transmissions.

      Before you establish Asset Builder payments, you should obtain a prospectus of the selected fund(s) from your financial advisor (or the
Distributor) and request an application from the Distributor. Complete the application and return it. You may change the amount of your Asset Builder payment or you can terminate these automatic investments at any time by writing to the Transfer Agent. The Transfer Agent requires a reasonable period (approximately 10 days) after receipt of your instructions to implement them. The Fund reserves the right to amend, suspend or discontinue offering Asset Builder plans at any time without prior notice.

Cancellation of Purchase Orders. Cancellation of purchase orders for the
Fund's shares (for example, when a purchase check is returned to the Fund unpaid) causes a loss to be incurred when the net asset values of the Fund's shares on the cancellation date is less than on the purchase date. That loss is equal to the amount of the decline in the net asset value per share multiplied by the number of shares in the purchase order. The investor is responsible for that loss. If the investor fails to compensate the Fund for the loss, the Distributor will do so. The Fund may reimburse the Distributor for that amount by redeeming shares from any account registered in that investor's name, or the Fund or the Distributor may seek other redress.

Classes of Shares. Each class of shares of the Fund represents an interest in the same portfolio of investments of the Fund. However, each class has different shareholder privileges and features. The net income attributable to
Class B or Class C shares and the dividends payable on Class B or Class C shares will be reduced by incremental expenses borne solely by that class.
Those expenses include the asset-based sales charges to which Class B and
Class C are subject.

      The availability of different classes of shares permits an investor to choose the method of purchasing shares that is more appropriate for the investor. That may depend on the amount of the purchase, the length of time the investor expects to hold shares, and other relevant circumstances. Class
A shares normally are sold subject to an initial sales charge. While Class B and Class C shares have no initial sales charge, the purpose of the deferred sales charge and asset-based sales charge on Class B and Class C shares is the same as that of the initial sales charge on Class A shares - to compensate the Distributor and brokers, dealers and financial institutions that sell shares of the Fund. A salesperson who is entitled to receive compensation from his or her firm for selling Fund shares may receive different levels of compensation for selling one class of shares rather than another.

The Distributor will not accept a purchase order of more than $100,000 for
Class B shares or a purchase order of $1 million or more to purchase Class C shares on behalf of a single investor (not including dealer "street name" or omnibus accounts).

Class B or Class C shares may not be purchased by a new investor directly from the Distributor without the investor designating another registered broker-dealer.

      |X|   Class B Conversion. Under current interpretations of applicable federal income tax law by the Internal Revenue Service, the conversion of Class B shares to Class A shares 72 months after purchase is not treated as a taxable event for the shareholder. If those laws or the IRS interpretation of those laws should change, the automatic conversion feature may be suspended. In that event, no further conversions of Class B shares would occur while that suspension remained in effect. Although Class B shares could then be exchanged for Class A shares on the basis of relative net asset value of the two classes, without the imposition of a sales charge or fee, such exchange could constitute a taxable event for the shareholder, and absent such exchange, Class B shares might continue to be subject to the asset-based sales charge for longer than six years.
Investors should consult their tax advisors regarding the state and local tax consequences of the conversion or exchange of shares.

      |X|   Allocation of Expenses. The Fund pays expenses related to its daily operations, such as custodian fees, Trustees' fees, transfer agency fees, legal fees and auditing costs. Those expenses are paid out of the
Fund's assets and are not paid directly by shareholders. However, those expenses reduce the net asset values of shares, and therefore are indirectly borne by shareholders through their investment.

      The methodology for calculating the net asset value, dividends and distributions of the Fund's share classes recognizes two types of expenses.
General expenses that do not pertain specifically to any one class are allocated pro rata to the shares of all classes. The allocation is based on the percentage of the Fund's total assets that is represented by the assets of each class, and then equally to each outstanding share within a given class. Such general expenses include management fees, legal, bookkeeping and audit fees, printing and mailing costs of shareholder reports, Prospectuses,
Statements of Additional Information and other materials for current shareholders, fees to unaffiliated Trustees, custodian expenses, share issuance costs, organization and start-up costs, interest, taxes and brokerage commissions, and non-recurring expenses, such as litigation costs.

      Other expenses that are directly attributable to a particular class are allocated equally to each outstanding share within that class. Examples of such expenses include distribution and  service plan (12b-1) fees, transfer and shareholder servicing agent fees and expenses and shareholder meeting expenses (to the extent that such expenses pertain only to a specific class).

Fund Account Fees. As stated in the Prospectus, a $12 annual "Minimum Balance
Fee" is assessed on each Fund account with a share balance valued under $500.
The Minimum Balance Fee is automatically deducted from each such Fund account in September.

   Listed below are certain cases in which the Fund has elected, in its discretion, not to assess the Fund Account Fees.  These exceptions are subject to change:
o    A fund account whose shares were acquired after September 30th of the prior year;
o    A fund account that has a balance below $500 due to the automatic conversion of shares from Class B to Class A shares. However, once all
      Class B shares held in the account have been converted to Class A shares the new account balance may become subject to the Minimum
      Balance Fee;
o    Accounts of shareholders who elect to access their account documents electronically via eDoc Direct;
o    A fund account that has only certificated shares and, has a balance below $500 and is being escheated;

o    Accounts of shareholders that are held by broker-dealers under the NSCC
      Fund/SERV system in Networking level 1 and 3 accounts;

o    Accounts held under the Oppenheimer Legacy Program and/or holding certain Oppenheimer Variable Account Funds;
o    Omnibus accounts holding shares pursuant to the Pinnacle, Ascender,
      Custom Plus, Record(k)eeper Pro and Pension Alliance Retirement Plan programs; and
o    A fund account that falls below the $500 minimum solely due to market fluctuations within the 12-month period preceding the date the fee is deducted.

o    Accounts held in the Portfolio Builder Program which is offered through certain broker/dealers to qualifying shareholders.

To access account documents electronically via eDocs Direct, please visit the
Service Center on our website at www.oppenheimerfunds.com and click the hyperlink "Sign Up for Electronic Document Delivery" under the heading "I
Want To," or call 1.888.470.0862 for instructions.

The Fund reserves the authority to modify Fund Account Fees in its discretion.

Determination of Net Asset Values Per Share. The net asset value per share of each class of shares of the Fund is determined as of the close of business of the NYSE on each day that the NYSE is open. The calculation is done by dividing the value of the Fund's net assets attributable to a class by the number of shares of that class that are outstanding. The NYSE normally closes at 4:00 p.m., Eastern time, but may close earlier on some other days (for example, in case of weather emergencies or on days falling before a U.S.
holiday).  All references to time in this SAI are to "Eastern time." The
NYSE's most recent annual announcement regarding holidays and days when the market may close early is available on the NYSE's website at www.nyse.com.

      Dealers other than NYSE members may conduct trading in municipal securities on days on which the NYSE is closed (including weekends and holidays) or after 4:00 p.m. on a regular business day. Because the Fund's net asset values will not be calculated on those days, the Fund's net asset values per share may be significantly affected on such days when shareholders may not purchase or redeem shares.

      |X|   Securities Valuation. The Fund's Board of Trustees has
established procedures for the valuation of the Fund's securities. In general those procedures are as follows:

o    Long-term debt securities having a remaining maturity in excess of 60 days are valued based on the mean between the "bid" and "asked" prices determined by a portfolio pricing service approved by the Fund's Board of
Trustees or obtained by the Manager from two active market makers in the security on the basis of reasonable inquiry.
o    The following securities are valued at the mean between the "bid" and
"asked" prices determined by a pricing service approved by the Fund's Board of Trustees or obtained by the Manager from two active market makers in the security on the basis of reasonable inquiry:
(1)  debt instruments that have a maturity of more than 397 days when issued,
(2)  debt instruments that had a maturity of 397 days or less when issued and have a remaining maturity of more than 60 days, and
(3)  non-money market debt instruments that had a maturity of 397 days or less when issued and which have a remaining maturity of 60 days or less.
o    The following securities are valued at cost, adjusted for amortization of premiums and accretion of discounts:
(1)  money market debt securities held by a non-money market fund that had a maturity of less than 397 days when issued that have a
               remaining maturity of 60 days or less, and
(2)  debt instruments held by a money market fund that have a remaining maturity of 397 days or less.

o    Securities (including restricted securities) not having
readily-available market quotations are valued at fair value determined under the Board's procedures. If the Manager is unable to locate two market makers willing to give quotes, a security may be priced at the mean between the
"bid" and "asked" prices provided by a single active market maker (which in certain cases may be the "bid" price if no "asked" price is available).

      In the case of municipal securities, when last sale information is not generally available, the Manager may use pricing services approved by the
Board of Trustees. The pricing service may use "matrix" comparisons to the prices for comparable instruments on the basis of quality, yield and maturity. Other special factors may be involved (such as the tax-exempt status of the interest paid by municipal securities). The Manager will monitor the accuracy of the pricing services. That monitoring may include comparing prices used for portfolio valuation to actual sales prices of selected securities.

      Puts, calls, futures and municipal bond index futures are valued at the last sale price on the principal exchange on which they are traded, as determined by a pricing service approved by the Board of Trustees or by the Manager. If there were no sales that day, they shall be valued at the last sale price on the preceding trading day if it is within the spread of the closing "bid" and "asked"
prices on the principal exchange on the valuation date. If not, the value shall be the closing bid price on the principal exchange on the valuation date. If the put, call or future is not traded on an exchange, it shall be valued by the mean between "bid" and "asked" prices obtained by the Manager from two active market makers. In certain cases that may be at the "bid" price if no "asked" price is available.

      When the Fund writes an option, an amount equal to the premium received is included in the Fund's Statement of Assets and Liabilities as an asset. An equivalent credit is included in the liability section. The credit is adjusted
("marked-to-market") to reflect the current market value of the option. In determining the Fund's gain on investments, if a call or put written by the Fund is exercised, the proceeds are increased by the premium received. If a call or put written by the Fund expires, the Fund has a gain in the amount of the premium. If the Fund enters into a closing purchase transaction, it will have a gain or loss, depending on whether the premium received was more or less than the cost of the closing transaction. If the Fund exercises a put it holds, the amount the Fund receives on its sale of the underlying investment is reduced by the amount of premium paid by the Fund.

How to Sell Shares

The information below supplements the terms and conditions for redeeming shares set forth in the Prospectus.

Checkwriting. When a check is presented to United Missouri Bank (the "Bank")
for clearance, the Bank will ask the Fund to redeem a sufficient number of full and fractional shares in the shareholder's account to cover the amount of the check. This enables the shareholder to continue receiving dividends on those shares until the check is presented to the Fund. Checks may not be presented for payment at the offices of the Bank or the Fund's custodian.
This limitation does not affect the use of checks for the payment of bills or to obtain cash at other banks. The Fund reserves the right to amend, suspend or discontinue offering checkwriting privileges at any time.  The Fund will provide you notice whenever it is required to do so by applicable law.

      In choosing to take advantage of the Checkwriting privilege, by signing the account application or by completing a Checkwriting card, each individual who signs:
(1)  for individual accounts, represents that they are the registered owner(s) of the shares of the Fund in that account;
(2)  for accounts for corporations, partnerships, trusts and other entities, represents that they are an officer, general partner, trustee or other fiduciary or agent, as applicable, duly authorized to act on behalf of the registered owner(s);
(3)  authorizes the Fund, its Transfer Agent and any bank through which the
           Fund's drafts (checks) are payable to pay all checks drawn on the
           Fund account of such person(s) and to redeem a sufficient amount of shares from that account to cover payment of each check;
(4)  specifically acknowledges that if they choose to permit checks to be honored if there is a single signature on checks drawn against joint accounts, or accounts for corporations, partnerships, trusts or other entities, the signature of any one signatory on a check will be sufficient to authorize payment of that check and
           redemption from the account, even if that account is registered in the names of more than one person or more than one authorized signature appears on the Checkwriting card or the application, as applicable;
(5)  understands that the Checkwriting privilege may be terminated or amended at any time by the Fund and/or the Fund's bank; and
(6)  acknowledges and agrees that neither the Fund nor its bank shall incur any liability for that amendment or termination of checkwriting privileges or for redeeming shares to pay checks reasonably believed by them to be genuine, or for returning or not paying checks that have not been accepted for any reason.

Sending Redemption Proceeds by Federal Funds Wire. The Federal Funds wire of redemption proceeds may be delayed if the Fund's custodian bank is not open for business on a day when the Fund would normally authorize the wire to be made, which is usually the Fund's next regular business day following the redemption. In those circumstances, the wire will not be transmitted until the next bank business day on which the Fund is open for business. No dividends will be paid on the proceeds of redeemed shares awaiting transfer by Federal Funds wire.

Reinvestment Privilege. Within six months of a redemption, a shareholder may reinvest all or part of the redemption proceeds of:
o    Class A shares purchased subject to an initial sales charge or Class A shares on which a contingent deferred sales charge was paid, or
o    Class B shares that were subject to the Class B contingent deferred sales charge when redeemed.

      The reinvestment may be made without sales charge only in Class A shares of the Fund or any of the other Oppenheimer funds into which shares of the Fund are exchangeable as described in "How to Exchange Shares" below.
Reinvestment will be at the net asset value next computed after the Transfer
Agent receives the reinvestment order. The shareholder must ask the Transfer
Agent for that privilege at the time of reinvestment. This privilege does not apply to Class C shares. The Fund may amend, suspend or cease offering this reinvestment privilege at any time as to shares redeemed after the date of such amendment, suspension or cessation.

      Any capital gain that was realized when the shares were redeemed is taxable, and reinvestment will not alter any capital gains tax payable on that gain. If there has been a capital loss on the redemption, some or all of the loss may not be tax deductible, depending on the timing and amount of the reinvestment. Under the Internal Revenue Code, if the redemption proceeds of
Fund shares on which a sales charge was paid are reinvested in shares of the
Fund or another of the Oppenheimer funds within 90 days of payment of the sales charge, the shareholder's basis in the shares of the Fund that were redeemed may not include the amount of the sales charge paid. That would reduce the loss or increase the gain recognized from the redemption. However, in that case the sales charge would be added to the basis of the shares acquired by the reinvestment of the redemption proceeds.

Payments "In Kind". The Prospectus states that payment for shares tendered for redemption is ordinarily made in cash. However, under certain circumstances, the Board of Trustees of the Fund may determine that it would be detrimental to the best interests of the remaining shareholders of the
Fund to make payment of a redemption order wholly or partly in cash. In that case, the Fund may pay the redemption proceeds in whole or in part by a distribution "in kind" of liquid securities from the portfolio of the Fund, in lieu of cash.

      The Fund has elected to be governed by Rule 18f-1 under the Investment
Company Act. Under that rule, the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net assets of the Fund during any 90-day period for any one shareholder. If shares are redeemed in kind, the redeeming shareholder might incur brokerage or other costs in selling the securities for cash. The Fund will value securities used to pay redemptions in kind using the same method the Fund uses to value its portfolio securities described above under "Determination of Net Asset Values
Per Share." That valuation will be made as of the time the redemption price is determined.

Involuntary Redemptions. The Fund's Board of Trustees has the right to cause the involuntary redemption of the shares held in any account if the aggregate net asset value of those shares is less than $200 or such lesser amount as the Board may fix. The Board of Trustees will not cause the involuntary redemption of shares in an account if the aggregate net asset value of such shares has fallen below the stated minimum solely as a result of market fluctuations. If the Board exercises this right, it may also fix the requirements for any notice to be given to the shareholders in question (not less than 30 days). The Board may alternatively set requirements for the shareholder to increase the investment, or set other terms and conditions so that the shares would not be involuntarily redeemed.

Transfers of Shares. A transfer of shares to a different registration is not an event that triggers the payment of sales charges. Therefore, shares are not subject to the payment of a contingent deferred sales charge of any class at the time of transfer to the name of another person or entity. It does not matter whether the transfer occurs by absolute assignment, gift or bequest, as long as it does not involve, directly or indirectly, a public sale of the shares. When shares subject to a contingent deferred sales charge are transferred, the transferred shares will remain subject to the contingent deferred sales charge. It will be calculated as if the transferee shareholder had acquired the transferred shares in the same manner and at the same time as the transferring shareholder.

     If less than all shares held in an account are transferred, and some but not all shares in the account would be subject to a contingent deferred sales charge if redeemed at the time of transfer, the priorities described in the
Prospectus under "How to Buy Shares" for the imposition of the Class B or
Class C contingent deferred sales charge will be followed in determining the order in which shares are transferred.

Special Arrangements for Repurchase of Shares from Dealers and Brokers. The
Distributor is the Fund's agent to repurchase its shares from authorized dealers or brokers on behalf of their customers. Shareholders should contact their broker or dealer to arrange this type of redemption. The repurchase price per share will be the net asset value next computed after the
Distributor receives an order placed by the dealer or broker. However, if the
Distributor receives a repurchase order from a dealer or broker after the close of the NYSE on a regular business day, it will be processed at that day's net asset value if the order was received by the dealer or broker from its customers prior to the time the NYSE closes. Normally, the NYSE closes at
4:00 p.m., but may do so earlier on some days.

      Ordinarily, for accounts redeemed by a broker-dealer under this procedure, payment will be made within three business days after the shares have been redeemed upon the Distributor's receipt of the required redemption documents in proper form. The signature(s) of the registered owners on the redemption documents must be guaranteed as described in the Prospectus.

Automatic Withdrawal and Exchange Plans. Investors owning shares of the Fund valued at $5,000 or more can authorize the Transfer Agent to redeem shares
(having a value of at least $50) automatically on a monthly, quarterly, semi-annual or annual basis under an Automatic Withdrawal Plan. Shares will be redeemed three business days prior to the date requested by the shareholder for receipt of the payment. Automatic withdrawals of up to $1,500 per month may be requested by telephone if payments are to be made by check payable to all shareholders of record. Payments must also be sent to the address of record for the account and the address must not have been changed within the prior 30 days. Required minimum distributions from
OppenheimerFunds-sponsored retirement plans may not be arranged on this basis.

      Payments are normally made by check, but shareholders having
AccountLink privileges (see "How To Buy Shares") may arrange to have
Automatic Withdrawal Plan payments transferred to the bank account designated on the account application or by signature-guaranteed instructions sent to the Transfer Agent. Shares are normally redeemed pursuant to an Automatic
Withdrawal Plan three business days before the payment transmittal date you select in the account application. If a contingent deferred sales charge applies to the redemption, the amount of the check or payment will be reduced accordingly.

      The Fund cannot guarantee receipt of a payment on the date requested.
The Fund reserves the right to amend, suspend or discontinue offering these plans at any time without prior notice. Because of the sales charge assessed on Class A share purchases, shareholders should not make regular additional
Class A share purchases while participating in an Automatic Withdrawal Plan.
Class B and Class C shareholders should not establish automatic withdrawal plans, because of the potential imposition of the contingent deferred sales charge on such withdrawals (except where the contingent deferred sales charge is waived as described in Appendix B to this SAI).

      By requesting an Automatic Withdrawal or Exchange Plan, the shareholder agrees to the terms and conditions that apply to such plans, as stated below.
These provisions may be amended from time to time by the Fund and/or the
Distributor. When adopted, any amendments will automatically apply to existing Plans.

      |X|   Automatic Exchange Plans. Shareholders can authorize the Transfer
Agent to automatically exchange a pre-determined amount of shares of the Fund for shares (of the same class) of other Oppenheimer funds that offer the exchange privilege on a monthly, quarterly, semi-annual or annual basis under an Automatic Exchange Plan. The minimum amount that may be exchanged to each other fund account is $50. Instructions should be provided on the
OppenheimerFunds application or signature-guaranteed instructions. Exchanges made under these plans are subject to the restrictions that apply to exchanges as set forth in "How to Exchange Shares" in the Prospectus and below in this SAI.

      |X|   Automatic Withdrawal Plans. Fund shares will be redeemed as necessary to meet withdrawal payments. Shares acquired without a sales charge will be redeemed first. Shares acquired with reinvested dividends and capital gains distributions will be redeemed next, followed by shares acquired with a sales charge, to the extent necessary to make withdrawal payments. Depending upon the amount withdrawn, the investor's principal may be depleted. Payments made under these plans should not be considered as a yield or income on your investment.

      The Transfer Agent will administer the investor's Automatic Withdrawal
Plan as agent for the shareholder(s) (the "Planholder") who executed the plan authorization and application submitted to the Transfer Agent. Neither the
Fund nor the Transfer Agent shall incur any liability to the Planholder for any action taken or not taken by the Transfer Agent in good faith to administer the plan. Share certificates will not be issued for shares of the
Fund purchased for and held under the plan, but the Transfer Agent will credit all such shares to the account of the Planholder on the records of the
Fund. Any share certificates held by a Planholder may be surrendered unendorsed to the Transfer Agent with the plan application so that the shares represented by the certificate may be held under the plan.

      For accounts subject to Automatic Withdrawal Plans, distributions of capital gains must be reinvested in shares of the Fund, which will be done at net asset value without a sales charge. Dividends on shares held in the account may be paid in cash or reinvested.

      Shares will be redeemed to make withdrawal payments at the net asset value per share determined on the redemption date. Checks or AccountLink payments representing the proceeds of Plan withdrawals will normally be transmitted three business days prior to the date selected for receipt of the payment, according to the choice specified in writing by the Planholder.
Receipt of payment on the date selected cannot be guaranteed.

      The amount and the interval of disbursement payments and the address to which checks are to be mailed or AccountLink payments are to be sent may be changed at any time by the Planholder by writing to the Transfer Agent. The
Planholder should allow at least two weeks' time after mailing such notification for the requested change to be put in effect. The Planholder may, at any time, instruct the Transfer Agent by written notice to redeem all, or any part of, the shares held under the plan. That notice must be in proper form in accordance with the requirements of the then-current
Prospectus of the Fund. In that case, the Transfer Agent will redeem the number of shares requested at the net asset value per share in effect and will mail a check for the proceeds to the Planholder.

      The Planholder may terminate a Plan at any time by writing to the
Transfer Agent. The Fund may also give directions to the Transfer Agent to terminate a Plan. The Transfer Agent will also terminate a Plan upon its receipt of evidence satisfactory to it that the Planholder has died or is legally incapacitated. Upon termination of a Plan by the Transfer Agent or the Fund, shares that have not been redeemed will be held in uncertificated form in the name of the Planholder. The account will continue as a dividend-reinvestment, uncertificated account unless and until proper instructions are received from the Planholder, his or her executor or guardian, or another authorized person.

      If the Transfer Agent ceases to act as transfer agent for the Fund, the
Planholder will be deemed to have appointed any successor transfer agent to act as agent in administering the plan.

How to Exchange Shares

As stated in the Prospectus, shares of a particular class of Oppenheimer funds having more than one class of shares may be exchanged only for shares of the same class of other Oppenheimer funds. Shares of Oppenheimer funds that have a single class without a class designation are deemed "Class A" shares for this purpose.
You can obtain a current list showing which funds offer which classes of shares by calling the Distributor.

o    All of the Oppenheimer funds currently offer Class A, B, C, N and Y shares with the following exceptions:

      The following funds only offer Class A shares:
      Centennial California Tax Exempt     Centennial New York Tax Exempt
      Trust                                Trust
      Centennial Government Trust          Centennial Tax Exempt Trust
      Centennial Money Market Trust

      The following funds do not offer Class N shares:
   Limited Term New York Municipal Fund      Oppenheimer Rochester Arizona
                                             Municipal Fund
   Oppenheimer AMT-Free Municipals           Oppenheimer Rochester Maryland
                                             Municipal Fund
   Oppenheimer AMT-Free New York Municipals  Oppenheimer Rochester Massachusetts
                                             Municipal Fund
   Oppenheimer California Municipal Fund     Oppenheimer Rochester Michigan
                                             Municipal Fund

   Oppenheimer Institutional Money Market    Oppenheimer Rochester Minnesota
   Fund                                      Municipal Fund
   Oppenheimer Limited Term California       Oppenheimer Rochester National
   Municipal Fund                            Municipals
   Oppenheimer Limited Term Municipal Fund   Oppenheimer Rochester North Carolina

                                             Municipal Fund

   Oppenheimer Money Market Fund, Inc.       Oppenheimer Rochester Ohio Municipal
                                             Fund
   Oppenheimer New Jersey Municipal Fund     Oppenheimer Rochester Virginia
                                             Municipal Fund
   Oppenheimer Pennsylvania Municipal Fund   Oppenheimer Senior Floating Rate Fund
   Oppenheimer Principal Protected Main      Rochester Fund Municipals
   Street Fund II

         The following funds do not offer

         Class Y shares:                     Oppenheimer Pennsylvania Municipal
   Limited Term New York Municipal Fund      Fund
   Oppenheimer AMT-Free Municipals           Oppenheimer Principal Protected Main
                                             Street Fund
   Oppenheimer AMT-Free New York            Oppenheimer Principal Protected Main
   Municipals                               Street Fund II
   Oppenheimer Balanced Fund                Oppenheimer Principal Protected Main
                                            Street Fund III

   Oppenheimer California Municipal Fund    Oppenheimer Quest International Value
                                            Fund, Inc.
   Oppenheimer Capital Income Fund          Oppenheimer Rochester Arizona
                                            Municipal Fund
   Oppenheimer Cash Reserves                Oppenheimer Rochester Maryland
                                            Municipal Fund
   Oppenheimer Convertible Securities Fund  Oppenheimer Rochester Massachusetts
                                            Municipal Fund
   Oppenheimer Dividend Growth Fund         Oppenheimer Rochester Michigan
                                            Municipal Fund

   Oppenheimer Equity Income Fund, Inc.     Oppenheimer Rochester Minnesota
                                            Municipal Fund
   Oppenheimer Gold & Special Minerals      Oppenheimer Rochester National
   Fund                                     Municipals
   Oppenheimer Institutional Money Market   Oppenheimer Rochester North Carolina
   Fund                                     Municipal Fund
   Oppenheimer Limited Term California      Oppenheimer Rochester Ohio Municipal
   Municipal Fund                           Fund
   Oppenheimer Limited Term Municipal Fund  Oppenheimer Rochester Virginia

                                            Municipal Fund

   Oppenheimer New Jersey Municipal Fund

o    Oppenheimer  Money  Market  Fund,  Inc.  only offers  Class A and Class Y shares.

o    Oppenheimer  Institutional Money Market Fund only offers Class E, Class L and Class P shares.

o    Class B and Class C shares of Oppenheimer Cash Reserves are generally available only by exchange from the same class of shares of other
      Oppenheimer funds or through OppenheimerFunds-sponsored 401(k) plans.
o    Class M shares of Oppenheimer Convertible Securities Fund may be exchanged only for Class A shares of other Oppenheimer funds. They may not be acquired by exchange of shares of any class of any other
      Oppenheimer funds except Class A shares of Oppenheimer Money Market
      Fund, Inc. or Oppenheimer Cash Reserves acquired by exchange of Class M shares.

o    Class A shares of Oppenheimer funds may be exchanged at net asset value for shares of any money market fund offered by the Distributor. Shares of certain money market funds purchased without a sales charge may be exchanged for shares of Oppenheimer funds offered with a sales charge upon payment of the sales charge.

o    Shares of the Fund acquired by reinvestment of dividends or distributions from any of the other Oppenheimer funds or from any unit investment trust for which reinvestment arrangements have been made with the Distributor may be exchanged at net asset value for shares of the same class of any of the other Oppenheimer funds into which you may exchange shares.
o    Shares of Oppenheimer Principal Protected Main Street Fund may be
      exchanged at net asset value for shares of the same class of any of the other Oppenheimer funds into which you may exchange shares.  However, shareholders are not permitted to exchange shares of other Oppenheimer funds for shares of Oppenheimer Principal Protected Main Street Fund until after the expiration of the warranty period (8/5/2010).
o    Shares of Oppenheimer Principal Protected Main Street Fund II may be
      exchanged at net asset value for shares of the same class of any of the other Oppenheimer funds into which you may exchange shares. However, shareholders are not permitted to exchange shares of other Oppenheimer funds for shares of Oppenheimer Principal Protected Main Street Fund II
      until after the expiration of the warranty period (3/3/2011).
o    Shares of Oppenheimer Principal Protected Main Street Fund III may be
      exchanged at net asset value for shares of the same class of any of the other Oppenheimer funds into which you may exchange shares. However, shareholders are not permitted to exchange shares of other Oppenheimer funds for shares of Oppenheimer Principal Protected Main Street Fund
      III until after the expiration of the warranty period (12/16/2011).

o    Class A, Class B, Class C and Class N shares of Oppenheimer Developing
      Markets Fund may be acquired by exchange only with a minimum initial investment of $50,000.  An existing shareholder of that fund may make additional exchanges into that fund with as little as $50.
o    Shares of Oppenheimer International Small Company Fund may be acquired only by existing shareholders of that fund. Existing shareholders may make exchanges into the fund with as little as $50.
o    In most cases, shares of Oppenheimer Small- & Mid-Cap Value Fund may be acquired only by shareholders who currently own shares of that fund.
o    Oppenheimer Global Value Fund only offers Class A and Class Y shares.
      Class Y shares of that fund may be acquired only by participants in certain group retirement plans that have an agreement with the
      Distributor.

      The Fund may amend, suspend or terminate the exchange privilege at any time. Although the Fund may impose these changes at any time, it will provide you with notice of those changes whenever it is required to do so by applicable law.
It may be required to provide 60 days' notice prior to materially amending or terminating the exchange privilege. That 60 day notice is not required in extraordinary circumstances.

      |X|   How Exchanges Affect Contingent Deferred Sales Charges. No
contingent deferred sales charge is imposed on exchanges of shares of any class purchased subject to a contingent deferred sales charge, with the following exceptions:

o    When Class A shares of any Oppenheimer fund acquired by exchange of
Class A shares of any Oppenheimer fund purchased subject to a Class A contingent deferred sales charge are redeemed within 18 months measured from the beginning of the calendar month of the initial purchase of the exchanged
Class A shares, the Class A contingent deferred sales charge is imposed on the redeemed shares. Except, however, with respect to Class A shares of
Oppenheimer Rochester National Municipals and Rochester Fund Municipals
acquired prior to October 22, 2007, in which case the Class A contingent deferred sales charge is imposed on the acquired shares if they are redeemed within 24 months measured from the beginning of the calendar month of the initial purchase of the exchanged Class A shares.

o    When Class A shares of Oppenheimer Rochester National Municipals and
Rochester Fund Municipals acquired prior to October 22, 2007 by exchange of
Class A shares of any Oppenheimer fund purchased subject to a Class A contingent deferred sales charge are redeemed within 24 months of the beginning of the calendar month of the initial purchase of the exchanged
Class A shares, the Class A contingent deferred sales charge is imposed on the redeemed shares.

o    If any Class A shares of another Oppenheimer fund that are exchanged for
Class A shares of Oppenheimer Senior Floating Rate Fund are subject to the
Class A contingent deferred sales charge of the other Oppenheimer fund at the time of exchange, the holding period for that Class A contingent deferred sales charge will carry over to the Class A shares of Oppenheimer Senior
Floating Rate Fund acquired in the exchange. The Class A shares of
Oppenheimer Senior Floating Rate Fund acquired in that exchange will be subject to the Class A Early Withdrawal Charge of Oppenheimer Senior Floating
Rate Fund if they are repurchased before the expiration of the holding period.

o    When Class A shares of Oppenheimer Cash Reserves and Oppenheimer Money
Market Fund, Inc. acquired by exchange of Class A shares of any Oppenheimer fund purchased subject to a Class A contingent deferred sales charge are redeemed within the Class A holding period of the fund from which the shares were exchanged, the Class A contingent deferred sales charge of the fund from which the shares were exchanged is imposed on the redeemed shares.

o    Except with respect to the Class B shares described in the next two paragraphs, the contingent deferred sales charge is imposed on Class B shares acquired by exchange if they are redeemed within six years of the initial purchase of the exchanged Class B shares.

o    With respect to Class B shares of Oppenheimer Limited Term California
Municipal Fund, Oppenheimer Limited-Term Government Fund, Oppenheimer Limited
Term Municipal Fund, Limited Term New York Municipal Fund and Oppenheimer
Senior Floating Rate Fund, the Class B contingent deferred sales charge is imposed on the acquired shares if they are redeemed within five years of the initial purchase of the exchanged Class B shares.

o    With respect to Class B shares of Oppenheimer Cash Reserves that were acquired through the exchange of Class B shares initially purchased in the
Oppenheimer Capital Preservation Fund, the Class B contingent deferred sales charge is imposed on the acquired shares if they are redeemed within five years of that initial purchase.

o    With respect to Class C shares, the Class C contingent deferred sales charge is imposed on Class C shares acquired by exchange if they are redeemed within 12 months of the initial purchase of the exchanged Class C shares.

o    When Class B or Class C shares are redeemed to effect an exchange, the priorities described in "How To Buy Shares" in the Prospectus for the imposition of the Class B or Class C contingent deferred sales charge will be followed in determining the order in which the shares are exchanged. Before exchanging shares, shareholders should take into account how the exchange may affect any contingent deferred sales charge that might be imposed in the subsequent redemption of remaining shares.

      Shareholders owning shares of more than one class must specify which class of shares they wish to exchange.

      |X|   Telephone Exchange Requests. When exchanging shares by telephone, a shareholder must have an existing account in the fund to which the exchange is to be made. Otherwise, the investors must obtain a prospectus of that fund before the exchange request may be submitted. If all telephone lines are busy (which might occur, for example, during periods of substantial market fluctuations), shareholders might not be able to request exchanges by telephone and would have to submit written exchange requests.

      |X|   Processing Exchange Requests. Shares to be exchanged are redeemed on the regular business day the Transfer Agent receives an exchange request in proper form (the "Redemption Date"). Normally, shares of the fund to be acquired are purchased on the Redemption Date, but such purchases may be delayed by either fund up to five business days if it determines that it would be disadvantaged by an immediate transfer of the redemption proceeds.
The Fund reserves the right, in its discretion, to refuse any exchange request that may disadvantage it. For example, if the receipt of multiple exchange requests might require the disposition of portfolio securities at a time or at a price that might be disadvantageous to the Fund, the Fund may refuse the request.

      When you exchange some or all of your shares from one fund to another, any special account features that are available in the new fund (such as an
Asset Builder Plan or Automatic Withdrawal Plan) will be switched to the new fund account unless you tell the Transfer Agent not to do so.

      In connection with any exchange request, the number of shares exchanged may be less than the number requested if the exchange or the number requested would include shares subject to a restriction cited in the Prospectus or this
SAI, or would include shares covered by a share certificate that is not tendered with the request. In those cases, only the shares available for exchange without restriction will be exchanged.

      The different Oppenheimer funds available for exchange have different investment objectives, policies and risks. A shareholder should assure that the fund selected is appropriate for his or her investment and should be aware of the tax consequences of an exchange. For federal income tax purposes, an exchange transaction is treated as a redemption of shares of one fund and a purchase of shares of another. "Reinvestment Privilege," above, discusses some of the tax consequences of reinvestment of redemption proceeds in such cases. The Fund, the
Distributor, and the Transfer Agent are unable to provide investment, tax or legal advice to a shareholder in connection with an exchange request or any other investment transaction.

Dividends, Capital Gains and Taxes

Dividends and Distributions. Dividends will be payable on shares held of record at the time of the previous determination of net asset value, or as otherwise described in "How to Buy Shares."  Daily dividends will not be declared or paid on newly purchased shares until such time as Federal Funds
(funds credited to a member bank's account at the Federal Reserve Bank) are available from the purchase payment for such shares. Normally, purchase checks received from investors are converted to Federal Funds on the next business day. Shares purchased through dealers or brokers normally are paid for by the third business day following the placement of the purchase order.

     Shares redeemed through the regular redemption procedure will be paid dividends through and including the day on which the redemption request is received by the Transfer Agent in proper form. Dividends will be declared on shares repurchased by a dealer or broker for three business days following the trade date (that is, up to and including the day prior to settlement of the repurchase). If all shares in an account are redeemed, all dividends accrued on shares of the same class in the account will be paid together with the redemption proceeds.

     The Fund's practice of attempting to pay dividends on Class A shares at a constant level requires the Manager to monitor the Fund's portfolio and, if necessary, to select higher-yielding securities when it is deemed appropriate to seek income at the level needed to meet the target. Those securities must be within the Fund's investment parameters, however. The Fund expects to pay dividends at a targeted level from its net investment income and other distributable income without any impact on the net asset values per share.

     Dividends, distributions and proceeds of the redemption of Fund shares represented by checks returned to the Transfer Agent by the Postal Service as undeliverable will be invested in shares of Oppenheimer Money Market Fund,
Inc. Reinvestment will be made as promptly as possible after the return of such checks to the Transfer Agent, to enable the investor to earn a return on otherwise idle funds. Unclaimed accounts may be subject to state escheatment laws, and the Fund and the Transfer Agent will not be liable to shareholders or their representatives for compliance with those laws in good faith.

      The amount of a distribution paid on a class of shares may vary from time to time depending on market conditions, the composition of the Fund's portfolio, and expenses borne by the Fund or borne separately by a class. Dividends are calculated in the same manner, at the same time and on the same day for shares of each class. However, dividends on Class B and Class C shares are expected to be lower than dividends on Class A shares. That is due to the effect of the asset-based sales charge on Class B and Class C shares. Those dividends will also differ in amount as a consequence of any difference in net asset value among the different classes of shares.

Tax Status of the Fund's Dividends, Distributions and Redemptions of Shares.
The federal tax treatment of the Fund's distributions is briefly highlighted in the Prospectus. The following is only a summary of certain additional tax considerations generally affecting the Fund and its shareholders.

      The tax discussion in the Prospectus and this SAI is based on tax law in effect on the date of the Prospectus and this SAI. Those laws and regulations may be changed by legislative, judicial, or administrative action, sometimes with retroactive effect. State and local tax treatment of exempt-interest dividends and potential capital gain distributions from regulated investment companies may differ from the treatment under the
Internal Revenue Code described below. Potential purchasers of shares of the
Fund are urged to consult their tax advisors with specific reference to their own tax circumstances as well as the consequences of federal, state and local tax rules affecting an investment in the Fund.

Qualification as a Regulated Investment Company. The Fund has elected to be taxed as a regulated investment company under Subchapter M of the Internal
Revenue Code of 1986, as amended.  As a regulated investment company, the
Fund is not subject to federal income tax on the portion of its net investment income (that is, taxable interest, dividends, and other taxable ordinary income, net of expenses) and capital gain net income (that is, the excess of capital gains over capital losses) that it distributed to shareholders.

      If the Fund qualifies as a "regulated investment company" under the
Internal Revenue Code, it will not be liable for federal income tax on amounts it pays as dividends and other distributions.  That qualification enables the Fund to "pass through" its income and realized capital gains to shareholders without having to pay tax on them.  The Fund qualified as a regulated investment company in its last fiscal year and intends to qualify in future years, but reserves the right not to qualify.  The Internal Revenue
Code contains a number of complex tests to determine whether the Fund qualifies.  The Fund might not meet those tests in a particular year.  If it does not qualify, the Fund will be treated for tax purposes as an ordinary corporation and will receive no tax deduction for payments of dividends and other distributions made to shareholders.  In such an instance, all of the
Fund's distributions from earnings and profits to its shareholders would be taxable as ordinary dividend income eligible for the maximum 15% tax rate for non-corporate shareholders (for taxable years beginning prior to 2011) and the dividends-received deduction for corporate shareholders.  However, distributions of income derived from tax-exempt municipal securities would no longer qualify for treatment as exempt-interest dividends.

     To qualify as a regulated investment company, the Fund must distribute at least 90% of its investment company taxable income (in brief, net investment income and the excess of net short-term capital gain over net long-term capital loss) and at least 90% of its net tax-exempt income for the taxable year.  The Fund must also satisfy certain other requirements of the
Internal Revenue Code, some of which are described below.  Distributions by the Fund made during the taxable year or, under specified circumstances, within 12 months after the close of the taxable year, will be considered distributions of income and gains for the taxable year and will therefore count toward satisfaction of the above-mentioned requirement.

      The Fund also must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies, net income from qualified publicly-traded partnerships (i.e., publicly-traded partnerships that are treated as partnerships for tax purposes and derive at least 90% of their income from certain passive sources) and certain other income.

      In addition to satisfying the requirements described above, the Fund must satisfy an asset diversification test in order to qualify as a regulated investment company.  Under this test, at the close of each quarter of the
Fund's taxable year, at least 50% of the value of the Fund's assets must consist of cash and cash items (including receivables), U.S. government securities, securities of other regulated investment companies, and securities of other issuers.  As to each of those other issuers, the Fund must not have invested more than 5% of the value of the Fund's total assets in securities of such issuer and the Fund must not hold more than 10% of the outstanding voting securities of such issuer.  No more than 25% of the value of the Fund's total assets may be invested in the securities of any one issuer (other than U.S. government securities and securities of other regulated investment companies), of two or more issuers (other than regulated investment companies) that the Fund controls and that are engaged in the same or similar trades or businesses, or of one or more qualified publicly-traded partnerships.  For purposes of this test, obligations issued or guaranteed by certain agencies or instrumentalities of the U.S. government are treated as
U.S. government securities.

      Excise Tax on Regulated Investment Companies.  Under the Internal
Revenue Code, by December 31 each year, the Fund must distribute 98% of its taxable net investment income earned from January 1 through December 31 of that year and 98% of its capital gain net income realized in the period from
November 1 of the prior year through October 31 of the current year.  If it does not, the Fund must pay an excise tax on the amounts not distributed.  It is presently anticipated that the Fund will meet these requirements.  To meet these requirements in certain circumstances the Fund might be required to liquidate portfolio investment to make sufficient distributions to avoid excise tax liability.  However, the Board of Trustees and the Manager might determine in a particular year that it would be in the best interests of shareholders for the Fund not to make such distributions at the required levels and to pay the excise tax on the undistributed amounts.  That would reduce the amount of income or capital gains available for distribution to shareholders.  The distribution requirement applies to only taxable income of the Fund, and therefore, may have little effect because it is anticipated that most of the Fund's income will be tax-exempt.

      Taxation of Fund Distributions.  Distributions by the Fund will be treated in the manner described below regardless of whether the distributions are paid in cash or reinvested in additional shares of the Fund (or of another fund).  The Fund's distributions will be treated as dividends to the extent paid from the Fund's earnings and profits (as determined under the
Internal Revenue Code).  Distributions in excess of a Fund's earnings and profits will first reduce the adjusted tax basis of a shareholder's shares and, after such tax basis is reduced to zero, will constitute capital gain to the shareholder (assuming the shares are held as a capital asset).  The
Fund's dividends will not be eligible for the dividends-received deduction for corporations.  Shareholders reinvesting a distribution in shares of the
Fund or another fund will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

      Exempt-Interest Dividends.  The Fund intends to satisfy the requirements under the Internal Revenue Code during each fiscal year to pay
"exempt-interest dividends" to its shareholders.  To qualify, at the end of each quarter of its taxable year, at least 50% of the value of the Fund's total assets must consist of obligations described in Section 103(a) of the
Internal Revenue Code, as amended.  Dividends that are derived from net interest income earned by the Fund on tax-exempt municipal securities and designated as "exempt-interest dividends" in a written notice sent by the
Fund to its shareholders within 60 days after the close of the Fund's taxable year will be excludable from gross income of shareholders for federal income tax purposes.  To the extent the Fund fails to qualify to pay exempt-interest dividends in any given taxable year, such dividends would be included in the gross income of shareholders for federal income tax purposes.

      The Fund will allocate interest from tax-exempt municipal securities
(as well as ordinary income, capital gains, and tax preference items discussed below) among the shares according to a method that is based on the gross income allocable to each class of shareholders during the taxable year
(or under another method, if prescribed by the IRS and SEC).  The percentage of each distribution with respect to a taxable year of the Fund that is an exempt-interest dividend will be the same, even though that percentage may differ substantially from the percentage of the Fund's income that was tax-exempt during a particular portion of the year.  This percentage normally will be designated after the close of the taxable year.

      Exempt-interest dividends are excludable from a shareholder's gross income for federal income tax purposes.  Interest on indebtedness incurred or continued to purchase or carry shares of a regulated investment company paying exempt-interest dividends, such as the Fund, will not be deductible by the investor for federal income tax purposes to the extent attributable to
exempt-interest dividends.   Shareholders receiving Social Security or
railroad retirement benefits should be aware that exempt-interest dividends are a factor in determining whether, and to what extent, such benefits are subject to federal income tax.

      A portion of the exempt-interest dividends paid by the Fund may give rise to liability under the federal alternative minimum tax for individual or corporate shareholders.  Income on certain private activity bonds issued after August 7, 1986, while excludable from gross income for purposes of the federal income tax, is an item of "tax preference" that must be included in income for purposes of the federal alternative minimum tax for individuals and corporations.  "Private activity bonds" are bonds that are used for purposes not generally performed by governmental entities and that benefit non-governmental entities.  The amount of any exempt-interest dividends that is attributable to tax preference items for purposes of the alternative minimum tax will be identified when tax information is distributed by the
Fund.

      In addition, corporate taxpayers are subject to the federal alternative minimum tax based in part on certain differences between taxable income as adjusted for other tax preferences and the corporation's "adjusted current earnings," which more closely reflect a corporation's economic income.
Because an exempt-interest dividend paid by the Fund will be included in adjusted current earnings, a corporate shareholder may be required to pay alternative minimum tax on exempt-interest dividends paid by the Fund.

      Shareholders are advised to consult their tax advisors with respect to their liability for federal alternative minimum tax, and for advice concerning the loss of exclusion from gross income for exempt-interest dividends paid to a shareholder who would be treated as a "substantial user"
or "related person" under Section 147(a) of the Internal Revenue Code with respect to property financed with the proceeds of an issue of private activity bonds held by the Fund.

      Ordinary Interest Dividends.  A shareholder receiving a dividend from income earned by the Fund from one or more of the following sources must treat the dividend as ordinary income in the computation of the shareholder's gross income, regardless of whether the dividend is reinvested:

       (1)  certain  taxable  temporary  investments  (such as certificates of deposit,  repurchase agreements,  commercial paper and obligations of the U.S. government, its agencies and instrumentalities);
       (2)  income from securities loans;
       (3)  income or gains from options or futures;
       (4)  any net short-term capital gain; and
       (5)  any market discount accrual on tax-exempt bonds.

Certain dividend income and long-term capital gains are eligible for taxation at a reduced rate that applies to non-corporate shareholders for taxable years beginning prior to 2011.  Under these rules, a portion of ordinary income dividends constituting "qualified dividend income," when paid by a regulated investment company to non-corporate shareholders, may be taxable to such shareholders at long-term capital gain rates.  However, to the extent the Fund's distributions are derived from income on debt securities, they will not be qualified dividend income.  Consequently, the Fund's ordinary income dividends generally will not be eligible for taxation at the reduced rate.

      In any year in which the Fund qualifies as a regulated investment company under the Internal Revenue Code, the Fund will also be exempt from
New York corporate income and franchise taxes. It will also be qualified under New York law to pay exempt-interest dividends that will be exempt from
New York State and New York City personal income taxes. That exemption applies to the extent that the Fund's distributions are attributable to interest on New York municipal securities. Distributions from the Fund attributable to income from sources other than New York municipal securities and U.S. government obligations will generally be subject to New York State and New York City personal income taxes as ordinary income.

      Distributions by the Fund from investment income and long- and short-term capital gains will generally not be excludable from taxable net investment income in determining New York corporate franchise tax and New
York City general corporation tax for corporate shareholders of the Fund.
Additionally, certain distributions paid to corporate shareholders of the
Fund may be includable in income subject to the New York alternative minimum tax.

               Capital Gains.  The Fund may either retain or distribute to shareholders its net capital gain for each taxable year.  The Fund currently intends to distribute any such amounts.  If the net capital gain is distributed and properly designated as a capital gain dividend in reports sent to shareholders in January of each year, it will be taxable to shareholders as a long-term capital gain, regardless of how long a shareholder has held his or her shares or whether that gain was recognized by the Fund before the shareholder acquired his or her shares.  The tax rate on long-term capital gain applicable to non-corporate shareholders has been reduced for taxable years beginning prior to 2011.

      If the Fund elects to retain its net capital gain, the Fund will be subject to tax on the gain at the 35% corporate tax rate, and will provide to shareholders of record on the last day of its taxable year information regarding their pro rata shares of the gain and tax paid.  In this case, each shareholder will be required to report a pro rata share of such gain on the shareholder's tax return as long-term capital gain, will receive a refundable tax credit for a pro rata share of tax paid by the Fund on the gain, and will increase the tax basis for the shareholder's shares of the Fund by an amount equal to the excess of the deemed distribution over the tax credit.

      Backup withholding.  The Fund will be required in certain cases to withhold 28% of ordinary income dividends, capital gain distributions and the proceeds of the redemption of shares, paid to any shareholder (1) who has failed to provide a correct taxpayer identification number or to properly certify that number when required, (2) who is subject to backup withholding for failure to report properly the receipt of interest or dividend income, or
(3) who has failed to certify to the Fund that the shareholder is not subject to backup withholding or is an "exempt recipient" (such as a corporation).
Any tax withheld by the Fund is remitted by the Fund to the U.S. Treasury and is identified in reports mailed to shareholders in January of each year with a copy sent to the IRS.  Backup withholding is not an additional tax.  Any amount withheld generally may be allowed as a refund or a credit against a shareholder's federal income tax liability, provided the required information is timely provided to the IRS.

          Tax Effects of Redemptions of Shares.  If a shareholder redeems all or a portion of his or her shares, the shareholder will recognize a gain or loss on the redeemed shares in an amount equal to the difference between the proceeds of the redeemed shares and the shareholder's adjusted tax basis in the shares (including tax basis arising from reinvestment of dividends).  All or a portion of any loss recognized in that manner may be disallowed if the shareholder purchases other shares of the Fund within 30 days before or after the redemption (including purchases through the reinvestment of dividends).
In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss.  Losses realized by a shareholder on the redemption of
Fund shares within six months of purchase will be disallowed for federal income tax purposes to the extent of exempt-interest dividends received on such shares.  If a shareholder of the Fund exercises an exchange privilege within 90 days of acquiring the shares of the Fund, then the loss that the shareholder recognizes on the exchange will be reduced (or the gain increased) to the extent any sales charge paid on the exchanged Fund shares reduces any charge the shareholder would have owed upon the purchase of the new shares in the absence of the exchange privilege.  Instead, such sales charge will be treated as an amount paid for the new shares.

            In general, any gain or loss arising from the redemption of shares of the Fund will be considered capital gain or loss, if the shares were held as a capital asset.  It will be long-term capital gain or loss if the shares were held for more than one year.  However, any capital loss arising from the redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of the amount of capital gain dividends received on those shares.  Special holding period rules under the Internal Revenue Code apply in this case to determine the holding period of shares and there are limits on the deductibility of capital losses in any year.

      Foreign Shareholders.  Under U.S. tax law, taxation of a shareholder who is a foreign person (including, but not limited to, a nonresident alien individual, a foreign trust, a foreign estate, a foreign corporation, or a foreign partnership) primarily depends on whether the foreign person's income from the Fund is effectively connected with the conduct of a U.S. trade or business.  Typically, ordinary income dividends paid from a mutual fund are not considered "effectively connected" income.

      Ordinary income dividends that are paid by the Fund (and are deemed not
"effectively connected income") to foreign persons will be subject to a U.S.
tax withheld by the Fund at a rate of 30%, provided the Fund obtains a properly completed and signed IRS Form W-8BEN or substitute form.  The tax rate may be reduced if the foreign person's country of residence has a tax treaty with the U.S. allowing for a reduced tax rate on ordinary income dividends paid by the Fund.  Any tax withheld by the Fund is remitted by the
Fund to the U.S. Treasury and all income and any tax withheld is identified in reports mailed to shareholders in March of each year, with a copy sent to the IRS.

      If the ordinary income dividends from the Fund are effectively connected with the conduct of a U.S. trade or business, then the foreign person may claim an exemption from the U.S. withholding tax described above provided the Fund obtains a properly completed and signed IRS Form W-8ECI or substitute form.  Exempt-interest dividends as well as ordinary income dividends paid by the Fund would be included in the earnings and profits of a foreign corporation for purposes of the branch profits tax on dividend equivalent amounts.

      If a foreign person fails to provide a certification of foreign status, the Fund will be required to withhold U.S. tax at a rate of 28% on ordinary income dividends, capital gains distributions (including short-term and long-term) and the proceeds of the redemption of shares under the backup withholding provisions.  Any tax withheld (in this situation) by the Fund is remitted by the Fund to the U.S. Treasury and all income and any tax withheld is identified in reports mailed to shareholders in January of each year with a copy sent to the IRS.

      The tax consequences to foreign person entitled to claim the benefits of an applicable tax treaty may be different from those described herein.
Foreign shareholders are urged to consult their own tax advisors or the U.S.
Internal Revenue Service with respect to the particular tax consequences to them of an investment in the Fund, including the applicability of the U.S.
withholding taxes described above.

Dividend Reinvestment in Another Fund.  Shareholders of the Fund may elect to reinvest all dividends and/or capital gains distributions in shares of the same class of any of the other Oppenheimer funds into which you may exchange shares.
Reinvestment will be made without sales charge at the net asset value per share in effect at the close of business on the payable date of the dividend or distribution.  To elect this option, the shareholder must notify the Transfer
Agent in writing and must have an existing account in the fund selected for reinvestment.  Otherwise the shareholder first must obtain a prospectus for that fund and an application from the Distributor to establish an account.  Dividends and/or distributions from shares of certain other Oppenheimer funds may be invested in shares of this Fund on the same basis.

Additional Information About the Fund

The Distributor. The Fund's shares are sold through dealers, brokers and other financial institutions that have a sales agreement with OppenheimerFunds
Distributor, Inc., a subsidiary of the Manager that acts as the Fund's
Distributor. The Distributor also distributes shares of the other Oppenheimer funds and is sub-distributor for funds managed by a subsidiary of the Manager.

The Transfer Agent. OppenheimerFunds Services, the Fund's Transfer Agent, is a
division of the Manager. It is responsible for maintaining the Fund's shareholder registry and shareholder accounting records, and for paying dividends and distributions to shareholders. It also handles shareholder servicing and administrative functions. It serves as the Transfer Agent for an annual per account fee. It also acts as shareholder servicing agent for the other
Oppenheimer funds.  Shareholders should direct inquiries about their accounts to the Transfer Agent at the address and toll-free numbers shown on the back cover.

The Custodian Bank. Citibank, N.A. is the custodian of the Fund's assets. The custodian's responsibilities include safeguarding and controlling the Fund's portfolio securities and handling the delivery of such securities to and from the
Fund. It is the practice of the Fund to deal with the custodian in a manner uninfluenced by any banking relationship the custodian may have with the Manager and its affiliates. The Fund's cash balances with the custodian in excess of
$100,000 are not protected by federal deposit insurance.  Those uninsured balances at times may be substantial.

Independent Registered Public Accounting Firm. KPMG LLP serves as the independent registered public accounting firm for the Fund.  KPMG LLP audits the Fund's financial statements and performs other related audit services.  KPMG LLP also acts as the independent registered public accounting firm for the Manager and certain other funds advised by the Manager and its affiliates. Audit and non-audit services provided by KPMG LLP to the Fund must be pre-approved by the
Audit Committee.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE BOARD OF TRUSTEES AND SHAREHOLDERS OF
OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS:

We have audited the accompanying statement of assets and liabilities of
Oppenheimer AMT-Free New York Municipals, including the statement of investments, as of September 30, 2007, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with the standards of the Public
Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.
An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2007, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of
Oppenheimer AMT-Free New York Municipals as of September 30, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

KPMG LLP

Denver, Colorado
November 16, 2007

STATEMENT OF INVESTMENTS  September 30, 2007
--------------------------------------------------------------------------------

     PRINCIPAL                                                                                                              VALUE
        AMOUNT                                                                           COUPON       MATURITY         SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--120.5%
---------------------------------------------------------------------------------------------------------------------------------
NEW YORK--93.8%
$      700,000   Albany County, NY IDA (Albany College of Pharmacy)                       5.625%    12/01/2034     $      713,790
---------------------------------------------------------------------------------------------------------------------------------
       200,000   Albany County, NY IDA (Wildwood Programs)                                4.900     07/01/2021            198,760
---------------------------------------------------------------------------------------------------------------------------------
       125,000   Albany County, NY IDA (Wildwood Programs)                                5.000     07/01/2026            123,270
---------------------------------------------------------------------------------------------------------------------------------
       300,000   Albany, NY IDA (Albany Law School)                                       5.000     07/01/2031            293,649
---------------------------------------------------------------------------------------------------------------------------------
       335,000   Albany, NY IDA (Brighter Choice Charter School)                          5.000     04/01/2027            320,712
---------------------------------------------------------------------------------------------------------------------------------
       150,000   Albany, NY IDA (Brighter Choice Charter School)                          5.000     04/01/2032            141,219
---------------------------------------------------------------------------------------------------------------------------------
       100,000   Albany, NY IDA (Brighter Choice Charter School)                          5.000     04/01/2037             93,224
---------------------------------------------------------------------------------------------------------------------------------
    14,500,000   Albany, NY IDA (Charitable Leadership)                                   5.750     07/01/2026         14,558,435
---------------------------------------------------------------------------------------------------------------------------------
     1,000,000   Albany, NY IDA (Charitable Leadership)                                   6.000     07/01/2019          1,023,550
---------------------------------------------------------------------------------------------------------------------------------
       100,000   Albany, NY IDA (New Covenant Charter School)                             7.000     05/01/2025             84,226
---------------------------------------------------------------------------------------------------------------------------------
     1,140,000   Albany, NY IDA (Sage Colleges)                                           5.250     04/01/2019          1,161,820
---------------------------------------------------------------------------------------------------------------------------------
       500,000   Albany, NY IDA (Sage Colleges)                                           5.300     04/01/2029            505,280
---------------------------------------------------------------------------------------------------------------------------------
       100,000   Albany, NY Municipal Water Finance Authority                             5.000     12/01/2033            100,759
---------------------------------------------------------------------------------------------------------------------------------
        10,000   Albany, NY Parking Authority                                             5.625     07/15/2025             10,399
---------------------------------------------------------------------------------------------------------------------------------
        30,000   Allegany County, NY IDA (Houghton College)                               5.250     01/15/2024             30,282
---------------------------------------------------------------------------------------------------------------------------------
       100,000   Amherst, NY Ice Rink Acquisition                                         5.500     12/01/2019            101,341
---------------------------------------------------------------------------------------------------------------------------------
     1,375,000   Amherst, NY IDA (Beechwood Health Care Center)                           5.200     01/01/2040          1,230,391
---------------------------------------------------------------------------------------------------------------------------------
        50,000   Bethlehem, NY IDA (American Hsg. Foundation)                             6.875     06/01/2039             53,795
---------------------------------------------------------------------------------------------------------------------------------
     5,895,000   Brookhaven, NY IDA (Alternatives for Children)                           7.550     02/01/2033          6,216,395
---------------------------------------------------------------------------------------------------------------------------------
     9,235,000   Brookhaven, NY IDA (Dowling College)                                     6.750     11/01/2032          9,774,232
---------------------------------------------------------------------------------------------------------------------------------
       350,000   Broome County, NY IDA (University Plaza)                                 5.200     08/01/2030            347,431
---------------------------------------------------------------------------------------------------------------------------------
       250,000   Broome County, NY IDA (University Plaza)                                 5.200     08/01/2036            245,403
---------------------------------------------------------------------------------------------------------------------------------
       300,000   Bushnell Basin, NY Fire Assoc. (Volunteer Fire Dept.)                    5.750     11/01/2030            297,747
---------------------------------------------------------------------------------------------------------------------------------
        25,000   Canandaigua & Bristol, NY GO                                             5.000     12/15/2027             25,483
---------------------------------------------------------------------------------------------------------------------------------
        30,000   Canandaigua & Bristol, NY GO                                             5.000     12/15/2028             30,470
---------------------------------------------------------------------------------------------------------------------------------
        30,000   Canandaigua & Bristol, NY GO                                             5.000     12/15/2029             30,466
---------------------------------------------------------------------------------------------------------------------------------
        30,000   Canandaigua & Bristol, NY GO                                             5.000     12/15/2030             30,345
---------------------------------------------------------------------------------------------------------------------------------
        35,000   Canandaigua & Bristol, NY GO                                             5.000     12/15/2031             35,262
---------------------------------------------------------------------------------------------------------------------------------
        35,000   Canandaigua & Bristol, NY GO                                             5.000     12/15/2032             35,181
---------------------------------------------------------------------------------------------------------------------------------
        35,000   Canandaigua & Bristol, NY GO                                             5.000     12/15/2033             35,178
---------------------------------------------------------------------------------------------------------------------------------
        40,000   Canandaigua & Bristol, NY GO                                             5.000     12/15/2034             40,143
---------------------------------------------------------------------------------------------------------------------------------
        40,000   Canandaigua & Bristol, NY GO                                             5.000     12/15/2035             40,140
---------------------------------------------------------------------------------------------------------------------------------
        45,000   Canandaigua & Bristol, NY GO                                             5.000     12/15/2036             45,086
---------------------------------------------------------------------------------------------------------------------------------
        45,000   Canandaigua & Bristol, NY GO                                             5.000     12/15/2037             45,014
---------------------------------------------------------------------------------------------------------------------------------
        50,000   Canandaigua & Bristol, NY GO                                             5.000     12/15/2038             50,008
---------------------------------------------------------------------------------------------------------------------------------
        50,000   Canandaigua & Bristol, NY GO                                             5.000     12/15/2039             49,996
---------------------------------------------------------------------------------------------------------------------------------
        55,000   Canandaigua & Bristol, NY GO                                             5.000     12/15/2040             54,978
---------------------------------------------------------------------------------------------------------------------------------
        55,000   Canandaigua & Bristol, NY GO                                             5.000     12/15/2041             54,951

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

     PRINCIPAL                                                                                                              VALUE
        AMOUNT                                                                           COUPON       MATURITY         SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$       60,000   Canandaigua & Bristol, NY GO                                             5.000%    12/15/2042     $       59,926
---------------------------------------------------------------------------------------------------------------------------------
        85,000   Cattaraugus County, NY IDA (Olean General Hospital)                      5.250     08/01/2023             86,780
---------------------------------------------------------------------------------------------------------------------------------
       500,000   Cattaraugus County, NY IDA (St. Bonaventure University)                  5.000     05/01/2023            495,970
---------------------------------------------------------------------------------------------------------------------------------
       620,000   Cattaraugus County, NY IDA (St. Bonaventure University)                  5.100     05/01/2031            605,424
---------------------------------------------------------------------------------------------------------------------------------
     1,650,000   Cayuga County, NY COP (Auburn Memorial Hospital)                         6.000     01/01/2021          1,652,112
---------------------------------------------------------------------------------------------------------------------------------
        90,000   Chautauqua, NY Utility District                                          5.000     06/01/2022             93,426
---------------------------------------------------------------------------------------------------------------------------------
       100,000   Chautauqua, NY Utility District                                          5.000     06/01/2024            103,153
---------------------------------------------------------------------------------------------------------------------------------
       110,000   Chautauqua, NY Utility District                                          5.000     06/01/2026            112,597
---------------------------------------------------------------------------------------------------------------------------------
     1,700,000   Clarence, NY IDA (Bristol Village)                                       6.000     01/20/2044          1,837,768
---------------------------------------------------------------------------------------------------------------------------------
       105,000   Coeymans, NY Fire District                                               5.000     10/15/2019            110,485
---------------------------------------------------------------------------------------------------------------------------------
       105,000   Coeymans, NY Fire District                                               5.000     10/15/2020            110,136
---------------------------------------------------------------------------------------------------------------------------------
       110,000   Coeymans, NY Fire District                                               5.000     10/15/2021            114,923
---------------------------------------------------------------------------------------------------------------------------------
       115,000   Coeymans, NY Fire District                                               5.000     10/15/2022            119,750
---------------------------------------------------------------------------------------------------------------------------------
       125,000   Coeymans, NY Fire District                                               5.000     10/15/2023            129,819
---------------------------------------------------------------------------------------------------------------------------------
       130,000   Coeymans, NY Fire District                                               5.000     10/15/2024            134,567
---------------------------------------------------------------------------------------------------------------------------------
       135,000   Coeymans, NY Fire District                                               5.000     10/15/2025            139,374
---------------------------------------------------------------------------------------------------------------------------------
       140,000   Coeymans, NY Fire District                                               5.000     10/15/2026            144,060
---------------------------------------------------------------------------------------------------------------------------------
        15,000   Deerfield, NY GO                                                         5.500     06/15/2021             15,909
---------------------------------------------------------------------------------------------------------------------------------
        15,000   Deerfield, NY GO                                                         5.500     06/15/2022             15,843
---------------------------------------------------------------------------------------------------------------------------------
        15,000   Deerfield, NY GO                                                         5.500     06/15/2023             15,800
---------------------------------------------------------------------------------------------------------------------------------
        15,000   Deerfield, NY GO                                                         5.500     06/15/2024             15,840
---------------------------------------------------------------------------------------------------------------------------------
        20,000   Deerfield, NY GO                                                         5.500     06/15/2025             21,032
---------------------------------------------------------------------------------------------------------------------------------
        20,000   Deerfield, NY GO                                                         5.600     06/15/2026             20,946
---------------------------------------------------------------------------------------------------------------------------------
        20,000   Deerfield, NY GO                                                         5.600     06/15/2027             20,914
---------------------------------------------------------------------------------------------------------------------------------
        20,000   Deerfield, NY GO                                                         5.600     06/15/2028             20,842
---------------------------------------------------------------------------------------------------------------------------------
        25,000   Deerfield, NY GO                                                         5.600     06/15/2029             26,002
---------------------------------------------------------------------------------------------------------------------------------
        25,000   Deerfield, NY GO                                                         5.600     06/15/2030             25,913
---------------------------------------------------------------------------------------------------------------------------------
        25,000   Deerfield, NY GO                                                         5.600     06/15/2031             25,824
---------------------------------------------------------------------------------------------------------------------------------
        25,000   Deerfield, NY GO                                                         5.600     06/15/2032             25,799
---------------------------------------------------------------------------------------------------------------------------------
        30,000   Deerfield, NY GO                                                         5.600     06/15/2033             30,925
---------------------------------------------------------------------------------------------------------------------------------
        30,000   Deerfield, NY GO                                                         5.600     06/15/2034             30,906
---------------------------------------------------------------------------------------------------------------------------------
        30,000   Deerfield, NY GO                                                         5.600     06/15/2035             30,883
---------------------------------------------------------------------------------------------------------------------------------
        35,000   Deerfield, NY GO                                                         5.600     06/15/2036             36,005
---------------------------------------------------------------------------------------------------------------------------------
    55,460,000   Dutchess County, NY IDA (Bard College)                                   5.000     08/01/2046         55,824,927
---------------------------------------------------------------------------------------------------------------------------------
     1,000,000   Dutchess County, NY IDA (Elant Fishkill)                                 5.250     01/01/2037            945,710
---------------------------------------------------------------------------------------------------------------------------------
     1,840,000   East Rochester, NY Hsg. Authority (St. John's Meadows)                   5.000     02/15/2047          1,848,924
---------------------------------------------------------------------------------------------------------------------------------
       500,000   Erie County, NY IDA (Charter School Applied Tech)                        6.875     06/01/2035            522,925
---------------------------------------------------------------------------------------------------------------------------------
     1,200,000   Erie County, NY IDA (DePaul Properties)                                  5.750     09/01/2028          1,086,984
---------------------------------------------------------------------------------------------------------------------------------
       170,000   Erie County, NY IDA (DePaul Properties)                                  6.500     09/01/2018            170,714

     PRINCIPAL                                                                                                              VALUE
        AMOUNT                                                                           COUPON       MATURITY         SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$    5,600,000   Erie County, NY IDA (Medaille College)                                   7.625%    04/01/2035     $    6,216,280
---------------------------------------------------------------------------------------------------------------------------------
       750,000   Erie County, NY IDA (Orchard Park)                                       6.000     11/15/2036            736,770
---------------------------------------------------------------------------------------------------------------------------------
     9,125,000   Erie County, NY IDA (The Episcopal Church Home)                          5.875     02/01/2018          9,193,438
---------------------------------------------------------------------------------------------------------------------------------
    10,095,000   Erie County, NY IDA (The Episcopal Church Home)                          6.000     02/01/2028         10,138,812
---------------------------------------------------------------------------------------------------------------------------------
    23,800,000   Erie County, NY Tobacco Asset Securitization Corp. 1                     5.000     06/01/2045         22,003,219
---------------------------------------------------------------------------------------------------------------------------------
    30,000,000   Erie County, NY Tobacco Asset Securitization Corp.                       7.029 2   06/01/2055            850,500
---------------------------------------------------------------------------------------------------------------------------------
       100,000   Essex County, NY IDA (North Country Community
                 College Foundation)                                                      5.000     06/01/2020            100,151
---------------------------------------------------------------------------------------------------------------------------------
       130,000   Essex County, NY IDA (North Country Community
                 College Foundation)                                                      5.200     06/01/2025            129,886
---------------------------------------------------------------------------------------------------------------------------------
       110,000   Essex County, NY IDA (North Country Community
                 College Foundation)                                                      5.300     06/01/2035            108,966
---------------------------------------------------------------------------------------------------------------------------------
       175,000   Franklin County, NY IDA (North Country Community
                 College Foundation)                                                      5.200     06/01/2025            174,846
---------------------------------------------------------------------------------------------------------------------------------
       815,000   Genesee County, NY IDA (United Memorial
                 Medical Center)                                                          5.000     12/01/2027            765,171
---------------------------------------------------------------------------------------------------------------------------------
     3,750,000   Geneva, NY IDA (Hobart & William Smith Colleges)                         5.375     02/01/2033          3,901,313
---------------------------------------------------------------------------------------------------------------------------------
        75,000   Hempstead Village, NY GO                                                 5.000     09/15/2024             75,294
---------------------------------------------------------------------------------------------------------------------------------
        70,000   Hempstead Village, NY GO                                                 5.000     09/15/2025             70,124
---------------------------------------------------------------------------------------------------------------------------------
        70,000   Hempstead Village, NY GO                                                 5.000     09/15/2026             70,024
---------------------------------------------------------------------------------------------------------------------------------
        50,000   Hempstead, NY IDA (Hofstra University)                                   5.000     07/01/2033             50,319
---------------------------------------------------------------------------------------------------------------------------------
     5,290,000   Hempstead, NY IDA (WORCA)                                                6.900     08/01/2033          5,397,123
---------------------------------------------------------------------------------------------------------------------------------
       880,000   Herkimer County, NY IDA (Folts Adult Home)                               5.500     03/20/2040            954,325
---------------------------------------------------------------------------------------------------------------------------------
     1,790,000   Herkimer County, NY IDA (Herkimer County
                 College Foundation) 3                                                    6.250     08/01/2034          1,873,862
---------------------------------------------------------------------------------------------------------------------------------
     3,000,000   Hudson Yards, NY Infrastructure Corp                                     5.000     02/15/2047          3,089,280
---------------------------------------------------------------------------------------------------------------------------------
     5,000,000   Hudson Yards, NY Infrastructure Corp. 1                                  4.500     02/15/2047          4,993,962
---------------------------------------------------------------------------------------------------------------------------------
     6,000,000   Hudson Yards, NY Infrastructure Corp. 1                                  5.000     02/15/2047          5,992,755
---------------------------------------------------------------------------------------------------------------------------------
    24,685,000   Hudson Yards, NY Infrastructure Corp.                                    5.000     02/15/2047         25,080,947
---------------------------------------------------------------------------------------------------------------------------------
     2,420,000   Islip, NY IDA (United Cerebral Palsy Assoc.) 4                           6.250     12/01/2031          2,339,898
---------------------------------------------------------------------------------------------------------------------------------
       280,000   Islip, NY IDA (United Cerebral Palsy Assoc.)                             6.250     12/01/2031            270,732
---------------------------------------------------------------------------------------------------------------------------------
     4,405,000   L.I. NY Power Authority, Series A                                        5.125     09/01/2029          4,502,086
---------------------------------------------------------------------------------------------------------------------------------
    23,000,000   L.I. NY Power Authority, Series C 1                                      5.000     09/01/2033         23,537,510
---------------------------------------------------------------------------------------------------------------------------------
     8,500,000   L.I. NY Power Authority, Series C                                        5.000     09/01/2035          8,668,300
---------------------------------------------------------------------------------------------------------------------------------
     1,000,000   Lyons, NY Community Health Initiatives Corp.                             5.550     09/01/2024          1,049,040
---------------------------------------------------------------------------------------------------------------------------------
        10,000   Monroe County, NY GO                                                     5.000     06/01/2016             10,108
---------------------------------------------------------------------------------------------------------------------------------
        10,000   Monroe County, NY IDA (Cloverwood Senior Living)                         6.000     05/01/2013              9,590
---------------------------------------------------------------------------------------------------------------------------------
       200,000   Monroe County, NY IDA (Rochester Institute
                 of Technology)                                                           5.250     04/01/2019            201,814
---------------------------------------------------------------------------------------------------------------------------------
       525,000   Monroe County, NY IDA (Rochester Institute
                 of Technology)                                                           5.375     04/01/2029            526,990

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

     PRINCIPAL                                                                                                              VALUE
        AMOUNT                                                                           COUPON       MATURITY         SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$      200,000   Monroe County, NY IDA (Summit at Brighton)                               5.375%    07/01/2032     $      185,544
---------------------------------------------------------------------------------------------------------------------------------
       400,000   Monroe County, NY IDA (Summit at Brighton)                               5.500     07/01/2027            384,820
---------------------------------------------------------------------------------------------------------------------------------
   302,900,000   Monroe County, NY Tobacco Asset
                 Securitization Corp. (TASC)                                              7.701 2   06/01/2061          5,294,692
---------------------------------------------------------------------------------------------------------------------------------
     4,000,000   Monroe, NY Newpower Corp.                                                5.500     01/01/2034          4,010,320
---------------------------------------------------------------------------------------------------------------------------------
     1,000,000   Monroe, NY Newpower Corp.                                                5.625     01/01/2026          1,018,080
---------------------------------------------------------------------------------------------------------------------------------
     1,510,000   Montgomery County, NY IDA (HFM Boces)                                    5.000     07/01/2034          1,548,520
---------------------------------------------------------------------------------------------------------------------------------
       225,000   Nassau County, NY Bridge Authority                                       5.500     10/01/2019            229,862
---------------------------------------------------------------------------------------------------------------------------------
       545,000   Nassau County, NY IDA (ALIA-ACDS)                                        6.125     09/01/2018            556,876
---------------------------------------------------------------------------------------------------------------------------------
     2,020,000   Nassau County, NY IDA (ALIA-AP)                                          7.000     09/01/2028          2,111,021
---------------------------------------------------------------------------------------------------------------------------------
       760,000   Nassau County, NY IDA (ALIA-CMA)                                         6.125     09/01/2018            774,372
---------------------------------------------------------------------------------------------------------------------------------
       840,000   Nassau County, NY IDA (ALIA-CSMR)                                        6.125     09/01/2018            855,884
---------------------------------------------------------------------------------------------------------------------------------
       545,000   Nassau County, NY IDA (ALIA-EFLI)                                        6.125     09/01/2018            555,306
---------------------------------------------------------------------------------------------------------------------------------
       435,000   Nassau County, NY IDA (ALIA-HAII)                                        6.125     09/01/2018            443,226
---------------------------------------------------------------------------------------------------------------------------------
       505,000   Nassau County, NY IDA (ALIA-NCMRS)                                       6.125     09/01/2018            514,550
---------------------------------------------------------------------------------------------------------------------------------
     2,695,000   Nassau County, NY IDA (Hispanic Counseling Center)                       7.625     06/01/2033          2,774,044
---------------------------------------------------------------------------------------------------------------------------------
        75,000   Nassau County, NY IDA, Series A-A                                        6.000     07/02/2021             74,547
---------------------------------------------------------------------------------------------------------------------------------
       840,000   Nassau County, NY IDA, Series A-B                                        6.000     07/01/2021            834,926
---------------------------------------------------------------------------------------------------------------------------------
        60,000   Nassau County, NY IDA, Series A-C                                        6.000     07/01/2021             59,638
---------------------------------------------------------------------------------------------------------------------------------
        75,000   Nassau County, NY IDA, Series A-D                                        6.000     07/01/2021             74,547
---------------------------------------------------------------------------------------------------------------------------------
    22,020,000   Nassau County, NY Tobacco Settlement Corp.                               5.125     06/01/2046         20,768,163
---------------------------------------------------------------------------------------------------------------------------------
    85,990,000   Nassau County, NY Tobacco Settlement Corp.                               6.151 2   06/01/2046          6,991,847
---------------------------------------------------------------------------------------------------------------------------------
    35,000,000   Nassau County, NY Tobacco Settlement Corp.                               6.629 2   06/01/2060            880,250
---------------------------------------------------------------------------------------------------------------------------------
     6,000,000   Nassau County, NY Tobacco Settlement Corp. (TASC)                        5.000     06/01/2035          5,644,500
---------------------------------------------------------------------------------------------------------------------------------
       115,000   New Hartford, NY GO                                                      5.000     09/15/2022            117,609
---------------------------------------------------------------------------------------------------------------------------------
     2,500,000   Niagara County, NY IDA (American Ref-Fuel Company)                       5.550     11/15/2024          2,574,475
---------------------------------------------------------------------------------------------------------------------------------
     1,000,000   Niagara County, NY IDA (Niagara Falls Memorial
                 Medical Center)                                                          5.250     06/01/2018            976,000
---------------------------------------------------------------------------------------------------------------------------------
       500,000   Niagara County, NY Tobacco Asset Securitization Corp.                    6.250     05/15/2034            516,045
---------------------------------------------------------------------------------------------------------------------------------
       285,000   Niagara County, NY Tobacco Asset Securitization Corp.                    6.250     05/15/2040            293,199
---------------------------------------------------------------------------------------------------------------------------------
        20,000   Niagara County, NY Tobacco Asset
                 Securitization Corp. (TASC)                                              5.500     05/15/2019             20,276
---------------------------------------------------------------------------------------------------------------------------------
       100,000   North Hempstead, NY Public Improvement, Series A                         5.375     05/15/2015            100,229
---------------------------------------------------------------------------------------------------------------------------------
    20,000,000   NY Convention Center Devel. Corp. (Hotel Unit Fee) 3                     5.000     11/15/2044         20,464,200
---------------------------------------------------------------------------------------------------------------------------------
     1,185,000   NY Counties Tobacco Trust I                                              6.500     06/01/2035          1,231,274
---------------------------------------------------------------------------------------------------------------------------------
    14,650,000   NY Counties Tobacco Trust II (TASC)                                      5.625     06/01/2035         14,774,379
---------------------------------------------------------------------------------------------------------------------------------
        20,000   NY Counties Tobacco Trust II (TASC)                                      5.750     06/01/2043             20,231
---------------------------------------------------------------------------------------------------------------------------------
     5,120,000   NY Counties Tobacco Trust III 3                                          6.000     06/01/2043          5,251,635
---------------------------------------------------------------------------------------------------------------------------------
       850,000   NY Counties Tobacco Trust IV                                             5.000     06/01/2038            797,445
---------------------------------------------------------------------------------------------------------------------------------
     5,900,000   NY Counties Tobacco Trust IV (TASC) 1                                    5.000     06/01/2042          5,466,379

     PRINCIPAL                                                                                                              VALUE
        AMOUNT                                                                           COUPON       MATURITY         SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$    3,500,000   NY Counties Tobacco Trust IV (TASC)                                      0.000% 5  06/01/2041     $    3,075,170
---------------------------------------------------------------------------------------------------------------------------------
     8,900,000   NY Counties Tobacco Trust IV (TASC) 3                                    5.000     06/01/2045          8,221,464
---------------------------------------------------------------------------------------------------------------------------------
     3,500,000   NY Counties Tobacco Trust IV (TASC)                                      6.650     06/01/2041            511,035
---------------------------------------------------------------------------------------------------------------------------------
    84,200,000   NY Counties Tobacco Trust V                                              6.850 2   06/01/2055          3,004,256
---------------------------------------------------------------------------------------------------------------------------------
   334,000,000   NY Counties Tobacco Trust V                                              7.850 2   06/01/2060          5,911,800
---------------------------------------------------------------------------------------------------------------------------------
    20,420,000   NY MTA Service Contract, Series A                                        5.125     01/01/2029         21,093,043
---------------------------------------------------------------------------------------------------------------------------------
    30,000,000   NY MTA, Series A 1                                                       5.000     11/15/2031         31,009,200
---------------------------------------------------------------------------------------------------------------------------------
    13,840,000   NY MTA, Series A 1                                                       5.125     11/15/2031         14,215,618
---------------------------------------------------------------------------------------------------------------------------------
    10,385,000   NY MTA, Series A                                                         5.000     11/15/2031         10,734,351
---------------------------------------------------------------------------------------------------------------------------------
     4,470,000   NY MTA, Series B                                                         5.000     11/15/2031          4,612,861
---------------------------------------------------------------------------------------------------------------------------------
    20,000,000   NY MTA, Series F                                                         5.000     11/15/2030         20,680,400
---------------------------------------------------------------------------------------------------------------------------------
     4,720,000   NY MTA, Series F                                                         5.000     11/15/2035          4,844,986
---------------------------------------------------------------------------------------------------------------------------------
     1,680,000   NY Seneca Nation Indians Capital Improvements                            5.000     12/01/2023          1,607,290
---------------------------------------------------------------------------------------------------------------------------------
        50,000   NY Tobacco Settlement Financing Corp. (TASC)                             5.250     06/01/2012             50,073
---------------------------------------------------------------------------------------------------------------------------------
    10,000,000   NY Triborough Bridge & Tunnel Authority 1                                5.250     11/15/2023         10,636,150
---------------------------------------------------------------------------------------------------------------------------------
        25,000   NY Triborough Bridge & Tunnel Authority                                  5.000     01/01/2020             25,855
---------------------------------------------------------------------------------------------------------------------------------
    10,240,000   NY Triborough Bridge & Tunnel Authority, Series B 1                      5.000     11/15/2027         10,530,765
---------------------------------------------------------------------------------------------------------------------------------
    64,340,000   NY Triborough Bridge & Tunnel Authority, Series B 1                      5.000     11/15/2032         66,167,256
---------------------------------------------------------------------------------------------------------------------------------
    18,200,000   NY Triborough Bridge & Tunnel Authority, Series B 1                      5.125     11/15/2029         19,016,816
---------------------------------------------------------------------------------------------------------------------------------
     3,930,000   NY TSASC, Inc. (TFABs)                                                   4.750     06/01/2022          3,759,477
---------------------------------------------------------------------------------------------------------------------------------
    78,830,000   NY TSASC, Inc. (TFABs)                                                   5.000     06/01/2034         74,234,999
---------------------------------------------------------------------------------------------------------------------------------
   125,420,000   NY TSASC, Inc. (TFABs)                                                   5.125     06/01/2042        118,531,934
---------------------------------------------------------------------------------------------------------------------------------
    35,455,000   NY TSASC, Inc. (TFABs)                                                   5.750     07/15/2032         38,808,334
---------------------------------------------------------------------------------------------------------------------------------
    20,000,000   NYC GO 1                                                                 5.000     08/01/2021         20,950,100
---------------------------------------------------------------------------------------------------------------------------------
        35,000   NYC GO                                                                   5.000     08/01/2022             35,414
---------------------------------------------------------------------------------------------------------------------------------
       500,000   NYC GO                                                                   5.000     03/01/2023            518,330
---------------------------------------------------------------------------------------------------------------------------------
     1,000,000   NYC GO 3                                                                 5.000     03/01/2024          1,033,460
---------------------------------------------------------------------------------------------------------------------------------
     1,185,000   NYC GO                                                                   5.000     08/01/2025          1,226,179
---------------------------------------------------------------------------------------------------------------------------------
     1,500,000   NYC GO                                                                   5.000     01/01/2026          1,556,745
---------------------------------------------------------------------------------------------------------------------------------
       800,000   NYC GO                                                                   5.000     04/01/2026            828,304
---------------------------------------------------------------------------------------------------------------------------------
     1,500,000   NYC GO                                                                   5.000     08/01/2026          1,549,500
---------------------------------------------------------------------------------------------------------------------------------
       400,000   NYC GO                                                                   5.000     08/01/2027            413,336
---------------------------------------------------------------------------------------------------------------------------------
       355,000   NYC GO                                                                   5.000     10/15/2027            381,888
---------------------------------------------------------------------------------------------------------------------------------
       665,000   NYC GO                                                                   5.000     10/15/2027            682,948
---------------------------------------------------------------------------------------------------------------------------------
       250,000   NYC GO                                                                   5.000     08/01/2028            257,810
---------------------------------------------------------------------------------------------------------------------------------
     4,000,000   NYC GO                                                                   5.000     11/01/2028          4,114,000
---------------------------------------------------------------------------------------------------------------------------------
       885,000   NYC GO                                                                   5.000     06/01/2029            911,630
---------------------------------------------------------------------------------------------------------------------------------
     1,000,000   NYC GO                                                                   5.000     06/01/2030          1,024,780
---------------------------------------------------------------------------------------------------------------------------------
       240,000   NYC GO                                                                   5.000     08/01/2030            246,274

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

     PRINCIPAL                                                                                                              VALUE
        AMOUNT                                                                           COUPON       MATURITY         SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$    7,000,000   NYC GO                                                                   5.000%    11/01/2034     $    7,142,030
---------------------------------------------------------------------------------------------------------------------------------
     3,000,000   NYC GO                                                                   5.000     03/01/2035          3,058,590
---------------------------------------------------------------------------------------------------------------------------------
     3,750,000   NYC GO                                                                   5.000     04/01/2035          3,824,025
---------------------------------------------------------------------------------------------------------------------------------
       585,000   NYC GO                                                                   5.000     08/01/2035            596,940
---------------------------------------------------------------------------------------------------------------------------------
         5,000   NYC GO                                                                   5.250     08/01/2020              5,055
---------------------------------------------------------------------------------------------------------------------------------
        20,000   NYC GO                                                                   5.250     08/01/2024             20,282
---------------------------------------------------------------------------------------------------------------------------------
        10,000   NYC GO                                                                   5.300     01/15/2026             10,490
---------------------------------------------------------------------------------------------------------------------------------
        10,000   NYC GO                                                                   5.375     08/01/2027             10,222
---------------------------------------------------------------------------------------------------------------------------------
        10,000   NYC GO                                                                   5.375     11/15/2027             10,117
---------------------------------------------------------------------------------------------------------------------------------
       100,000   NYC GO                                                                   5.500     08/01/2010            101,148
---------------------------------------------------------------------------------------------------------------------------------
     1,255,000   NYC GO                                                                   5.500     06/01/2022          1,376,672
---------------------------------------------------------------------------------------------------------------------------------
        45,000   NYC GO                                                                   5.500     06/01/2022             47,889
---------------------------------------------------------------------------------------------------------------------------------
        75,000   NYC GO                                                                   5.875     08/01/2019             82,768
---------------------------------------------------------------------------------------------------------------------------------
       680,000   NYC GO                                                                   5.875     08/01/2019            737,134
---------------------------------------------------------------------------------------------------------------------------------
        20,000   NYC GO                                                                   6.000     05/15/2008             20,039
---------------------------------------------------------------------------------------------------------------------------------
        45,000   NYC GO                                                                   6.000     05/15/2022             45,078
---------------------------------------------------------------------------------------------------------------------------------
         5,000   NYC GO                                                                   7.500     02/01/2019              5,015
---------------------------------------------------------------------------------------------------------------------------------
       200,000   NYC GO PRAMS                                                             0.000 5   11/15/2037            200,010
---------------------------------------------------------------------------------------------------------------------------------
     2,500,000   NYC HDC (De Sales Assisted Living Devel.) 3                              5.125     11/01/2018          2,559,750
---------------------------------------------------------------------------------------------------------------------------------
     1,342,682   NYC HDC (Keith Plaza)                                                    6.500     02/15/2018          1,344,844
---------------------------------------------------------------------------------------------------------------------------------
       750,000   NYC HDC (Multifamily Hsg.)                                               4.750     11/01/2035            750,218
---------------------------------------------------------------------------------------------------------------------------------
     1,000,000   NYC HDC (Multifamily Hsg.)                                               5.250     11/01/2030          1,035,120
---------------------------------------------------------------------------------------------------------------------------------
     2,000,000   NYC HDC (Multifamily Hsg.)                                               5.250     11/01/2031          2,034,960
---------------------------------------------------------------------------------------------------------------------------------
       250,000   NYC HDC (Multifamily Hsg.), Series E                                     6.250     05/01/2036            261,595
---------------------------------------------------------------------------------------------------------------------------------
     1,680,000   NYC HDC (Multifamily Hsg.), Series E-1 3                                 4.950     11/01/2033          1,715,683
---------------------------------------------------------------------------------------------------------------------------------
       100,000   NYC Health & Hospital Corp.                                              5.375     02/15/2026            102,361
---------------------------------------------------------------------------------------------------------------------------------
     1,975,000   NYC Health & Hospital Corp. 3                                            5.450     02/15/2026          2,027,654
---------------------------------------------------------------------------------------------------------------------------------
     1,465,000   NYC IDA (American Council of Learned Societies)                          5.250     07/01/2027          1,518,150
---------------------------------------------------------------------------------------------------------------------------------
     2,760,000   NYC IDA (Beth Abraham Health Services)                                   6.500     02/15/2022          2,856,131
---------------------------------------------------------------------------------------------------------------------------------
       500,000   NYC IDA (Beth Abraham Health Services)                                   6.500     11/15/2027            529,310
---------------------------------------------------------------------------------------------------------------------------------
     2,100,000   NYC IDA (Beth Abraham Health Services)                                   6.500     11/15/2034          2,209,326
---------------------------------------------------------------------------------------------------------------------------------
     6,000,000   NYC IDA (Calhoun School)                                                 6.625     12/01/2034          6,447,780
---------------------------------------------------------------------------------------------------------------------------------
       500,000   NYC IDA (Calhoun School)                                                 6.625     12/01/2034            542,460
---------------------------------------------------------------------------------------------------------------------------------
       960,000   NYC IDA (Center for Elimination of Family Violence)                      7.375     11/01/2036          1,023,686
---------------------------------------------------------------------------------------------------------------------------------
       840,000   NYC IDA (Center for Nursing/Rehabilitation)                              5.375     08/01/2027            800,554
---------------------------------------------------------------------------------------------------------------------------------
       245,000   NYC IDA (Center for Nursing/Rehabilitation)                              5.375     08/01/2027            233,495
---------------------------------------------------------------------------------------------------------------------------------
     3,240,000   NYC IDA (Chapin School)                                                  5.000     11/01/2038          2,943,313
---------------------------------------------------------------------------------------------------------------------------------
     3,755,000   NYC IDA (Community Resource Developmentally Disabled)                    7.500     08/01/2026          3,797,018
---------------------------------------------------------------------------------------------------------------------------------
       150,000   NYC IDA (Comprehensive Care Management)                                  6.000     05/01/2026            151,416

     PRINCIPAL                                                                                                              VALUE
        AMOUNT                                                                           COUPON       MATURITY         SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$      350,000   NYC IDA (Comprehensive Care Management)                                  6.125%    11/01/2035     $      353,133
---------------------------------------------------------------------------------------------------------------------------------
       980,000   NYC IDA (Eger Harbor House)                                              5.875     05/20/2044          1,074,325
---------------------------------------------------------------------------------------------------------------------------------
       725,000   NYC IDA (Family Support Systems)                                         7.500     11/01/2034            734,382
---------------------------------------------------------------------------------------------------------------------------------
     1,530,000   NYC IDA (Gateway School of New York)                                     5.550     06/01/2039          1,481,346
---------------------------------------------------------------------------------------------------------------------------------
       220,000   NYC IDA (Global Country World Peace)                                     7.250     11/01/2025            216,801
---------------------------------------------------------------------------------------------------------------------------------
       170,000   NYC IDA (Global Country World Peace)                                     7.250     11/01/2025            167,528
---------------------------------------------------------------------------------------------------------------------------------
     1,825,000   NYC IDA (Guttmacher Institute)                                           5.750     12/01/2036          1,739,353
---------------------------------------------------------------------------------------------------------------------------------
       805,000   NYC IDA (Independent Living Assoc.)                                      6.200     07/01/2020            800,701
---------------------------------------------------------------------------------------------------------------------------------
     9,610,000   NYC IDA (Liberty-7 World Trade Center)                                   6.250     03/01/2015         10,050,330
---------------------------------------------------------------------------------------------------------------------------------
       500,000   NYC IDA (Liberty-7 World Trade Center) 4                                 6.750     03/01/2015            526,310
---------------------------------------------------------------------------------------------------------------------------------
    12,050,000   NYC IDA (Liberty-IAC/Interactive Corp.)                                  5.000     09/01/2035         11,507,148
---------------------------------------------------------------------------------------------------------------------------------
     3,700,000   NYC IDA (Lycee Francais De New York)                                     5.375     06/01/2023          3,753,058
---------------------------------------------------------------------------------------------------------------------------------
     4,000,000   NYC IDA (Lycee Francais De New York)                                     6.800     06/01/2028          4,301,400
---------------------------------------------------------------------------------------------------------------------------------
       420,000   NYC IDA (Manhattan Community Access Corp.)                               6.000     12/01/2036            402,784
---------------------------------------------------------------------------------------------------------------------------------
       330,000   NYC IDA (Metropolitan College of New York)                               5.750     03/01/2020            321,001
---------------------------------------------------------------------------------------------------------------------------------
     2,300,000   NYC IDA (Montefiore Medical Center Corp.)                                5.125     11/01/2035          2,332,016
---------------------------------------------------------------------------------------------------------------------------------
     6,510,000   NYC IDA (Mount St. Vincent) 3                                            5.250     06/01/2036          6,563,512
---------------------------------------------------------------------------------------------------------------------------------
     1,375,000   NYC IDA (Polytechnic University)                                         5.250     11/01/2027          1,385,106
---------------------------------------------------------------------------------------------------------------------------------
     1,200,000   NYC IDA (Polytechnic University)                                         5.250     11/01/2037          1,184,736
---------------------------------------------------------------------------------------------------------------------------------
     1,380,000   NYC IDA (PSCH)                                                           6.375     07/01/2033          1,444,474
---------------------------------------------------------------------------------------------------------------------------------
       750,000   NYC IDA (Reece School)                                                   7.500     12/01/2037            745,965
---------------------------------------------------------------------------------------------------------------------------------
       295,000   NYC IDA (Reece School)                                                   7.500     12/01/2037            293,413
---------------------------------------------------------------------------------------------------------------------------------
     1,465,000   NYC IDA (Staten Island University Hospital)                              6.450     07/01/2032          1,497,347
---------------------------------------------------------------------------------------------------------------------------------
       756,500   NYC IDA (Studio School)                                                  7.000     11/01/2038            731,914
---------------------------------------------------------------------------------------------------------------------------------
     6,020,000   NYC IDA (The Child School)                                               7.550     06/01/2033          6,378,792
---------------------------------------------------------------------------------------------------------------------------------
       995,000   NYC IDA (Tides Two Rivers Foundation)                                    5.650     12/01/2039            968,045
---------------------------------------------------------------------------------------------------------------------------------
    15,460,000   NYC IDA (Touro College)                                                  6.350     06/01/2029         15,971,262
---------------------------------------------------------------------------------------------------------------------------------
     3,560,000   NYC IDA (Unicef)                                                         5.300     11/01/2038          3,410,658
---------------------------------------------------------------------------------------------------------------------------------
     5,600,000   NYC IDA (Urban Resource Institute)                                       7.375     11/01/2033          5,838,280
---------------------------------------------------------------------------------------------------------------------------------
       785,000   NYC IDA (Vaughn College Aeronautics)                                     5.000     12/01/2021            748,505
---------------------------------------------------------------------------------------------------------------------------------
       310,000   NYC IDA (Vaughn College Aeronautics)                                     5.000     12/01/2021            295,588
---------------------------------------------------------------------------------------------------------------------------------
       150,000   NYC IDA (Vaughn College Aeronautics)                                     5.000     12/01/2028            136,398
---------------------------------------------------------------------------------------------------------------------------------
       360,000   NYC IDA (Vaughn College Aeronautics)                                     5.000     12/01/2028            327,355
---------------------------------------------------------------------------------------------------------------------------------
       100,000   NYC IDA (Vaughn College Aeronautics)                                     5.000     12/01/2031             89,363
---------------------------------------------------------------------------------------------------------------------------------
     2,020,000   NYC IDA (Vaughn College Aeronautics)                                     5.250     12/01/2036          1,860,420
---------------------------------------------------------------------------------------------------------------------------------
     5,600,000   NYC IDA (Vocational Instruction)                                         7.750     02/01/2033          4,586,960
---------------------------------------------------------------------------------------------------------------------------------
     9,900,000   NYC IDA (Yankee Stadium)                                                 5.000     03/01/2046         10,139,481
---------------------------------------------------------------------------------------------------------------------------------
     2,700,000   NYC IDA (Yeled Yalda Early Childhood)                                    5.725     11/01/2037          2,629,233
---------------------------------------------------------------------------------------------------------------------------------
       850,000   NYC IDA (YMCA of Greater New York)                                       5.000     08/01/2036            853,868

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

     PRINCIPAL                                                                                                              VALUE
        AMOUNT                                                                           COUPON       MATURITY         SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$    4,555,000   NYC IDA (YMCA of Greater New York)                                       5.250%    08/01/2021     $    4,670,287
---------------------------------------------------------------------------------------------------------------------------------
        80,000   NYC IDA (YMCA of Greater New York)                                       5.800     08/01/2016             82,265
---------------------------------------------------------------------------------------------------------------------------------
    20,000,000   NYC Municipal Water Finance Authority 1                                  5.000     06/15/2039         20,615,400
---------------------------------------------------------------------------------------------------------------------------------
    20,000,000   NYC Municipal Water Finance Authority                                    4.750     06/15/2035         20,068,200
---------------------------------------------------------------------------------------------------------------------------------
        50,000   NYC Municipal Water Finance Authority                                    5.000     06/15/2032             50,903
---------------------------------------------------------------------------------------------------------------------------------
     2,300,000   NYC Municipal Water Finance Authority 3                                  5.000     06/15/2037          2,362,767
---------------------------------------------------------------------------------------------------------------------------------
       500,000   NYC Municipal Water Finance Authority 3                                  5.000     06/15/2038            510,545
---------------------------------------------------------------------------------------------------------------------------------
        25,000   NYC Municipal Water Finance Authority                                    5.125     06/15/2017             25,274
---------------------------------------------------------------------------------------------------------------------------------
        20,000   NYC Municipal Water Finance Authority                                    5.250     06/15/2025             21,007
---------------------------------------------------------------------------------------------------------------------------------
     2,000,000   NYC Transitional Finance Authority (Future Tax), Series E                5.000     02/01/2033          2,048,320
---------------------------------------------------------------------------------------------------------------------------------
     9,795,000   NYC Trust for Cultural Resources (Manhattan
                 School of Music) 4                                                       6.000 6   10/01/2029          9,795,000
---------------------------------------------------------------------------------------------------------------------------------
        20,000   NYS DA (Audit & Control)                                                 5.000     04/01/2029             20,362
---------------------------------------------------------------------------------------------------------------------------------
       250,000   NYS DA (Cabrini Westchester)                                             5.100     02/15/2026            265,893
---------------------------------------------------------------------------------------------------------------------------------
     4,800,000   NYS DA (Cabrini Westchester)                                             5.200     02/15/2041          5,047,488
---------------------------------------------------------------------------------------------------------------------------------
       385,000   NYS DA (Chapel Oaks)                                                     5.450     07/01/2026            394,852
---------------------------------------------------------------------------------------------------------------------------------
       450,000   NYS DA (Health Quest Systems)                                            5.125     07/01/2037            463,554
---------------------------------------------------------------------------------------------------------------------------------
       175,000   NYS DA (Health Quest Systems)                                            5.250     07/01/2027            184,625
---------------------------------------------------------------------------------------------------------------------------------
       300,000   NYS DA (Health Quest Systems)                                            5.250     07/01/2027            316,740
---------------------------------------------------------------------------------------------------------------------------------
     1,870,000   NYS DA (Lenox Hill Hospital Obligated Group)                             5.500     07/01/2030          1,887,335
---------------------------------------------------------------------------------------------------------------------------------
     1,000,000   NYS DA (Maimonides Medical Center) 3                                     5.750     08/01/2024          1,006,690
---------------------------------------------------------------------------------------------------------------------------------
       750,000   NYS DA (Manhattan College)                                               5.000     07/01/2041            730,853
---------------------------------------------------------------------------------------------------------------------------------
     1,290,000   NYS DA (Memorial Sloan-Kettering) 3                                      5.000     07/01/2035          1,327,229
---------------------------------------------------------------------------------------------------------------------------------
       750,000   NYS DA (Mental Health Services Facilities) 3                             5.000     02/15/2030            772,583
---------------------------------------------------------------------------------------------------------------------------------
     2,100,000   NYS DA (Mental Health Services Facilities)                               5.000     02/15/2035          2,148,657
---------------------------------------------------------------------------------------------------------------------------------
       100,000   NYS DA (Mental Health)                                                   5.250     02/15/2019            102,527
---------------------------------------------------------------------------------------------------------------------------------
       665,000   NYS DA (Montefiore Medical Center)                                       5.450     08/01/2029            689,133
---------------------------------------------------------------------------------------------------------------------------------
       600,000   NYS DA (MSH/NYU Hospital Center/HJDOI
                 Obligated Group)                                                         5.500     07/01/2026            605,118
---------------------------------------------------------------------------------------------------------------------------------
     8,955,000   NYS DA (MSH/NYU Hospital Center/HJDOI
                 Obligated Group) 3                                                       6.500     07/01/2025          9,396,840
---------------------------------------------------------------------------------------------------------------------------------
       900,000   NYS DA (Mt. Sinai/NYU Health)                                            5.500     07/01/2026            902,799
---------------------------------------------------------------------------------------------------------------------------------
        40,000   NYS DA (Mt. Sinai/NYU Health)                                            6.500     07/01/2017             42,260
---------------------------------------------------------------------------------------------------------------------------------
       270,000   NYS DA (Municipal Health Facilities)                                     5.500     05/15/2017            275,773
---------------------------------------------------------------------------------------------------------------------------------
     2,000,000   NYS DA (New York Hospital Medical Center of Queens)                      4.750     02/15/2037          2,003,660
---------------------------------------------------------------------------------------------------------------------------------
     1,360,000   NYS DA (New York Methodist Hospital)                                     5.250     07/01/2024          1,411,150
---------------------------------------------------------------------------------------------------------------------------------
        35,000   NYS DA (Niagara Nursing Home)                                            5.600     08/01/2037             35,749
---------------------------------------------------------------------------------------------------------------------------------
     6,885,000   NYS DA (North Shore University Hospital/L.I. Jewish
                 Medical Center Obligated Group) 1                                        4.419 6   05/01/2033          6,491,591

     PRINCIPAL                                                                                                              VALUE
        AMOUNT                                                                           COUPON       MATURITY         SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$    5,515,000   NYS DA (North Shore University Hospital/L.I. Jewish
                 Medical Center)                                                          5.000%    05/01/2025     $    5,598,773
---------------------------------------------------------------------------------------------------------------------------------
       240,000   NYS DA (North Shore University Hospital/L.I. Jewish
                 Medical Center)                                                          5.000     05/01/2027            242,357
---------------------------------------------------------------------------------------------------------------------------------
     2,500,000   NYS DA (North Shore University Hospital/L.I. Jewish
                 Medical Center)                                                          5.000     05/01/2032          2,499,875
---------------------------------------------------------------------------------------------------------------------------------
     1,000,000   NYS DA (North Shore University Hospital/L.I. Jewish
                 Medical Center)                                                          5.000     05/01/2037            992,320
---------------------------------------------------------------------------------------------------------------------------------
       680,000   NYS DA (Nursing Home)                                                    4.900     02/15/2041            685,114
---------------------------------------------------------------------------------------------------------------------------------
       835,000   NYS DA (Nursing Home)                                                    4.950     02/15/2045            843,074
---------------------------------------------------------------------------------------------------------------------------------
     2,000,000   NYS DA (NYU Hospital)                                                    5.000     07/01/2036          1,854,840
---------------------------------------------------------------------------------------------------------------------------------
       325,000   NYS DA (Ozanam Hall of Queens Nursing Home)                              5.000     11/01/2026            334,191
---------------------------------------------------------------------------------------------------------------------------------
       350,000   NYS DA (Ozanam Hall of Queens Nursing Home)                              5.000     11/01/2031            356,048
---------------------------------------------------------------------------------------------------------------------------------
       490,000   NYS DA (Providence Rest)                                                 5.000     07/01/2035            471,816
---------------------------------------------------------------------------------------------------------------------------------
     1,300,000   NYS DA (Providence Rest)                                                 5.125     07/01/2030          1,287,832
---------------------------------------------------------------------------------------------------------------------------------
       340,000   NYS DA (Providence Rest)                                                 5.250     07/01/2025            344,621
---------------------------------------------------------------------------------------------------------------------------------
       650,000   NYS DA (Rochester General Hospital)                                      5.000     12/01/2035            646,068
---------------------------------------------------------------------------------------------------------------------------------
        70,000   NYS DA (Sarah Neuman Nursing Home)                                       5.500     08/01/2037             71,492
---------------------------------------------------------------------------------------------------------------------------------
     5,000,000   NYS DA (School District Financing)                                       5.750     10/01/2030          5,384,150
---------------------------------------------------------------------------------------------------------------------------------
     4,000,000   NYS DA (SS Joachim & Anne Residence)                                     5.250     07/01/2027          4,096,800
---------------------------------------------------------------------------------------------------------------------------------
        65,000   NYS DA (St. Joseph's Hospital Health Center)                             5.250     07/01/2018             66,378
---------------------------------------------------------------------------------------------------------------------------------
    13,200,000   NYS DA (St. Lukes Roosevelt Hospital)                                    4.900     08/15/2031         13,374,108
---------------------------------------------------------------------------------------------------------------------------------
    13,090,000   NYS DA (State University Educational Facilities)                         5.250     05/15/2015         14,068,085
---------------------------------------------------------------------------------------------------------------------------------
     2,510,000   NYS DA (State University Educational Facilities)                         5.250     05/15/2021          2,743,556
---------------------------------------------------------------------------------------------------------------------------------
     5,565,000   NYS DA (The Highlands Living)                                            6.600     02/01/2034          5,601,284
---------------------------------------------------------------------------------------------------------------------------------
       500,000   NYS DA (Various School Districts)                                        5.000     04/01/2035            515,615
---------------------------------------------------------------------------------------------------------------------------------
     1,000,000   NYS DA (W.K. Nursing Home)                                               6.125     02/01/2036          1,002,290
---------------------------------------------------------------------------------------------------------------------------------
     1,220,000   NYS DA (Winthrop University Hospital)                                    5.500     07/01/2023          1,252,245
---------------------------------------------------------------------------------------------------------------------------------
       100,000   NYS DA (Winthrop University Hospital/South Nassau
                 Communities Hospital Obligated Group)                                    5.500     07/01/2032            101,393
---------------------------------------------------------------------------------------------------------------------------------
        20,000   NYS EFC (Clean Water & Drinking Revolving Funds)                         5.000     06/15/2027             20,457
---------------------------------------------------------------------------------------------------------------------------------
        85,000   NYS EFC (NYS Water Services)                                             6.600     09/15/2012             85,200
---------------------------------------------------------------------------------------------------------------------------------
     1,815,000   NYS ERDA (Brooklyn Union Gas Company)                                    5.500     01/01/2021          1,823,458
---------------------------------------------------------------------------------------------------------------------------------
       200,000   NYS ERDA (LILCO)                                                         5.150     03/01/2016            200,252
---------------------------------------------------------------------------------------------------------------------------------
       100,000   NYS GO                                                                   5.375     10/01/2011            100,146
---------------------------------------------------------------------------------------------------------------------------------
        10,000   NYS HFA (Hospital & Healthcare)                                          5.150     11/01/2016             10,255
---------------------------------------------------------------------------------------------------------------------------------
     9,350,000   NYS HFA, Series A 3                                                      6.100     11/01/2015          9,461,920
---------------------------------------------------------------------------------------------------------------------------------
       125,000   NYS Medcare (Hospital & Nursing Home)                                    5.400     08/15/2033            125,149
---------------------------------------------------------------------------------------------------------------------------------
       115,000   NYS Medcare (Hospital & Nursing Home)                                    6.200     08/15/2023            115,932
---------------------------------------------------------------------------------------------------------------------------------
       640,000   NYS Medcare (Hospital & Nursing Home)                                    6.300     08/15/2023            641,210

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

     PRINCIPAL                                                                                                              VALUE
        AMOUNT                                                                           COUPON       MATURITY         SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$       15,000   NYS Medcare (Hospital & Nursing Home)                                    6.375%    08/15/2033     $       15,029
---------------------------------------------------------------------------------------------------------------------------------
        90,000   NYS UDC (Subordinated Lien)                                              5.375     07/01/2022             91,304
---------------------------------------------------------------------------------------------------------------------------------
        15,000   NYS UDC (Subordinated Lien)                                              5.375     07/01/2022             15,171
---------------------------------------------------------------------------------------------------------------------------------
       200,000   NYS UDC (Subordinated Lien)                                              5.500     07/01/2022            202,232
---------------------------------------------------------------------------------------------------------------------------------
       250,000   Oneida County, NY IDA (Mohawk Valley
                 Handicapped Services)                                                    5.300     03/15/2019            253,820
---------------------------------------------------------------------------------------------------------------------------------
     1,080,000   Onondaga County, NY IDA (Anheuser-Busch)                                 4.875     07/01/2041          1,059,739
---------------------------------------------------------------------------------------------------------------------------------
        55,000   Onondaga County, NY IDA (Salina Free Library)                            5.500     12/01/2022             57,769
---------------------------------------------------------------------------------------------------------------------------------
     1,000,000   Orange County, NY IDA (Glen Arden)                                       5.625     01/01/2018          1,006,240
---------------------------------------------------------------------------------------------------------------------------------
       275,000   Orange County, NY IDA (Glen Arden)                                       5.700     01/01/2028            270,914
---------------------------------------------------------------------------------------------------------------------------------
     1,600,000   Otsego County, NY IDA (Hartwick College)                                 5.900     07/01/2022          1,635,376
---------------------------------------------------------------------------------------------------------------------------------
    15,205,000   Port Authority NY/NJ (Delta Air Lines) 4                                 6.950     06/01/2008         15,311,435
---------------------------------------------------------------------------------------------------------------------------------
        45,000   Port Authority NY/NJ, 119th Series                                       5.375     01/15/2032             45,505
---------------------------------------------------------------------------------------------------------------------------------
    25,660,000   Port Authority NY/NJ, 121st Series 3                                     5.125     10/15/2030         25,933,279
---------------------------------------------------------------------------------------------------------------------------------
       315,000   Port Authority NY/NJ, 121st Series                                       5.375     10/15/2035            318,393
---------------------------------------------------------------------------------------------------------------------------------
    38,280,000   Port Authority NY/NJ, 140th Series 1                                     5.000     12/01/2034         39,574,438
---------------------------------------------------------------------------------------------------------------------------------
     3,180,000   Rensselaer County, NY IDA (Emma Willard School)                          5.000     01/01/2026          3,314,069
---------------------------------------------------------------------------------------------------------------------------------
     3,550,000   Rensselaer County, NY IDA (Emma Willard School)                          5.000     01/01/2031          3,669,813
---------------------------------------------------------------------------------------------------------------------------------
     6,275,000   Rensselaer County, NY IDA (Emma Willard School)                          5.000     01/01/2036          6,456,285
---------------------------------------------------------------------------------------------------------------------------------
     2,600,000   Rensselaer County, NY IDA (Rensselaer
                 Polytechnical Institute)                                                 5.000     03/01/2036          2,658,188
---------------------------------------------------------------------------------------------------------------------------------
     2,680,000   Rensselaer County, NY Tobacco Asset Securitization Corp.                 5.625     06/01/2035          2,702,753
---------------------------------------------------------------------------------------------------------------------------------
     2,000,000   Rensselaer County, NY Tobacco Asset Securitization Corp. 3               5.750     06/01/2043          2,023,060
---------------------------------------------------------------------------------------------------------------------------------
     1,060,000   Rockland County, NY Tobacco Asset Securitization Corp. 3                 5.625     08/15/2035          1,069,360
---------------------------------------------------------------------------------------------------------------------------------
     3,150,000   Rockland County, NY Tobacco Asset Securitization Corp. 3                 5.750     08/15/2043          3,187,800
---------------------------------------------------------------------------------------------------------------------------------
   101,000,000   Rockland County, NY Tobacco Asset Securitization Corp.                   6.252 2   08/15/2045          8,214,330
---------------------------------------------------------------------------------------------------------------------------------
    53,000,000   Rockland County, NY Tobacco Asset Securitization Corp.                   6.637 2   08/15/2050          2,644,170
---------------------------------------------------------------------------------------------------------------------------------
    45,000,000   Rockland County, NY Tobacco Asset Securitization Corp.                   7.619 2   08/15/2060            860,850
---------------------------------------------------------------------------------------------------------------------------------
     2,500,000   Saratoga County, NY IDA (Saratoga Hospital/Saratoga
                 Care/Benedict Community Health Center)                                   5.125     12/01/2033          2,508,350
---------------------------------------------------------------------------------------------------------------------------------
       350,000   Seneca County, NY IDA (New York Chiropractic College)                    5.000     10/01/2027            348,159
---------------------------------------------------------------------------------------------------------------------------------
        45,000   Sodus Village, NY GO                                                     5.000     05/15/2032             46,083
---------------------------------------------------------------------------------------------------------------------------------
        45,000   Sodus Village, NY GO                                                     5.000     05/15/2033             46,016
---------------------------------------------------------------------------------------------------------------------------------
        45,000   Sodus Village, NY GO                                                     5.000     05/15/2034             45,991
---------------------------------------------------------------------------------------------------------------------------------
        45,000   Sodus Village, NY GO                                                     5.000     05/15/2035             45,946
---------------------------------------------------------------------------------------------------------------------------------
        45,000   Sodus Village, NY GO                                                     5.000     05/15/2036             45,876
---------------------------------------------------------------------------------------------------------------------------------
        45,000   Sodus Village, NY GO                                                     5.000     05/15/2037             45,806
---------------------------------------------------------------------------------------------------------------------------------
       250,000   SONYMA, Series 83                                                        5.550     10/01/2027            254,155
---------------------------------------------------------------------------------------------------------------------------------
        15,000   St. Lawrence County, NY IDA (Clarkson University)                        5.000     07/01/2033             15,243
---------------------------------------------------------------------------------------------------------------------------------
       215,000   Suffolk County, NY IDA (ALIA-ACLD)                                       5.950     10/01/2021            210,130

     PRINCIPAL                                                                                                              VALUE
        AMOUNT                                                                           COUPON       MATURITY         SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$      325,000   Suffolk County, NY IDA (ALIA-DDI)                                        5.950%    10/01/2021     $      317,639
---------------------------------------------------------------------------------------------------------------------------------
        75,000   Suffolk County, NY IDA (ALIA-FREE)                                       5.950     10/01/2021             73,301
---------------------------------------------------------------------------------------------------------------------------------
        45,000   Suffolk County, NY IDA (ALIA-IGHL)                                       5.950     10/01/2021             43,981
---------------------------------------------------------------------------------------------------------------------------------
        30,000   Suffolk County, NY IDA (ALIA-IGHL)                                       6.000     10/01/2031             29,071
---------------------------------------------------------------------------------------------------------------------------------
     4,000,000   Suffolk County, NY IDA (ALIA-IGHL)                                       7.250     12/01/2033          4,202,760
---------------------------------------------------------------------------------------------------------------------------------
       200,000   Suffolk County, NY IDA (ALIA-UCPAGS)                                     5.950     10/01/2021            195,470
---------------------------------------------------------------------------------------------------------------------------------
        20,000   Suffolk County, NY IDA (Catholic Charities)                              6.000     10/01/2020             19,962
---------------------------------------------------------------------------------------------------------------------------------
        25,000   Suffolk County, NY IDA (DDI)                                             6.000     10/01/2020             24,953
---------------------------------------------------------------------------------------------------------------------------------
        25,000   Suffolk County, NY IDA (DDI)                                             6.000     10/01/2020             24,953
---------------------------------------------------------------------------------------------------------------------------------
     7,460,000   Suffolk County, NY IDA (Dowling College)                                 5.000     06/01/2036          7,105,053
---------------------------------------------------------------------------------------------------------------------------------
       205,000   Suffolk County, NY IDA (Dowling College)                                 6.700     12/01/2020            209,184
---------------------------------------------------------------------------------------------------------------------------------
       750,000   Suffolk County, NY IDA (Easter Long Island Hospital Assoc.)              5.375     01/01/2027            711,165
---------------------------------------------------------------------------------------------------------------------------------
       685,000   Suffolk County, NY IDA (Easter Long Island Hospital Assoc.)              5.500     01/01/2037            634,865
---------------------------------------------------------------------------------------------------------------------------------
        35,000   Suffolk County, NY IDA (Independent Group Home Living)                   6.000     10/01/2020             34,934
---------------------------------------------------------------------------------------------------------------------------------
     4,300,000   Suffolk County, NY IDA (Jefferson's Ferry)                               5.000     11/01/2028          4,051,245
---------------------------------------------------------------------------------------------------------------------------------
     1,000,000   Suffolk County, NY IDA (L.I. Network Community Services)                 7.550     02/01/2034          1,029,870
---------------------------------------------------------------------------------------------------------------------------------
       620,000   Suffolk County, NY IDA (Nassau-Suffolk Services for Autism)              6.750     11/01/2036            615,672
---------------------------------------------------------------------------------------------------------------------------------
       210,000   Suffolk County, NY IDA (Nassau-Suffolk Services for Autism)              6.750     11/01/2036            208,534
---------------------------------------------------------------------------------------------------------------------------------
       505,000   Suffolk County, NY IDA (Pederson-Krager Center)                          7.200     02/01/2035            528,326
---------------------------------------------------------------------------------------------------------------------------------
     5,985,000   Suffolk County, NY IDA (Pederson-Krager Center)                          7.000     11/01/2035          6,193,757
---------------------------------------------------------------------------------------------------------------------------------
        35,000   Suffolk County, NY IDA (Suffolk Hotels)                                  6.000     10/01/2020             34,934
---------------------------------------------------------------------------------------------------------------------------------
       510,000   Sullivan County, NY Community College COP 4                              5.750     08/15/2025            489,835
---------------------------------------------------------------------------------------------------------------------------------
       530,000   Sullivan County, NY IDA (Center for Discovery)                           5.625     06/01/2013            526,751
---------------------------------------------------------------------------------------------------------------------------------
     1,570,000   Sullivan County, NY IDA (Center for Discovery)                           5.875     07/01/2022          1,552,385
---------------------------------------------------------------------------------------------------------------------------------
       665,000   Sullivan County, NY IDA (Center for Discovery)                           6.000     06/01/2019            666,603
---------------------------------------------------------------------------------------------------------------------------------
     1,540,000   Sullivan County, NY IDA (Center for Discovery)                           6.000     07/01/2037          1,515,791
---------------------------------------------------------------------------------------------------------------------------------
       495,000   Sullivan County, NY IDA (Center for Discovery)                           6.500     06/01/2025            507,494
---------------------------------------------------------------------------------------------------------------------------------
       510,000   Sullivan County, NY IDA (Center for Discovery)                           6.950     02/01/2035            535,867
---------------------------------------------------------------------------------------------------------------------------------
       445,000   Syracuse, NY IDA (Crouse Irving Companies)                               5.250     01/01/2017            454,216
---------------------------------------------------------------------------------------------------------------------------------
       175,000   Tompkins County, NY IDA (Kendal at Ithaca)                               5.500     07/01/2024            175,518
---------------------------------------------------------------------------------------------------------------------------------
     1,475,000   Ulster County, NY IDA (Benedictine Hospital)                             6.500     11/01/2036          1,450,294
---------------------------------------------------------------------------------------------------------------------------------
        25,000   Ulster County, NY IDA (Mid-Hudson Family
                 Health Institute)                                                        5.300     07/01/2016             25,469
---------------------------------------------------------------------------------------------------------------------------------
     4,000,000   Utica, NY IDA (Utica College Civic Facility)                             5.750     08/01/2028          4,030,360
---------------------------------------------------------------------------------------------------------------------------------
     1,250,000   Utica, NY IDA (Utica College Civic Facility)                             6.750     12/01/2021          1,342,663
---------------------------------------------------------------------------------------------------------------------------------
        30,000   Voorheesville, NY GO                                                     5.000     02/15/2023             31,689
---------------------------------------------------------------------------------------------------------------------------------
        35,000   Voorheesville, NY GO                                                     5.000     02/15/2024             36,832
---------------------------------------------------------------------------------------------------------------------------------
        35,000   Voorheesville, NY GO                                                     5.000     02/15/2025             36,722
---------------------------------------------------------------------------------------------------------------------------------
        35,000   Voorheesville, NY GO                                                     5.000     02/15/2026             36,584
---------------------------------------------------------------------------------------------------------------------------------
        40,000   Voorheesville, NY GO                                                     5.000     02/15/2027             41,798

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

     PRINCIPAL                                                                                                              VALUE
        AMOUNT                                                                           COUPON       MATURITY         SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$       40,000   Voorheesville, NY GO                                                     5.000%    02/15/2028     $       41,689
---------------------------------------------------------------------------------------------------------------------------------
        40,000   Voorheesville, NY GO                                                     5.000     02/15/2029             41,592
---------------------------------------------------------------------------------------------------------------------------------
        45,000   Voorheesville, NY GO                                                     5.000     02/15/2030             46,617
---------------------------------------------------------------------------------------------------------------------------------
        45,000   Voorheesville, NY GO                                                     5.000     02/15/2031             46,270
---------------------------------------------------------------------------------------------------------------------------------
        50,000   Voorheesville, NY GO                                                     5.000     02/15/2032             51,396
---------------------------------------------------------------------------------------------------------------------------------
        50,000   Voorheesville, NY GO                                                     5.000     02/15/2033             51,297
---------------------------------------------------------------------------------------------------------------------------------
        55,000   Voorheesville, NY GO                                                     5.000     02/15/2034             56,414
---------------------------------------------------------------------------------------------------------------------------------
        55,000   Voorheesville, NY GO                                                     5.000     02/15/2035             56,342
---------------------------------------------------------------------------------------------------------------------------------
        60,000   Voorheesville, NY GO                                                     5.000     02/15/2036             61,373
---------------------------------------------------------------------------------------------------------------------------------
        60,000   Voorheesville, NY GO                                                     5.000     02/15/2037             61,281
---------------------------------------------------------------------------------------------------------------------------------
       250,000   Westchester County, NY IDA (Guiding Eyes for the Blind)                  5.375     08/01/2024            258,785
---------------------------------------------------------------------------------------------------------------------------------
        50,000   Westchester County, NY IDA (Hebrew Hospital Senior Hsg.)                 7.000     07/01/2016             52,705
---------------------------------------------------------------------------------------------------------------------------------
       500,000   Westchester County, NY IDA (Kendal on Hudson)                            6.500     01/01/2034            522,280
---------------------------------------------------------------------------------------------------------------------------------
     1,810,000   Westchester County, NY IDA (Rippowam-Cisqua School)                      5.750     06/01/2029          1,827,521
---------------------------------------------------------------------------------------------------------------------------------
       320,000   Westchester County, NY IDA (Schnurmacher Center)                         6.500     11/01/2013            337,478
---------------------------------------------------------------------------------------------------------------------------------
       600,000   Westchester County, NY IDA (Schnurmacher Center)                         6.500     11/01/2033            627,210
---------------------------------------------------------------------------------------------------------------------------------
    10,760,000   Westchester County, NY Tobacco Asset
                 Securitization Corp. 3                                                   5.125     06/01/2045         10,177,561
---------------------------------------------------------------------------------------------------------------------------------
       500,000   Yonkers, NY GO                                                           5.000     08/01/2035            514,170
---------------------------------------------------------------------------------------------------------------------------------
       400,000   Yonkers, NY IDA (St. Joseph's Hospital)                                  5.900     03/01/2008            399,584
                                                                                                                   --------------
                                                                                                                    1,379,338,319
---------------------------------------------------------------------------------------------------------------------------------
U.S. POSSESSIONS--26.7%
     8,510,000   Guam GO, Series A                                                        5.400     11/15/2018          8,509,830
---------------------------------------------------------------------------------------------------------------------------------
       500,000   Guam Government Waterworks Authority & Wastewater System                 5.875     07/01/2035            511,190
---------------------------------------------------------------------------------------------------------------------------------
     5,295,000   Guam Power Authority, Series A 3                                         5.125     10/01/2029          5,462,904
---------------------------------------------------------------------------------------------------------------------------------
    10,100,000   Guam Power Authority, Series A                                           5.250     10/01/2034         10,452,389
---------------------------------------------------------------------------------------------------------------------------------
     1,500,000   Puerto Rico Children's Trust Fund (TASC)                                 5.375     05/15/2033          1,493,700
---------------------------------------------------------------------------------------------------------------------------------
     1,495,000   Puerto Rico Children's Trust Fund (TASC)                                 5.500     05/15/2039          1,496,764
---------------------------------------------------------------------------------------------------------------------------------
     6,690,000   Puerto Rico Children's Trust Fund (TASC) 7                               5.625     05/15/2043          6,717,897
---------------------------------------------------------------------------------------------------------------------------------
    84,000,000   Puerto Rico Children's Trust Fund (TASC)                                 6.343 2   05/15/2050          5,218,920
---------------------------------------------------------------------------------------------------------------------------------
     4,030,000   Puerto Rico Commonwealth GO                                              5.000     07/01/2027          4,078,924
---------------------------------------------------------------------------------------------------------------------------------
    28,800,000   Puerto Rico Commonwealth GO                                              5.000     07/01/2034         29,003,040
---------------------------------------------------------------------------------------------------------------------------------
     3,220,000   Puerto Rico Commonwealth GO                                              5.250     07/01/2032          3,318,886
---------------------------------------------------------------------------------------------------------------------------------
    23,080,000   Puerto Rico Electric Power Authority, Series TT                          5.000     07/01/2037         23,407,736
---------------------------------------------------------------------------------------------------------------------------------
    40,500,000   Puerto Rico Electric Power Authority, Series UU 1                        4.271 6   07/01/2025         38,344,307
---------------------------------------------------------------------------------------------------------------------------------
    19,600,000   Puerto Rico Electric Power Authority, Series UU 1                        4.291 6   07/01/2031         18,556,751
---------------------------------------------------------------------------------------------------------------------------------
    10,000,000   Puerto Rico Electric Power Authority, Series UU                          4.271 6   07/01/2025          9,623,100
---------------------------------------------------------------------------------------------------------------------------------
       355,000   Puerto Rico Highway & Transportation Authority                           5.000     07/01/2028            359,132

     PRINCIPAL                                                                                                              VALUE
        AMOUNT                                                                           COUPON       MATURITY         SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------------------
U.S. POSSESSIONS Continued
$       15,000   Puerto Rico Highway & Transportation Authority, Series A                 5.000%    07/01/2038     $       15,039
---------------------------------------------------------------------------------------------------------------------------------
     1,000,000   Puerto Rico Highway & Transportation Authority, Series AA 3              5.000     07/01/2035          1,005,640
---------------------------------------------------------------------------------------------------------------------------------
     7,045,000   Puerto Rico Highway & Transportation Authority, Series G                 5.000     07/01/2042          7,067,192
---------------------------------------------------------------------------------------------------------------------------------
     1,000,000   Puerto Rico Highway & Transportation Authority, Series K                 5.000     07/01/2027          1,017,620
---------------------------------------------------------------------------------------------------------------------------------
    20,855,000   Puerto Rico Highway & Transportation Authority, Series K 3               5.000     07/01/2030         21,114,228
---------------------------------------------------------------------------------------------------------------------------------
       725,000   Puerto Rico Highway & Transportation Authority, Series M                 5.000     07/01/2037            730,793
---------------------------------------------------------------------------------------------------------------------------------
    28,905,000   Puerto Rico Highway & Transportation Authority, Series M                 5.000     07/01/2046         29,046,924
---------------------------------------------------------------------------------------------------------------------------------
    22,000,000   Puerto Rico Highway & Transportation Authority, Series N 1               4.121 6   07/01/2045         20,854,460
---------------------------------------------------------------------------------------------------------------------------------
     5,480,000   Puerto Rico IMEPCF (American Airlines)                                   6.450     12/01/2025          5,521,429
---------------------------------------------------------------------------------------------------------------------------------
     5,700,000   Puerto Rico Infrastructure                                               5.000     07/01/2031          5,766,063
---------------------------------------------------------------------------------------------------------------------------------
    16,900,000   Puerto Rico Infrastructure                                               5.000     07/01/2037         17,023,877
---------------------------------------------------------------------------------------------------------------------------------
    24,550,000   Puerto Rico Infrastructure                                               5.000     07/01/2041         24,681,343
---------------------------------------------------------------------------------------------------------------------------------
    18,325,000   Puerto Rico Infrastructure                                               5.000     07/01/2046         18,407,463
---------------------------------------------------------------------------------------------------------------------------------
       105,000   Puerto Rico ITEMECF (G.R.B. Guaynabo)                                    5.625     07/01/2022            105,757
---------------------------------------------------------------------------------------------------------------------------------
     4,305,000   Puerto Rico ITEMECF (Polytechnic University of Puerto Rico)              5.000     08/01/2022          4,293,549
---------------------------------------------------------------------------------------------------------------------------------
        50,000   Puerto Rico Public Buildings Authority                                   5.125     07/01/2022             51,268
---------------------------------------------------------------------------------------------------------------------------------
     2,000,000   Puerto Rico Public Buildings Authority                                   5.250     07/01/2029          2,068,180
---------------------------------------------------------------------------------------------------------------------------------
    12,640,000   Puerto Rico Public Buildings Authority 3                                 5.500     07/01/2023         13,440,491
---------------------------------------------------------------------------------------------------------------------------------
    16,000,000   Puerto Rico Sales Tax Financing Corp., Series A 1                        4.518 6   08/01/2057         15,567,840
---------------------------------------------------------------------------------------------------------------------------------
    27,150,000   Puerto Rico Sales Tax Financing Corp., Series A                          5.250     08/01/2057         28,151,564
---------------------------------------------------------------------------------------------------------------------------------
     5,825,000   University of Puerto Rico, Series Q                                      5.000     06/01/2030          5,904,395
---------------------------------------------------------------------------------------------------------------------------------
     1,000,000   University of V.I., Series A                                             5.375     06/01/2034          1,005,830
---------------------------------------------------------------------------------------------------------------------------------
     1,700,000   V.I. Public Finance Authority (Gross Receipts Taxes Loan)                5.000     10/01/2031          1,657,075
---------------------------------------------------------------------------------------------------------------------------------
     1,485,000   V.I. Public Finance Authority, Series A                                  5.500     10/01/2022          1,499,088
---------------------------------------------------------------------------------------------------------------------------------
       250,000   V.I. Water & Power Authority                                             5.300     07/01/2018            252,115
                                                                                                                   --------------
                                                                                                                      392,804,693

---------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $1,767,139,721)--120.5%                                                           1,772,143,012
---------------------------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS--(20.5)                                                                        (301,595,035)
                                                                                                                   --------------
NET ASSETS--100.0%                                                                                                 $1,470,547,977
                                                                                                                   ==============

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Security represents the underlying municipal bond on an inverse floating rate security. The bond was purchased by the Fund and subsequently segregated and transferred to a trust. See Note 1 of accompanying Notes.

2. Zero coupon bond reflects effective yield on the date of purchase.

3. All or a portion of the security has been segregated for collateral to cover borrowings. See Note 6 of accompanying Notes.

4. Illiquid security. The aggregate value of illiquid securities as of September
30, 2007 was $28,462,478, which represents 1.94% of the Fund's net assets. See
Note 5 of accompanying Notes.

5. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

6. Represents the current interest rate for a variable or increasing rate security.

7. When-issued security or forward commitment to be delivered and settled after
September 30, 2007. See Note 1 of accompanying Notes.

To simplify the listings of securities, abbreviations are used per the table below:

ACDS      Assoc. for Children with Down Syndrome
ACLD      Adults and Children with Learning and Developmental Disabilities
ALIA      Alliance of Long Island Agencies
AP        Advantage Planning, Inc.
BOCES     Board of Cooperative Education Services
CMA       Community Mainstreaming Associates, Inc.
COP       Certificates of Participation
CSMR      Community Services for the Mentally Retarded
DA        Dormitory Authority
DDI       Developmental Disabilities Institute
EFC       Environmental Facilities Corp.
EFLI      Epilepsy Foundation of L.I., Inc.
ERDA      Energy Research and Devel. Authority
FREE      Family Residences and Essential Enterprises
GO        General Obligation
HAII      Homes Anew II, Inc.
HDC       Housing Devel. Corp.
HFA       Housing Finance Agency
HFM       Hamilton Fulton Montgomery
HJDOI     Hospital for Joint Diseases Orthopedic Institute
IDA       Industrial Devel. Agency
IGHL      Independent Group Home for Living
IMEPCF    Industrial, Medical and Environmental Pollution Control Facilities
ITEMECF   Industrial, Tourist, Educational, Medical and Environmental
          Community Facilities
L.I.      Long Island
LILCO     Long Island Lighting Corp.
MSH/NYU   Mount Sinai Hospital/New York University
MTA       Metropolitan Transportation Authority
NCMRS     Nassau Community Mental Retardation Services Company
NY/NJ     New York/New Jersey
NYC       New York City
NYS       New York State
NYU       New York University
PRAMS     Prudential Receipts of Accrual Municipal Securities
PSCH      Professional Service Centers for the Handicapped, Inc.
RITES     Residual Interest Tax Exempt Security
ROLs      Residual Option Longs
SONYMA    State of New York Mortgage Agency
TASC      Tobacco Settlement Asset-Backed Bonds
TFABs     Tobacco Flexible Amortization Bonds
UCPAGS    United Cerebral Palsy Assoc. of Greater Suffolk
UDC       Urban Devel. Corp.
V.I.      United States Virgin Islands
WORCA     Working Organization for Retarded Children and Adults
YMCA      Young Men's Christian Assoc.

DISTRIBUTION OF INVESTMENTS BY CATEGORY OF ISSUE, AS A PERCENTAGE OF TOTAL
INVESTMENTS AT VALUE, IS AS FOLLOWS:

CATEGORY                                                  MARKET VALUE  PERCENT
--------------------------------------------------------------------------------
Tobacco Master Settlement Agreement                     $  392,719,741     22.2%
Highways/Commuter Facilities                               273,915,148     15.5
Higher Education                                           170,660,295      9.6
Electric Utilities                                         148,035,850      8.4
General Obligation                                         107,204,861      6.0
Hospital/Health Care                                        86,371,898      4.9
Commercial Services & Supplies                              68,370,912      3.9
Special Tax                                                 65,878,746      3.7
Marine/Aviation Facilities                                  65,871,615      3.7
Sales Tax Revenue                                           45,767,724      2.6
Water Utilities                                             44,371,702      2.5
Government Appropriation                                    39,403,772      2.2
Tax Increment Financing (TIF)                               39,156,944      2.2
Education                                                   38,622,651      2.2
Adult Living Facilities                                     35,644,338      2.0
Hotels, Restaurants & Leisure                               31,971,348      1.8
Municipal Leases                                            30,155,397      1.7
Multifamily Housing                                         22,087,339      1.2
Airlines                                                    20,832,864      1.2
Not-for-Profit Organization                                 19,829,311      1.1
Sports Facility Revenue                                     10,139,481      0.6
Student Housing                                              7,292,300      0.4
Resource Recovery                                            2,574,475      0.1
Gas Utilities                                                1,823,458      0.1
Casino                                                       1,607,290      0.1
Beverages                                                    1,059,739      0.1
Media                                                          402,784      0.0
Single Family Housing                                          360,630      0.0
Parking Fee Revenue                                             10,399      0.0
                                                        ------------------------
Total                                                   $1,772,143,012    100.0%
                                                        ========================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES  September 30, 2007
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------
Investments, at value (cost $1,767,139,721)--see accompanying
statement of investments                                        $ 1,772,143,012
--------------------------------------------------------------------------------
Cash                                                                    485,619
--------------------------------------------------------------------------------
Receivables and other assets:
Interest                                                             21,491,323
Shares of beneficial interest sold                                    5,230,702
Investments sold                                                      1,134,020
Other                                                                    50,070
                                                                ----------------
Total assets                                                      1,800,534,746

--------------------------------------------------------------------------------
LIABILITIES
--------------------------------------------------------------------------------
Payables and other liabilities:
Payable for short-term floating rate notes issued (See Note 1)      291,665,000
Payable on borrowings (See Note 6)                                   26,700,000
Investments purchased (including $5,136,219 purchased on a
when-issued basis or forward commitment)                              6,612,841
Shares of beneficial interest redeemed                                2,808,684
Dividends                                                               949,975
Distribution and service plan fees                                      888,503
Trustees' compensation                                                  167,359
Interest expense on borrowings                                           65,723
Transfer and shareholder servicing agent fees                            39,704
Shareholder communications                                               26,395
Other                                                                    62,585
                                                                ----------------
Total liabilities                                                   329,986,769

--------------------------------------------------------------------------------
NET ASSETS                                                      $ 1,470,547,977
                                                                ================

--------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
--------------------------------------------------------------------------------
Par value of shares of beneficial interest                      $       115,977
--------------------------------------------------------------------------------
Additional paid-in capital                                        1,473,312,177
--------------------------------------------------------------------------------
Accumulated net investment income                                       120,773
--------------------------------------------------------------------------------
Accumulated net realized loss on investments                         (8,004,241)
--------------------------------------------------------------------------------
Net unrealized appreciation on investments                            5,003,291
                                                                ----------------
NET ASSETS                                                      $ 1,470,547,977
                                                                ================

--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
--------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets of $1,275,590,282 and 100,606,687 shares of beneficial
interest outstanding)                                                   $ 12.68
Maximum offering price per share (net asset value plus sales
charge of 4.75% of offering price)                                      $ 13.31
--------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable
contingent deferred sales charge)and offering price per share
(based on net assets of $30,981,880 and 2,442,602 shares
of beneficial interest outstanding)                                     $ 12.68
--------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $163,975,815 and 12,928,043 shares of beneficial
interest outstanding)                                                   $ 12.68

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS  For the Year Ended September 30, 2007
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
Interest                                                        $    79,557,065
--------------------------------------------------------------------------------
Other income                                                              3,079
                                                                ----------------
Total investment income                                              79,560,144

--------------------------------------------------------------------------------
EXPENSES
--------------------------------------------------------------------------------
Management fees                                                       6,122,540
--------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                               2,816,506
Class B                                                                 326,361
Class C                                                               1,426,604
--------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                 345,933
Class B                                                                  20,670
Class C                                                                  51,513
--------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                  66,030
Class B                                                                   3,373
Class C                                                                   5,954
--------------------------------------------------------------------------------
Interest expense and fees on short-term floating
rate notes issued (See Note 1)                                        9,412,616
--------------------------------------------------------------------------------
Interest expense on borrowings                                          995,206
--------------------------------------------------------------------------------
Trustees' compensation                                                   78,835
--------------------------------------------------------------------------------
Custodian fees and expenses                                              38,478
--------------------------------------------------------------------------------
Other                                                                   208,381
                                                                ----------------
Total expenses                                                       21,919,000
Less reduction to custodian expenses                                    (16,728)
                                                                ----------------
Net expenses                                                         21,902,272

--------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                57,657,872

--------------------------------------------------------------------------------
REALIZED AND UNREALIZED LOSS
--------------------------------------------------------------------------------
Net realized loss on investments                                     (6,766,269)
--------------------------------------------------------------------------------
Net change in unrealized appreciation on investments                (56,008,516)

--------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS            $    (5,116,913)
                                                                ================
SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

YEAR ENDED SEPTEMBER 30,                                                                   2007                2006
--------------------------------------------------------------------------------------------------------------------
OPERATIONS
--------------------------------------------------------------------------------------------------------------------
Net investment income                                                         $      57,657,872   $      42,982,524
--------------------------------------------------------------------------------------------------------------------
Net realized gain (loss)                                                             (6,766,269)         12,357,229
--------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation                                               (56,008,516)         16,054,088
                                                                              --------------------------------------
Net increase (decrease) in net assets resulting from operations                      (5,116,913)         71,393,841

--------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------------
Dividends from net investment income:
Class A                                                                             (50,787,239)        (40,672,456)
Class B                                                                              (1,144,591)         (1,230,537)
Class C                                                                              (5,020,664)         (2,615,666)
                                                                              --------------------------------------
                                                                                    (56,952,494)        (44,518,659)
--------------------------------------------------------------------------------------------------------------------
Distributions from net realized gain:
Class A                                                                                (125,198)                 --
Class B                                                                                  (3,742)                 --
Class C                                                                                 (14,095)                 --
                                                                              --------------------------------------
                                                                                       (143,035)                 --

--------------------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
--------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
beneficial interest transactions:
Class A                                                                             323,496,770         322,309,126
Class B                                                                                (466,729)          5,372,413
Class C                                                                              64,362,269          73,037,346
                                                                              --------------------------------------
                                                                                    387,392,310         400,718,885

--------------------------------------------------------------------------------------------------------------------
NET ASSETS
--------------------------------------------------------------------------------------------------------------------
Total increase                                                                      325,179,868         427,594,067
--------------------------------------------------------------------------------------------------------------------
Beginning of period                                                               1,145,368,109         717,774,042
                                                                              --------------------------------------
End of period (including accumulated net investment income (loss)
of $120,773 and $(457,478), respectively)                                     $   1,470,547,977   $   1,145,368,109
                                                                              ======================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF CASH FLOWS
--------------------------------------------------------------------------------

FOR THE YEAR ENDED SEPTEMBER 30, 2007
-------------------------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES
-------------------------------------------------------------------------------
Net decrease in net assets from operations                      $    (5,116,913)
--------------------------------------------------------------------------------
Adjustments to reconcile net decrease in net assets from
operations to net cash used in operating activities:
Purchase of investment securities                                  (760,951,376)
Proceeds from disposition of investment securities                  391,730,157
Short-term investment securities, net                              (130,166,332)
Premium amortization                                                  3,433,233
Discount accretion                                                   (3,216,416)
Net realized loss on investments                                      6,766,269
Net change in unrealized appreciation on investments                 56,008,516
Increase in interest receivable                                      (4,701,326)
Decrease in receivable for securities sold                              114,674
Increase in other assets                                                (21,820)
Increase in payable for securities purchased                          4,412,139
Increase in payable for accrued expenses                                288,751
                                                                ----------------
Net cash used in operating activities                              (441,420,444)

--------------------------------------------------------------------------------
CASH FLOWS FROM FINANCING ACTIVITIES
--------------------------------------------------------------------------------
Proceeds from bank borrowings                                       434,700,000
Payments on bank borrowings                                        (423,400,000)
Proceeds from short-term floating rate notes issued                  95,575,000
Proceeds from shares sold                                           576,801,050
Payment on shares redeemed                                         (224,238,323)
Cash distributions paid                                             (18,379,246)
                                                                ----------------
Net cash provided by financing activities                           441,058,481
--------------------------------------------------------------------------------
Net decrease in cash                                                   (361,963)
--------------------------------------------------------------------------------
Cash, beginning balance                                                 847,582
                                                                ----------------
Cash, ending balance                                            $       485,619
                                                                ================

Supplemental disclosure of cash flow information:

Noncash financing activities not included herein consist of reinvestment of dividends and distributions of $38,357,584.

Cash paid for interest on bank borrowings--$1,005,498.

Cash paid for interest on short-term floating rate notes issued--$9,412,616.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

CLASS A    YEAR ENDED SEPTEMBER 30,                         2007            2006          2005          2004        2003
-------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                 $     13.22     $     12.91     $   12.45     $   12.31   $   12.75
-------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                        .57 1           .61 1         .66 1         .72         .71
Net realized and unrealized gain (loss)                     (.55)            .34           .49           .11        (.44)
                                                     --------------------------------------------------------------------
Total from investment operations                             .02             .95          1.15           .83         .27
-------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                        (.56)           (.64)         (.69)         (.69)       (.71)
Distributions from net realized gain                          -- 2            --            --            --          --
                                                     --------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                             (.56)           (.64)         (.69)         (.69)       (.71)
-------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $     12.68     $     13.22     $   12.91     $   12.45   $   12.31
                                                     ====================================================================

-------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                          0.15%           7.61%         9.41%         6.91%       2.07%
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)             $ 1,275,590     $ 1,005,912     $ 659,975     $ 539,834   $ 533,563
-------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                    $ 1,181,757     $   824,276     $ 580,413     $ 536,613   $ 531,977
-------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                       4.35%           4.76%         5.17%         5.84%       5.57%
Expenses excluding interest and fees on
short-term floating rate notes issued                       0.82%           0.90%         0.93%         0.91%       0.93%
Interest and fees on short-term floating
rate notes issued 5                                         0.69%           0.61%         0.43%         0.26%       0.26%
                                                     --------------------------------------------------------------------
Total expenses                                              1.51%           1.51%         1.36%         1.17%       1.19%
Expenses after payments, waivers and/or
reimbursements and reduction to
custodian expenses                                          1.51%           1.51%         1.36%         1.14%       1.19%
-------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                       26%             36%            8%            5%         45%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Less than $0.005 per share.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Interest and fee expense relates to the Fund's liability for short-term floating rate notes issued in conjuction with inverse floating rate security transactions. See Note 1 of accompanying Notes.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS B    YEAR ENDED SEPTEMBER 30,                         2007            2006          2005          2004        2003
-------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                 $     13.22     $     12.91     $   12.45     $   12.32   $   12.75
-------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                        .47 1           .51 1         .56 1         .62         .60
Net realized and unrealized gain (loss)                     (.55)            .34           .49           .10        (.42)
                                                     --------------------------------------------------------------------
Total from investment operations                            (.08)            .85          1.05           .72         .18
-------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                        (.46)           (.54)         (.59)         (.59)       (.61)
Distributions from net realized gain                          -- 2            --            --            --          --
                                                     --------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                             (.46)           (.54)         (.59)         (.59)       (.61)
-------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $     12.68     $     13.22     $   12.91     $   12.45   $   12.32
                                                     ====================================================================

-------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                         (0.65)%          6.76%         8.55%         5.99%       1.36%
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)             $    30,982     $    32,793     $  26,680     $  27,555   $  32,851
-------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                    $    32,663     $    29,544     $  26,977     $  30,212   $  36,000
-------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                       3.55%           3.99%         4.41%         5.05%       4.77%
Expenses excluding interest and fees on
short-term floating rate notes issued                       1.62%           1.70%         1.71%         1.69%       1.71%
Interest and fees on short-term floating
rate notes issued 5                                         0.69%           0.61%         0.43%         0.26%       0.26%
                                                     --------------------------------------------------------------------
Total expenses                                              2.31%           2.31%         2.14%         1.95%       1.97%
Expenses after payments, waivers and/or
reimbursements and reduction
to custodian expenses                                       2.31%           2.30%         2.14%         1.92%       1.97%
-------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                       26%             36%            8%            5%         45%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Less than $0.005 per share.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Interest and fee expense relates to the Fund's liability for short-term floating rate notes issued in conjuction with inverse floating rate security transactions. See Note 1 of accompanying Notes.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

CLASS C    YEAR ENDED SEPTEMBER 30,                         2007            2006          2005          2004        2003
-------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                 $     13.22     $     12.91     $   12.45     $   12.32   $   12.75
-------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                        .47 1           .50 1         .55 1         .62         .60
Net realized and unrealized gain (loss)                     (.55)            .35           .50           .10        (.42)
                                                     --------------------------------------------------------------------
Total from investment operations                            (.08)            .85          1.05           .72         .18
-------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                        (.46)           (.54)         (.59)         (.59)       (.61)
Distributions from net realized gain                          -- 2            --            --            --          --
                                                     --------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                             (.46)           (.54)         (.59)         (.59)       (.61)
-------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $     12.68     $     13.22     $   12.91     $   12.45   $   12.32
                                                     ====================================================================

-------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                         (0.62)%          6.78%         8.55%         5.99%       1.35%
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)             $   163,976     $   106,663     $  31,119     $  15,723   $  13,080
-------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                    $   142,905     $    64,991     $  20,347     $  14,598   $  11,852
-------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                       3.58%           3.89%         4.32%         5.04%       4.78%
Expenses excluding interest and fees on
short-term floating rate notes issued                       1.59%           1.66%         1.70%         1.69%       1.72%
Interest and fees on short-term floating
rate notes issued 5                                         0.69%           0.61%         0.43%         0.26%       0.26%
                                                     --------------------------------------------------------------------
Total expenses                                              2.28%           2.27%         2.13%         1.95%       1.98%
Expenses after payments, waivers and/or
reimbursements and reduction
to custodian expenses                                       2.28%           2.27%         2.13%         1.92%       1.98%
-------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                       26%             36%            8%            5%         45%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Less than $0.005 per share.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Interest and fee expense relates to the Fund's liability for short-term floating rate notes issued in conjuction with inverse floating rate security transactions. See Note 1 of accompanying Notes.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer AMT-Free New York Municipals (the Fund) is registered under the
Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek the maximum current income exempt from federal, New York State and New York City income taxes for individual investors consistent with preservation of capital. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

      The Fund offers Class A, Class B and Class C shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B and C have separate distribution and/or service plans.
Class B shares will automatically convert to Class A shares six years after the date of purchase.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M.
Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National
Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ(R) are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and
"asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value.
Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the
Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Investments in open-end registered investment companies (including affiliated funds) are valued at that fund's net asset value. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
SECURITIES ON A WHEN-ISSUED BASIS OR FORWARD COMMITMENT. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis or forward commitment take place generally at least ten days or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis or forward commitment may increase the volatility of the
Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase. As of September 30, 2007, the Fund had purchased
$5,136,219 of securities issued on a when-issued basis or forward commitment.

--------------------------------------------------------------------------------
INVERSE FLOATING RATE SECURITIES. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates.
As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The
Fund will not invest more than 20% of its total assets in inverse floaters.
Inverse floaters amount to $102,859,517 as of September 30, 2007, which represents 5.71% of the Fund's total assets.

      Certain inverse floating rate securities are created when the Fund purchases and subsequently transfers a municipal bond security (the "municipal bond") to a broker dealer. The municipal bond is typically a fixed rate security. The broker dealer (the "sponsor") creates a trust (the "Trust") and deposits the municipal bond. The Trust issues short-term floating rate notes available to third parties and a residual interest in the municipal bond
(referred to as an "inverse floating rate security") to the Fund. The terms of these inverse floating rate securities grant the Fund the right to require that the Trust issuing the inverse floating rate security compel a tender of the short-term floating rate notes to facilitate the Fund's repurchase of the underlying municipal bond. Following such a request, the Fund pays the sponsor the principal amount due to the holders of the short-term floating rate notes issued by the Trust and exchanges the inverse floating rate security for the underlying municipal bond. These transactions are considered secured

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

borrowings for financial reporting purposes. As a result of such accounting treatments, the Fund includes the municipal bond position on its Statement of
Investments (but does not separately include the inverse floating rate securities received). The Fund also includes the value of the municipal bond and a payable amount equal to the short-term floating rate notes issued by the Trust on its Statement of Assets and Liabilities. The interest rates on these short-term floating rate notes reset periodically, usually weekly. The holders of these short-term floating rate notes have the option to tender their investment, to the sponsor or the Trust's liquidity provider, for redemption at par at each reset date. Income from the municipal bond position and the interest expense on the payable for the short-term floating rate notes issued by the
Trust are recorded on the Fund's Statement of Operations. At September 30, 2007,
municipal bond holdings with a value of $394,524,517 shown on the Fund's
Statement of Investments are held by such Trusts and serve as collateral for the
$291,665,000 in short-term floating rate notes issued and outstanding at that date.

At September 30, 2007, the Fund's residual exposure to these types of inverse floating rate securities were as follows:

PRINCIPAL                                                           COUPON    MATURITY          VALUE AS OF
AMOUNT         INVERSE FLOATER 1                                   RATES 2       DATES   SEPTEMBER 30, 2007
------------------------------------------------------------------------------------------------------------
$  6,500,000   Erie County Tobacco Asset Securitization Corp.
               RITES                                                 5.520%     6/1/45   $        5,518,565
   5,400,000   Erie County Tobacco Asset Securitization Corp.
               RITES                                                 5.520      6/1/45            4,584,654
   2,750,000   Hudson Yards Infrastructure Corp. ROLs                6.660     2/15/47            2,736,718
   5,750,000   L.I. Power Authority RITES                            7.710      9/1/33            6,287,510
   3,460,000   MTA ROLs                                              7.920    11/15/31            3,835,618
   7,500,000   MTA ROLs                                              7.420    11/15/31            8,509,200
   2,950,000   NY Counties Tobacco Trust IV RITES                    5.520      6/1/42            2,516,380
   5,000,000   NYC GO RITES                                          6.040      8/1/21            5,950,100
   5,000,000   NYC Municipal Water Finance Authority ROLs            7.660     6/15/39            5,615,400
     765,000   NYS DA ROLs 3                                         6.420      5/1/33              371,590
  19,140,000   Port Authority NY/NJ RITES                            5.880     12/1/34           20,434,438
   4,400,000   Puerto Rico Highway & Transportation Authority
               ROLs                                                  4.990      7/1/45            3,254,460
   6,010,000   Puerto Rico Electric Power Authority ROLs 3           5.780      7/1/31            2,811,057
   1,600,000   Puerto Rico Sales Tax Financing Corp. ROLs 3          7.990      8/1/57            1,167,840
  10,000,000   Triborough Bridge & Tunnel Authority RITES            7.689    11/15/32           11,136,000
   4,550,000   Triborough Bridge & Tunnel Authority RITES            8.186    11/15/29            5,366,816
   3,585,000   Triborough Bridge & Tunnel Authority RITES            7.686    11/15/32            3,992,256
   2,560,000   Triborough Bridge & Tunnel Authority RITES            7.571    11/15/27            2,850,765
   2,500,000   Triborough Bridge & Tunnel Authority RITES            8.571    11/15/23            3,136,150
   2,500,000   Triborough Bridge & Tunnel Authority ROLs             7.660    11/15/32            2,784,000
                                                                                         -------------------
                                                                                         $      102,859,517
                                                                                         ===================

1. For a list of abbreviations used in the Inverse Floater table see the
Portfolio Abbreviations table on page 38 of the Statement of Investments.

2. Represents the current interest rate for a variable rate bond known as an
"inverse floater."

3. Security is subject to a shortfall and forbearance agreement.

The Fund enters into shortfall and forbearance agreements with the sponsors of certain inverse floaters held by the Fund. These agreements commit the Fund to reimburse the sponsor of the inverse floater, in certain circumstances, for the amount of the difference between the liquidation value of the underlying security (which is the basis of the inverse floater) and the principal amount due to the holders of the floating rate notes issued by the Trust in conjunction with the inverse floating rate security. Under the standard terms of an inverse floating rate security, absent such a shortfall and forbearance agreement, the
Fund would not be required to make such a reimbursement. The Manager monitors the Fund's potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund's investment in such inverse floating rate securities, if it deems it appropriate to do so. As of September
30, 2007, in addition to the exposure detailed in the preceding table, the
Fund's maximum exposure under such agreements is estimated at approximately
$74,610,000.

--------------------------------------------------------------------------------
SECURITY CREDIT RISK. There are certain risks arising from geographic concentration in any state. Certain revenue or tax related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal
Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

The tax components of capital shown in the table below represent distribution requirements the Fund must satisfy under the income tax regulations, losses the
Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.

                                                              NET UNREALIZED
                                                                APPRECIATION
                                                            BASED ON COST OF
                                                              SECURITIES AND
    UNDISTRIBUTED    UNDISTRIBUTED          ACCUMULATED    OTHER INVESTMENTS
    NET INVESTMENT       LONG-TERM                 LOSS   FOR FEDERAL INCOME
    INCOME                    GAIN   CARRYFORWARD 1,2,3         TAX PURPOSES
    ------------------------------------------------------------------------
       $ 1,688,898            $ --          $ 6,592,824          $ 3,591,868

1. As of September 30, 2007, the Fund had $6,592,824 of post-October losses available to offset future realized capital gains, if any. Such losses, if unutilized, will expire in 2016.

2. During the fiscal year ended September 30, 2007, the Fund did not utilize any capital loss carryforward.

3. During the fiscal year ended September 30, 2006, the Fund utilized $1,450,798 of capital loss carryforward to offset capital gains realized in that fiscal year.

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund. Accordingly, the following amounts have been reclassified for September 30, 2007. Net assets of the Fund were unaffected by the reclassifications.

           REDUCTION TO          REDUCTION TO ACCUMULATED
           ACCUMULATED NET                   NET REALIZED
           INVESTMENT INCOME          LOSS ON INVESTMENTS
           ----------------------------------------------
           $ 127,127                            $ 127,127

The tax character of distributions paid during the years ended September 30,
2007 and September 30, 2006 was as follows:

                                               YEAR ENDED         YEAR ENDED
                                           SEPT. 30, 2007     SEPT. 30, 2006
           -----------------------------------------------------------------
           Distributions paid from:
           Exempt-interest dividends         $ 56,626,410       $ 44,497,915
           Ordinary income                        326,084             20,744
           Long-term capital gain                 143,035                 --
                                             -------------------------------
           Total                             $ 57,095,529       $ 44,518,659
                                             ===============================

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of September 30, 2007 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

           Federal tax cost of securities            $ 1,475,436,751
                                                     ===============

           Gross unrealized appreciation             $    33,771,954
           Gross unrealized depreciation                 (30,180,086)
                                                     ---------------
           Net unrealized appreciation               $     3,591,868
                                                     ===============

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Fund has adopted an unfunded retirement plan (the
"Plan") for the Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during their period of service. The Plan was frozen with respect to adding new participants effective December 31, 2006
(the "Freeze Date") and existing Plan Participants as of the Freeze Date will continue to receive accrued benefits under the Plan. Active independent trustees as of the Freeze Date have each elected a distribution method with respect to their benefits under the Plan. During the year ended September

30, 2007, the Fund's projected benefit obligations were increased by $50,843 and payments of $32,995 were made to retired trustees, resulting in an accumulated liability of $112,356 as of September 30, 2007.

      The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund.
For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The
Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities.
Deferral of trustees' fees under the plan will not affect the net assets of the
Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the
Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date.
Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
INDEMNIFICATIONS. The Fund's organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the
Fund. The risk of material loss from such claims is considered remote.

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                                  YEAR ENDED SEPTEMBER 30, 2007    YEAR ENDED SEPTEMBER 30, 2006
                                                       SHARES            AMOUNT        SHARES             AMOUNT
-----------------------------------------------------------------------------------------------------------------
CLASS A
Sold                                               36,225,517    $  475,962,216    30,165,787      $ 389,068,133
Dividends and/or distributions reinvested           2,642,399        34,533,192     2,054,601         26,532,833
Redeemed                                          (14,369,019)     (186,998,638)   (7,236,398)       (93,291,840)
                                                 ----------------------------------------------------------------
Net increase                                       24,498,897    $  323,496,770    24,983,990      $ 322,309,126
                                                 ================================================================

-----------------------------------------------------------------------------------------------------------------
CLASS B
Sold                                                  643,385    $    8,494,157       776,732      $  10,032,978
Dividends and/or distributions reinvested              57,320           750,483        55,555            717,268
Redeemed                                             (738,301)       (9,711,369)     (418,072)        (5,377,833)
                                                 ----------------------------------------------------------------
Net increase (decrease)                               (37,596)   $     (466,729)      414,215      $   5,372,413
                                                 ================================================================

-----------------------------------------------------------------------------------------------------------------
CLASS C
Sold                                                6,888,631    $   90,679,430     6,173,689      $  79,698,090
Dividends and/or distributions reinvested             235,413         3,073,909       119,264          1,542,437
Redeemed                                           (2,263,503)      (29,391,070)     (635,447)        (8,203,181)
                                                 ----------------------------------------------------------------
Net increase                                        4,860,541    $   64,362,269     5,657,506      $  73,037,346
                                                 ================================================================

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the year ended September 30, 2007, were as follows:

                                                    PURCHASES              SALES
--------------------------------------------------------------------------------
Investment securities                           $ 760,951,376      $ 391,730,157

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of average net assets as shown in the following table:

                  54 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

           FEE SCHEDULE
           -----------------------------------------------
           Up to $200 million                        0.60%
           Next $100 million                         0.55
           Next $200 million                         0.50
           Next $250 million                         0.45
           Next $250 million                         0.40
           Over $1 billion                           0.35

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays
OFS a per account fee. For the year ended September 30, 2007, the Fund paid
$413,236 to OFS for services to the Fund.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12b-1) FEES. Under its General Distributor's
Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor)
acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal services and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B AND CLASS C SHARES. The Fund has
adopted Distribution and Service Plans for Class B and Class C shares to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the plans, the Fund pays the
Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B or Class C plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor determines its uncompensated expenses under the plan at calendar quarter ends.
The Distributor's aggregate uncompensated expenses under the plan at September
30, 2007 for Class B and Class C shares were $1,809,039 and $1,962,651, respectively. Fees incurred by the Fund under the plans are detailed in the
Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

                                          CLASS A        CLASS B        CLASS C
                           CLASS A     CONTINGENT     CONTINGENT     CONTINGENT
                         FRONT-END       DEFERRED       DEFERRED       DEFERRED
                     SALES CHARGES  SALES CHARGES  SALES CHARGES  SALES CHARGES
                       RETAINED BY    RETAINED BY    RETAINED BY    RETAINED BY
YEAR ENDED             DISTRIBUTOR    DISTRIBUTOR    DISTRIBUTOR    DISTRIBUTOR
--------------------------------------------------------------------------------
September 30, 2007       $ 491,454      $ 116,249       $ 39,975       $ 72,059
--------------------------------------------------------------------------------

WAIVERS AND REIMBURSEMENTS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
5. ILLIQUID SECURITIES

As of September 30, 2007, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The
Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with the applicable footnote on the Statement of
Investments.

--------------------------------------------------------------------------------
6. BORROWINGS

The Fund can borrow money from banks in amounts up to one-third of its total assets (including the amount borrowed) less all liabilities and indebtedness other than borrowings to purchase portfolio securities, to meet redemption obligations or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund.

      The Fund has entered into a Revolving Credit and Security Agreement (the
"Agreement") with a conduit lender and a bank which enables it to participate with certain other Oppenheimer funds in a committed, secured borrowing facility that permits borrowings of up to $900 million, collectively. To secure the loan, the Fund pledges investment securities in accordance with the terms of the
Agreement. Interest is charged to the Fund, based on its borrowings, at current commercial paper issuance rates (5.5866% as of September 30, 2007). The Fund pays additional fees of 0.30% per annum on its outstanding borrowings to manage and administer the facility and is allocated its pro-rata share of a 0.13% per annum commitment fee for a liquidity backstop facility with respect to the $900 million facility size.

      For the year ended September 30, 2007, the average daily loan balance was
$18,511,507 at an average daily interest rate of 5.305%. The Fund had borrowings outstanding of $26,700,000 at September 30, 2007 at an interest rate of 5.5866%.
The Fund

had gross borrowings and gross loan repayments of $434,700,000 and $423,400,000, respectively, during the year ended September 30, 2007. The maximum amount of borrowings outstanding at any month-end during the year ended September 30, 2007 was $75,000,000. The Fund paid $90,198 in fees and $1,005,498 in interest during the year ended September 30, 2007.

--------------------------------------------------------------------------------
7. RECENT ACCOUNTING PRONOUNCEMENT

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB
Interpretation No. 48 ("FIN 48"), ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES.
FIN 48 clarifies the accounting for uncertainty in income taxes recognized in an enterprise's financial statements in accordance with FASB Statement No. 109,
ACCOUNTING FOR INCOME TAXES. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether it is "more-likely-than-not" that tax positions taken in the Fund's tax return will be ultimately sustained. A tax liability and expense must be recorded in respect of any tax position that, in Management's judgment, will not be fully realized.
FIN 48 is effective for fiscal years beginning after December 15, 2006. As of
September 30, 2007, the Manager has evaluated the implications of FIN 48 and does not currently anticipate a material impact to the Fund's financial statements. The Manager will continue to monitor the Fund's tax positions prospectively for potential future impacts.

      In September 2006, ("FASB") issued Statement of Financial Accounting
Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS
No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of September 30, 2007, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts;
however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

                                  Appendix A

                      MUNICIPAL BOND RATINGS DEFINITIONS

Below are summaries of the rating definitions used by the
nationally-recognized rating agencies listed below for municipal securities.
Those ratings represent the opinion of the agency as to the credit quality of issues that they rate. The summaries below are based upon publicly available information provided by the rating organizations.

Moody's Investors Service, Inc. ("Moody's")
Municipal Ratings are opinions of the investment quality of issuers and issues in the U.S. municipal and tax-exempt markets. As such, these ratings incorporate Moody's assessment of the default probability and loss severity of these issuers and issues.

Municipal Ratings are based upon the analysis of four primary factors relating to municipal finance: economy, debt, finances, and
administration/management strategies. Each of the factors is evaluated individually and for its effect on the other factors in the context of the municipality's ability to repay its debt.

MUNICIPAL LONG-TERM RATING DEFINITIONS

Aaa:  Issuers or issues rated Aaa demonstrate the strongest creditworthiness relative to other US municipal or tax-exempt issuers or issues.

Aa:  Issuers or issues rated Aa demonstrate very strong creditworthiness relative to other US municipal or tax-exempt issuers or issues.

A:  Issuers or issues rated A present above-average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

Baa:  Issuers or issues rated Baa represent average creditworthiness relative to other US municipal or tax- exempt issuers or issues.

Ba:  Issuers or issues rated Ba demonstrate below-average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

B:  Issuers or issues rated B demonstrate weak creditworthiness relative to other US municipal or tax- exempt issuers or issues.

Caa:  Issuers or issues rated Caa demonstrate very weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.

Ca:  Issuers or issues rated Ca demonstrate extremely weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.

C:  Issuers or issues rated C demonstrate the weakest creditworthiness relative to other US municipal or tax-exempt issuers or issues.

Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid- range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

MIG/VMIG RATINGS: U.S. SHORT-TERM RATINGS
In municipal debt issuance, there are three rating categories for short-term obligations that are considered investment grade. These ratings are designated as Moody's Investment Grade (MIG) and are divided into three levels -- MIG 1 through MIG 3.
In addition, those short-term obligations that are of speculative quality are designated SG, or speculative grade.

In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned. The first element represents Moody's evaluation of the degree of risk associated with scheduled principal and interest payments. The second element represents Moody's evaluation of the degree of risk associated with the demand feature, using the MIG rating scale.

The short-term rating assigned to the demand feature of VRDOs is designated as VMIG. When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG 1.

MIG ratings expire at note maturity. By contrast, VMIG rating expirations will be a function of each issue's specific structural or credit features.

MIG 1/VMIG 1: Denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing.

MIG 2/VMIG 2: Denotes strong credit quality. Margins of protection are ample although not as large as in the preceding group.

MIG 3/VMIG 3: Denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well established.

SG:  Denotes speculative-grade credit quality. Debt instruments in this category may lack margins of protection.

Standard & Poor's Ratings Services ("Standard & Poor's"), a division of The
McGraw-Hill Companies, Inc.

LONG-TERM ISSUE CREDIT RATINGS
Issue credit ratings are based in varying degrees, on the following considerations:
o    Likelihood of payment-capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;
o    Nature of and provisions of the obligation; and
o    Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.
   The issue ratings definitions are expressed in terms of default risk. As such, they pertain to senior obligations of an entity. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above.

AAA: An obligation rated `AAA' has the highest rating assigned by Standard &
Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA: An obligation rated `AA' differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A: An obligation rated `A' are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB: An obligation rated `BBB' exhibits adequate protection parameters.
However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC, and C

An obligation rated `BB', `B', `CCC', `CC', and `C' are regarded as having significant speculative characteristics. `BB' indicates the least degree of speculation and `C' the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB: An obligation rated `BB' are less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B: An obligation rated `B' are more vulnerable to nonpayment than obligations rated `BB', but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC: An obligation rated `CCC' are currently vulnerable to nonpayment and are dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC: An obligation rated `CC' are currently highly vulnerable to nonpayment.

C: The `C' rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D: An obligation rated `D' are in payment default. The `D' rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The `D' rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

The ratings from "AA" to "CCC" may be modified by the addition of a plus (+)
or minus (-) sign to show relative standing within the major rating categories.

c: The `c' subscript is used to provide additional information to investors that the bank may terminate its obligation to purchase tendered bonds if the long-term credit rating of the issuer is below an investment-grade level and/or the issuer's bonds are deemed taxable.

p: The letter `p' indicates that the rating is provisional. A provisional rating assumes the successful completion of the project financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful, timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of or the risk of default upon failure of such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

Continuance of the ratings is contingent upon Standard & Poor's receipt of an executed copy of the escrow agreement or closing documentation confirming investments and cash flows.

r: The `r' highlights derivative, hybrid, and certain other obligations that
Standard & Poor's believes may experience high volatility or high variability in expected returns as a result of noncredit risks. Examples of such obligations are securities with principal or interest return indexed to equities, commodities, or currencies; certain swaps and options; and
interest-only and principal-only mortgage securities. The absence of an `r'
symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

N.R. Not rated.

Debt obligations of issuers outside the United States and its territories are rated on the same basis as domestic corporate and municipal issues. The ratings measure the creditworthiness of the obligor but do not take into account currency exchange and related uncertainties.

Bond Investment Quality Standards

Under present commercial bank regulations issued by the Comptroller of the
Currency, bonds rated in the top four categories (`AAA', `AA', `A', `BBB', commonly known as investment-grade ratings) generally are regarded as eligible for bank investment. Also, the laws of various states governing legal investments impose certain rating or other standards for obligations eligible for investment by savings banks, trust companies, insurance companies, and fiduciaries in general.

SHORT-TERM ISSUE CREDIT RATINGS
Short-term ratings are generally assigned to those obligations considered short-term in the relevant market. In the U.S., for example, that means obligations with an original maturity of no more than 365 days-including commercial paper.

A-1: A short-term obligation rated "A-1" is rated in the highest category by
Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2: A short-term obligation rated "A-2" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3: A short-term obligation rated "A-3" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B: A short-term obligation rated "B" is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

C: A short-term obligation rated "C" is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D: A short-term obligation rated "D" is in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The "D"
rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Notes. A Standard & Poor's note rating reflects the liquidity factors and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:
o....Amortization schedule-the larger the final maturity relative to other maturities, the more likely it will
      be treated as a note; and
o    Source of payment-the more dependent the issue is on the market for its refinancing, the more likely
      it will be treated as a note.

SP-1: Strong capacity to pay principal and interest. An issue with a very strong capacity to pay debt service is given a (+) designation.

SP-2: Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3: Speculative capacity to pay principal and interest.

Fitch, Inc.
International credit ratings assess the capacity to meet foreign currency or local currency commitments. Both "foreign currency" and "local currency"
ratings are internationally comparable assessments. The local currency rating measures the probability of payment within the relevant sovereign state's currency and jurisdiction and therefore, unlike the foreign currency rating, does not take account of the possibility of foreign exchange controls limiting transfer into foreign currency.

INTERNATIONAL LONG-TERM CREDIT RATINGS
The following ratings scale applies to foreign currency and local currency ratings.
Investment Grade:

AAA: Highest Credit Quality. "AAA" ratings denote the lowest expectation of credit risk. They are assigned only in the case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA: Very High Credit Quality. "AA" ratings denote a very low expectation of credit risk. They indicate a very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A: High Credit Quality. "A" ratings denote a low expectation of credit risk.
The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB: Good Credit Quality. "BBB" ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

Speculative Grade:

BB: Speculative. "BB" ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time. However, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B: Highly Speculative. "B" ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met. However, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC C: High Default Risk.  Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A "CC" rating indicates that default of some kind appears probable. "C" ratings signal imminent default.

DDD, DD, and D: Default. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. "DDD" obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest. "DD" indicates potential recoveries in the range of 50%-90%, and
"D" the lowest recovery potential, i.e., below 50%.

Entities rated in this category have defaulted on some or all of their obligations. Entities rated "DDD" have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated "DD" and "D" are generally undergoing a formal reorganization or liquidation process; those rated "DD" are likely to satisfy a higher portion of their outstanding obligations, while entities rated "D"
have a poor prospect for repaying all obligations.
Plus (+) and minus (-) signs may be appended to a rating symbol to denote relative status within the major rating categories.  Plus and minus signs are not added to the "AAA" category or to categories below "CCC," nor to short-term ratings other than "F1" (see below).

INTERNATIONAL SHORT-TERM CREDIT RATINGS
The following ratings scale applies to foreign currency and local currency ratings. A short-term rating has a time horizon of less than 12 months for most obligations, or up to three years for U.S. public finance securities, and thus places greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

F1: Highest credit quality. Strongest capacity for timely payment of financial commitments. May have an added "+" to denote any exceptionally strong credit feature.

F2: Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of higher ratings.

F3: Fair credit quality. Capacity for timely payment of financial commitments is adequate. However, near-term adverse changes could result in a reduction to non-investment grade.

B: Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C: High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D: Default. Denotes actual or imminent payment default.

                                     B-11

                                  Appendix B

OppenheimerFunds Special Sales Charge Arrangements and Waivers

In certain cases, the initial sales charge that applies to purchases of Class
A shares(2) of the Oppenheimer funds or the contingent deferred sales charge that may apply to Class A, Class B or Class C shares may be waived.(3)  That is because of the economies of sales efforts realized by OppenheimerFunds
Distributor, Inc., (referred to in this document as the "Distributor"), or by dealers or other financial institutions that offer those shares to certain classes of investors. Not all waivers apply to all funds.

For the purposes of some of the waivers described below and in the Prospectus and SAI of the applicable Oppenheimer funds, the term "Retirement Plan"
refers to the following types of plans:
         1) plans created or qualified under Sections 401(a) or 401(k) of the
            Internal Revenue Code,
         2) non-qualified deferred compensation plans,
         3) employee benefit plans(4)
         4) Group Retirement Plans(5)
         5) 403(b)(7) custodial plan accounts
         6) Individual Retirement Accounts ("IRAs"), including traditional
            IRAs, Roth IRAs, SEP-IRAs, SARSEPs or SIMPLE plans

The interpretation of these provisions as to the applicability of a special arrangement or waiver in a particular case is in the sole discretion of the
Distributor or the transfer agent (referred to in this document as the
"Transfer Agent") of the particular Oppenheimer fund. These waivers and special arrangements may be amended or terminated at any time by a particular fund, the Distributor, and/or OppenheimerFunds, Inc. (referred to in this document as the "Manager").

Waivers that apply at the time shares are redeemed must be requested by the shareholder and/or dealer in the redemption request.
I.

 Applicability of Class A Contingent Deferred Sales Charges in Certain Cases
------------------------------------------------------------------------------

Purchases of Class A Shares of Oppenheimer Funds That Are Not Subject to
Initial Sales Charge but May Be Subject to the Class A Contingent Deferred
Sales Charge (unless a waiver applies).

     There is no initial sales charge on purchases of Class A shares of any of the Oppenheimer funds in the cases listed below. However, these purchases may be subject to the Class A contingent deferred sales charge if redeemed within 18 months (24 months in the case of shares of Oppenheimer Rochester
National Municipals and Rochester Fund Municipals purchased prior to October
22, 2007) of the beginning of the calendar month of their purchase, as described in the Prospectus (unless a waiver described elsewhere in this
Appendix applies to the redemption). Additionally, on shares purchased under these waivers that are subject to the Class A contingent deferred sales charge, the Distributor will pay the applicable concession described in the
Prospectus under "Class A Contingent Deferred Sales Charge."(6) This waiver provision applies to:
|_|  Purchases of Class A shares aggregating $1 million or more.
|_|  Purchases of Class A shares, prior to March 1, 2007 by a Retirement Plan that was permitted to purchase such shares at net asset value but subject to a contingent deferred sales charge prior to March 1,
         2001. That included plans (other than IRA or 403(b)(7) Custodial
         Plans) that: 1) bought shares costing $500,000 or more, 2) had at the time of purchase 100 or more eligible employees or total plan assets of $500,000 or more, or 3) certified to the Distributor that it projects to have annual plan purchases of $200,000 or more.
|_|  Purchases by an OppenheimerFunds-sponsored Rollover IRA, if the purchases are made:
         1) through a broker, dealer, bank or registered investment adviser that has made special arrangements with the Distributor for those purchases, or
         2) by a direct rollover of a distribution from a qualified
            Retirement Plan if the administrator of that Plan has made special arrangements with the Distributor for those purchases.
|_|  Purchases of Class A shares by Retirement Plans that have any of the following record-keeping arrangements:
         1) The record keeping is performed by Merrill Lynch Pierce Fenner &
            Smith, Inc. ("Merrill Lynch") on a daily valuation basis for the
            Retirement Plan. On the date the plan sponsor signs the
            record-keeping service agreement with Merrill Lynch, the Plan must have $3 million or more of its assets invested in (a) mutual funds, other than those advised or managed by Merrill Lynch
            Investment Management, L.P. ("MLIM"), that are made available under a Service Agreement between Merrill Lynch and the mutual fund's principal underwriter or distributor, and  (b)  funds advised or managed by MLIM (the funds described in (a) and (b)
            are referred to as "Applicable Investments").
         2) The record keeping for the Retirement Plan is performed on a daily valuation basis by a record keeper whose services are provided under a contract or arrangement between the Retirement
            Plan and Merrill Lynch. On the date the plan sponsor signs the record keeping service agreement with Merrill Lynch, the Plan must have $5 million or more of its assets (excluding assets invested in money market funds) invested in Applicable
            Investments.
         3) The record keeping for a Retirement Plan is handled under a service agreement with Merrill Lynch and on the date the plan sponsor signs that agreement, the Plan has 500 or more eligible employees (as determined by the Merrill Lynch plan conversion manager).
II.

            Waivers of Class A Sales Charges of Oppenheimer Funds
------------------------------------------------------------------------------

A. Waivers of Initial and Contingent Deferred Sales Charges for Certain
Purchasers.

Class A shares purchased by the following investors are not subject to any
Class A sales charges (and no concessions are paid by the Distributor on such purchases):
|_|  The Manager or its affiliates.
|_|  Present or former officers, directors, trustees and employees (and their
         "immediate families") of the Fund, the Manager and its affiliates, and retirement plans established by them for their employees. The term "immediate family" refers to one's spouse, children,
         grandchildren, grandparents, parents, parents-in-law, brothers and sisters, sons- and daughters-in-law, a sibling's spouse, a spouse's siblings, aunts, uncles, nieces and nephews; relatives by virtue of a remarriage (step-children, step-parents, etc.) are included.
|_|  Registered management investment companies, or separate accounts of insurance companies having an agreement with the Manager or the
         Distributor for that purpose.
|_|  Dealers or brokers that have a sales agreement with the Distributor, if they purchase shares for their own accounts or for retirement plans for their employees.
|_|  Employees and registered representatives (and their spouses) of dealers or brokers described above or financial institutions that have entered into sales arrangements with such dealers or brokers (and which are identified as such to the Distributor) or with the
         Distributor. The purchaser must certify to the Distributor at the time of purchase that the purchase is for the purchaser's own account (or for the benefit of such employee's spouse or minor children).

|_|  Dealers, brokers, banks or registered investment advisers that have entered into an agreement with the Distributor providing
         specifically for the use of shares of the Fund in particular investment products made available to their clients. Those clients may be charged a transaction fee by their dealer, broker, bank or advisor for the purchase or sale of Fund shares.
|_|  Investment advisers and financial planners who have entered into an agreement for this purpose with the Distributor and who charge an advisory, consulting or other fee for their services and buy shares for their own accounts or the accounts of their clients.

|_|  "Rabbi trusts" that buy shares for their own accounts, if the purchases are made through a broker or agent or other financial intermediary that has made special arrangements with the Distributor for those purchases.

|_|  Clients of investment advisers or financial planners (that have entered into an agreement for this purpose with the Distributor) who buy shares for their own accounts may also purchase shares without sales charge but only if their accounts are linked to a master account of their investment adviser or financial planner on the books and records of the broker, agent or financial intermediary with which the Distributor has made such special arrangements . Each of these investors may be charged a fee by the broker, agent or financial intermediary for purchasing shares.

|_|  Directors, trustees, officers or full-time employees of OpCap Advisors or its affiliates, their relatives or any trust, pension, profit sharing or other benefit plan which beneficially owns shares for those persons.

|_|  Accounts for which Oppenheimer Capital (or its successor) is the investment adviser (the Distributor must be advised of this arrangement) and persons who are directors or trustees of the company or trust which is the beneficial owner of such accounts.

|_|  A unit investment trust that has entered into an appropriate agreement with the Distributor.
|_|  Dealers, brokers, banks, or registered investment advisers that have entered into an agreement with the Distributor to sell shares to defined contribution employee retirement plans for which the dealer, broker or investment adviser provides administration services.
|_|  Retirement Plans and deferred compensation plans and trusts used to fund those plans (including, for example, plans qualified or created under sections 401(a), 401(k), 403(b) or 457 of the Internal Revenue
         Code), in each case if those purchases are made through a broker, agent or other financial intermediary that has made special arrangements with the Distributor for those purchases.
|_|  A TRAC-2000 401(k) plan (sponsored by the former Quest for Value
         Advisors) whose Class B or Class C shares of a Former Quest for
         Value Fund were exchanged for Class A shares of that Fund due to the termination of the Class B and Class C TRAC-2000 program on November
         24, 1995.
|_|  A qualified Retirement Plan that had agreed with the former Quest for
         Value Advisors to purchase shares of any of the Former Quest for
         Value Funds at net asset value, with such shares to be held through
         DCXchange, a sub-transfer agency mutual fund clearinghouse, if that arrangement was consummated and share purchases commenced by
         December 31, 1996.

|_|  Effective March 1, 2007, purchases of Class A shares by a Retirement
         Plan that was permitted to purchase such shares at net asset value but subject to a contingent deferred sales charge prior to March 1,
         2001. That included plans (other than IRA or 403(b)(7) Custodial
         Plans) that: 1) bought shares costing $500,000 or more, 2) had at the time of purchase 100 or more eligible employees or total plan assets of $500,000 or more, or 3) certified to the Distributor that it projects to have annual plan purchases of $200,000 or more.

|_|  Effective October 1, 2005, taxable accounts established with the proceeds of Required Minimum Distributions from Retirement Plans.

|_|  Purchases by former shareholders of Atlas Strategic Income Fund of the
         Class A shares of any Oppenheimer fund that is available for exchange to shareholders of Oppenheimer Strategic Income Fund.

B. Waivers of the Class A Initial and Contingent Deferred Sales Charges in
Certain Transactions.

1.   Class A shares issued or purchased in the following transactions are not subject to sales charges (and no concessions are paid by the Distributor on such purchases):
|_|  Shares issued in plans of reorganization, such as mergers, asset acquisitions and exchange offers, to which the Fund is a party.
|_|  Shares purchased by the reinvestment of dividends or other distributions reinvested from the Fund or other Oppenheimer funds or unit investment trusts for which reinvestment arrangements have been made with the Distributor.
|_|  Shares purchased by certain Retirement Plans that are part of a retirement plan or platform offered by banks, broker-dealers, financial advisors or insurance companies, or serviced by
         recordkeepers.
|_|  Shares purchased by the reinvestment of loan repayments by a participant in a Retirement Plan for which the Manager or an affiliate acts as sponsor.
|_|  Shares purchased in amounts of less than $5.

2.   Class A shares issued and purchased in the following transactions are not subject to sales charges (a dealer concession at the annual rate of
   0.25% is paid by the Distributor on purchases made within the first 6 months of plan establishment):
|_|  Retirement Plans that have $5 million or more in plan assets.
|_|  Retirement Plans with a single plan sponsor that have $5 million or more in aggregate assets invested in Oppenheimer funds.

C. Waivers of the Class A Contingent Deferred Sales Charge for Certain
Redemptions.

The Class A contingent deferred sales charge is also waived if shares that would otherwise be subject to the contingent deferred sales charge are redeemed in the following cases:
|_|  To make Automatic Withdrawal Plan payments that are limited annually to no more than 12% of the account value adjusted annually.
|_|  Involuntary redemptions of shares by operation of law or involuntary redemptions of small accounts (please refer to "Shareholder Account
         Rules and Policies," in the applicable fund Prospectus).
|_|  For distributions from Retirement Plans, deferred compensation plans or other employee benefit plans for any of the following purposes:
         1) Following the death or disability (as defined in the Internal
            Revenue Code) of the participant or beneficiary. The death or disability must occur after the participant's account was
            established.
         2) To return excess contributions.
         3) To return contributions made due to a mistake of fact.
4)   Hardship withdrawals, as defined in the plan.(7)
         5) Under a Qualified Domestic Relations Order, as defined in the
            Internal Revenue Code, or, in the case of an IRA, a divorce or separation agreement described in Section 71(b) of the Internal
            Revenue Code.
         6) To meet the minimum distribution requirements of the Internal
            Revenue Code.
         7) To make "substantially equal periodic payments" as described in
            Section 72(t) of the Internal Revenue Code.
         8) For loans to participants or beneficiaries.
         9) Separation from service.(8)
         10)      Participant-directed redemptions to purchase shares of a
            mutual fund (other than a fund managed by the Manager or a subsidiary of the Manager) if the plan has made special
            arrangements with the Distributor.
         11)      Plan termination or "in-service distributions," if the
            redemption proceeds are rolled over directly to an
            OppenheimerFunds-sponsored IRA.
|_|  For distributions from 401(k) plans sponsored by broker-dealers that have entered into a special agreement with the Distributor allowing this waiver.
|_|  For distributions from retirement plans that have $10 million or more in plan assets and that have entered into a special agreement with the
         Distributor.
|_|  For distributions from retirement plans which are part of a retirement plan product or platform offered by certain banks, broker-dealers, financial advisors, insurance companies or record keepers which have entered into a special agreement with the Distributor.
|_|  At the sole discretion of the Distributor, the contingent deferred sales charge may be waived for redemptions of shares requested by the shareholder of record within 60 days following the termination by the Distributor of the selling agreement between the Distributor and the shareholder of record's broker-dealer of record for the account.
III.   Waivers of Class B, Class C and Class N Sales Charges of Oppenheimer
                                         Funds
---------------------------------------------------------------------------------

The Class B, Class C and Class N contingent deferred sales charges will not be applied to shares purchased in certain types of transactions or redeemed in certain circumstances described below.

A. Waivers for Redemptions in Certain Cases.

The Class B, Class C and Class N contingent deferred sales charges will be waived for redemptions of shares in the following cases:
|_|  Shares redeemed involuntarily, as described in "Shareholder Account
         Rules and Policies," in the applicable Prospectus.
|_|  Redemptions from accounts other than Retirement Plans following the death or disability of the last surviving shareholder. The death or disability must have occurred after the account was established, and for disability you must provide evidence of a determination of disability by the Social Security Administration.
|_|  The contingent deferred sales charges are generally not waived following the death or disability of a grantor or trustee for a trust account.
         The contingent deferred sales charges will only be waived in the limited case of the death of the trustee of a grantor trust or revocable living trust for which the trustee is also the sole beneficiary. The death or disability must have occurred after the account was established, and for disability you must provide evidence of a determination of disability (as defined in the
         Internal Revenue Code).

|_|  Distributions from accounts for which the broker-dealer of record has entered into a special agreement with the Distributor allowing this waiver.
|_|  At the sole discretion of the Distributor, the contingent deferred sales charge may be waived for redemptions of shares requested by the shareholder of record within 60 days following the termination by the Distributor of the selling agreement between the Distributor and the shareholder of record's broker-dealer of record for the account.
|_|  Redemptions of Class B shares held by Retirement Plans whose records are maintained on a daily valuation basis by Merrill Lynch or an independent record keeper under a contract with Merrill Lynch.
|_|  Redemptions of Class C shares of Oppenheimer U.S. Government Trust from accounts of clients of financial institutions that have entered into a special arrangement with the Distributor for this purpose.
|_|  Redemptions of Class C shares of an Oppenheimer fund in amounts of $1 million or more requested in writing by a Retirement Plan sponsor and submitted more than 12 months after the Retirement Plan's first purchase of Class C shares, if the redemption proceeds are invested to purchase Class N shares of one or more Oppenheimer funds.
|_|  Distributions(9) from Retirement Plans or other employee benefit plans for any of the following purposes:
         1) Following the death or disability (as defined in the Internal
            Revenue Code) of the participant or beneficiary. The death or disability must occur after the participant's account was
            established in an Oppenheimer fund.
         2) To return excess contributions made to a participant's account.
         3) To return contributions made due to a mistake of fact.
         4) To make hardship withdrawals, as defined in the plan.(10)
         5) To make distributions required under a Qualified Domestic
            Relations Order or, in the case of an IRA, a divorce or
            separation agreement described in Section 71(b) of the Internal
            Revenue Code.
         6) To meet the minimum distribution requirements of the Internal
            Revenue Code.
         7) To make "substantially equal periodic payments" as described in
            Section 72(t) of the Internal Revenue Code.
         8) For loans to participants or beneficiaries.(11)
         9) On account of the participant's separation from service.(12)
         10)      Participant-directed redemptions to purchase shares of a
            mutual fund (other than a fund managed by the Manager or a subsidiary of the Manager) offered as an investment option in a
            Retirement Plan if the plan has made special arrangements with the Distributor.
         11)      Distributions made on account of a plan termination or
            "in-service" distributions, if the redemption proceeds are rolled over directly to an OppenheimerFunds-sponsored IRA.
         12)      For distributions from a participant's account under an
            Automatic Withdrawal Plan after the participant reaches age 59 1/2, as long as the aggregate value of the distributions does not exceed 10% of the account's value, adjusted annually.
         13)      Redemptions of Class B shares under an Automatic Withdrawal
            Plan for an account other than a Retirement Plan, if the
            aggregate value of the redeemed shares does not exceed 10% of the account's value, adjusted annually.
         14)      For distributions from 401(k) plans sponsored by
            broker-dealers that have entered into a special arrangement with the Distributor allowing this waiver.

|_|  Redemptions of Class B shares or Class C shares under an Automatic
         Withdrawal Plan from an account other than a Retirement Plan if the aggregate value of the redeemed shares does not exceed 10% of the account's value annually.

B. Waivers for Shares Sold or Issued in Certain Transactions.

The contingent deferred sales charge is also waived on Class B and Class C shares sold or issued in the following cases:
|_|  Shares sold to the Manager or its affiliates.
|_|  Shares sold to registered management investment companies or separate accounts of insurance companies having an agreement with the Manager or the Distributor for that purpose.
|_|  Shares issued in plans of reorganization to which the Fund is a party.
|_|  Shares sold to present or former officers, directors, trustees or employees (and their "immediate families" as defined above in
         Section I.A.) of the Fund, the Manager and its affiliates and retirement plans established by them for their employees.
IV.        Special Sales Charge Arrangements for Shareholders of Certain
     Oppenheimer Funds Who Were Shareholders of Former Quest for Value Funds
-------------------------------------------------------------------------------

The initial and contingent deferred sales charge rates and waivers for Class
A, Class B and Class C shares described in the Prospectus or SAI of the
Oppenheimer funds are modified as described below for certain persons who were shareholders of the former Quest for Value Funds.  To be eligible, those persons must have been shareholders on November 24, 1995, when
OppenheimerFunds, Inc. became the investment adviser to those former Quest for Value Funds.  Those funds include:
   Oppenheimer Rising Dividends Fund, Inc.            Oppenheimer Small- &
   Mid- Cap Value Fund
   Oppenheimer Quest Balanced Fund              Oppenheimer Quest
   International Value Fund, Inc.

   Oppenheimer Quest Opportunity Value Fund

     These arrangements also apply to shareholders of the following funds when they merged (were reorganized) into various Oppenheimer funds on
November 24, 1995:

   Quest for Value U.S. Government Income Fund  Quest for Value New York
   Tax-Exempt Fund
   Quest for Value Investment Quality Income Fund     Quest for Value
   National Tax-Exempt Fund
   Quest for Value Global Income Fund     Quest for Value California
   Tax-Exempt Fund

     All of the funds listed above are referred to in this Appendix as the
"Former Quest for Value Funds."  The waivers of initial and contingent deferred sales charges described in this Appendix apply to shares of an
Oppenheimer fund that are either:
|_|  acquired by such shareholder pursuant to an exchange of shares of an
         Oppenheimer fund that was one of the Former Quest for Value Funds,
         or
|_|  purchased by such shareholder by exchange of shares of another
         Oppenheimer fund that were acquired pursuant to the merger of any of the Former Quest for Value Funds into that other Oppenheimer fund on
         November 24, 1995.

A. Reductions or Waivers of Class A Sales Charges.

|X|  Reduced Class A Initial Sales Charge Rates for Certain Former Quest for
Value Funds Shareholders.

Purchases by Groups and Associations.  The following table sets forth the initial sales charge rates for Class A shares purchased by members of
"Associations" formed for any purpose other than the purchase of securities.
The rates in the table apply if that Association purchased shares of any of the Former Quest for Value Funds or received a proposal to purchase such shares from OCC Distributors prior to November 24, 1995.

--------------------------------------------------------------------------------
                      Initial Sales       Initial Sales Charge   Concession as
Number of Eligible    Charge as a % of    as a % of Net Amount   % of Offering
Employees or Members  Offering Price      Invested               Price
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
9 or Fewer                   2.50%                2.56%              2.00%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
At  least  10 but not        2.00%                2.04%              1.60%
more than 49
--------------------------------------------------------------------------------

------------------------------------------------------------------------------
     For purchases by Associations having 50 or more eligible employees or members, there is no initial sales charge on purchases of Class A shares, but those shares are subject to the Class A contingent deferred sales charge described in the applicable fund's Prospectus.

      Purchases made under this arrangement qualify for the lower of either the sales charge rate in the table based on the number of members of an
Association, or the sales charge rate that applies under the Right of
Accumulation described in the applicable fund's Prospectus and SAI.
Individuals who qualify under this arrangement for reduced sales charge rates as members of Associations also may purchase shares for their individual or custodial accounts at these reduced sales charge rates, upon request to the
Distributor.

|X|  Waiver of Class A Sales Charges for Certain Shareholders.  Class A
shares purchased by the following investors are not subject to any Class A initial or contingent deferred sales charges:
o    Shareholders who were shareholders of the AMA Family of Funds on
            February 28, 1991 and who acquired shares of any of the Former
            Quest for Value Funds by merger of a portfolio of the AMA Family of Funds.
o    Shareholders who acquired shares of any Former Quest for Value Fund by merger of any of the portfolios of the Unified Funds.

|X|  Waiver of Class A Contingent Deferred Sales Charge in Certain
Transactions.  The Class A contingent deferred sales charge will not apply to redemptions of Class A shares purchased by the following investors who were shareholders of any Former Quest for Value Fund:

     Investors who purchased Class A shares from a dealer that is or was not permitted to receive a sales load or redemption fee imposed on a shareholder with whom that dealer has a fiduciary relationship, under the Employee
Retirement Income Security Act of 1974 and regulations adopted under that law.

B. Class A, Class B and Class C Contingent Deferred Sales Charge Waivers.

|X|  Waivers for Redemptions of Shares Purchased Prior to March 6, 1995.  In
the following cases, the contingent deferred sales charge will be waived for redemptions of Class A, Class B or Class C shares of an Oppenheimer fund. The shares must have been acquired by the merger of a Former Quest for Value Fund into the fund or by exchange from an Oppenheimer fund that was a Former Quest for Value Fund or into which such fund merged. Those shares must have been purchased prior to March 6, 1995 in connection with:
o    withdrawals under an automatic withdrawal plan holding only either Class
            B or Class C shares if the annual withdrawal does not exceed 10%
            of the initial value of the account value, adjusted annually, and
o    liquidation of a shareholder's account if the aggregate net asset value of shares held in the account is less than the required minimum value of such accounts.

|X|  Waivers for Redemptions of Shares Purchased on or After March 6, 1995
but Prior to November 24, 1995. In the following cases, the contingent deferred sales charge will be waived for redemptions of Class A, Class B or
Class C shares of an Oppenheimer fund. The shares must have been acquired by the merger of a Former Quest for Value Fund into the fund or by exchange from an Oppenheimer fund that was a Former Quest For Value Fund or into which such
Former Quest for Value Fund merged. Those shares must have been purchased on or after March 6, 1995, but prior to November 24, 1995:
o    redemptions following the death or disability of the shareholder(s) (as evidenced by a determination of total disability by the U.S.
            Social Security Administration);
o    withdrawals under an automatic withdrawal plan (but only for Class B or
            Class C shares) where the annual withdrawals do not exceed 10% of the initial value of the account value; adjusted annually, and
o    liquidation of a shareholder's account if the aggregate net asset value of shares held in the account is less than the required minimum account value.
      A shareholder's account will be credited with the amount of any contingent deferred sales charge paid on the redemption of any Class A, Class
B or Class C shares of the Oppenheimer fund described in this section if the proceeds are invested in the same Class of shares in that fund or another
Oppenheimer fund within 90 days after redemption.
V.         Special Sales Charge Arrangements for Shareholders of Certain
          Oppenheimer Funds Who Were Shareholders of Connecticut Mutual
                            Investment Accounts, Inc.
---------------------------------------------------------------------------

The initial and contingent deferred sale charge rates and waivers for Class A and Class B shares described in the respective Prospectus (or this Appendix)
of the following Oppenheimer funds (each is referred to as a "Fund" in this section):
   Oppenheimer U. S. Government Trust,
   Oppenheimer Core Bond Fund,
   Oppenheimer Value Fund and
are modified as described below for those Fund shareholders who were shareholders of the following funds (referred to as the "Former Connecticut
Mutual Funds") on March 1, 1996, when OppenheimerFunds, Inc. became the investment adviser to the Former Connecticut Mutual Funds:
   Connecticut Mutual Liquid Account         Connecticut Mutual Total Return
   Account
   Connecticut Mutual Government Securities Account   CMIA LifeSpan Capital
   Appreciation Account
   Connecticut Mutual Income Account         CMIA LifeSpan Balanced Account
   Connecticut Mutual Growth Account         CMIA Diversified Income Account

A. Prior Class A CDSC and Class A Sales Charge Waivers.

|X|  Class A Contingent Deferred Sales Charge. Certain shareholders of a Fund and the other Former Connecticut Mutual Funds are entitled to continue to make additional purchases of Class A shares at net asset value without a
Class A initial sales charge, but subject to the Class A contingent deferred sales charge that was in effect prior to March 18, 1996 (the "prior Class A
CDSC"). Under the prior Class A CDSC, if any of those shares are redeemed within one year of purchase, they will be assessed a 1% contingent deferred sales charge on an amount equal to the current market value or the original purchase price of the shares sold, whichever is smaller (in such redemptions, any shares not subject to the prior Class A CDSC will be redeemed first).
      Those shareholders who are eligible for the prior Class A CDSC are:
         1) persons whose purchases of Class A shares of a Fund and other
            Former Connecticut Mutual Funds were $500,000 prior to March 18,
            1996, as a result of direct purchases or purchases pursuant to the Fund's policies on Combined Purchases or Rights of
            Accumulation, who still hold those shares in that Fund or other
            Former Connecticut Mutual Funds, and
         2) persons whose intended purchases under a Statement of Intention entered into prior to March 18, 1996, with the former general distributor of the Former Connecticut Mutual Funds to purchase shares valued at $500,000 or more over a 13-month period entitled those persons to purchase shares at net asset value without being subject to the Class A initial sales charge

      Any of the Class A shares of a Fund and the other Former Connecticut
Mutual Funds that were purchased at net asset value prior to March 18, 1996, remain subject to the prior Class A CDSC, or if any additional shares are purchased by those shareholders at net asset value pursuant to this arrangement they will be subject to the prior Class A CDSC.

|X|  Class A Sales Charge Waivers. Additional Class A shares of a Fund may be purchased without a sales charge, by a person who was in one (or more) of the categories below and acquired Class A shares prior to March 18, 1996, and still holds Class A shares:
         1) any purchaser, provided the total initial amount invested in the
            Fund or any one or more of the Former Connecticut Mutual Funds totaled $500,000 or more, including investments made pursuant to the Combined Purchases, Statement of Intention and Rights of
            Accumulation features available at the time of the initial purchase and such investment is still held in one or more of the
            Former Connecticut Mutual Funds or a Fund into which such Fund merged;
         2) any participant in a qualified plan, provided that the total initial amount invested by the plan in the Fund or any one or more of the Former Connecticut Mutual Funds totaled $500,000 or more;
         3) Directors of the Fund or any one or more of the Former
            Connecticut Mutual Funds and members of their immediate families;
         4) employee benefit plans sponsored by Connecticut Mutual Financial
            Services, L.L.C. ("CMFS"), the prior distributor of the Former
            Connecticut Mutual Funds, and its affiliated companies;
         5) one or more members of a group of at least 1,000 persons (and persons who are retirees from such group) engaged in a common business, profession, civic or charitable endeavor or other activity, and the spouses and minor dependent children of such persons, pursuant to a marketing program between CMFS and such group; and
         6) an institution acting as a fiduciary on behalf of an individual or individuals, if such institution was directly compensated by the individual(s) for recommending the purchase of the shares of the Fund or any one or more of the Former Connecticut Mutual
            Funds, provided the institution had an agreement with CMFS.

      Purchases of Class A shares made pursuant to (1) and (2) above may be subject to the Class A CDSC of the Former Connecticut Mutual Funds described above.

      Additionally, Class A shares of a Fund may be purchased without a sales charge by any holder of a variable annuity contract issued in New York State by Connecticut Mutual Life Insurance Company through the Panorama Separate
Account which is beyond the applicable surrender charge period and which was used to fund a qualified plan, if that holder exchanges the variable annuity contract proceeds to buy Class A shares of the Fund.

B. Class A and Class B Contingent Deferred Sales Charge Waivers.

In addition to the waivers set forth in the Prospectus and in this Appendix, above, the contingent deferred sales charge will be waived for redemptions of
Class A and Class B shares of a Fund and exchanges of Class A or Class B shares of a Fund into Class A or Class B shares of a Former Connecticut
Mutual Fund provided that the Class A or Class B shares of the Fund to be redeemed or exchanged were (i) acquired prior to March 18, 1996 or (ii) were acquired by exchange from an Oppenheimer fund that was a Former Connecticut
Mutual Fund. Additionally, the shares of such Former Connecticut Mutual Fund must have been purchased prior to March 18, 1996:
   1) by the estate of a deceased shareholder;
   2) upon the disability of a shareholder, as defined in Section 72(m)(7) of the Internal Revenue Code;
   3) for retirement distributions (or loans) to participants or beneficiaries from retirement plans qualified under Sections 401(a) or
      403(b)(7)of the Code, or from IRAs, deferred compensation plans created under Section 457 of the Code, or other employee benefit plans;
4)   as tax-free returns of excess contributions to such retirement or employee benefit plans;
   5) in whole or in part, in connection with shares sold to any state, county, or city, or any instrumentality, department, authority, or agency thereof, that is prohibited by applicable investment laws from paying a sales charge or concession in connection with the purchase of shares of any registered investment management company;
   6) in connection with the redemption of shares of the Fund due to a combination with another investment company by virtue of a merger, acquisition or similar reorganization transaction;
   7) in connection with the Fund's right to involuntarily redeem or liquidate the Fund;
   8) in connection with automatic redemptions of Class A shares and Class B shares in certain retirement plan accounts pursuant to an Automatic
      Withdrawal Plan but limited to no more than 12% of the original value annually; or
   9) as involuntary redemptions of shares by operation of law, or under procedures set forth in the Fund's Articles of Incorporation, or as adopted by the Board of Directors of the Fund.
VI.       Special Reduced Sales Charge for Former Shareholders of Advance
                                America Funds, Inc.
------------------------------------------------------------------------------

Shareholders of Oppenheimer AMT-Free Municipals, Oppenheimer U.S. Government
Trust, Oppenheimer Strategic Income Fund and Oppenheimer Capital Income Fund
who acquired (and still hold) shares of those funds as a result of the reorganization of series of Advance America Funds, Inc. into those
Oppenheimer funds on October 18, 1991, and who held shares of Advance America
Funds, Inc. on March 30, 1990, may purchase Class A shares of those four
Oppenheimer funds at a maximum sales charge rate of 4.50%.
VII.    Sales Charge Waivers on Purchases of Class M Shares of Oppenheimer
                            Convertible Securities Fund
------------------------------------------------------------------------------

Oppenheimer Convertible Securities Fund (referred to as the "Fund" in this section) may sell Class M shares at net asset value without any initial sales charge to the classes of investors listed below who, prior to March 11, 1996, owned shares of the Fund's then-existing Class A and were permitted to purchase those shares at net asset value without sales charge:
|_|  the Manager and its affiliates,
|_|  present or former officers, directors, trustees and employees (and their

         "immediate families" as defined in the Fund's SAI) of the Fund, the
         Manager and its affiliates, and retirement plans established by them or the prior investment adviser of the Fund for their employees,
|_|  registered management investment companies or separate accounts of insurance companies that had an agreement with the Fund's prior investment adviser or distributor for that purpose,

|_|  dealers or brokers that have a sales agreement with the Distributor, if they purchase shares for their own accounts or for retirement plans for their employees,
|_|  employees and registered representatives (and their spouses) of dealers or brokers described in the preceding section or financial institutions that have entered into sales arrangements with those dealers or brokers (and whose identity is made known to the
         Distributor) or with the Distributor, but only if the purchaser certifies to the Distributor at the time of purchase that the purchaser meets these qualifications,

|_|  dealers, brokers, or registered investment advisers that had entered into an agreement with the Distributor or the prior distributor of the Fund specifically providing for the use of Class M shares of the
         Fund in specific investment products made available to their clients, and
|_|  dealers, brokers or registered investment advisers that had entered into an agreement with the
         Distributor or prior distributor of the Fund's shares to sell shares to defined contribution employee retirement plans for which the dealer, broker or investment adviser provides administrative services.

------------------------------------------------------------------------------
Oppenheimer AMT-Free New York Municipals
------------------------------------------------------------------------------

Internet Website:
     www.oppenheimerfunds.com

Investment Adviser
     OppenheimerFunds, Inc.
     Two World Financial Center
     225 Liberty Street, 11th Floor
     New York, New York 10281-1008

Distributor
     OppenheimerFunds Distributor, Inc.
     Two World Financial Center
     225 Liberty Street, 11th Floor
     New York, New York 10281-1008

Transfer Agent
     OppenheimerFunds Services
     P.O. Box 5270
     Denver, Colorado 80217
     1.800.CALL OPP (225.5677)

Custodian Bank
     Citibank, N.A.
     111 Wall Street
     New York, New York 10005

Independent Registered Public Accounting Firm
     KPMG LLP
     707 Seventeenth Street
     Denver, Colorado 80202

Legal Counsel
     Mayer, Brown LLP
     1675 Broadway
     New York, New York 10019-5820

     1234
     PX0360.001.1207

(1) In accordance with Rule 12b-1 of the Investment Company Act, the term
"Independent Trustees" in this SAI refers to those Trustees who are not
"interested persons" of the Fund and who do not have any direct or indirect financial interest in the operation of the distribution plan or any agreement under the plan.
(2) Certain waivers also apply to Class M shares of Oppenheimer Convertible
Securities Fund.
(3) In the case of Oppenheimer Senior Floating Rate Fund, a
continuously-offered closed-end fund, references to contingent deferred sales charges mean the Fund's Early Withdrawal Charges and references to
"redemptions" mean "repurchases" of shares.
(4) An "employee benefit plan" means any plan or arrangement, whether or not it is "qualified" under the Internal Revenue Code, under which Class N shares of an Oppenheimer fund or funds are purchased by a fiduciary or other administrator for the account of participants who are employees of a single employer or of affiliated employers. These may include, for example, medical savings accounts, payroll deduction plans or similar plans. The fund accounts must be registered in the name of the fiduciary or administrator purchasing the shares for the benefit of participants in the plan.
(5) The term "Group Retirement Plan" means any qualified or non-qualified retirement plan for employees of a corporation or sole proprietorship, members and employees of a partnership or association or other organized group of persons (the members of which may include other groups), if the group has made special arrangements with the Distributor and all members of the group participating in (or who are eligible to participate in) the plan purchase shares of an Oppenheimer fund or funds through a single investment dealer, broker or other financial institution designated by the group. Such plans include 457 plans, SEP-IRAs, SARSEPs, SIMPLE plans and 403(b) plans other than plans for public school employees. The term "Group Retirement
Plan" also includes qualified retirement plans and non-qualified deferred compensation plans and IRAs that purchase shares of an Oppenheimer fund or funds through a single investment dealer, broker or other financial institution that has made special arrangements with the Distributor.
(6) However, that concession will not be paid on purchases of shares in amounts of $1 million or more (including any right of accumulation) by a
Retirement Plan that pays for the purchase with the redemption proceeds of
Class C shares of one or more Oppenheimer funds held by the Plan for more than one year.
(7) This provision does not apply to IRAs.
(8) This provision only applies to qualified retirement plans and 403(b)(7)
custodial plans after your separation from service in or after the year you reached age 55.
(9) The distribution must be requested prior to Plan termination or the elimination of the Oppenheimer funds as an investment option under the Plan.
(10) This provision does not apply to IRAs.
(11) This provision does not apply to loans from 403(b)(7) custodial plans and loans from the OppenheimerFunds-sponsored Single K retirement plan.
(12) This provision does not apply to 403(b)(7) custodial plans if the participant is less than age 55, nor to IRAs.

                   OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

                                  FORM N-1A

                                    PART C

                              OTHER INFORMATION

Item23.  Exhibits

(a)  (i) Amendment No. 2 to the Amended and Restated Declaration of Trust
dated May 19, 2003:  Previously filed with the Registrant's Post-Effective
Amendment No. 29, 11/21/03 and incorporated herein by reference.

     (ii)Amendment No. 1 to the Amended and Restated Declaration of Trust
dated January 14, 2003:  Previously filed with the Registrant's
Post-Effective Amendment No. 29, 11/21/03 and incorporated herein by reference.

     (iii)  Amended and Restated Declaration of Trust dated August 15, 2002:
Previously filed with Registrant's Post-Effective Amendment No. 29, 11/21/02 and incorporated herein by reference.

(b)  By-Laws as amended through January 27, 2006: Previously filed with
Registrant's Post-Effective Amendment No. 33, 01/26/06 and incorporated herein by reference.

(c)  (i) Specimen Class A Share Certificate: Previously filed with the
Registrant's Post-Effective Amendment No. 29, 11/21/03 and incorporated herein by reference.

     (ii)Specimen Class B Share Certificate: Previously filed with the
Registrant's Post-Effective Amendment No. 29, 11/21/03 and incorporated herein by reference.

     (iii)  Specimen Class C Share Certificate: Previously filed with the
Registrant's Post-Effective Amendment No. 29, 11/21/03 and incorporated herein by reference.

(d)      Amended and Restated Investment Advisory Agreement dated January 1,
2005: Previously filed with Registrant's Post-Effective Amendment No. 33,
01/26/06 and incorporated herein by reference.

(e)  (i) General Distributor's Agreement dated December 10, 1992:  Previously filed with Registrant's Post-Effective Amendment No. 12, 11/26/93, and
incorporated herein by reference.

     (ii)Form of Dealer Agreement of OppenheimerFunds Distributor, Inc.:
Previously filed with Post-Effective Amendment No. 34 to the Registration
Statement of Oppenheimer Main Street Fund, Inc. (Reg. No. 33-17850),
10/23/06, and incorporated herein by reference.

     (iii)  Form of Broker Agreement of OppenheimerFunds Distributor, Inc.:
Previously filed with Post-Effective Amendment No. 34 to the Registration
Statement of Oppenheimer Main Street Fund, Inc. (Reg. No. 33-17820),
10/23/06, and incorporated herein by reference.

     (iv)Form of Agency Agreement of OppenheimerFunds Distributor, Inc.:
Previously filed with Post-Effective Amendment No. 34 to the Registration
Statement of Oppenheimer Main Street Fund, Inc. (Reg. No. 33-17850),
10/23/06, and incorporated herein by reference.

     (v) Form of Trust Company Fund/SERV Purchase Agreement of
OppenheimerFunds Distributor, Inc.: Previously filed with Post-Effective
Amendment No. 45 to the Registration Statement of Oppenheimer High Yield Fund
(Reg. No. 2-62076), 10/26/01, and incorporated herein by reference.

     (vi)Form of Trust Company Agency Agreement of OppenheimerFunds
Distributor, Inc.: Previously filed with Post-Effective Amendment No. 34 to the Registration Statement of Oppenheimer High Yield Fund (Reg. No.
33-17850), 10/23/06, and incorporated herein by reference.

(f)  (i) Amended and Restated Retirement Plan for Non-Interested Trustees or
Directors dated 8/9/01: Previously filed with Post-Effective Amendment No. 34 to the Registration Statement of Oppenheimer Gold & Special Minerals Fund
(Reg. No. 2-82590), 10/25/01, and incorporated herein by reference.

     (ii)Form of Compensation Deferral Plan for Disinterested
Trustees/Directors:  Previously filed with Post-Effective Amendment No. 1 to the Registration Statement of Oppenheimer Baring Japan Fund (Reg. No.
333-137581), 09/27/07, and incorporated herein by reference.

(g)  (i) Global Custodial Services Agreement dated July 15, 2003, as amended
July 26, 2007, between Registrant and Citibank, N.A.: Previously filed with the Post-Effective Amendment No. 1 to the Registration Statement of
Oppenheimer Rochester Arizona Municipal Fund (Reg. No. 333-132778), 07/26/07,
and incorporated herein by reference.

     (ii)Amended and Restated Foreign Custody Manager Agreement dated May 31,
2001, as amended July 15, 2003: Previously filed with the Pre-Effective
Amendment No. 1 to the Registration Statement of Oppenheimer International
Large-Cap Core Trust (Reg. No. 333-106014), 8/5/03, and incorporated herein by reference.

(h)      Not applicable.

(i)      Opinion and Consent of Counsel dated July 3, 1984:  Previously filed with Registrant's Pre-Effective Amendment No. 1 to Registrant's Registration
Statement 7/12/84 , refiled with Registrant's Post-Effective Amendment No.
14, 1/27/95 pursuant to Item 102 of Regulation S-T and incorporated herein by reference.

(j)      Independent Registered Public Accounting Firm's Consent:  Filed
herewith.

(k)      Not applicable.

(l)      Investment Letter from OppenheimerFunds, Inc. to Registrant dated
June 29, 1984:  Filed with Pre-Effective amendment No. 1 to Registrant's
Registration Statement, 7/12/84, refiled with Registrant's Post-Effective
Amendment No. 14, 1/27/95, pursuant to Item 102 of Regulation S-T and incorporated herein by reference.

(m)  (i) Amended and Restated Service Plan and Agreement for Class A shares dated October 26, 2005: Previously filed with Post-Effective Amendment No. 34 to Registrant's Registration Statement, 01/26/07, and incorporated herein by reference.

     (ii)Amended and Restated Distribution and Service Plan and Agreement for
Class B shares dated October 26, 2005: Previously filed with Post-Effective
Amendment No. 34 to Registrant's Registration Statement, 01/26/07, and
incorporated herein by reference.

     (iii)  Amended and Restated Distribution and Service Plan and Agreement
for Class C shares dated October 26, 2005: Previously filed with
Post-Effective Amendment No. 34 to Registrant's Registration Statement,
01/26/07, and incorporated herein by reference.

(n)  Oppenheimer Funds Multiple Class Plan under Rule 18f-3 updated through
8/29/07: Previously filed with the Initial Registration Statement of
Oppenheimer Portfolio Series Fixed Income Investor Fund (Reg. No.
333-146105), 9/14/07, and incorporated herein by reference.

(o)  (i)  Power of Attorney for all Trustees/Directors and Brian Wixted dated
August 16, 2007: Previously filed with Pre-Effective Amendment No. 1 to the
Registration Statement of Oppenheimer Global Value Fund (Reg. No.
333-144517), 09/10/07, and incorporated herein by reference.

(p)      Amended and Restated Code of Ethics of the Oppenheimer Funds dated
August 30, 2007 under Rule 17j-1 of the Investment Company Act of 1940:
Previously filed with the Initial Registration Statement of Oppenheimer
Portfolio Series Fixed Income Investor Fund (Reg. No. 333-146105), 09/14/07,
and incorporated herein by reference.

Item 24. - Persons Controlled by or Under Common Control with the Fund

None.

Item 25. - Indemnification

Reference is made to the provisions of Article Seventh of Registrant's
Amended and Restated Declaration of Trust filed as Exhibit 23(a) to this
Registration Statement, and incorporated herein by reference.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of
Registrant pursuant to the foregoing provisions or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities
Act of 1933 and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by
Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person,
Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.

Item 26. - Business and Other Connections of the Investment Adviser

(a)   OppenheimerFunds,  Inc. is the investment adviser of the Registrant;  it and certain  subsidiaries  and  affiliates  act in the same  capacity to other investment companies,  including without limitation those described in Parts A and B hereof and listed in Item 26(b) below.

There is set forth below information as to any other business, profession, vocation or employment of a substantial nature in which each officer and director of OppenheimerFunds, Inc. is, or at any time during the past two fiscal years has been, engaged for his/her own account or in the capacity of director, officer, employee, partner or trustee.

--------------------------------------------------------------------------------
Name and Current Position
with OppenheimerFunds, Inc. Other Business and Connections  During the Past Two
                            Years
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Timothy L. Abbuhl,          Vice  President  of  OppenheimerFunds  Distributor,
Vice President              Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Patrick Adams               None
Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Robert Agan,                Senior  Vice  President  of  Shareholder  Financial
Senior Vice President       Services,  Inc. and  Shareholders  Services,  Inc.;
                            Vice  President  of  OppenheimerFunds  Distributor,
                            Inc.,  Centennial Asset Management  Corporation and
                            OFI Private Investments Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Carl Algermissen,           None
Vice President & Associate
Counsel

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Michael Amato,              None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Tracey Beck Apostolopoulos, None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Janette Aprilante,          Secretary  (since  December  2001)  of:  Centennial
Vice President & Secretary  Asset  Management   Corporation,   OppenheimerFunds
                            Distributor,  Inc.,  HarbourView  Asset  Management
                            Corporation  (since  June 2003),  Oppenheimer  Real
                            Asset  Management,   Inc.,   Shareholder  Financial
                            Services,   Inc.,   Shareholder   Services,   Inc.,
                            Trinity  Investment  Management  Corporation (since
                            January  2005),  OppenheimerFunds  Legacy  Program,
                            OFI Private  Investments Inc. (since June 2003) and
                            OFI  Institutional  Asset  Management,  Inc. (since
                            June  2003).   Assistant  Secretary  of  OFI  Trust
                            Company (since December 2001).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Dmitri Artemiev             Formerly (until January 2007)  Analyst/Developer at
Assistant Vice President    Fidelity Investments.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Hany S. Ayad,               None
Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

James F. Bailey,            Senior  Vice  President  of  Shareholder  Services,
Senior Vice President       Inc.  (since March 2006).  Formerly Vice  President
                            at T. Rowe Price  Group  (September  2000 - January
                            2006).

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Robert Baker,               None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
John Michael Banta,         None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Adam Bass,                  None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Kevin Baum,                 None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Jeff Baumgartner,           None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Marc Baylin,                None
Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Todd Becerra,               None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Kathleen Beichert,          Vice  President  of  OppenheimerFunds  Distributor,
Senior Vice President       Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Gerald B. Bellamy,          Assistant  Vice  President  (Sales  Manager  of the
Assistant Vice President    International  Division) of OFI Institutional Asset
                            Management, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Erik S. Berg,               None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Robert Bertucci,            None
Assistant Vice President:
Rochester Division
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Rajeev Bhaman,              None
Senior Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Craig Billings,             None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Mark Binning,               None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Robert J. Bishop,           Treasurer (since October 2003) of  OppenheimerFunds
Vice President              Distributor,  Inc. and Centennial  Asset Management
                            Corporation.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Beth Bleimehl,              None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Lisa I. Bloomberg,          None
Vice President & Associate
Counsel

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Veronika Boesch,            None
Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Chad Boll,                  None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Antulio N. Bomfim,          None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Michelle Borre Massick,     None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Lori E. Bostrom,            None
Vice President & Senior
Counsel

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Lisa Bourgeois,             Assistant Vice  President of Shareholder  Services,
Assistant Vice President    Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

David J. Bowers             Formerly  (until  July 2007)  Analyst at  Evergreen
Assistant Vice President    Investments.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
John Boydell,               None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Richard Britton,            Formerly     CTO/Managing     Director     of    IT
Vice President              Infrastructure   at   GMAC   Residential    Funding
                            Corporation (October 2000 - October 2006).

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Garrett C. Broadrup,        Formerly  an  Associate  at Davis  Polk &  Wardwell
Assistant Vice President &  (October 2002 - October 2006).
Assistant Counsel

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Michael Bromberg,           None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Holly Broussard,            None
Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Kristine Bryan-Levin,       None
Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Stephanie Bullington,       None
Assistant Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Paul Burke,                 None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Mark Burns,                 None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

JoAnne Butler,              None
Assistant Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Geoffrey Caan,              None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Dale William Campbell,      Formerly    (until   January   2007)   Manager   at
Assistant Vice President    OppenheimerFunds, Inc.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Patrick Campbell,           None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Catherine Carroll,          None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Debra Casey,                None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Maria Castro,               None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Lisa Chaffee,               None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Charles Chibnik,            None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Patrick Sheng Chu,          None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Brett Clark,                None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
H.C. Digby Clements,        None
Vice President:
Rochester Division
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Thomas Closs,               Formerly (until January 2007)  Development  Manager
Assistant Vice President    at OppenheimerFunds, Inc.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Peter V. Cocuzza,           None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Gerald James Concepcion,    None.
Assistant Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Susan Cornwell,             Senior  Vice  President  of  Shareholder  Financial
Senior Vice President       Services,  Inc.  and  Shareholder  Services,  Inc.;
                            Vice  President  of  OppenheimerFunds  Distributor,
                            Inc.,  Centennial Asset Management  Corporation and
                            OppenheimerFunds Legacy Program.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Cheryl Corrigan,            None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Belinda J. Cosper,          None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Scott Cottier,              None
Vice President:
Rochester Division
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Lauren Coulston,            None
Assistant Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Terry Crady,                Formerly     IT     Development      Manager     at
Assistant Vice President    OppenheimerFunds, Inc.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
George Curry,               Vice  President  of  OppenheimerFunds  Distributor,
Vice President              Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Julie C. Cusker,            None
Assistant Vice President:
Rochester Division
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Kevin Dachille,             None
Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

John Damian,                None
Senior Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Robert Dawson,              None.
Assistant Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

John Delano,                None
Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Kendra Delisa,              Formerly    (until   January   2007)   Manager   at
Assistant Vice President    OppenheimerFunds, Inc.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Richard Demarco,            None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Craig P. Dinsell,           None
Executive Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Randall C. Dishmon,         None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Rebecca K. Dolan,           None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Steven D. Dombrower,        Senior Vice  President  of OFI Private  Investments
Vice President              Inc.;    Vice    President   of    OppenheimerFunds
                            Distributor, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Sara Donahue,               Formerly   (until   November   2006)   Manager   at
Assistant Vice President    OppenheimerFunds, Inc.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Alicia Dopico,              Formerly    (until    August   2007)   Manager   at
Assistant Vice President    OppenheimerFunds, Inc.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Thomas Doyle,               None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Bruce C. Dunbar,            None
Senior Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Brian Dvorak,               None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Richard Edmiston,           None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

A. Taylor Edwards,          None
Vice President & Assistant
Counsel

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Venkat Eleswarapu,          None
Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Daniel R. Engstrom,         None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

James Robert Erven,         None
Assistant Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
George R. Evans,            None
Senior Vice President &
Director of International
Equities
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Edward N. Everett,          None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Kathy Faber,                None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
David Falicia,              Assistant   Secretary   (as  of   July   2004)   of
Assistant Vice President    HarbourView Asset Management Corporation.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Rachel Fanopoulos,          Formerly    Manager    (until   August   2007)   of
Assistant Vice President    OppenheimerFunds, Inc.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Matthew Farkas,             Formerly  Associate at Epstein Becker & Green, P.C.
Assistant Vice President    (September 2000 - March 2006).
and Assistant Counsel

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Kristie Feinberg,           None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

William Ferguson,           Formerly Senior  Marketing  Manager at ETrade (June
Assistant Vice President    2006 - January 2007) and Senior  Marketing  Manager
                            at Axa Financial (April 2000 - June 2006).

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Emmanuel Ferreira,          None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Ronald H. Fielding,         Vice  President  of  OppenheimerFunds  Distributor,
Senior Vice President;      Inc.;  Director  of ICI Mutual  Insurance  Company;
Chairman of the Rochester   Governor  of St.  John's  College;  Chairman of the
Division                    Board  of  Directors  of  International  Museum  of
                            Photography at George Eastman House.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Bradley G. Finkle,          None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Steven Fling,               None
Assistant Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
John E. Forrest,            Senior   Vice    President   of    OppenheimerFunds
Senior Vice President       Distributor, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
David Foxhoven,             Assistant   Vice   President  of   OppenheimerFunds
Vice President              Legacy Program.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Colleen M. Franca,          None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Barbara Fraser,             None
Vice President & Associate
Counsel

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Donald French,              None
Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Dominic Freud,              None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Hazem Gamal,                None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Charles Gapay,              Formerly (as of January  2007) Help Desk Manager at
Assistant Vice President    OppenheimerFunds, Inc.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Seth Gelman,                None
Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Timothy Gerlach,            None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Charles W. Gilbert,         None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Kurt Gibson,                Formerly  Manager at Barclays Capital (January 2002
Assistant Vice President    - April 2006).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Phillip S. Gillespie,       None
Senior Vice President &
Assistant Secretary
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Alan C. Gilston,            None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Jacqueline Girvin-Harkins,  None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Jill E. Glazerman,          None
Senior Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Benjamin J. Gord,           Vice  President  of  HarbourView  Asset  Management
Vice President              Corporation   and   of  OFI   Institutional   Asset
                            Management, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Raquel Granahan,            None
Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Robert B. Grill,            None
Senior Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Carol Guttzeit,             None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Marilyn Hall,               None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Kelly Haney,                None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Steve Hauenstein,           None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Robert W. Hawkins,          None
Vice President & Assistant
Counsel

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Thomas B. Hayes,            None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Heidi Heikenfeld,           None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Annika Helgerson,           None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Daniel Herrmann,            None
Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Dennis Hess,                None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Joseph Higgins,             Vice   President   of   OFI   Institutional   Asset
Vice President              Management, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Dorothy F. Hirshman,        None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Daniel Hoelscher,           None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Eivind Holte,               Formerly Vice  President at U.S. Trust (June 2005 -
Vice President              October 2007)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Brian Hourihan,             Assistant  Secretary  of  OFI  Institutional  Asset
Vice President & Associate  Management,  Inc. (since April 2006). Formerly Vice
Counsel                     President  and  Senior  Counsel  at   Massachusetts
                            Financial Service Company (June 2004 - March 2006).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Edward Hrybenko,            Vice  President  of  OppenheimerFunds  Distributor,
Vice President              Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Kevin Andrew Huddleston,    None
Assistant Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Scott T. Huebl,             Assistant   Vice   President  of   OppenheimerFunds
Vice President              Legacy Program.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Margaret Hui,               None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Dana Hunter,                None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

John Huttlin,               Senior   Vice    President    (Director    of   the
Senior Vice President       International  Division)  (since  January  2004) of

                            OFI Institutional Asset Management,  Inc.; Director
                            (since     June    2003)    of     OppenheimerFunds
                            International Distributor Limited.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
James G. Hyland,            None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Kelly Bridget Ireland,      None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Kathleen T. Ives,           Vice   President   and   Assistant   Secretary   of
Vice President, Senior      OppenheimerFunds  Distributor, Inc. and Shareholder
Counsel & Assistant         Services,  Inc.;  Assistant Secretary of Centennial
Secretary                   Asset  Management   Corporation,   OppenheimerFunds
                            Legacy Program and Shareholder  Financial Services,
                            Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
William Jaume,              Senior  Vice   President   of   HarbourView   Asset
Vice President              Management  Corporation and OFI Institutional Asset
                            Management, Inc.; Director of OFI Trust Company.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Frank V. Jennings,          None
Senior Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
John Jennings,              None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Jin Jo,                     Formerly  Audit  Manager  at  Deloitte & Touche LLP
Assistant Vice President    (as of August 2007)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Lisa Kadehjian,             None
Assistant Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Charles Kandilis,           None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Amee Kantesaria,            Formerly  Counsel  at  Massachusetts   Mutual  Life
Assistant Vice President    Insurance Company
                            (May 2005-December 2006).

Assistant Counsel

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Rezo Kanovich,              None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Thomas W. Keffer,           None
Senior Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

James Kennedy,              Formerly  self-employed  (December 2005 - September
Senior Vice President       2006).

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Michael Keogh,              Vice  President  of  OppenheimerFunds  Distributor,
Vice President              Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

John Kiernan,               None
Assistant Vice President &
Marketing Compliance
Manager

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Michael Kim,                None
Assistant Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Audrey Kiszla,              Formerly Vice  President at First Horizon  Merchant
Vice President              Services (December 2005- May 2006).

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Lisa Klassen,               None
Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Richard Knott,              None
Executive Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Daniel Kohn,                None
Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Martin S. Korn,             None
Senior Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Tatyana Kosheleva,          Formerly (as of April 2007) Finance  Manager at IBM
Assistant Vice President    Corp.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Brian Kramer,               None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

S. Arthur Krause,           Formerly Product Manager of OppenheimerFunds,  Inc.
Assistant Vice President    (as of January 2007).

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Gloria LaFond,              None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Lisa Lamentino,             None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Tracey Lange,               Vice  President  of  OppenheimerFunds  Distributor,
Vice President              Inc. and OFI Private Investments Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Jeffrey P. Lagarce,         President of OFI  Institutional  Asset  Management,
Senior Vice President       Inc. as of January 2005.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
John Latino,                None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Gayle Leavitt,              None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Christopher M. Leavy,       None
Senior Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Randy Legg,                 None
Vice President & Associate
Counsel

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Laura Leitzinger,           Senior  Vice  President  of  Shareholder  Services,
Senior Vice President       Inc. and Shareholder Financial Services, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Justin Leverenz,            None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Michael S. Levine,          None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Brian Levitt,               None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Gang Li,                    None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Shanquan Li,                None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Julie A. Libby,             Senior Vice  President  of OFI Private  Investments
Senior Vice President       Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Daniel Lifshey,             None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Mitchell J. Lindauer,       None
Vice President & Assistant
General Counsel
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Bill Linden,                None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Malissa B. Lischin,         Assistant   Vice   President  of   OppenheimerFunds
Vice President              Distributor, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Justin Livengood,           None
Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Christina Loftus,           None
Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
David P. Lolli,             None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Daniel G. Loughran          None
Senior Vice President:
Rochester Division

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Patricia Lovett,            Vice President of Shareholder  Financial  Services,
Senior Vice President       Inc.  and  Senior  Vice  President  of  Shareholder

                            Services, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Misha Lozovik,              None.
Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Dongyan Ma,                 None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Steve Macchia,              None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Daniel Martin,              None
Assistant Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Jerry Mandzij,              None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Angelo Manioudakis          Senior Vice President of HarbourView Asset
Senior Vice President       Management Corporation and of OFI Institutional
                            Asset Management, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Carolyn Maxson,             None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

William T. Mazzafro,        None
Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Trudi McCanna,              None
Assistant Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Neil McCarthy,              None
Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Elizabeth McCormack,        Vice   President   and   Assistant   Secretary   of
Vice President              HarbourView Asset Management Corporation.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Joseph McDonnell,           Formerly  Senior  Vice  President  at Lehman  Bros.
Vice President              (April 1995 - March 2006).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Joseph McGovern,            None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Charles L. McKenzie,        Chairman of the Board,  Director,  Chief  Executive
Senior Vice President       Officer  and   President  of  OFI  Trust   Company;
                            Chairman,    Chief   Executive    Officer,    Chief
                            Investment    Officer    and    Director   of   OFI
                            Institutional   Asset   Management,   Inc.;   Chief
                            Executive  Officer,   President,   Senior  Managing
                            Director   and   Director  of   HarbourView   Asset
                            Management   Corporation;    Chairman,   President;
                            Director   of   Trinity    Investment    Management
                            Corporation and Vice President of Oppenheimer  Real
                            Asset Management, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

William McNamara,           None
Assistant Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Mary McNamee,               None
Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Michael Medev,              None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Lucienne Mercogliano,       None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Jay Mewhirter,              None
Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Andrew J. Mika,             None
Senior Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Jan Miller,                 None
Assistant Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Rejeev Mohammed,            None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Nikolaos D. Monoyios,       None
Senior Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Sarah Morrison,             Formerly   (as  of   January   2007)   Manager   at
Assistant Vice President    OppenheimerFunds, Inc.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Jill Mulcahy,               None
Vice President:
Rochester Division

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

John V. Murphy,             President and  Management  Director of  Oppenheimer
Chairman, Chief             Acquisition   Corp.;   President  and  Director  of
Executive Officer &         Oppenheimer Real Asset Management,  Inc.;  Chairman
Director                    and  Director of  Shareholder  Services,  Inc.  and
                            Shareholder  Financial Services,  Inc.; Director of
                            OppenheimerFunds     Distributor,     Inc.,     OFI
                            Institutional   Asset  Management,   Inc.,  Trinity
                            Investment  Management  Corporation,  Tremont Group
                            Holdings,   Inc.,   HarbourView   Asset  Management
                            Corporation  and  OFI  Private   Investments  Inc.;
                            Executive  Vice President of  Massachusetts  Mutual
                            Life   Insurance    Company;    Director   of   DLB
                            Acquisition   Corporation;    a   member   of   the
                            Investment Company Institute's Board of Governors.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Meaghan Murphy,             None
Assistant Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Suzanne Murphy,             None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Thomas J. Murray,           None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Christine Nasta,            None
Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Paul Newman,                None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

William Norman,             None
Assistant Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

James B. O'Connell,         None
Assistant Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Matthew O'Donnell,          None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Lisa Ogren,                 Formerly Manager at OppenheimerFunds, Inc.
Assistant Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Tony Oh,                    None
Assistant Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

John J. Okray,              None
Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Kristina Olson,             None
Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Lerae A. Palumbo,           None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Kathleen Patton,            None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
David P. Pellegrino,        None
Senior Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Allison C. Pells,           None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Robert H. Pemble,           None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Lori L. Penna,              None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Brian Petersen,             None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Marmeline Petion-Midy,      None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
David Pfeffer,              Senior  Vice   President   of   HarbourView   Asset
Senior Vice President &     Management Corporation since February 2004.
Chief Financial Officer
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
James F. Phillips,          None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Gary Pilc,                  None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
John Piper,                 Assistant Vice  President of Shareholder  Services,
Assistant Vice President    Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Jeaneen Pisarra,            None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Nicolas Pisciotti,          None
Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Christine Polak,            None
Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Sergei Polevikov,           None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Jeffrey Portnoy,            None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
David Preuss,               None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Ellen Puckett,              None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Paul Quarles,               None
Assistant Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Michael E. Quinn,           None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Julie S. Radtke,            None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Timothy Raeke,              Formerly  (as of July 2007) Vice  President  at MFS
Assistant Vice President    Investment Management.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Norma J. Rapini,            None
Assistant Vice President :
Rochester Division
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Corry E. Read,              None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Marc Reinganum,             None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Jill Reiter,                None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Eric Rhodes,                None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Eric Richter,               Vice  President  of  HarbourView  Asset  Management
Vice President              Corporation.  Formerly Investment Officer at Alaska
                            Permanent Fund  Corporation  (April 2005 - February
                            2006)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Claire Ring,                None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Grace Roberts,              None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
David Robertson,            Senior   Vice    President   of    OppenheimerFunds
Senior Vice President       Distributor, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Robert Robis,               None
Assistant Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Antoinette Rodriguez,       None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Stacey Roode,               None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Jeffrey S. Rosen,           None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Jessica Rosenfeld,          None.
Assistant Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Stacy Roth,                 None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Richard Royce,              None
Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Adrienne Ruffle,            None.
Vice President & Assistant
Counsel

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Kim Russomanno,             None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Gerald Rutledge,            None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Julie Anne Ryan,            None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Timothy Ryan,               None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Rohit Sah,                  None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Gary Salerno,               Formerly   (as  of  May  2007)   Separate   Account
Assistant Vice President    Business Liaison at OppenheimerFunds, Inc.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Valerie Sanders,            None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Kurt Savallo,               Formerly     Senior     Business     Analyst     at
Assistant Vice President    OppenheimerFunds, Inc.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Rudi W. Schadt,             None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Mary Beth Schellhorn,       Formerly  Human   Resources   Generalist  at  Misys
Assistant Vice President    Banking Systems (November 2000 - June 2006).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Ellen P. Schoenfeld,        None
Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Patrick Schneider,          Formerly  Human  Resources  Manager at ADT Security
Assistant Vice President    Services (December 2001 - July 2006).

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Scott A. Schwegel,          None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Allan P. Sedmak,            None
Assistant Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Jennifer L. Sexton,         Senior Vice  President  of OFI Private  Investments
Vice President              Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Asutosh Shah,               Formerly   Vice    President   at   Merrill   Lynch
Vice President              Investment   Managers  (February  2002  -  February
                            2006).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Kamal Shah,                 None.
Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Navin Sharma,               None
Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Tammy Sheffer,              None
Assistant Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Mary Dugan Sheridan,        None
Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
David C. Sitgreaves,        None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Michael Skatrud,            Formerly (as of March 2007)  Corporate Bond Analyst
Assistant Vice President    at Putnam Investments.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Enrique H. Smith,           None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Kevin Smith,                None
Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Louis Sortino,              None
Vice President:
Rochester Division
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Keith J. Spencer,           None
Senior Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Marco Antonio Spinar,       None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Brett Stein,                Formerly  Vice  President  of  Client  Services  at
Vice President              XAware, Inc. (October 2002 - August 2006).

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Richard A. Stein,           None
Vice President:
Rochester Division
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Arthur P. Steinmetz,        Senior  Vice   President   of   HarbourView   Asset
Senior Vice President       Management Corporation.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Jennifer Stevens,           None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Benjamin Stewart,           None
Assistant Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Peter Strzalkowski,         Formerly  (as  of  August  2007)   Founder/Managing
Vice President              Partner at Vector Capital Management.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
John P. Stoma,              Senior   Vice    President   of    OppenheimerFunds
Senior Vice President       Distributor, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Amy Sullivan,               None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Deborah A. Sullivan,        Secretary of OFI Trust Company.
Vice President & Assistant
Counsel
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Carole Sumption,            Formerly  Vice  President at Policy  Studies,  Inc.
Vice President              (July 2003 - April 2007).

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Michael Sussman,            Vice  President  of  OppenheimerFunds  Distributor,
Vice President              Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Thomas Swaney,              None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Brian C. Szilagyi,          None
Assistant Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Martin Telles,              Senior   Vice    President   of    OppenheimerFunds
Senior Vice President       Distributor, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Charles Toomey,             None
Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Vincent Toner,              None
Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Melinda Trujillo,           Formerly  Senior  Manager at CoBank,  ACB  (January
Assistant Vice President    2004 - April 2006).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Leonid Tsvayg,              None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Keith Tucker,               None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Cameron Ullyatt,            None
Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Angela Uttaro,              None
Assistant Vice President:
Rochester Division
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Mark S. Vandehey,           Vice  President  and Chief  Compliance  Officer  of
Senior Vice President &     OppenheimerFunds   Distributor,   Inc.,  Centennial
Chief Compliance Officer    Asset   Management   Corporation   and  Shareholder
                            Services,   Inc.;  Chief   Compliance   Officer  of
                            HarbourView  Asset  Management  Corporation,   Real
                            Asset  Management,   Inc.,   Shareholder  Financial
                            Services,   Inc.,  Trinity  Investment   Management
                            Corporation,  OppenheimerFunds  Legacy Program, OFI
                            Private  Investments Inc. and OFI Trust Company and
                            OFI Institutional Asset Management, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Maureen Van Norstrand,      None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Nancy Vann,                 None
Vice President & Associate
Counsel

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Rene Vecka,                 None
Assistant Vice President:
Rochester Division
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Vincent Vermette,           Assistant   Vice   President  of   OppenheimerFunds
Vice President              Distributor, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Elaine Villas-Obusan,       None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Ryan Virag,                 None
Assistant Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Jake Vogelaar,              None
Assistant Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Phillip F. Vottiero,        None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Lisa Walsh,                 None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Darren Walsh,               Formerly  General Manager and Senior Vice President
Executive Vice President    of  Comverse  (December  2005  -  September  2006);
                            Senior Vice  President of Strategic  Initiatives at
                            CSG Systems (2002 - December 2005)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Deborah Weaver,
Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Jerry A. Webman,            Senior  Vice   President   of   HarbourView   Asset
Senior Vice President       Management Corporation.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Christopher D. Weiler,      None
Vice President:
Rochester Division
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Barry D. Weiss,             Vice  President  of  HarbourView  Asset  Management
Vice President              Corporation  and  of  Centennial  Asset  Management
                            Corporation.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Melissa Lynn Weiss,         None
Vice President & Associate
Counsel
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Christine Wells,            None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Joseph J. Welsh,            Vice  President  of  HarbourView  Asset  Management
Vice President              Corporation.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Catherine M. White,         Assistant   Vice   President  of   OppenheimerFunds
Assistant Vice President    Distributor,  Inc.;  member of the American Society
                            of Pension Actuaries (ASPA) since 1995.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Troy Willis,                None
Assistant Vice President,
Rochester Division

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Mitchell Williams,          None
Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Julie Wimer,                None
Assistant Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Donna M. Winn,              President,  Chief  Executive  Officer & Director of
Senior Vice President       OFI Private  Investments Inc.; Director & President
                            of  OppenheimerFunds  Legacy  Program;  Senior Vice
                            President of OppenheimerFunds Distributor, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Philip Witkower,            Senior   Vice    President   of    OppenheimerFunds
Senior Vice President       Distributor, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Brian W. Wixted,            Treasurer   of   HarbourView    Asset    Management
Senior Vice President &     Corporation;  OppenheimerFunds  International Ltd.,
Treasurer                   Oppenheimer    Real   Asset    Management,    Inc.,
                            Shareholder Services,  Inc.,  Shareholder Financial
                            Services,  Inc., OFI Private  Investments Inc., OFI
                            Institutional      Asset     Management,      Inc.,
                            OppenheimerFunds  plc and  OppenheimerFunds  Legacy
                            Program;  Treasurer and Chief Financial  Officer of
                            OFI   Trust   Company;   Assistant   Treasurer   of
                            Oppenheimer Acquisition Corp.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Carol E. Wolf,              Senior  Vice   President   of   HarbourView   Asset
Senior Vice President       Management  Corporation  and  of  Centennial  Asset
                            Management Corporation;  serves on the Board of the
                            Colorado Ballet.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Meredith Wolff,             None.
Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Oliver Wolff,               None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Kurt Wolfgruber,            Director   of   Tremont   Group   Holdings,   Inc.,
President, Chief            HarbourView  Asset  Management  Corporation and OFI
Investment Officer &        Institutional  Asset  Management,  Inc. (since June
Director                    2003).    Management    Director   of   Oppenheimer
                            Acquisition Corp. (since December 2005).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Caleb C. Wong,              None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Edward C. Yoensky,          None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Geoff Youell,               None.
Assistant Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Lucy Zachman,               None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Robert G. Zack,             General  Counsel  of  Centennial  Asset  Management
Executive Vice President &  Corporation;   General   Counsel  and  Director  of
General Counsel             OppenheimerFunds  Distributor,  Inc.;  Senior  Vice
                            President and General Counsel of HarbourView  Asset
                            Management  Corporation and OFI Institutional Asset
                            Management,  Inc.;  Senior Vice President,  General
                            Counsel  and  Director  of  Shareholder   Financial
                            Services,  Inc.,  Shareholder  Services,  Inc., OFI
                            Private    Investments    Inc.;    Executive   Vice
                            President,  General  Counsel  and  Director  of OFI
                            Trust Company;  Director and Assistant Secretary of
                            OppenheimerFunds    International   Limited;   Vice
                            President,   Secretary   and  General   Counsel  of
                            Oppenheimer    Acquisition   Corp.;   Director   of
                            OppenheimerFunds      International     Distributor
                            Limited; Vice President of OppenheimerFunds  Legacy
                            Program;    Vice    President   and   Director   of
                            Oppenheimer Partnership Holdings Inc.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Neal A. Zamore,             None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Anna Zatulovskaya,          None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Mark D. Zavanelli,          None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Alex Zhou,                  None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Ronald Zibelli, Jr.         Formerly  Managing  Director  and Small Cap  Growth
Vice President              Team Leader at Merrill Lynch.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Arthur J. Zimmer,           Senior  Vice   President   of   HarbourView   Asset
Senior Vice President       Management Corporation.
--------------------------------------------------------------------------------

The Oppenheimer Funds include the following:

Centennial California Tax Exempt Trust
Centennial Government Trust
Centennial Money Market Trust
Centennial New York Tax Exempt Trust
Centennial Tax Exempt Trust

Limited Term New York Municipal Fund (a series of Rochester Portfolio Series)
OFI Tremont Core Strategies Hedge Fund
OFI Tremont Market Neutral Hedge Fund
Oppenheimer AMT-Free Municipals
Oppenheimer AMT-Free New York Municipals
Oppenheimer Balanced Fund
Oppenheimer Baring China Fund
Oppenheimer Baring Japan Fund
Oppenheimer Baring SMA International Fund
Oppenheimer California Municipal Fund
Oppenheimer Capital Appreciation Fund
Oppenheimer Capital Income Fund
Oppenheimer Cash Reserves
Oppenheimer Champion Income Fund
Oppenheimer Commodity Strategy Total Return Fund
Oppenheimer Convertible Securities Fund (a series of Bond Fund Series)
Oppenheimer Core Bond Fund (a series of Oppenheimer Integrity Funds)
Oppenheimer Developing Markets Fund
Oppenheimer Discovery Fund
Oppenheimer Dividend Growth Fund
Oppenheimer Emerging Growth Fund
Oppenheimer Equity Fund, Inc.
Oppenheimer Equity Income Fund, Inc.
Oppenheimer Global Fund
Oppenheimer Global Opportunities Fund
Oppenheimer Global Value Fund
Oppenheimer Gold & Special Minerals Fund
Oppenheimer International Bond Fund
Oppenheimer Institutional Money Market Fund
Oppenheimer International Diversified Fund
Oppenheimer International Growth Fund
Oppenheimer International Small Company Fund
Oppenheimer International Value Fund (a series of Oppenheimer International
Value Trust)
Oppenheimer Limited Term California Municipal Fund
Oppenheimer Limited-Term Government Fund
Oppenheimer Limited Term Municipal Fund (a series of Oppenheimer Municipal
Fund)
Oppenheimer Main Street Fund (a series of Oppenheimer Main Street Funds, Inc.)
Oppenheimer Main Street Opportunity Fund
Oppenheimer Main Street Small Cap Fund
Oppenheimer Master Loan Fund LLC
Oppenheimer MidCap Fund
Oppenheimer Money Market Fund, Inc.
Oppenheimer Multi-State Municipal Trust (3 series):

     Oppenheimer New Jersey Municipal Fund
     Oppenheimer Pennsylvania Municipal Fund
     Oppenheimer Rochester National Municipals

Oppenheimer Portfolio Series (4 series)
   Conservative Investor Fund
   Moderate Investor Fund
   Equity Investor Fund
   Active Allocation Fund
Oppenheimer Portfolio Series Fixed Income Active Allocation Fund
Oppenheimer Principal Protected Main Street Fund (a series of Oppenheimer
Principal

     Protected Trust)
Oppenheimer Principal Protected Main Street Fund II (a series of Oppenheimer
Principal
     Protected Trust II)
Oppenheimer Principal Protected Main Street Fund III (a series of Oppenheimer
Principal
     Protected Trust III)
Oppenheimer Quest For Value Funds (3 series)
     Oppenheimer Quest Balanced Fund
     Oppenheimer Quest Opportunity Value Fund
     Oppenheimer Small- & Mid- Cap Value Fund

Oppenheimer Quest International Value Fund, Inc.
Oppenheimer Quest Value Fund, Inc.
Oppenheimer Real Estate Fund
Oppenheimer Rising Dividends Fund, Inc.
Oppenheimer Rochester Arizona Municipal Fund
Oppenheimer Rochester Maryland Municipal Fund
Oppenheimer Rochester Massachusetts Municipal Fund
Oppenheimer Rochester Michigan Municipal Fund
Oppenheimer Rochester Minnesota Municipal Fund
Oppenheimer Rochester North Carolina Municipal Fund
Oppenheimer Rochester Ohio Municipal Fund
Oppenheimer Rochester Virginia Municipal Fund
Oppenheimer Select Value Fund
Oppenheimer Senior Floating Rate Fund
Oppenheimer Series Fund, Inc. (1 series):

   Oppenheimer Value Fund
Oppenheimer Strategic Income Fund
Oppenheimer Transition 2010 Fund
Oppenheimer Transition 2015 Fund
Oppenheimer Transition 2020 Fund
Oppenheimer Transition 2030 Fund
Oppenheimer Strategic Income Fund
Oppenheimer Tremont Market Neutral Fund, LLC
Oppenheimer Tremont Opportunity Fund, LLC
Oppenheimer U.S. Government Trust
Oppenheimer Variable Account Funds (11 series):
     Oppenheimer Balanced Fund/VA
     Oppenheimer Capital Appreciation Fund/VA
     Oppenheimer Core Bond Fund/VA
     Oppenheimer Global Securities Fund/VA
     Oppenheimer High Income Fund/VA
     Oppenheimer Main Street Fund/VA
     Oppenheimer Main Street Small Cap Fund/VA
     Oppenheimer MidCap Fund/VA
     Oppenheimer Money Fund/VA
     Oppenheimer Strategic Bond Fund/VA
     Oppenheimer Value Fund/VA
Panorama Series Fund, Inc. (4 series):
     Government Securities Portfolio
     Growth Portfolio
     Oppenheimer International Growth Fund/VA
     Total Return Portfolio
Rochester Fund Municipals

The address of the Oppenheimer funds listed above, Shareholder Financial
Services, Inc., Shareholder Services, Inc., OppenheimerFunds Services,
Centennial Asset Management Corporation and OppenheimerFunds Legacy Program
is 6803 South Tucson Way, Centennial, Colorado 80112-3924.

The address of OppenheimerFunds, Inc., OppenheimerFunds Distributor, Inc.,
HarbourView Asset Management Corporation, Oppenheimer Acquisition Corp., OFI
Private Investments Inc., OFI Institutional Asset Management, Inc.,
Oppenheimer Real Asset Management, Inc. and Oppenheimer Trust Company is Two
World Financial Center, 225 Liberty Street, 11th Floor, New York, New York
10281-1008.

The address of Tremont Group Holdings, Inc. is 555 Theodore Fremd Avenue,
Suite 206-C, Rye, New York 10580.

The address of OppenheimerFunds International Ltd. is 30 Herbert Street,
Dublin 2, Ireland.

The address of Trinity Investment Management Corporation is 301 North Spring
Street, Bellefonte, Pennsylvania 16823.

The address of OppenheimerFunds International Distributor Limited is Suite
1601, Central Tower, 28 Queen's Road, Central, Hong Kong.

Item 27. Principal Underwriter

(a)   OppenheimerFunds Distributor, Inc. is the Distributor of the
Registrant's shares. It is also the Distributor of each of the other registered open-end investment companies for which OppenheimerFunds, Inc. is the investment adviser, as described in Part A and Part B of this
Registration Statement and listed in Item 26(b) above (except Panorama Series
Fund, Inc.) and for MassMutual Institutional Funds.

(b)   The directors and officers of the Registrant's principal underwriter are:

----------------------------------------------------------------------------------
Name & Principal                 Position & Office        Position and Office
Business Address                 with Underwriter         with Registrant
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Timothy Abbhul(1)                Vice President and       None
                                 Treasurer

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Robert Agan(1)                   Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Anthony Allocco(2)               Assistant Vice President None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Janette Aprilante(2)             Secretary                None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Tracey Apostolopoulos(1)         Assistant Vice President None

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
James Barker                     Vice President           None
1723 W. Nelson Street
Chicago, IL 60657
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Kathleen Beichert(1)            Senior Vice President     None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Rocco Benedetto(2)              Vice President            None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Thomas Beringer                  Vice President           None

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Rick Bettridge                   Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
David A. Borrelli               Vice President            None
105 Black Calla Ct.
San Ramon, CA 94583
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Jeffrey R. Botwinick            Vice President            None
4431 Twin Pines Drive
Manlius, NY 13104
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Sarah Bourgraf(1)                Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Bryan Bracchi                    Vice President           None

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Michelle Brennan(2)              Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Joshua Broad(2)                  Vice President           None

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Kevin E. Brosmith                Senior Vice President    None
5 Deer Path
South Natlick, MA 01760
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Jeffrey W. Bryan                 Vice President           None
1048 Malaga Avenue
Coral Gables, FL 33134
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Ross Burkstalker                 Vice President           None

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Patrick Campbell(1)              Assistant Vice President None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Robert Caruso                    Vice President           None

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Donelle Chisolm(2)               Assistant Vice President None

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Andrew Chonofsky                 Vice President           None
109 Wade Avenue, Apt. 365
Raleigh, NC 27605
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Angelanto Ciaglia(2)             Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Melissa Clayton(2)               Assistant Vice President None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Craig Colby(2)                   Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Rodney Constable(1)              Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Susan Cornwell(1)                Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Neev Crane                       Vice President           None
1530 Beacon Street, Apt. #1403
Brookline, MA 02446
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Michael Daley                    Vice President           None

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Fredrick Davis                   Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
John Davis(2)                    Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Stephen J. Demetrovits(2)        Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Steven Dombrower                 Vice President           None
13 Greenbrush Court
Greenlawn, NY 11740
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
George P. Dougherty              Vice President           None
328 Regency Drive
North Wales, PA 19454
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Cliff H. Dunteman               Vice President            None
N 53 W 27761 Bantry Road
Sussex, WI 53089-45533
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Beth Arthur Du Toit(1)          Vice President            None

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Kent M. Elwell                   Vice President           None
35 Crown Terrace
Yardley, PA 19067
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Gregg A. Everett                 Vice President           None
4328 Auston Way
Palm Harbor, FL 34685-4017
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
George R. Fahey                  Senior Vice President    None
9511 Silent Hills Lane
Lone Tree, CO 80124
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Eric C. Fallon                   Vice President           None
10 Worth Circle
Newton, MA 02458
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
James Fereday                   Vice President            None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Joseph Fernandez                Vice President            None
1717 Richbourg Park Drive
Brentwood, TN 37027
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Mark J. Ferro                    Senior Vice President    None
104 Beach 221st Street
Breezy Point, NY 11697
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Ronald H. Fielding(3)            Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Eric P. Fishel                  Vice President            None
725 Boston Post Rd., #12
Sudbury, MA 01776
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Patrick W. Flynn                Senior Vice President     None
14083 East Fair Avenue
Englewood, CO 80111
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
John E. Forrest(2)               Senior Vice President    None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
John ("J") Fortuna(2)            Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Jayme D. Fowler                  Vice President           None
3818 Cedar Springs Road,
#101-349
Dallas, TX 75219
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

William Friebel                  Vice President           None

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Alyson Frost                     Assistant Vice President None

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Richard Fuermann                 Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Charlotte Gardner(1)             Vice President           None

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Lucio Giliberti                  Vice President           None
6 Cyndi Court
Flemington, NJ 08822
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Michael Gottesman                Vice President           None
255 Westchester Way
Birmingham, MI 48009
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Raquel Granahan(4)               Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Ralph Grant                      Senior Vice President    None
10 Boathouse Close
Mt. Pleasant, SC 29464
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Kahle Greenfield(2)              Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Robert Grill(2)                  Senior Vice President    None

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Eric Grossjung                   Vice President           None
4002 N. 194th Street
Elkhorn, NE 68022
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Michael D. Guman                 Vice President           None
3913 Pleasant Avenue
Allentown, PA 18103
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

James E. Gunter                  Vice President           None
603 Withers Circle

Wilmington, DE 19810
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Garrett Harbron                  Vice President           None

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Kevin J. Healy(2)                Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Wendy G. Hetson(2)              Vice President            None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Jennifer Hoelscher(1)           Assistant Vice President  None

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
William E. Hortz(2)              Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Edward Hrybenko(2)               Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Amy Huber(1)                     Assistant Vice President None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Brian F. Husch                   Vice President           None
37 Hollow Road
Stonybrook, NY 11790
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Patrick Hyland(2)                Assistant Vice President None

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Keith Hylind(2)                  Vice President           None

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Kathleen T. Ives(1)              Vice President &         Assistant Secretary
                                 Assistant Secretary
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Shonda Rae Jaquez(2)             Assistant Vice President None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Nivan Jaleeli                    Vice President           None
13622 E. Geronimo Rd.
Scottsdale, AZ 85259
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Eric K. Johnson                  Vice President           None
8588 Colonial Drive
Lone Tree, CO 80124
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Elyse Jurman                     Vice President           None

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Matthew Kasa                     Vice President           None

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Thomas Keffer(2)                 Senior Vice President    None

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Michael Keogh(2)                 Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Brian Kiley(2)                   Vice President           None

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Lisa Klassen(1)                  Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Richard Klein                    Senior Vice President    None
4820 Fremont Avenue South
Minneapolis, MN 55419
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Richard Knott(1)                 President and Director   None

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Brent A. Krantz                  Senior Vice President    None
61500 Tam McArthur Loop
Bend, OR 97702
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Eric Kristenson(2)               Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
David T. Kuzia                   Vice President           None
10258 S. Dowling Way
Highlands Ranch, CO 80126
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Tracey Lange(2)                  Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Jesse Levitt(2)                  Assistant Vice President None

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Eric J. Liberman                 Vice President           None
27 Tappan Ave., Unit West
Sleepy Hollow, NY 10591
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Malissa Lischin(2)               Assistant Vice President None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Christina Loftus(2)              Vice President           None

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Thomas Loncar                    Vice President           None
1401 North Taft Street, Apt. 726
Arlington, VA 22201
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Craig Lyman                      Vice President           None
7425 Eggshell Drive
N. Las Vegas, NV 89084
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Peter Maddox(2)                  Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Michael Malik                    Vice President           None
546 Idylberry Road
San Rafael, CA 94903
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Steven C. Manns                  Vice President           None
1627 N. Hermitage Avenue
Chicago, IL 60622
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Todd A. Marion                   Vice President           None
24 Midland Avenue
Cold Spring Harbor, NY 11724
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
LuAnn Mascia(2)                  Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Michael McDonald                 Vice President           None

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

John C. McDonough                Senior Vice President    None
533 Valley Road

New Canaan, CT 06840
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Kent C. McGowan                  Vice President           None
9510 190th Place SW
Edmonds, WA 98020
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Brian F. Medina                  Vice President           None
3009 Irving Street
Denver, CO 80211
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

William Meerman                  Vice President           None

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Daniel Melehan                   Vice President           None
906 Bridgeport Court
San Marcos, CA 92069
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Saul Mendoza                     Vice President           None

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Mark Mezzanotte                  Vice President           None
16 Cullen Way
Exeter, NH 03833
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Matthew L. Michaelson            Vice President           None
1250 W. Grace, #3R
Chicago, IL 60613
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Noah Miller(1)                   Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Clint Modler(1)                  Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Robert Moser                     Vice President           None
9650 East Aspen Hill Circle
Lone Tree, CO 80124
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
David W. Mountford               Vice President           None
7820 Banyan Terrace
Tamarac, FL 33321
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Gzim Muja                        Vice President           None
269 S. Beverly Dr. #807
Beverly Hills, CA 90212
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Matthew Mulcahy(2)               Vice President           None

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Wendy Jean Murray                Vice President           None
32 Carolin Road
Upper Montclair, NJ 07043
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
John S. Napier                   Vice President           None
17 Hillcrest Ave.
Darien, CT 06820
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Christina Nasta(2)               Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Kevin P. Neznek(2)              Vice President            None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Christopher Nicholson           Vice President            None

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Bradford G. Norford              Vice President           None
5095 Lahinch Ct.
Westerville, OH 43082
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Alan Panzer                      Vice President           None
6755 Ridge Mill Lane
Atlanta, GA 30328
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Donald Pawluk(2)                 Vice President           None

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Brian C. Perkes                  Vice President           None
6 Lawton Ct.
Frisco, TX 75034
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Wayne Perry                      Vice President           None

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Charles K. Pettit(2)             Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Aaron Pisani(1)                  Vice President           None

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Rachel Powers                    Vice President           None

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Nicole Pretzel                   Vice President           None

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Elaine M. Puleo-Carter(2)        Senior Vice President    None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Minnie Ra                        Vice President           None
100 Dolores Street, #203
Carmel, CA 93923
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Dusting Raring                   Vice President           None
27 Blakemore Drive
Ladera Ranch, CA 92797
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Michael A. Raso                  Vice President           None
3 Vine Place
Larchmont, NY 10538
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Richard E. Rath                  Vice President           None
46 Mt. Vernon Ave.
Alexandria, VA 22301
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Ramsey Rayan                     Vice President           None

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
William J. Raynor(5)             Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Corry Read(2)                    Vice President           None

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Ruxandra Risko(2)                Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
David R. Robertson(2)            Senior Vice President    None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Ian M. Roche                    Vice President            None
7070 Bramshill Circle
Bainbridge, OH 44023
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Michael Rock                    Vice President            None

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Kenneth A. Rosenson              Vice President           None
24753 Vantage Pt. Terrace
Malibu, CA 90265
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Thomas Sabow                    Vice President            None
6617 Southcrest Drive
Edina, MN 55435
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
John Saunders                    Vice President           None
2251 Chantilly Ave.
Winter Park, FL 32789
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Thomas Schmitt                  Vice President            None
40 Rockcrest Rd
Manhasset, NY 11030
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
William Schories                Vice President            None
3 Hill Street
Hazlet, NJ 07730
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Jennifer Sexton(2)              Vice President            None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Eric Sharp                      Vice President            None
862 McNeill Circle
Woodland, CA 95695
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Debbie A. Simon                 Vice President            None
55 E. Erie St., #4404
Chicago, IL 60611
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Bryant Smith                    Vice President            None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Christopher M. Spencer           Vice President           None
2353 W 118th Terrace
Leawood, KS 66211
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
John A. Spensley                 Vice President           None
375 Mallard Court
Carmel, IN 46032
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Alfred St. John(2)               Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Bryan Stein                      Vice President           None
8 Longwood Rd.
Voorhees, NJ 08043
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
John Stoma(2)                    Senior Vice President    None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Wayne Strauss(3)                 Assistant Vice President None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Brian C. Summe                   Vice President           None
2479 Legends Way
Crestview Hills, KY 41017
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Michael Sussman(2)               Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
George T. Sweeney                Senior Vice President    None
5 Smokehouse Lane
Hummelstown, PA 17036
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
James Taylor(2)                 Assistant Vice President  None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Martin Telles(2)                Senior Vice President     None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Paul Temple(2)                   Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
David G. Thomas                  Vice President           None
16628 Elk Run Court
Leesburg, VA 20176
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Mark S. Vandehey(1)             Vice President and Chief  Vice President and
                                Compliance Officer        Chief Compliance
                                                          Officer
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Vincent Vermete(2)              Vice President            None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Patrick Walsh                    Vice President           None

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Kenneth Lediard Ward             Vice President           None
1400 Cottonwood Valley Circle N.
Irving, TX 75038
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Teresa Ward(1)                   Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Janeanne Weickum                 Vice President           None

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Michael J. Weigner               Vice President           None
4905 W. San Nicholas Street
Tampa, FL 33629
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Donn Weise                       Vice President           None
3249 Earlmar Drive
Los Angeles, CA 90064
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Chris G. Werner                  Vice President           None
98 Crown Point Place
Castle Rock, CO 80108
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Catherine White(2)               Assistant Vice President None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Ryan Wilde(1)                    Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Julie Wimer(2)                   Assistant Vice President None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Donna Winn(2)                    Senior Vice President    None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Peter Winters                    Vice President           None
911 N. Organce Ave, Pat. 514
Orlando, FL 32801
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Patrick Wisneski(1)              Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Philip Witkower(2)               Senior Vice President    None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Kurt Wolfgruber                  Director                 None

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Meredith Wolff(2)                Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Michelle Wood(2)                 Vice President           None

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Cary Patrick Wozniak             Vice President           None
18808 Bravata Court
San Diego, CA 92128
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
John Charles Young               Vice President           None
3914 Southwestern
Houston, TX 77005
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Jill Zachman(2)                  Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Robert G. Zack(2)                General Counsel &        Secretary
                                 Director
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Steven Zito(1)                  Vice President            None
----------------------------------------------------------------------------------

(1)6803 South Tucson Way, Centennial, CO 80112-3924
(2)Two World Financial  Center,  225 Liberty Street,  11th Floor, New York, NY
10281-1008
(3)350 Linden Oaks, Rochester, NY 14623
(4)555 Theodore Fremd Avenue, Rye, NY 10580
(5)Independence Wharf, 470 Atlantic Avenue, 11th Floor, Boston, MA 02210

(c)   Not applicable.

                                  SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and/or the
Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to
Rule 485(b) under the Securities Act of 1933 and has duly caused this
Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 21st day of December, 2007.

                              OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

                              By:  John V. Murphy*
                              ----------------------------------------------
                              John V. Murphy, President,
                              Principal Executive Officer & Trustee

Pursuant to the requirements of the Securities Act of 1933, this Registration
Statement has been signed below by the following persons in the capacities on the dates indicated:

Signatures                 Title                           Date

Brian F. Wruble*           Chairman of the            December 21, 2007
---------------------------                                Board of Trustees
Brian F. Wruble

John V. Murphy*            President, Principal Executive   December 21, 2007
-------------------------- Officer & Trustee
John V. Murphy

Brian W. Wixted*           Treasurer, Principal Financial   December 21, 2007
-------------------------  and Accounting Officer
Brian W. Wixted

Matthew P. Fink*           Trustee                    December 21, 2007

--------------------
Matthew P.Fink

Robert G. Galli*           Trustee                    December 21, 2007

--------------------
Robert G. Galli

Phillip A. Griffiths*      Trustee                    December 21, 2007

----------------------
Phillip A. Griffiths

Mary F. Miller*            Trustee                    December 21, 2007

--------------------
Mary F. Miller

Joel W. Motley*            Trustee                    December 21, 2007

--------------------
Joel W. Motley

Kenneth A. Randall*        Trustee                    December 21, 2007

-------------------------
Kenneth A. Randall

Russell S. Reynolds, Jr.*  Trustee                    December 21, 2007

----------------------------
Russell S. Reynolds, Jr.

Joseph M. Wikler*

------------------------   Trustee                    December 21, 2007
Joseph M. Wikler

Peter I. Wold*

-------------------        Trustee                    December 21, 2007
Peter I. Wold

*By: /s/ Kathleen T. Ives

-----------------------------------------

Kathleen T. Ives, Attorney-in-Fact

                   OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

                       Post Effective Amendment No. 35

                                Exhibit Index

Exhibit No.       Description

23(j)             Independent Registered Public Accounting Firm's Consent